                                                      Registration Nos. 33-49098
                                                                       811-06719

              As filed with the Securities and Exchange Commission

                              on November 23, 1999



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]
         Post-Effective Amendment No. 17                                   [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT                                [X]
 COMPANY ACT OF 1940
         Amendment No. 18                                                  [X]

                                   BB&T FUNDS
               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                    (Address of principal executive offices)

               Registrant's telephone number, including Area Code:
                                 (800) 228-1872
                                 --------------

                           Walter B. Grimm, President
                                   BB&T Funds
                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                     (Name and address of agent for service)

                          Copies of communications to:

                             Alan G. Priest, Esquire
                                  Ropes & Gray
            One Franklin Square, 1301 K Street, N.W., Suite 800 East,
                             Washington, D.C. 20005

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[ ] on [date] pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[X] on February 1, 2000 pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on [date] pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for post-effective amendment No. __ filed on [date].

    BB&T FUNDS
--------------------------------------------------------------------------------
                                            ----------
                                            PROSPECTUS
                                            ----------


                                            FEBRUARY 1, 2000

                                           MONEY MARKET FUNDS
                                            BB&T Prime Money Market Fund
                                            BB&T U.S. Treasury Money Market Fund
                                            BB&T Tax-Free Money Market Fund










                                           CLASS A SHARES
                                           CLASS B SHARES
                                           TRUST SHARES













                                                  -----------------------
   THE SECURITIES AND EXCHANGE COMMISSION HAS      Questions?
   NOT APPROVED THE SHARES DESCRIBED IN THIS       Call 1-800-228-1872
   PROSPECTUS OR DETERMINED WHETHER THIS           or your investment
   PROSPECTUS IS ACCURATE OR COMPLETE.             representative.
   ANYONE WHO TELLS YOU OTHERWISE IS              -----------------------
   COMMITTING A CRIME.


--------------------------------------------------------------------------------

                                TABLE OF CONTENTS


Carefully review this                      Risk/Return Summary and Fund Expenses
important section, which
summarizes each Fund's                     Money Market Funds
investments, risks, past                     -      Prime Money Market Fund
performance, and fees.                       -      U.S. Treasury Money Market Fund
                                             -      Tax-Free Money Market Fund


Review this section for                    Investment Objectives, Policies and Risks
information and on investment
strategies and their risks.                Money Market Funds
                                             -      Prime Money Market Fund
                                             -      U.S. Treasury Money Market Fund
                                             -      Tax-Free Money Market Fund

Review this section for                    Fund Management
details on the people and                    -      The Investment Adviser
organizations who oversee the                -      The Investment Sub-Advisers
Funds.                                       -      Portfolio Managers
                                             -      The Distributor and Administrator

Review this section for                    Shareholder Information
details on how shares are                    -      Choosing a Share Class
valued, how to purchase, sell                -      Pricing of Fund Shares
and exchange shares, related                 -      Purchasing and Adding to Your Shares
charges and payments of                      -      Selling Your Shares
dividends and distributions.                 -      Exchanging Your Shares
                                             -      General Policies on Selling Shares
                                             -      Distribution Arrangements/Sales Charges
                                             -      Distribution and Service (12b-1) Fees and
                                                          Shareholder Servicing Fees
                                             -      Dividends, Distributions and Taxes
                                             -      Financial Highlights

                                           Back Cover
                                             -      Where to learn more about this Fund


DESCRIPTION OF THE FUNDS - OBJECTIVES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The Funds                                   BB&T Funds is a mutual fund family
                                            that offers different classes of
                                            shares in separate investment
                                            portfolios ("Funds"). The Funds have
                                            individual investment goals and
                                            strategies. This prospectus gives
                                            you important information about the
                                            Class A Shares, the Class B Shares
                                            and the Trust Shares of the Money
                                            Market Funds that you should know
                                            before investing. Please read this
                                            prospectus and keep it for future
                                            reference.

                                            Each of the Funds in this prospectus
                                            is a mutual fund. A mutual fund
                                            pools shareholders' money and, using
                                            professional investment managers,
                                            invests it in securities like stocks
                                            and bonds. Before you look at
                                            specific Funds, you should know a
                                            few general basics about investing
                                            in mutual funds.

                                            The value of your investment in a
                                            Fund is based on the market prices
                                            of the securities the Fund holds.
                                            These prices change daily due to
                                            economic and other events that
                                            affect securities markets generally,
                                            as well as those that affect
                                            particular companies or government
                                            units. These price movements,
                                            sometimes called volatility, will
                                            vary depending on the types of
                                            securities a Fund owns and the
                                            markets where these securities
                                            trade.

                                            LIKE OTHER INVESTMENTS, YOU COULD
                                            LOSE MONEY ON YOUR INVESTMENT IN A
                                            FUND. YOUR INVESTMENT IN A FUND IS
                                            NOT A DEPOSIT OR AN OBLIGATION OF
                                            BRANCH BANKING AND TRUST COMPANY,
                                            BB&T CORPORATION, THEIR AFFILIATES,
                                            OR ANY BANK. IT IS NOT INSURED BY
                                            THE FDIC OR ANY GOVERNMENT AGENCY.

                                            Each Fund has its own investment
                                            goal and strategies for reaching
                                            that goal. However, it cannot be
                                            guaranteed that a Fund will achieve
                                            its goal. Before investing, make
                                            sure that the Fund's goal matches
                                            your own.

                                            The portfolio manager invests each
                                            Fund's assets in a way that the
                                            manager believes will help the Fund
                                            achieve its goal. A manager's
                                            judgments about the stock markets,
                                            economy and companies, or selecting
                                            investments may cause a Fund to
                                            underperform other funds with
                                            similar objectives.

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

MONEY MARKET FUNDS


                                   These Funds seek current income with
                                   liquidity and stability of principal by
                                   investing primarily in short-term debt
                                   securities. The Funds seek to maintain a stable price of $1.00 per share.

Who May Want to Invest             Consider investing in these Funds if you are:

                                   - seeking preservation of capital
                                   - investing short-term reserves
                                   - willing to accept lower potential returns
                                     in exchange for a higher degree of safety
                                   - in the case of the Tax-Free Money Market
                                     Fund, seeking Federal tax-exempt income

                                   These Funds may not be appropriate if you are:
                                   - seeking high total return
                                   - pursuing a long-term goal or investing for
                                     retirement

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------
BB&T PRIME MONEY MARKET FUND

INVESTMENT OBJECTIVE               The Fund seeks to provide as high a level of
                                   current interest income as is consistent with maintaining liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES    To pursue this goal, the Fund invests only in
                                   U.S. dollar-denominated, "high-quality"
                                   short-term debt securities, including the following:

                                   -    Obligations issued or supported by the
                                        credit of U.S. or foreign banks or
                                        savings institutions with total assets
                                        in excess of $1 billion (including
                                        obligations of foreign branches of such
                                        banks);
                                   -    "High quality" commercial paper and
                                        other obligations issued or guaranteed
                                        by U.S. and foreign corporations and
                                        other issuers;
                                   -    Asset-backed securities;
                                   -    Securities issued or guaranteed as to
                                        principal and interest by the U.S.
                                        Government or by its agencies or
                                        instrumentalities and related custodial
                                        receipts;
                                   -    Securities issued or guaranteed by
                                        foreign governments or their political
                                        subdivisions; agencies or
                                        instrumentalities;
                                   -    Guaranteed investment contracts issued
                                        by highly-rated U.S. insurance
                                        companies;
                                   - Securities issued or guaranteed by state or local government bodies; and
                                   -    Repurchase agreements relating to the
                                        above instruments.

                                   Additionally, the Fund concentrates its
                                   investments in obligations issued by the financial services industry.

                                   "High-quality" debt securities are those obligations which, at the time of purchase,
                                   (i) possess the highest short-term rating from at least two NRSROs (for example, commercial paper rated "A-1" by Standard & Poor's Corporation and "P-1" by Moody's Investors Service, Inc.); or (ii) are single rated and have received the highest short-term rating by an NRSRO; or (iii) if unrated, are determined by the portfolio manager to be of comparable quality.

                                   When selecting securities for the Fund's portfolio, the manager first considers safety of principal and the quality of an investment. The manager then focuses on generating a high-level of income. The manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the manager believes to be the best relative values.

                                   The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

                                   For a more complete description of the
                                   securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS         Your investment in the Fund may be subject to
                                   the following principal risks:

                                   INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Interest rate risk is generally high for longer-term debt securities and low for shorter-term debt securities.

                                   CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security's rating, the greater its credit risk.

                                   CONCENTRATION RISK: The Fund's investments are concentrated in the financial services industry. This concentration increases the risk of loss to the Fund by increasing its exposure to economic, business, political or regulatory developments that may be adverse to the financial services industry.

                                   For more information about these risks,
                                   please see the Additional Investment
                                   Strategies and Risks on page X.

                                   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BRANCH BANKING AND TRUST COMPANY, BB&T CORPORATION, THEIR AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this page show          PERFORMANCE BAR CHART AND TABLE
how the Prime Money Market Fund has
performed and how its performance has     Year-by-Year
varied from year to year. The bar chart   Total Returns as of 12/31 for Trust
gives some indication of risk by showing Shares(1) changes in the Fund's yearly performance over two years to demonstrate that the Fund's value varied at different times.
The table below it shows the Fund's
performance over time. Of course, past
performance does not indicate how the
Fund will perform in the future.







                                           The performance information shown
                                           above is based on a calendar year.
                                           The Fund's total return for the
                                           nine-month period ended September 30,
                                           1999 was ______%.

The returns for Class A Shares and         -------------------------------------
Class B shares will differ from the                    Best  quarter:
Trust share returns shown in the bar                   Worst quarter:
chart because of differences in            -------------------------------------
expenses of each class. The table
assumes that Class B shareholders
redeem all of their fund shares at
the end of the period indicated.


 AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1999)(1)

                                                                     1 YEAR            SINCE INCEPTION
----------------------------------------------------------------------------------------------------------
CLASS A SHARES                                                                             10/1/97
----------------------------------------------------------------------------------------------------------
    PRIME MONEY MARKET FUND                                             %                    %
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
CLASS B SHARES (with applicable Contingent Deferred Sales                                  9/2/98
Charge)
----------------------------------------------------------------------------------------------------------
    PRIME MONEY MARKET FUND                                             %                    %
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
TRUST SHARES                                                                               10/1/97
----------------------------------------------------------------------------------------------------------
    PRIME MONEY MARKET FUND                                             %                    %
----------------------------------------------------------------------------------------------------------

(1)     Both charts assume reinvestment of dividends and distributions.

As of December 31, 1999, the Fund's 7-day yield for Class A Shares, Class B Shares, and Trust Shares was ___%, ___% and ________%, respectively. Without fee waivers and expense reimbursements, the Fund's yield would have been ______%, ___% and _____%, respectively, for this time period. For current yield information on the Fund, call 1-800-228-1872. The Fund's yield appears in The Wall Street Journal each Thursday.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------

As an investor in the Prime Money        Shareholder
Market Fund, you will pay the            Transaction
following fees and expenses when         Expenses (fees
you buy and hold shares.                 paid by you
Shareholder transaction fees are         directly)(1)         CLASS A SHARES      CLASS B SHARES      TRUST SHARES
paid from your account. Annual Fund
operating expenses are paid out of
Fund assets, and are reflected in        Maximum Sales
the share price.                         Charge (load)
                                         on Purchases             None                None                None
                                         -------------------------------------------------------------------------------

                                         Maximum Deferred
                                         Sales Charge (load)      None                5.00%(2)            None

                                         Redemption Fee(3)          0%                   0%                 0%


                                         Annual Fund
                                         Operating
                                         Expenses
                                         (fees paid from
                                         Fund assets)         CLASS A SHARES      CLASS B SHARES      TRUST SHARES
                                         -------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGE
                                         Management Fee(4)       0.40%                0.40%               0.40%
Some Fund share classes impose a
back end sales charge (load) if
you sell your shares before a
certain period of time has elapsed.
This is called a Contingent Deferred
Sales Charge.
                                         -------------------------------------------------------------------------------
                                         Distribution and
                                         Service (12b-1) Fee(4)   0.50%               1.00%               0.00%
                                         -------------------------------------------------------------------------------
                                         Other Expenses(4)            %                   %                   %
                                         -------------------------------------------------------------------------------
                                         Total Fund
                                         Operating Expenses(4)        %                   %                   %
                                         -------------------------------------------------------------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.
(2) A CDSC on Class B shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.
(3) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.
(4) During the last fiscal year, management fees paid by the Fund were limited to _____%. Additionally, distribution and service (12b-1) fees for Class A were limited to ___% and other expenses were limited to ___%. Total expenses after fee waivers and expense reimbursements for each class are: Class A shares, ___%; Class B shares, ___%; and Trust Shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO COMPARE                      PRIME MONEY MARKET FUND            1        3          5         10
FEES AND EXPENSES WITH THOSE OF                                                         Year     Years      Years     Years
OTHER FUNDS. IT ILLUSTRATES THE                        Class A Shares
AMOUNT OF FEES AND EXPENSES YOU                                                           $        $          $         $
WOULD PAY, ASSUMING THE FOLLOWING:                     -----------------------------------------------------------------------
    - $10,000 INVESTMENT                               Class B Shares
    - 5% ANNUAL RETURN                                   Assuming Redemption              $        $          $         $
    - REDEMPTION AT THE END OF EACH PERIOD
    - NO CHANGES IN THE FUND'S OPERATING EXPENSES        Assuming No Redemption           $        $          $         $
BECAUSE THIS EXAMPLE IS                                -----------------------------------------------------------------------
HYPOTHETICAL AND FOR COMPARISON                        Trust Shares                       $        $          $         $
ONLY, YOUR ACTUAL COSTS WILL BE                        -----------------------------------------------------------------------
DIFFERENT.

RISK/RETURN SUMMARY AND FUND EXPENSES
-----------------------------------
BB&T U.S. TREASURY MONEY MARKET FUND

INVESTMENT OBJECTIVE                        The Fund seeks current income with
                                            liquidity and stability of principal
                                            by investing exclusively in
                                            short-term United States
                                            dollar-denominated obligations
                                            issued or guaranteed by the U.S.
                                            Treasury, some of which may be
                                            subject to repurchase agreements.

PRINCIPAL INVESTMENT STRATEGIES             To pursue this goal, the Fund
                                            invests exclusively in short-term
                                            U.S. dollar-denominated obligations
                                            issued by the U.S. Treasury ("U.S.
                                            Treasury Securities"), and
                                            repurchase agreements collateralized
                                            by U.S. Treasury Securities.
                                            Obligations purchased by the Fund
                                            are limited to U.S.
                                            dollar-denominated obligations which
                                            the Board of Trustees has determined
                                            present minimal credit risks.

                                            In managing the Fund, the portfolio
                                            manager focuses on generating a
                                            high-level of income. The manager
                                            generally evaluates investments
                                            based on interest rate sensitivity
                                            selecting those securities whose
                                            maturities fit the Fund's interest
                                            rate sensitivity target and which
                                            the manager believes to be the best
                                            relative values. Generally, the
                                            portfolio manager buys and holds
                                            securities until their maturity.

                                            The Fund will maintain an average
                                            weighted portfolio maturity of 90
                                            days or less and will limit the
                                            maturity of each security in its
                                            portfolio to 397 days or less.

                                            For a more complete description of
                                            the securities in which the Fund may
                                            invest, please see the Additional
                                            Investment Strategies and Risks on
                                            page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS                  Your investment in the Fund may be
                                            subject to the following principal
                                            risks:

                                            INTEREST RATE RISK: The possibility
                                            that the Fund's yield will decrease
                                            due to a decrease in interest rates
                                            or that the value of the Fund's
                                            investments will decline due to an
                                            increase in interest rates. Interest
                                            rate risk is generally high for
                                            longer-term debt securities and low
                                            for shorter-term debt securities.

                                            For more information about these
                                            risks, please see the Additional
                                            Investment Strategies and Risks on
                                            page X.

                                            AN INVESTMENT IN THE FUND IS NOT A
                                            DEPOSIT OR AN OBLIGATION OF BRANCH
                                            BANKING AND TRUST COMPANY, BB&T
                                            CORPORATION, THEIR AFFILIATES, OR
                                            ANY BANK, AND IT IS NOT INSURED OR
                                            GUARANTEED BY THE FEDERAL DEPOSIT
                                            INSURANCE CORPORATION OR ANY OTHER
                                            GOVERNMENT AGENCY. ALTHOUGH THE FUND
                                            SEEKS TO PRESERVE THE VALUE OF YOUR
                                            INVESTMENT AT $1 PER SHARE, IT IS
                                            POSSIBLE TO LOSE MONEY BY INVESTING
                                            IN THE FUND.

RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this page show                            PERFORMANCE BAR CHART AND TABLE
how the U.S. Treasury Money Market
Fund has performed and how its             Year-by-Year Total Returns as of 12/31 for Trust Shares(1)
performance has varied from year to
year.  The bar chart gives some
indication of risk by showing changes
in the Fund's yearly performance over
seven years to demonstrate that the
Fund's value varied at different
times. The table below it shows the
Fund's performance over time.  Of
course, past performance does not
indicate how the Fund will perform in
the future.





                                            The performance information shown above is based on a calendar year. The
                                            Fund's total return for the nine-month period ended September 30, 1999 was
                                            _________%.

                                           ----------------------------------------------------------------------------
                                                Best  quarter:
                                                Worst quarter:
                                           ----------------------------------------------------------------------------




                     AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1999)(1)

                                                                     1 YEAR                5 YEARS            SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                                                                                    10/5/92
---------------------------------------------------------------------------------------------------------------------------------
    U.S. TREASURY MONEY MARKET FUND                                     %                    %                      %
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES (with applicable Contingent Deferred Sales                                                         1/1/96
Charge)
---------------------------------------------------------------------------------------------------------------------------------
    U.S. TREASURY MONEY MARKET FUND                                     %                    %                      %
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
TRUST SHARES                                                                                                      10/5/92
---------------------------------------------------------------------------------------------------------------------------------
    U.S. TREASURY MONEY MARKET FUND                                     %                    %                      %
---------------------------------------------------------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

As of December 31, 1999, the Fund's 7-day yield for Class A Shares, Class B Shares, and Trust Shares was %, ___% and ___% respectively. Without fee waivers and expense reimbursements, the Fund's yield would have been _____%, ___% and ___%, respectively for this time period. For current yield information on the Fund, call 1-800-228-1872. The Fund's yield appears in The Wall Street Journal each Thursday.

RISK/RETURN SUMMARY AND FUND EXPENSES


FEES AND EXPENSES
-----------------

As an investor in the U.S.             Shareholder
Treasury Money Market Fund, you        Transaction
will pay the following fees and        Expenses (fees
expenses when you buy and hold         paid by you
shares. Shareholder transaction        directly)(1)              CLASS A SHARES      CLASS B SHARES     TRUST SHARES
fees are paid from your account.
Annual Fund operating expenses
are paid out of Fund assets, and       Maximum Sales
are reflected in the share price.      Charge (load)
                                       on Purchases              None                None               None
                                       ----------------------------------------------------------------------------------

                                       Maximum Deferred
                                       Sales Charge (load)       None                5.00%(2)             None

                                       Redemption Fee(3)            0%                  0%                  0%


                                       Annual Fund
                                       Operating
                                       Expenses
                                       (fees paid from
                                       Fund assets)              CLASS A SHARES      CLASS B SHARES     TRUST SHARES
                                       ----------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE
                                       Management Fee            0.30%               0.30%               0.30%
Some Fund share classes impose a
back end sales charge (load) if you
sell your shares before a certain
period of time has elapsed.
This is called a Contingent
Deferred Sales Charge.
                                       ----------------------------------------------------------------------------------
                                       Distribution and
                                       Service (12b-1) Fee(4)    0.50%               1.00%               0.00%
                                       ----------------------------------------------------------------------------------
                                       Other Expenses(4)             %                   %                   %
                                       ----------------------------------------------------------------------------------
                                       Total Fund
                                       Operating Expenses(4)         %                   %                   %
                                       ----------------------------------------------------------------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.
(2) A CDSC on Class B shares declines over six years starting with year one and ending on the sixth anniversary in year seven from: 5%, 4%, 3%, 3%, 2%, 1%.
(3) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.
(4) During the last fiscal year, distribution and service (12b-1) fees for Class A Shares were limited to ___%. Additionally, other expenses for each class were limited to ___%. Total expenses after fee waivers and expense reimbursements for each class are: Class A shares, ___%; Class B shares, ___% and Trust shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO COMPARE FEES AND             U.S. TREASURY MONEY MARKET FUND    1        3          5         10
EXPENSES WITH THOSE OF OTHER FUNDS. IT                                                   Year    Years      Years     Years
ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES
YOU WOULD PAY, ASSUMING THE FOLLOWING:                 Class A Shares                     $        $          $         $
    - $10,000 INVESTMENT                               -----------------------------------------------------------------------
    - 5% ANNUAL RETURN                                 Class B Shares
    - REDEMPTION AT THE END OF EACH PERIOD               Assuming Redemption              $        $          $         $
    - NO CHANGES IN THE FUND'S OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR             Assuming No Redemption           $        $          $         $
COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE             -----------------------------------------------------------------------
DIFFERENT.                                             Trust Shares                       $        $          $         $
                                                       -----------------------------------------------------------------------

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------
BB&T TAX-FREE MONEY MARKET FUND

INVESTMENT OBJECTIVE                        The Fund seeks as high a level of
                                            current interest income exempt from
                                            federal income tax as is consistent
                                            with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES             To pursue this goal, the Fund
                                            invests in a broad range of
                                            short-term tax-exempt obligations
                                            issued by or on behalf of states,
                                            territories, and possessions of the
                                            United States, the District of
                                            Columbia, and their respective
                                            authorities, agencies,
                                            instrumentalities, and political
                                            subdivisions and tax-exempt
                                            derivative securities such as tender
                                            option bonds, participations,
                                            beneficial interests in trusts and
                                            partnership interests (collectively,
                                            "Municipal Securities").

                                            Although the Fund intends to invest
                                            its assets in tax-exempt
                                            obligations, the Fund is permitted
                                            to invest in private activity bonds
                                            and other securities which may be
                                            subject to the federal alternative
                                            minimum tax.

                                            When selecting securities for the
                                            Fund's portfolio, the manager first
                                            focuses on generating a high-level
                                            of income. The manager also
                                            considers safety of principal and
                                            the quality of an investment. The
                                            manager generally evaluates
                                            investments based on interest rate
                                            sensitivity selecting those
                                            securities whose maturities fit the
                                            Fund's interest rate sensitivity
                                            target and which the manager
                                            believes to be the best relative
                                            values.

                                            The Fund will maintain an average
                                            weighted portfolio maturity of 90
                                            days or less and will limit the
                                            maturity of each security in its
                                            portfolio to 397 days or less.

                                            The Fund may also invest in certain
                                            other short-term debt securities in
                                            addition to those described above.
                                            For a more complete description of
                                            the various securities in which the
                                            Fund may invest, please see the
                                            Additional Investment Strategies and
                                            Risks on page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS                  Your investment in the Fund may be
                                            subject to the following principal
                                            risks:

                                            INTEREST RATE RISK: The possibility
                                            that the Fund's yield will decrease
                                            due to a decrease in interest rates
                                            or that the value of the Fund's
                                            investments will decline due to an
                                            increase in interest rates. Interest
                                            rate risk is generally high for
                                            longer-term debt securities and low
                                            for shorter-term debt securities.

                                            CREDIT RISK: The possibility that an
                                            issuer cannot make timely interest
                                            and principal payments on its debt
                                            securities such as bonds. The lower
                                            a security's rating, the greater its
                                            credit risk.

                                            TAX RISK. The risk that the issuer
                                            of the securities will fail to
                                            comply with certain requirements of
                                            the Internal Revenue Code, which
                                            would cause adverse tax
                                            consequences.

                                            For more information about these
                                            risks, please see the Additional
                                            Investment Strategies and Risks on
                                            page X.

                                            AN INVESTMENT IN THE FUND IS NOT A
                                            DEPOSIT OR AN OBLIGATION OF BRANCH
                                            BANKING AND TRUST COMPANY, BB&T
                                            CORPORATION, THEIR AFFILIATES, OR
                                            ANY BANK, AND IT IS NOT INSURED OR
                                            GUARANTEED BY THE FEDERAL DEPOSIT
                                            INSURANCE CORPORATION OR ANY OTHER
                                            GOVERNMENT AGENCY. ALTHOUGH THE FUND
                                            SEEKS TO PRESERVE THE VALUE OF YOUR
                                            INVESTMENT AT $1 PER SHARE, IT IS
                                            POSSIBLE TO LOSE MONEY BY INVESTING
                                            IN THE FUND.

RISK/RETURN SUMMARY AND FUND EXPENSES

This section would normally include a bar chart and a table showing how the Tax-Free
Money Market Fund has performed and how its performance has varied from year to year.
Because the Fund had not commenced
operations as of the date of this
Prospectus, the bar chart and table are not shown.

RISK/RETURN SUMMARY AND FUND EXPENSES


FEES AND EXPENSES
-----------------

As an investor in the               Shareholder
Tax-Free Money Market Fund,         Transaction
you will pay the following          Expenses (fees
fees and expenses when you          paid by you
buy and hold shares.                directly)(1)           CLASS A SHARES    CLASS B SHARES      TRUST SHARES
Shareholder transaction fees
are paid from your account.
Annual Fund operating               Maximum Sales
expenses are paid out of Fund       Charge (load)
assets, and are reflected in        on Purchases           None                None              None
the share price.
                                    -----------------------------------------------------------------------------
                                    Maximum Deferred
                                    Sales Charge (load)    None                5.00%(2)          None

                                    Redemption Fee(3)         0%                  0%                0%

                                    Annual Fund
                                    Operating
                                    Expenses
                                    (fees paid from
                                    Fund assets)           CLASS A SHARES    CLASS B SHARES      TRUST SHARES
                                    -----------------------------------------------------------------------------
CONTINGENT DEFERRED SALES
CHARGE                              Management Fee(4)        0.40%             0.40%               0.40%

Some Fund share classes impose a
back end sales charge (load) if you
sell your shares before a certain
period of time has elapsed. This is
called a Contingent Deferred Sales
Charge.

                                    -----------------------------------------------------------------------------
                                    Distribution and
                                    Service (12b-1) Fee(4)   0.50%             1.00%               0.00%
                                    -----------------------------------------------------------------------------
                                    Other Expenses(4             %                 %                   %
                                    -----------------------------------------------------------------------------
                                    Total Fund
                                    Operating Expenses(4)        %                 %                   %
                                    -----------------------------------------------------------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.
(2) A CDSC on Class B shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.
(3) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.
(4) Other expenses are based on estimated amounts for the current fiscal year. For the current fiscal year, we expect management fees paid by the Fund to be limited to _____%. Additionally, we expect distribution and service (12b-1) fees for Class A shares to be limited to ___% and other expenses for each class to be limited to ____%. Accordingly, we expect total expenses after fee waivers and expense reimbursements for each class to be: Class A shares, ___%; Class B shares, ___% and Trust shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

                                                       TAX-FREE MONEY MARKET FUND         1        3          5         10
                                                                                         Year    Years      Years     Years
USE THE TABLE AT RIGHT TO COMPARE                      Class A Shares                     $        $          $         $
FEES AND EXPENSES WITH THOSE OF
OTHER FUNDS. IT ILLUSTRATES THE
AMOUNT OF FEES AND EXPENSES YOU                        -----------------------------------------------------------------------
WOULD PAY, ASSUMING THE FOLLOWING:                     Class B Shares
    -$10,000 INVESTMENT                                  Assuming Redemption              $        $          $         $
    - 5% ANNUAL RETURN
    - REDEMPTION AT THE END OF EACH PERIOD               Assuming No Redemption           $        $          $         $
    - NO CHANGES IN THE FUND'S OPERATING EXPENSES      -----------------------------------------------------------------------
BECAUSE THIS EXAMPLE IS                                Trust Shares                       $        $          $         $
HYPOTHETICAL AND FOR COMPARISON                        -----------------------------------------------------------------------
ONLY, YOUR ACTUAL COSTS WILL BE
DIFFERENT.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Money Market Funds
------------------

PRIME MONEY MARKET FUND - Under normal market conditions, at least 25% of the Fund's total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements relating to such obligations. However, for temporary defensive purposes during periods when the Adviser or Sub-Adviser believes that maintaining this concentration may be inconsistent with the best interests of Shareholders, the Fund will not maintain this concentration. Money market instruments of companies in the financial services industry include, but are not limited to, certificates of deposit, commercial paper, bankers' acceptances, demand and time deposits, and bank notes. These money market obligations are issued by domestic or foreign banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies and a variety of firms in the insurance field. Financial service companies offering money market issues must have total assets of $1 billion or more before their issues can be considered for investment. The Fund will not purchase securities issued by PNC Bank or BB&T or any of their affiliates.

The Fund may invest in debt obligations of foreign corporations and banks including Eurodollar Time Deposits and Yankee Certificates of Deposit.

TAX-FREE MONEY MARKET FUND - As a fundamental policy, except during periods of unusual market conditions or during temporary defensive periods, the Fund will invest substantially all, but in no event less than 80%, of its total assets in Municipal Securities with remaining maturities of 397 days (thirteen months) or less as determined in accordance with the rules of the SEC.

The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securities (other than U.S. Government securities, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing the right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the first-tier securities (securities that possess at least one rating in the highest category by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality) of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of BB&T Funds. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

- Securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by guarantees or other credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

-    securities that are issued or guaranteed by a person with such ratings;

- securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; or

- shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENT PRACTICES
--------------------

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

FUND NAME                                                FUND CODE
---------                                                ---------

Prime Money Market Fund                                       1
U.S. Treasury Money Market Fund                               2
Tax-Free Money Market Fund                                    3



                     INSTRUMENT                                   FUND CODE             RISK TYPE
                     ----------                                   ---------             ---------

ASSET-BACKED SECURITIES: Securities secured by                        1                 Pre-payment
company receivables, home equity loans, truck and                                       Market
auto loans, leases, credit card receivables and                                         Credit
other securities backed by other types of                                               Interest Rate
receivables or other assets.                                                            Income
                                                                                        Regulatory
                                                                                        Liquidity

BANKERS' ACCEPTANCES: Bills of exchange or time                       1                 Credit
drafts drawn on and accepted by a commercial bank.                                      Liquidity
Maturities are generally six months or less.                                            Market
                                                                                        Interest Rate
                                                                                        Income
BONDS:  Interest-bearing or discounted government or                  1                 Market
corporate securities that obligate the issuer to pay                                    Credit
the bondholder a specified sum of money, usually at                                     Interest Rate
specific intervals, and to repay the principal                                          Income
amount of the loan at maturity.

CERTIFICATES OF DEPOSIT: Negotiable instruments with                  1                 Market
a stated maturity.                                                                      Credit
                                                                                        Liquidity
                                                                                        Interest Rate
                                                                                        Income


COMMERCIAL PAPER: Secured and unsecured short-term                  1, 3                Credit
promissory notes issued by corporations and other                                       Liquidity
entities. Maturities generally vary from a few days                                     Market
to nine months.                                                                         Interest Rate
                                                                                        Income

DERIVATIVES:  Instruments whose value is derived                      3                 Management
from an underlying contract, index or security, or                                      Market
any combination thereof, including futures,                                             Credit
options (e.g., put and calls), options on futures,                                      Liquidity
swap agreements, and some mortgage-backed securities.                                   Leverage
                                                                                        Interest Rate
                                                                                        Income

FOREIGN SECURITIES: Stocks issued by foreign                          1                 Market
companies, as well as commercial paper of foreign                                       Political
issuers and obligations of foreign banks, overseas                                      Liquidity
branches of U.S. banks and supranational entities.                                      Foreign Investment

INVESTMENT COMPANY SECURITIES: Shares of investment                 1, 3                Market
companies.  A Fund (except the Funds of Funds) may
invest up to 5% of its assets in the shares of any
one registered investment company, but may not own
more than 3% of the securities of any one registered
investment company or invest more than 10% of its
assets in the securities of other registered
investment companies.  These registered investment
companies may include money market funds of BB&T
Funds and shares of other registered investment
companies for which the Adviser to a Fund or any of
their affiliates serves as investment adviser,
administrator or distributor.  The Money Market
Funds may only invest in shares of other investment
companies with similar objectives.

MORTGAGE-BACKED SECURITIES: Debt obligations secured                   1                Pre-payment
by real estate loans and pools of loans.  These                                         Market
include collateralized mortgage obligations and real                                    Credit
estate mortgage investment conduits.                                                    Regulatory

MUNICIPAL SECURITIES: Securities issued by a state                     3                Market
or political subdivision to obtain funds for various                                    Credit
public purposes Municipal securities include private                                    Political
activity bonds and industrial development bonds, as                                     Tax
well as general obligation bonds, tax anticipation                                      Regulatory
notes, bond anticipation notes, revenue anticipation
notes, project notes, other short-term tax-exempt
obligations, municipal leases, and obligations of
municipal housing authorities (single family


revenue bonds).

There are two general types of municipal bonds:
General-obligations bonds, which are secured by the taxing power of the issuer and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited, to certificates of participation (COPs); utility and sales tax revenues;
tax increment or tax allocations; housing and special tax, including assessment district and community facilities district issues which are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.

REPURCHASE AGREEMENTS: The purchase of a security                     1-3                 Market
and the simultaneous commitment to return the                                             Leverage
security to the seller at an agreed upon price on an
agreed upon date.  This is treated as a loan.

RESTRICTED SECURITIES:  Securities not registered                      1                  Liquidity
under the Securities Act of 1933, such as privately                                       Market
placed commercial paper and Rule 144A securities.

SECURITIES LENDING: The lending of up to 33 1/3% of                   1-3                 Market
the Fund's total assets.  In return the Fund will                                         Leverage
receive cash, other securities, and/or letters of                                         Liquidity
credit.                                                                                   Credit

STAND-BY COMMITMENTS:  The Fund may acquire                            3                  Income
"stand-by commitments" with respect to Municipal
Securities held in its portfolio.  The Fund will
acquire stand-by commitments solely to facilitate
portfolio liquidity.

TIME DEPOSITS: Non-negotiable receipts issued by a                    1-3                 Liquidity
bank in exchange for the deposit of funds.                                                Credit
                                                                                          Market
                                                                                          Income

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                   1                  Interest Rate
by agencies and instrumentalities of the U.S.                                             Credit
government. These include Ginnie Mae, Fannie Mae,
and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds,                        2                  Interest Rate
separately traded registered interest and principal
securities, and coupons under bank


entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations                  1, 3                 Credit
with interest rates which are reset daily, weekly,                                        Liquidity
quarterly or some other period and which may be                                           Market
payable to the Fund on demand.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                        3                  Market
Purchase or contract to purchase securities at a                                          Leverage
fixed price for delivery at a future date.  Under                                         Liquidity
normal market conditions, when-issued purchases and                                       Credit
forward commitments will not exceed 25% of the value
of a Fund's total assets.

INVESTMENT RISKS
----------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

         HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.

         SPECULATIVE. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" - or repay - higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income
- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

YEAR 2000 RISK. BB&T Funds depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, BB&T Funds could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. BB&T Funds has made inquiry of its service providers to determine whether they expect to have their computer systems adjusted for the year 2000 transition, and is seeking assurances from each service provider that it expects its system to accommodate the year 2000 transition without material adverse consequences to BB&T Funds. While it is likely that such assurances will be obtained, BB&T Funds and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or custodians, banks, broker-dealers or others with which BB&T Funds does business.

FUND MANAGEMENT
---------------

         THE INVESTMENT ADVISER

Branch Banking and Trust Company (BB&T or the "Adviser") is the adviser for the Funds. BB&T is the oldest bank in North Carolina and is the principal bank affiliate of BB&T Corporation, a bank holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 1999, BB&T Corporation had assets of approximately $____ billion. Through its subsidiaries, BB&T Corporation operates over 540 banking offices in Maryland, North Carolina, South Carolina, Virginia and Washington, D.C., providing a broad range of financial services to individuals and businesses.

In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Services Division since 1912. While BB&T has not provided investment advisory services to registered investment companies other than the BB&T Funds, it has experience in managing collective investment funds with investment portfolios and objectives comparable to those of the BB&T Funds. BB&T employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T has managed common and collective investment funds for its fiduciary accounts for more than 17 years and currently manages assets of more than $____ billion.

Through its portfolio management team, BB&T makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

For these advisory services, the Funds paid as follows during their fiscal year ended:

===================================================================
                                          PERCENTAGE OF AVERAGE
                                        NET ASSETS AS OF 09/30/99
------------------------------------------------------------------
Prime Money Market Fund                           0.30%

------------------------------------------------------------------
U.S. Treasury Money Market Fund                   0.40%

------------------------------------------------------------------
Tax-Free Money Market Fund                         __%

------------------------------------------------------------------

THE INVESTMENT SUB-ADVISERS

PRIME MONEY MARKET FUND AND TAX-FREE MONEY MARKET FUND. BlackRock Institutional Management Corporation ("BIMC") (formerly PNC Institutional Management Corporation) serves as the Sub-Adviser to the Prime Money Market Fund and the Tax-Free Money Market Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, BIMC manages each Fund, selects its investments and places all orders for purchases and sales of each Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T and in accordance with the Prime Money Market Fund's and the Tax-Free Money Market Fund's respective investment objective, policies and restrictions.

BIMC is a wholly owned subsidiary of BlackRock Advisors, Inc. ("BAI") (formerly PNC Asset Management Group, Inc.). BAI was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 345 Park Avenue, 29th Floor, New York, New York 10154. BAI is an indirect majority-owned subsidiary of PNC Bank Corp., a diversified financial services company. BIMC's principal business address is 400 Bellevue Parkway, 4th Floor, Wilmington, Delaware 19809.

THE DISTRIBUTOR AND ADMINISTRATOR

BISYS Fund Services, Inc. (the "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as each Fund's administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

BISYS Fund Services, L.P. (the "Distributor"), an affiliate of the Administrator, serves as the distributor of each Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

The Statement of Additional Information has more detailed information about the Investment Adviser and other service providers.

SHAREHOLDER INFORMATION
-----------------------

CHOOSING A SHARE CLASS
----------------------

Class A Shares, Class B Shares and Trust Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

CLASS A SHARES

-    No sales charges.
-    Distribution and service fees of 0.50% of average daily net assets.
-    OFFERED BY:
     Prime Money Market Fund
     U.S. Treasury Money Market Fund
     Tax-Free Money Market Fund

CLASS B SHARES

-    No front-end sales charge; all your money goes to work for you right away.
-    Distribution and service (12b-1) fees of 1.00% of average daily net assets.
-    A deferred sales charge, as described on page X.
- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.
-    Maximum investment for all Class B purchases:  $250,000.
-    OFFERED BY:
     Prime Money Market Fund
     U.S. Treasury Money Market Fund
     Tax-Free Money Market Fund

NOTE: Shareholders obtaining Class B Shares of a Money Market Fund upon an exchange of Class B Shares of any other Fund, will be requested to participate in the Auto Exchange Program in such a way that their Class B Shares have been withdrawn from the Money Market Fund within two years of purchase.

TRUST SHARES

-   No sales charges.
-   No distribution and service (12b-1) fees.
- Available only to Branch Banking and Trust Company and its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity.
-   OFFERED BY:
    Prime Money Market Fund
    U.S. Treasury Money Market Fund
    Tax-Free Money Market Fund

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

SHAREHOLDER INFORMATION
-----------------------

PRICING OF FUND SHARES
----------------------

How NAV is Calculated

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

-----------------------------
            NAV =

 TOTAL ASSETS - LIABILITIES
-----------------------------
      Number of Shares
         Outstanding
-----------------------------

NAV is calculated separately
for each class of shares.

Money Market Funds

Per share net asset value (NAV) for each Fund is determined and its shares are priced twice a day. The NAV for the Prime Money Market Fund, the U.S. Treasury Money Market Fund and the Tax-Free Money Market Fund is determined at 12:00 p.m. Eastern time and at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received. This is what is known as the offering price.

Each Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

SHAREHOLDER INFORMATION
-----------------------

PURCHASING AND ADDING TO YOUR SHARES

You may purchase Shares of the          ACCOUNT TYPE                MINIMUM            MINIMUM
Funds through the Distributor or                               INITIAL INVESTMENT     SUBSEQUENT
through banks, brokers and other        CLASS A OR
investment representatives or           CLASS B
institutions, which may charge          Regular                     $  1,000         $   0
additional fees and may require         Automatic Investment Plan   $     25         $  25
higher minimum investments or
impose other limitations on buying      --------------------------------------------------------
and selling shares. If you purchase
shares through an investment            All purchases must be in U.S. dollars. A fee will be charged for
representative or institution, that     any checks that do not clear. Third-party checks are not
party is responsible for                accepted.
transmitting orders by close of
business and may have an earlier        A Fund may waive its minimum purchase requirement. The
cut-off time for purchase and sale      Distributor may reject a purchase order if it considers it in the
requests. Trust Shares may be           best interest of the Fund and its shareholders.
purchased only through procedures
established by the Distributor in
connection with the requirements of
fiduciary, advisory, agency,
custodial and other similar
accounts maintained by or on behalf
of customers of Branch Banking and
Trust company or one of its
affiliates or other financial
service providers approved by the
Distributor. Consult your
investment representative or
institution for specific
information.



--------------------------------------------------------------------------------
Avoid 31% Tax Withholding
Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
-----------------------

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT - CLASS A AND B SHARES ONLY

BY REGULAR MAIL

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:
1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
2.   Make check, bank draft or money order payable to "BB&T Funds."
3.   Mail to: BB&T Funds
              P.O. Box 182533
              Columbus, OH 43218-2533

Subsequent:
1.   Use the investment slip attached to your account statement.
     Or, if unavailable,
2.   Include the following information on a piece of paper:
     -  BB&T Funds/Fund name
     -  Share class
     -  Amount invested
     -  Account name
     -  Account number
     Include your account number on your check.

3.   Mail to: BB&T Funds
              P.O. Box 182533
              Columbus, OH 43218-2533

BY OVERNIGHT SERVICE

See instructions 1-2 above for subsequent investments.
4.   Send to: BB&T Funds
              c/o BISYS Fund Services
              Attn:  T.A. Operations
              3435 Stelzer Road
              Columbus, OH 43219.

ELECTRONIC PURCHASES

Your bank must participate in the Automated Clearing House (ACH) and must be a
U. S. Bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-228-1872. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-228-1872 to arrange a transfer from your bank account.

SHAREHOLDER INFORMATION
-----------------------

PURCHASING AND ADDING TO YOUR SHARES - CONTINUED

                                            ELECTRONIC VS. WIRE TRANSFER

                                            Wire transfers allow financial
                                            institutions to send funds to each
                                            other, almost instantaneously. With
                                            an electronic purchase or sale, the
                                            transaction is made through the
                                            Automated Clearing House (ACH) and
                                            may take up to eight days to clear.
                                            There is generally no fee for ACH
                                            transactions.
                                            ------------------------------------

BY WIRE TRANSFER

NOTE:  YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

For initial investment:
Fax the completed application, along with a request for a confirmation number to 1-800-228-1872. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments: Instruct your bank to wire transfer your investment to:
   [NAME OF BANK]
   Routing Number:  ABA #000000
   DDA#
Include:
   Your name
   Your confirmation number
After instructing your bank to wire the funds, call 1-800-228-1872 to advise us of the amount being transferred and the name of your bank

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
-----------------------

PURCHASING AND ADDING TO YOUR SHARES - CONTINUED



AUTOMATIC INVESTMENT PLAN - CLASS A AND B
  SHARES ONLY
                                                                     DIRECTED DIVIDEND OPTION

You can make automatic investments in the Funds from your bank By  By selecting the appropriate box in
selecting the appropriate box account, through payroll deduction   the Account Application, you can
or from your federal in the Account Application, you employment,   elect to receive your distributions
Social Security or other regular government can elect to receive   in cash (check) or have
your checks. Automatic investments can be as little as $25, once   distributions (capital gains and
distributions in cash (check) or you've invested the $25 minimum   dividends) reinvested in another
required to open the account.                                      BB&T Fund without a sales charge.
                                                                   You must maintain the minimum
To invest regularly from your bank account:                        balance in each Fund into which you
   -  Complete the Automatic Investment Plan portion on your       plan to reinvest dividends or the
      Account Application or the supplemental sign-up form         reinvestment will be suspended and
         -  Make sure you note:                                    your dividends paid to you. The
         -  Your bank name, address and account number             Fund may modify or terminate this
         -  The amount you wish to invest automatically            reinvestment option without notice.
            (minimum $25)                                          You can change or terminate your
         -  How often you want to invest (every month, 4           participation in the reinvestment
            times a year, twice a year or once a year)             option at any time.
         -  Attach a voided personal check.

Call 1-800-228-1872 for an enrollment form or
consult the SAI for additional information.                     -------------------------------------------

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Trust Shares than for Class A Shares and Class B Shares, because Trust Shares have lower distribution expenses. Similarly, dividends are higher for Class A Shares than for Class B Shares. Income dividends for the Money Market Funds are declared daily and paid monthly. Capital gains, if any, are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
-----------------------


SELLING YOUR SHARES
-------------------


You may sell your shares at any              WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
time. Your sales price will be the           -------------------------------------------
next NAV after your sell order is            As a mutual fund shareholder, you are
received by the Fund, its transfer           technically selling shares when you
agent, or your investment                    request a withdrawal in cash. This is
representative. Normally you will            also known as redeeming shares or a
receive your proceeds within a week          redemption of shares.
after your request is received. See          -------------------------------------------
section on "General Policies on
Selling Shares below."                       CONTINGENT DEFERRED SALES CHARGE
                                             When you sell Class B shares, you will
                                             be charged a fee for any shares that
                                             have not been held for a sufficient
                                             length of time. These fees will be
                                             deducted from the money paid to you. See
                                             the section on "Distribution
                                             Arrangements/Sales Charges" below for
                                             details.

                                             INSTRUCTIONS FOR SELLING SHARES
                                             If selling your shares through your
                                             financial adviser or broker, ask him or
                                             her for redemption procedures. Your
                                             adviser and/or broker may have
                                             transaction minimums and/or transaction
                                             times which will affect your redemption.
                                             For all other sales transactions, follow
                                             the instructions below.


By telephone                                    1. Call 1-800-228-1872 with instructions
(unless you have declined                       as to how you wish to receive your funds
telephone sales privileges)                     (mail, wire, electronic transfer). (See
                                                "General Policies on Selling Shares--
                                                Verifying Telephone Redemptions" below)
------------------------------------------------------------------------------------------
By mail                                         1. Call 1-800-228-1872 to request
                                                redemption forms or write a letter of
                                                instruction indicating:
                                                - your Fund and account number
                                                - amount you wish to redeem
                                                - address where your check should be sent
                                                - account owner signature
                                                2. Mail to:
                                                BB&T Funds
                                                P.O. Box 182533
                                                Columbus, OH 43218-2533
------------------------------------------------------------------------------------------
By overnight service                            See instruction 1 above.
(See "General Policies on                       2. Send to
Selling Shares--Redemptions in                  BB&T Funds
Writing Required" below)                        c/o BISYS Fund Services
                                                Attn: T.A. Operations
                                                3435 Stelzer Road
                                                Columbus, OH 43219

SHAREHOLDER INFORMATION
-----------------------

SELLING YOUR SHARES - CONTINUED

Wire transfer                          Call 1-800-228-1872 to request a wire transfer.
You must indicate this option on
your application.                      If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.
The Fund will charge a $7 wire
transfer fee for each wire
transfer request.  Note: Your
financial institution may also
charge a separate fee.

-------------------------------------------------------------------------------------------------------
Electronic Redemptions                 Call 1-800-228-1872 to request an electronic redemption.

Your bank must participate in          If you call by 4 p.m. Eastern time, the NAV of your shares
the Automated Clearing House           will normally be determined on the same day and the proceeds
(ACH) and must be a U.S. bank.         credited within 7 days.

Your bank may charge for this
service.

AUTO WITHDRAWAL PLAN - CLASS A AND B SHARES ONLY

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature:

- Complete the supplemental sign-up form which you may obtain by calling 1-800-228-1872.
-   Include a voided personal check.
-   Your account must have a value of $5,000 or more to start withdrawals.
- If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

REDEMPTION BY CHECK WRITING  - CLASS A AND B SHARES ONLY
You may write checks in amounts of $100 or more on your account in the Prime Money Market Fund, U.S. Treasury Money Market Fund or Tax-Free Money Market Fund. To obtain checks, complete the signature card section of the account application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-days' written notice. You must maintain the minimum required account balance in the Fund of $1,000 and you may not close your Fund account by writing a check.

GENERAL POLICIES ON SELLING SHARES
----------------------------------

REDEMPTIONS IN WRITING REQUIRED
You must request redemption in writing and obtain a signature guarantee if:
     -   The check is not being mailed to the address on your account; or
     -   The check is not being made payable to the owner of the account.

     A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

SHAREHOLDER INFORMATION
-----------------------

SELLING YOUR SHARES - CONTINUED

VERIFYING TELEPHONE REDEMPTIONS
The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT
When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST
Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

REDEMPTION IN KIND
Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS
If your account falls below $1,000, the Fund may ask you to increase your balance. If it is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS
For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund at the current NAV.

SHAREHOLDER INFORMATION
-----------------------

DISTRIBUTION ARRANGEMENTS/SALES CHARGES

CALCULATION OF SALES CHARGES

--------------------------------------------------------------------------------
Class A Shares
--------------------------------------------------------------------------------

Class A shares are sold at their public offering price. This price equals NAV. There is no sales charge on Class A shares of the Money Market Funds.

DISTRIBUTION ARRANGEMENTS/SALES CHARGES - CONTINUED

--------------------------------------------------------------------------------
Class B Shares
--------------------------------------------------------------------------------

Class B shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below.
There is no CDSC on reinvested dividends or distributions.



CLASS B SHARES
---------------------------------------------------------------------------
                                     CDSC AS A % OF DOLLAR
    YEARS SINCE PURCHASE           AMOUNT SUBJECT TO CHARGE
---------------------------------------------------------------------------
             0-1                             5.00%
             1-2                             4.00%
             2-3                             3.00%
             3-4                             3.00%
             4-5                             2.00%
             5-6                             1.00%
         more than 6                         None
---------------------------------------------------------------------------
If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

CONVERSION FEATURE - CLASS B SHARES
- Class B shares automatically convert to Class A shares of the same Fund after eight years from the end of the month of purchase.
- After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares which will increase your investment return compared to the Class B shares.
- You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
- If you purchased Class B shares of one Fund which you exchanged for Class B shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B shares.
- The dollar value of Class A shares you receive will equal the dollar value of the Class B shares converted.

SHAREHOLDER INFORMATION
-----------------------

DISTRIBUTION ARRANGEMENTS/SALES CHARGES - CONTINUED

CLASS B SHARES
--------------

The CDSC will be waived under certain circumstances, including the following:

- Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70-1/2.

- Redemptions from accounts following the death or disability of the shareholder.

-   Investors who purchased through a participant directed defined benefit plan.

-   Returns of excess contributions to retirement plans.

- Distributions of less than 12% of the annual account value under an Auto Withdrawal Plan.

- Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

- Investors who purchased through the Cash Sweep Program and BB&T Treasury Services Division.

DISTRIBUTION AND SERVICE (12b-1) FEES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

    - The 12b-1 and shareholder servicing fees vary by share class as follows:

         - Class A shares pay a 12b-1 fee of up to .50% of the average daily net assets of a Fund.
         - Class B shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. This will cause expenses for Class B shares to be higher and dividends to be lower than for Class A shares.

    - The higher 12b-1 fee on Class B shares, together with the CDSC, help the Distributor sell Class B shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

    - The Distributor may use up to .25% of the 12b-1 fee for shareholder servicing and up to .75% for distribution.

Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

SHAREHOLDER INFORMATION
-----------------------


EXCHANGING YOUR SHARES
----------------------

You can exchange your shares in one Fund for shares of the same class of another BB&T Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class A Shares and Class B Shares may also be exchanged for Trust Shares of the same Fund if you become eligible to purchase Trust Shares. Additionally, Trust Shares may also be exchanged for Class A Shares of the same Fund if you cease to be eligible to purchase Trust Shares. Trust Shares may not be exchanged for Class B Shares and Class A Shares may not be exchanged for Class B Shares. No transaction fees are currently charged for exchanges. However, the exchange of Trust Shares for Class A Shares will require payment of the sales charge unless the sales charge is waived.


INSTRUCTIONS FOR EXCHANGING SHARES
Exchanges may be made by sending a written request to BB&T Funds, P.O. Box 182533, Columbus OH 43218-2533, or by calling 1-800-228-1872. Please provide the following information:
         -    Your name and telephone number
         -    The exact name on your account and account number
         - Taxpayer identification number (usually your Social Security number)
         -    Dollar value or number of shares to be exchanged
         -    The name of the Fund from which the exchange is to be made.
         -    The name of the Fund into which the exchange is being made.

See "Selling your Shares" for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to four exchanges from a Fund during a calendar year.

--------------------------------------------------------------------------------

AUTO EXCHANGE PLAN
CLASS B SHARES ONLY
You can use the Funds' Auto Exchange Plan to purchase Class B Shares of the Funds at regular intervals through regular, automatic redemptions from the your BB&T Fund account. To participate in the Automatic Exchange:
-    Complete the appropriate section of the Account Application.
- Keep a minimum of $10,000 in your BB&T Funds account and $1,000 in the Fund whose shares you are buying.

Shareholders investing in Class B Shares of the Money Market Funds, as opposed to Shareholders obtaining Class B Shares of the Money Market Funds upon exchange of Class B Shares of any of the other Funds, will be requested to participate in the Auto Exchange Plan and set the time and amount of their regular, automatic withdrawals in such a way that all of their Class B Shares will be withdrawn from the U.S. Treasury, Prime, or Tax-Free Fund within 2 years of purchase.

To change the Auto Exchange Plan instructions or to discontinue the feature, you must send a written request to BB&T Funds, P.O. Box 182533, Columbus, Ohio 43218-2533.

NOTES ON EXCHANGES
When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

SHAREHOLDER INFORMATION
-----------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions will be automatically reinvested in additional Fund Shares unless you request to receive all distributions in cash.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

For the Tax-Free Money Market Fund, the income dividends that you receive are expected to be exempt from federal income taxes. However, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Tax-Free Money Market Fund may have on the federal taxation of your benefits. In addition, an investment in the Tax-Free Money Market Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders.

BB&T Funds will send you a statement each year showing the tax status of all your distributions.

- For each Fund, other than the Tax-Free Money Market Fund, the dividends that you receive are considered ordinary income for tax purposes.

- Generally, the Funds' advisers do not consider taxes when deciding to buy or sell securities.

- Distributions of dividends (or capital gains, if any) may be subject to state and local income taxes as well.

- Foreign governments may withhold taxes on dividends and interest paid, while imposing taxes on other payments or gains, with respect to foreign securities.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.)

MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUNDS' FINANCIAL PERFORMANCE FOR THE PAST 5 YEARS OR, IF SHORTER, THE PERIOD OF THE FUNDS' OPERATIONS. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED [OR LOST] ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY _____________________, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, ARE INCLUDED IN THE SAI, WHICH IS AVAILABLE UPON REQUEST.



INSERT PAST 5 YEARS'
FINANCIAL HIGHLIGHTS
FROM ANNUAL REPORT.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):
The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, PROSPECTUSES OF OTHER MEMBERS OF THE BB&T FUNDS FAMILY, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING A BROKER OR BANK THAT SELLS THE FUND. OR CONTACT THE FUND AT:

                                   BB&T FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-228-1872
                                E-MAIL: _________
                        INTERNET: HTTP://WWW.BBTFUNDS.COM
--------------------------------------------------------------------------------

You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:
     - For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

     -   Free from the Commission's Website at http://www.sec.gov.














       Investment Company Act file no. 811-6719.

         BB&T FUNDS
--------------------------------------------------------------------------------

                         ------------
                          PROSPECTUS
                         ------------

                          FEBRUARY 1, 2000

                         STOCK FUNDS
                           BB&T Growth and Income Stock Fund
                           BB&T Balanced Fund
                           BB&T Large Company Growth Fund
                           BB&T Small Company Growth Fund
                           BB&T International Equity Fund
                           BB&T Equity Index Fund

                         BOND FUNDS
                           TAXABLE BOND FUNDS
                           BB&T Short-Intermediate U.S. Government Income Fund BB&T Intermediate U.S. Government Bond Fund
                           BB&T Intermediate Corporate Bond Fund

                         TAX-FREE BOND FUNDS
                           BB&T North Carolina Intermediate Tax-Free Fund BB&T South Carolina Intermediate Tax-Free Fund BB&T Virginia Intermediate Tax-Free Fund

                         MONEY MARKET FUNDS
                           BB&T Prime Money Market Fund
                           BB&T U.S. Treasury Money Market Fund
                           BB&T Tax-Free Money Market Fund

                         FUNDS OF FUNDS
                           BB&T Capital Manager Conservative Growth Fund BB&T Capital Manager Moderate Growth Fund BB&T Capital Manager Growth Fund

                         TRUST SHARES

                                              ----------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS    QUESTIONS?
NOT APPROVED THE SHARES DESCRIBED IN THIS     CALL 1-800-228-1872
PROSPECTUS OR DETERMINED WHETHER THIS         OR YOUR INVESTMENT REPRESENTATIVE.
PROSPECTUS IS ACCURATE OR COMPLETE.           ----------------------------------
ANYONE WHO TELLS YOU OTHERWISE IS
COMMITTING A CRIME.

                                TABLE OF CONTENTS


Carefully review this            Risk/Return Summary and Fund Expenses
important section, which
summarizes each Fund's           Stock Funds
investments, risks, past            0     Growth and Income Stock Fund
performance, and fees.              0     Balanced Fund
                                    0     Large Company Growth Fund
                                    0     Small Company Growth Fund
                                    0     International Equity Fund
                                    0     Equity Index Fund

                                 Bond Funds
                                    0     Short-Intermediate U.S. Government Income Fund
                                    0     Intermediate U.S. Government Bond Fund
                                    0     Intermediate Corporate Bond Fund
                                    0     North Carolina Intermediate Tax-Free Fund
                                    0     South Carolina Intermediate Tax-Free Fund
                                    0     Virginia Intermediate Tax-Free Fund

                                 Money Market Funds
                                    0     Prime Money Market Fund
                                    0     U.S. Treasury Money Market Fund
                                    0     Tax-Free Money Market Fund

                                 Funds of Funds
                                    0     Capital Manager Conservative Growth Fund
                                    0     Capital Manager Moderate Growth Fund
                                    0     Capital Manager Growth Fund

Review this section for          Investment Objectives, Policies and Risks
information and on investment
strategies and their risks.        Stock Funds
                                   0      Growth and Income Stock Fund
                                   0      Balanced Fund
                                   0      Large Company Growth Fund
                                   0      Small Company Growth Fund
                                   0      International Equity Fund
                                   0      Equity Index Fund

                                   Bond Funds
                                   0      Short-Intermediate U.S. Government Income Fund
                                   0      Intermediate U.S. Government Bond Fund
                                   0      Intermediate Corporate Bond Fund
                                   0      North Carolina Intermediate Tax-Free Fund




                                   0      South Carolina Intermediate Tax-Free Fund
                                   0      Virginia Intermediate Tax-Free Fund

                                 Money Market Funds
                                   0      Prime Money Market Fund
                                   0      U.S. Treasury Money Market Fund
                                   0      Tax-Free Money Market Fund

                                 Funds of Funds
                                   0      Capital Manager Conservative Growth Fund
                                   0      Capital Manager Moderate Growth Fund
                                   0      Capital Manager Growth Fund

Review this section for          Fund Management
details on the people and          0      The Investment Adviser
organizations who oversee the      0      The Investment Sub-Advisers
Funds.                             0      Portfolio Managers
                                   0      The Distributor and Administrator

Review this section for          Shareholder Information
details on how shares are          0      Choosing a Share Class
valued, how to purchase, sell      0      Pricing of Fund Shares
and exchange shares, related       0      Purchasing and Adding to Your Shares
charges and payments of            0      Selling Your Shares
dividends and distributions.       0      Exchanging Your Shares
                                   0      General Policies on Selling Shares
                                   0      Distribution Arrangements/Sales Charges
                                   0      Distribution and Service (12b-1) Fees and
                                                Shareholder Servicing Fees
                                   0      Dividends, Distributions and Taxes
                                   0      Financial Highlights

                                 Back Cover
                                   0      Where to learn more about this Fund


DESCRIPTION OF THE FUNDS - OBJECTIVES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The Funds                     BB&T Funds is a mutual fund family that offers
                              different classes of shares in separate investment portfolios ("Funds"). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Trust
                              Shares of the Stock Funds, the Bond Funds, the
                              Money Market Funds and the Funds of Funds that you should know before investing. Each Fund also offers two additional classes of shares called
                              Class A Shares and Class B Shares which are offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                              Each of the Funds in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at specific Funds, you should know a few general basics about investing in mutual funds.

                              The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.

                              LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BRANCH BANKING AND TRUST COMPANY, BB&T CORPORATION, THEIR AFFILIATES, OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

                              Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

                              The portfolio manager invests each Fund's assets in a way that the manager believes will help the Fund achieve its goal. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause a Fund to underperform other funds with similar objectives.

DESCRIPTION OF THE FUNDS - OBJECTIVES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

STOCK FUNDS

                              These Funds seek long-term capital appreciation, and in some cases current income, and invest primarily in equity and equity-related securities, principally common stocks.

Who May Want to Invest        Consider investing in these Funds if you are:

                              - seeking a long-term goal such as retirement

                              - looking to add a growth component to your
                                portfolio

                              - willing to accept the risks of investing in the
                                stock markets

                              These Funds may not be appropriate if you are:

                              - pursuing a short-term goal or investing
                                emergency reserves

                              - uncomfortable with an investment that will
                                fluctuate in value

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T GROWTH AND INCOME STOCK FUND

INVESTMENT OBJECTIVE                    The Fund seeks capital growth, current
                                        income or both, primarily through
                                        investment in stocks.

PRINCIPAL INVESTMENT STRATEGIES         To pursue this goal, the Fund invests
                                        primarily in domestically traded U.S.
                                        common stocks, as well as American
                                        Depository Receipts ("ADRs").

                                        In managing the Fund, the portfolio
                                        manager attempts to diversify across
                                        different economic sectors selecting
                                        those stocks that he believes are
                                        undervalued and have a favorable
                                        outlook. In choosing individual stocks
                                        the portfolio manager uses a
                                        quantitative process to examine the
                                        value, growth and momentum
                                        characteristics of a particular issuer.
                                        While some stocks may be purchased
                                        primarily for income, most stocks will
                                        be purchased for capital appreciation.
                                        The portfolio manager will favor stocks
                                        of issuers which over a five-year period have achieved cumulative income in excess of the cumulative dividends paid to shareholders.

                                        The Fund may also invest in certain
                                        other equity securities in addition to
                                        those described above. For a more
                                        complete description of the various
                                        securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page X or consult the Statement of Additional Information ("SAI").

PRINCIPAL INVESTMENT RISKS              Your investment in the Fund may be
                                        subject to the following principal
                                        risks:

                                        MARKET RISK: The possibility that the
                                        Fund's stock holdings will decline in
                                        price because of a broad stock market
                                        decline. Markets generally move in
                                        cycles, with periods of rising prices
                                        followed by periods of falling prices.
                                        The value of your investment will tend
                                        to increase or decrease in response to
                                        these movements.

                                        INVESTMENT STYLE RISK: The possibility
                                        that the market segment on which this
                                        Fund focuses - value stocks - will
                                        underperform other kinds of investments
                                        or market averages.

                                        The Fund may trade securities actively,
                                        which could increase its transaction
                                        costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page X.

RISK/RETURN SUMMARY AND FUND EXPENSES


The chart and table on this                      PERFORMANCE BAR CHART AND TABLE
page show how the Growth and
Income Stock Fund has
performed and how its                Year-by-Year Total Returns as of 12/31 for
performance has varied from          Trust Shares(1)
year to year. The bar chart
gives some indication of risk
by showing changes in the
Fund's yearly performance
over seven years to
demonstrate that the Fund's
value varied at different
times. The table below it
compares the Fund's
performance over time to that
of the S&P 500(R) Index, a
widely recognized, unmanaged
index of common stocks. Of
course, past performance does
not indicate how the Fund
will perform in the future.

                                     The performance information shown above
                                     is based on a calendar year. The Fund's
                                     total return for the nine-month period
                                     ended September 30, 1999 was _________%.

                                     -------------------------------------------
                                      Best  quarter:
                                      Worst quarter:
                                     -------------------------------------------

   AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1999)(1)

                                      1 YEAR        5 YEARS     SINCE INCEPTION
--------------------------------------------------------------------------------
TRUST SHARES                                                         10/9/92
--------------------------------------------------------------------------------
 GROWTH AND INCOME STOCK FUND            %            %                 %
--------------------------------------------------------------------------------
 S&P 500(R) INDex                        %            %                 %
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------

As an investor in the Growth and            Shareholder
Income Stock Fund, you will pay the         Transaction
following fees and expenses when you        Expenses (fees
buy and hold shares. Shareholder            paid by you
transaction fees are paid from your         directly)(1)           TRUST SHARES
account. Annual Fund operating
expenses are paid out of Fund assets,
and are reflected in the share price.       Maximum Sales
                                            Charge (load)
                                            on Purchases           None
                                            ------------------------------------

                                            Maximum Deferred
                                            Sales Charge (load)    None

                                            Redemption Fee(2)      0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)           TRUST SHARES
                                            ------------------------------------

                                            Management Fee(3)      0.74%
                                            ------------------------------------
                                            Distribution and
                                            Service (12b-1) Fee    0.00%
                                            ------------------------------------
                                            Other Expenses(3)          %
                                            ------------------------------------
                                            Total Fund
                                            Operating Expenses(3)      %
                                            ------------------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(3) During the last fiscal year, management fees paid by the Fund were limited to _____%. Additionally, other expenses were limited to ___%. Total expenses after fee waivers and expense reimbursements were ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO      GROWTH AND INCOME STOCK   1      3      5     10
COMPARE FEES AND EXPENSES      FUND                     Year  Years  Years Years
WITH THOSE OF OTHER FUNDS.     Trust Shares              $      $      $     $
IT ILLUSTRATES THE AMOUNT      -------------------------------------------------
OF FEES AND EXPENSES YOU
WOULD PAY, ASSUMING THE
FOLLOWING:
    - $10,000 INVESTMENT
    - 5% ANNUAL RETURN
    - REDEMPTION AT THE END
      OF EACH PERIOD
    - NO CHANGES IN THE FUND'S
      OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS
HYPOTHETICAL AND FOR
COMPARISON ONLY, YOUR
ACTUAL COSTS WILL BE
DIFFERENT.

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T BALANCED FUND

INVESTMENT OBJECTIVES               The Fund's investment objectives are to seek
                                    long-term capital growth and to produce
                                    current income.

PRINCIPAL INVESTMENT STRATEGIES     To pursue these goals, the Fund invests in a
                                    broadly diversified portfolio of equity and debt securities consisting primarily of common stocks and bonds.

                                    The Fund normally invests between 40-75% of its assets in equity securities and at least 25% of its assets in fixed-income senior securities. The portion of the Fund's assets invested in equity and debt securities will vary depending upon economic conditions, the general level of stock prices, interest rates and other factors, including the risks associated with each investment. The Fund's equity investments consist primarily of common stocks of companies that the portfolio manager believes are undervalued and have a favorable outlook. Other equity investments include convertible securities and ADRs. The Fund's fixed-income investments consist primarily of "investment-grade" bonds, notes, debentures (bonds, notes and debentures rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organizations (an "NRSRO")) or are determined by the portfolio manager to be of comparable quality) and money market instruments. The average dollar-weighted maturity of the fixed-income portion of the Fund's portfolio will range from one to thirty years.

                                    In managing the equity portion of the Fund, the portfolio manager examines a variety of quantitative and qualitative factors in formulating individual stock purchase and sale decisions. The portfolio manager selects investments that he believes are reasonably priced relative to their growth potential.

                                    In managing the fixed income portion of the Fund's portfolio, the portfolio manager uses a "top down" investment management approach focusing on a security's maturity. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund based upon expectations about interest rates and other economic factors. The manager then selects individual securities whose maturities fit this target and which are deemed to be the best relative values. The Fund may also invest in certain other equity and debt securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS          Your investment in the Fund may be subject
                                    to the following principal risks:

                                    MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                                    INVESTMENT STYLE RISK: The possibility that the market segment on which the equity portion of this Fund focuses -- value stocks -- will underperform other kinds of investments or market averages.

                                    INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Generally, an increase in the average maturity of the fixed income portion of the Fund will make it more sensitive to interest rate risk.

                                    CALL RISK: Call risk is the possibility
                                    that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity date. As a result, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in call rates can cause bond prices and yields to be volatile.

                                    CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security's rating, the greater its credit risk.

                                    The Fund may trade securities actively,
                                    which could increase its transaction costs
                                    (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page X.

RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this                      PERFORMANCE BAR CHART AND TABLE
page show how the Balanced
Fund has performed and how            Year-by-Year Total Returns as of 12/31 for
its performance has varied            Trust Shares(1)
from year to year. The bar
chart gives some indication
of risk by showing changes in
the Fund's yearly performance
over six years to demonstrate
that the Fund's value varied
at different times. The table
below it compares the Fund's
performance over time to that
of the S&P 500(R)Index, a
widely recognized, unmanaged
index of common stocks, and
the Lehman Brothers
Intermediate Government Bond
Index, an unmanaged index
representative of the total
return of government bonds
with maturities of less than          The performance information shown above is
10 years. Of course, past             based on a calendar year. The Fund's total
performance does not indicate         return for the nine-month period ended
how the Fund will perform in          September 30, 1999 was ______%.
the future.
                                      ------------------------------------------
                                         Best  quarter:
                                         Worst quarter:
                                      ------------------------------------------

   AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1999)(1)

                                         1 YEAR     5 YEARS     SINCE INCEPTION
TRUST SHARES                                                        7/1/93
  BALANCED FUND                             %          %               %
-------------------------------------------------------------------------------
  S&P 500(R) INDex                          %          %               %
-------------------------------------------------------------------------------
  LEHMAN BROTHERS                           %          %               %
  INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------
As an investor in the Balanced Fund,
you will pay the following fees and         Shareholder
expenses when you buy and hold shares.      Transaction
Shareholder transaction fees are paid       Expenses (fees
from your account. Annual Fund              paid by you
operating expenses are paid out of          directly)(1)            TRUST SHARES
Fund assets, and are reflected in the
share price.
                                            Maximum Sales
                                            Charge (load)
                                            on Purchases            None
                                            ------------------------------------

                                            Maximum Deferred
                                            Sales Charge (load)     None

                                            Redemption Fee(2)       0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)            TRUST SHARES
                                            ------------------------------------

                                            Management Fee(3)       0.74%
                                            ------------------------------------
                                            Distribution and
                                            Service (12b-1) Fee     0.00%
                                            ------------------------------------
                                            Other Expenses(3)           %
                                            ------------------------------------
                                            Total Fund
                                            Operating Expenses(3)       %
                                            ------------------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(3) During the last fiscal year, management fees paid by the Fund were limited to _____%. Additionally, other expenses were limited to ___%. Total expenses after fee waivers and expense reimbursements were ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO            BALANCED FUND    1      3       5       10
COMPARE FEES AND EXPENSES                            Year  Years   Years   Years
WITH THOSE OF OTHER FUNDS. IT        Trust Shares
ILLUSTRATES THE AMOUNT OF                             $      $       $       $
FEES AND EXPENSES YOU WOULD          -------------------------------------------
PAY, ASSUMING THE FOLLOWING:
    - $10,000 INVESTMENT
    - 5% ANNUAL RETURN
    - REDEMPTION AT THE END OF
      EACH PERIOD
    - NO CHANGES IN THE FUND'S
      OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS
HYPOTHETICAL AND FOR
COMPARISON ONLY, YOUR ACTUAL
COSTS WILL BE DIFFERENT.

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------


BB&T LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE                  The Fund seeks long-term capital
                                      appreciation by investing primarily in a diversified portfolio of equity and equity-related securities of large capitalization growth companies.

PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests
                                      primarily in common stocks of large
                                      capitalization companies that the
                                      portfolio manager believes have attractive potential for growth. Large capitalization companies are those companies whose weighted average capitalization is in excess of the market median capitalization of the S&P 500(R) Index.

                                      In managing the Fund's portfolio, the
                                      manager uses a variety of economic
                                      projections, quantitative techniques, and earnings projections in formulating individual stock purchase and sale decisions. In choosing individual stocks, the portfolio manager uses a quantitative process to identify companies with a history of above average growth or companies that are expected to enter periods of above average growth. Some of the criteria that the manager uses to select these companies are return on equity, price and earnings momentum, earnings surprise, the company's management and the company's position within its industry.

                                      The Fund may also invest in certain other equity securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject
                                      to the following principal risks:

                                      MARKET RISK: The possibility that the
                                      Fund's stock holdings will decline in
                                      price because of a broad stock market
                                      decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                                      INVESTMENT STYLE RISK: The possibility
                                      that the market segment on which this Fund focuses - large cap growth stocks - will underperform other kinds of investments or market averages.

                                      The Fund may trade securities actively,
                                      which could increase its transaction costs
                                      (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page X.

RISK/RETURN SUMMARY AND FUND EXPENSES






The chart and table on this                      PERFORMANCE BAR CHART AND TABLE
page show how the Large
Company Growth Fund has              Year-by-Year Total Returns as of 12/31 for
performed and how its                Trust Shares(1)
performance has varied from
year to year. The bar chart
gives some indication of
risk by showing changes in
the Fund's yearly
performance over two years
to demonstrate that the
Fund's value varied at
different times. The table
below it compares the
Fund's performance over
time to that of the S&P
500(R) Index, a widely
recognized, unmanaged index
of common stocks. Of
course, past performance
does not indicate how the
Fund will perform in the
future.

                                     The performance information shown above is based on a calendar year. The Fund's total return for the nine-month period ended September 30, 1999 was ________%.

                                     -------------------------------------------
                                        Best quarter:
                                     -------------------------------------------
                                        Worst quarter:


    AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1999)(1)

                                              1 YEAR        SINCE INCEPTION
TRUST SHARES                                                    10/3/97
-------------------------------------------------------------------------------
    LARGE COMPANY GROWTH FUND                    %                %
-------------------------------------------------------------------------------
    S&P 500(R) INDEX                             %                %
-------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------

As an investor in the Large Company         Shareholder
Growth Fund, you will pay the               Transaction
following fees and expenses when you        Expenses (fees
buy and hold shares. Shareholder            paid by you
transaction fees are paid from your         directly)(1)           TRUST SHARES
account. Annual Fund operating
expenses are paid out of Fund assets,
and are reflected in the share price.       Maximum Sales
                                            Charge (load)
                                            on Purchases           None
                                            ------------------------------------

                                            Maximum Deferred
                                            Sales Charge (load)    None

                                            Redemption Fee(2)      0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)           TRUST SHARES
                                            ------------------------------------

                                            Management Fee(3)      0.74%
                                            ------------------------------------
                                            Distribution and
                                            Service (12b-1) Fee    0.00%
                                            ------------------------------------
                                            Other Expenses(3)          %
                                            ------------------------------------
                                            Total Fund
                                            Operating Expenses(3)      %
                                            ------------------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(3) During the last fiscal year, management fees paid by the Fund were limited to _____%. Additionally, distribution other expenses were limited to ___%. Total expenses after fee waivers and expense reimbursements were ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO        LARGE COMPANY GROWTH   1      3      5      10
COMPARE FEES AND EXPENSES        FUND                  Year  Years  Years  Years
WITH THOSE OF OTHER FUNDS.
IT ILLUSTRATES THE AMOUNT OF     Trust Shares           $      $      $      $
FEES AND EXPENSES YOU WOULD      -----------------------------------------------
PAY, ASSUMING THE FOLLOWING:
    - $10,000 INVESTMENT
    - 5% ANNUAL RETURN
    - REDEMPTION AT THE END
      OF EACH PERIOD
    - NO CHANGES IN THE FUND'S
      OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS
HYPOTHETICAL AND FOR
COMPARISON ONLY, YOUR ACTUAL
COSTS WILL BE DIFFERENT.

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T SMALL COMPANY GROWTH FUND

INVESTMENT OBJECTIVE                  The Fund seeks long-term capital
                                      appreciation by investing primarily in a diversified portfolio of equity and equity-related securities of small capitalization growth companies.

PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests
                                      primarily in common stocks of U.S. small capitalization growth companies (market capitalization under $2 billion) which the portfolio manager believes have above-average earnings growth potential.

                                      In managing the Fund's portfolio, the
                                      manager initially screens for "growth"
                                      stocks from the universe of companies with market capitalization under $2 billion. The manager uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.

                                      The Fund generally will sell a stock when, in the portfolio manager's opinion, there is a deterioration in the company's fundamentals, the company fails to meet performance expectations or the stock's relative price momentum declines meaningfully.

                                      The Fund may also invest in certain other equity securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risk on page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject
                                      to the following principal risks:

                                      MARKET RISK: The possibility that the
                                      Fund's stock holdings will decline in
                                      price because of a broad stock market
                                      decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                                      SMALL COMPANY RISK: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, which tend to trade less frequently than those of larger firms.

                                      INVESTMENT STYLE RISK: The possibility
                                      that the market segment on which this Fund focuses - small company growth stocks - will underperform other kinds of investments or market averages.

                                      The Fund may trade securities actively,
                                      which could increase its transaction costs
                                      (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page X.

RISK/RETURN SUMMARY AND FUND EXPENSES


The table on this page shows                     PERFORMANCE BAR CHART AND TABLE
how the Small Company Growth
Fund has performed and how            Year-by-Year Total Returns as of 12/31 for
its performance has varied            Trust Shares(1)
from year to year. The bar
chart gives some indication
of risk by showing changes in
the Fund's yearly performance
over five years to
demonstrate that the Fund's
value varied at different
times. The table below it
compares the Fund's
performance over time to that
of the Russell 2000(R) Growth
Index, an unmanaged index
generally representative of
domestically funded common
stocks of small to mid-sized
companies. Of course, past
performance does not indicate
how the Fund will perform in
the future.


                                      The performance information shown above is based on a calendar year. The Fund's total return for the nine-month period ended September 30, 1999 was______%.


                                      ------------------------------------------
                                         Best quarter:
                                         Worst quarter:
                                      ------------------------------------------


   AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1999)(1)

                                        1 YEAR      5 YEARS     SINCE INCEPTION
TRUST SHARES                                                        12/7/94
--------------------------------------------------------------------------------
    SMALL COMPANY GROWTH FUND              %           %               %
--------------------------------------------------------------------------------
    RUSSELL 2000(R) GROWTH INDEX           %           %               %
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

Risk/Return Summary and Fund Expenses

FEES AND EXPENSES
------------------

As an investor in the Small Company
Growth Fund, you will pay the               Shareholder
following fees and expenses when you        Transaction
buy and hold shares. Shareholder            Expenses (fees
transaction fees are paid from your         paid by you
account. Annual Fund operating              directly)(1)           TRUST SHARES
expenses are paid out of Fund assets,
and are reflected in the share price.
                                            Maximum Sales
                                            Charge (load)
                                            on Purchases           None
                                            ------------------------------------

                                            Maximum Deferred
                                            Sales Charge (load)    None

                                            Redemption Fee(2)      0%




                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from        TRUST SHARES
                                            Fund assets)
                                            ------------------------------------

                                            Management Fee         1.00%
                                            ------------------------------------
                                            Distribution and
                                            Service (12b-1) Fee    0.00%

                                            ------------------------------------
                                            Other Expenses(3)          %
                                            ------------------------------------

                                            Total Fund
                                            Operating Expenses(3)      %
                                            ------------------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(3) During the last fiscal year, other expenses were limited to ___%. Total expenses after fee waivers and expense reimbursements were ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO         SMALL COMPANY GROWTH    1     3      5     10
COMPARE FEES AND EXPENSES         FUND                  Year  Years  Years Years
WITH THOSE OF OTHER FUNDS. IT     Trust Shares            $     $      $     $
ILLUSTRATES THE AMOUNT OF         ----------------------------------------------
FEES AND EXPENSES YOU WOULD
PAY, ASSUMING THE FOLLOWING:
    - $10,000 INVESTMENT
    - 5% ANNUAL RETURN
    - REDEMPTION AT THE END
      OF EACH PERIOD
    - NO CHANGES IN THE FUND'S
      OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS
HYPOTHETICAL AND FOR
COMPARISON ONLY, YOUR ACTUAL
COSTS WILL BE DIFFERENT.

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE                  The Fund seeks long-term capital
                                      appreciation through investment primarily in equity securities of foreign issuers.

PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests
                                      primarily in non-dollar denominated stocks of foreign issuers located in countries included in the Morgan Stanley Capital
                                      International Europe, Australasia and the
                                      Far East ("EAFE") Index. The Fund may also invest its assets in countries with emerging economies or securities markets.
                                      The Fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

                                      In managing the Fund's portfolio, the
                                      portfolio manager uses a "value" style to select stocks which he believes are worth more than is indicated by the current market price. The manager screens for "value" stocks by using proprietary computer models to find stocks that meet the value stock criteria. A security's earnings trend and its price momentum will also be factors considered in security selection. The manager will also consider factors such as prospects for relative economic growth among certain foreign countries, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships. The manager and his team also examine each company for financial soundness before deciding to purchase its stock.

                                      The Fund generally will sell a stock when it reaches a target price, which is when the manager believes it is fully valued or when, in the manager's opinion, conditions change such that the risk of continuing to hold the stock is unacceptable when compared to the growth potential.

                                      In an attempt to reduce portfolio risk,
                                      the manager will diversify investments
                                      across countries, industry groups and
                                      companies with investment at all times in at least three foreign countries.

                                      The Fund may also invest in certain other equity securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject
                                      to the following principal risks:

                                      MARKET RISK: The possibility that the
                                      Fund's stock holdings will decline in
                                      price because of a broad stock market
                                      decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                                      INVESTMENT STYLE RISK: The possibility
                                      that the market segment on which this Fund focuses -- foreign value stocks -- will underperform other kinds of investments or market averages.

                                      FOREIGN INVESTMENT RISK: Investing in
                                      foreign markets involves a greater risk
                                      than investing in the United States.
                                      Foreign securities may be adversely
                                      affected by myriad factors, including
                                      currency fluctuations and social, economic or political instability.

                                      The Fund may trade securities actively,
                                      which could increase its transaction costs
                                      (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page X

RISK/RETURN SUMMARY AND FUND EXPENSES






The chart and table on this                      PERFORMANCE BAR CHART AND TABLE
page show how the
International Equity Fund has        Year-by-Year Total Returns as of 12/31 for
performed and how its                Trust Shares(1)
performance has varied from
year to year. The bar chart
gives some indication of risk
by showing changes in the
Fund's yearly performance
over two years to demonstrate
that the Fund's value varied
at different times. The table
below it compares the Fund's
performance over time to that
of the Morgan Stanley Capital
International Europe,
Australasia and Far East
("EAFE") Index, a widely
recognized, unmanaged index
generally representative of
the performance of stock
markets in those regions. Of
course, past performance does
not indicate how the Fund
will perform in the future.
                                      The performance information shown above is based on a calendar year. The Fund's total return for the nine-month period ended September 30, 1999 was ________%.

                                      ------------------------------------------
                                          Best quarter:
                                          Worst quarter:
                                      ------------------------------------------

   AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1999)(1)
                                                     1 YEAR      SINCE INCEPTION
TRUST SHARES                                                         1/2/97
--------------------------------------------------------------------------------
  INTERNATIONAL EQUITY FUND                              %              %
--------------------------------------------------------------------------------
  MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX        %              %
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------

As an investor in the International         Shareholder
Equity Fund, you will pay the               Transaction
following fees and expenses when you        Expenses (fees
buy and hold shares.  Shareholder           paid by you
transaction fees are paid from your         directly)(1)           TRUST SHARES
account.  Annual Fund operating
expenses are paid out of Fund assets,
and are reflected in the share price.       Maximum Sales
                                            Charge (load)
                                            on Purchases           None
                                            ------------------------------------

                                            Maximum Deferred
                                            Sales Charge (load)    None

                                            Redemption Fee(2)      0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)           TRUST SHARES
                                            ------------------------------------

                                            Management Fee         1.00%
                                            ------------------------------------
                                            Distribution and
                                            Service (12b-1) Fee    0.00%
                                            ------------------------------------
                                            Other Expenses(3)          %
                                            ------------------------------------
                                            Total Fund
                                            Operating Expenses(3)      %
                                            ------------------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(3) During the last fiscal year, other expenses were limited to ___%. Total expenses after fee waivers and expense reimbursements were ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO         INTERNATIONAL EQUITY   1      3      5     10
COMPARE FEES AND EXPENSES         FUND                  Year  Years  Years Years
WITH THOSE OF OTHER FUNDS. IT     Trust Shares           $      $      $     $
ILLUSTRATES THE AMOUNT OF         ----------------------------------------------
FEES AND EXPENSES YOU WOULD
PAY, ASSUMING THE FOLLOWING:
    - $10,000 INVESTMENT
    - 5% ANNUAL RETURN
    - REDEMPTION AT THE END
      OF EACH PERIOD
    - NO CHANGES IN THE FUND'S
      OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS
HYPOTHETICAL AND FOR
COMPARISON ONLY, YOUR ACTUAL
COSTS WILL BE DIFFERENT.

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T EQUITY INDEX FUND

INVESTMENT OBJECTIVE                  The Fund seeks to provide investment
                                      results that correspond to the total
                                      return of the broad range of common stocks represented in the S&P 500(R) Index.

PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests
                                      mainly in equity securities, primarily
                                      common stocks, of companies that compose the S&P 500(R). The S&P 500(R)Index is made up of 500 common stocks, most of which trade on the New York Stock Exchange
                                      ("NYSE"). The S&P 500(R)is a widely
                                      recognized, unmanaged index of common
                                      stock prices that generally represents the performance of publicly traded common stocks in the United States.

                                      The Fund seeks to achieve a 95% or better correlation between the performance of the Fund and that of the S&P 500(R) Index without taking into account the Fund's expenses. The portfolio manager monitors correlation between the performance of the Fund and that of the S&P 500(R) Index on a monthly basis. The Fund may not always hold all of the same securities as the S&P 500(R). In managing the Fund's portfolio, the manager may choose, if circumstances warrant, to exclude an index stock from the Fund and substitute a similar stock if doing so will help the Fund achieve its objective.

                                      The Fund may also invest in certain other equity securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject
                                      to the following principal risks:

                                      INDEX INVESTING: The Fund attempts to
                                      track the performance of the S&P 500(R)
                                      Index. Therefore, securities may be
                                      purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities.

                                      MARKET RISK: The possibility that the
                                      Fund's stock holdings will decline in
                                      price because of a broad stock market
                                      decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                                      INVESTMENT STYLE RISK: The possibility
                                      that the market segment on which this Fund focuses - stocks in the S&P 500(R) - will underperform other kinds of investments or market averages.

                                      If the Fund invests in securities with
                                      additional risks, its share price
                                      volatility accordingly could be greater
                                      and its performance lower. For more
                                      information about these risks, please see the Additional Investment Strategies and Risks on page X.

RISK/RETURN SUMMARY AND FUND EXPENSES


This section would normally
include a bar chart and a
table showing how the Equity
Index Fund has performed and
how its performance has
varied from year to year.
Because the Fund had not
commenced operations prior to
the date of this Prospectus,
the bar chart and table are
not shown.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------

As an investor in the Equity Index          Shareholder
Fund, you will pay the following fees       Transaction
and expenses when you buy and hold          Expenses (fees
shares.  Shareholder transaction fees       paid by you
are paid from your account.  Annual         directly)(1)           TRUST SHARES
Fund operating expenses are paid out
of Fund assets, and are reflected in
the share price.                            Maximum Sales
                                            Charge (load)
                                            on Purchases           None
                                            ------------------------------------

                                            Maximum Deferred
                                            Sales Charge (load)    None

                                            Redemption Fee(2)      0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)           TRUST SHARES
                                            ------------------------------------

                                            Management Fee(3)      0.25%
                                            ------------------------------------
                                            Distribution and
                                            Service (12b-1) Fee    0.00%
                                            ------------------------------------
                                            Other Expenses(3)          %
                                            ------------------------------------
                                            Total Fund
                                            Operating Expenses(3)      %
                                            ------------------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(3) Other expenses are based on estimated amounts for the current fiscal year. For the current fiscal year, we expect management fees paid by the Fund to be limited to _____%. Additionally, we expect other expenses to be limited to ____%. Accordingly, we expect total expenses after fee waivers and expense reimbursements to be ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time..

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO          EQUITY INDEX FUND   1      3      5      10
COMPARE FEES AND EXPENSES                             Year  Years  Years  Years
WITH THOSE OF OTHER FUNDS. IT      Trust Shares        $      $      $      $
ILLUSTRATES THE AMOUNT OF          --------------------------------------------
FEES AND EXPENSES YOU WOULD
PAY, ASSUMING THE FOLLOWING:
    - $10,000 INVESTMENT
    - 5% ANNUAL RETURN
    - REDEMPTION AT THE END
      OF EACH PERIOD
    - NO CHANGES IN THE FUND'S
      OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS
HYPOTHETICAL AND FOR
COMPARISON ONLY, YOUR ACTUAL
COSTS WILL BE DIFFERENT.

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

BOND FUNDS

TAXABLE BOND FUNDS                    The Short-Intermediate U.S. Government
                                      Income Fund, the Intermediate U.S.
                                      Government Bond Fund and the Intermediate
                                      Corporate Bond Fund seek current income
                                      consistent with the preservation of
                                      capital and invest primarily in fixed
                                      income securities, such as U.S. government securities, or corporate, bank and commercial obligations.

Who May Want to Invest                Consider investing in these Funds if you
                                      are:

                                      - looking to add a monthly income
                                        component to your portfolio
                                      - willing to accept the risks of price and
                                        dividend fluctuations

                                      These Funds may not be appropriate if you are:

                                      - investing emergency reserves
                                      - uncomfortable with an investment that
                                        will fluctuate in value

TAX-FREE BOND FUNDS                   The North Carolina Intermediate Tax-Free
                                      Fund, the South Carolina Intermediate
                                      Tax-Free Fund and the Virginia
                                      Intermediate Tax-Free Fund seek tax-exempt income and invest primarily in municipal securities which are exempt from Federal and North Carolina, South Carolina or
                                      Virginia income taxes, respectively.

Who May Want to Invest                Consider investing in these Funds if you
                                      are:

                                      - looking to add a monthly income
                                        component to your portfolio.
                                      - seeking monthly Federal and North
                                        Carolina, South Carolina or Virginia
                                        tax-exempt dividends
                                      - willing to accept the risks of price and
                                        dividend fluctuations

                                      These Funds may not be appropriate if you are:

                                      - investing through a tax-exempt
                                        retirement plan
                                      - uncomfortable with an investment that
                                        will fluctuate in value
                                      - investing emergency reserves

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE                  The Fund seeks current income consistent
                                      with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests
                                      primarily in securities issued or
                                      guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S.
                                      Government Securities"), some of which may be subject to repurchase agreements, or in "high grade" (rated at the time of purchase in one of the three highest rating categories by an NRSRO or are determined by the portfolio manager to be of comparable quality) collateralized mortgage obligations ("CMOs"). The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies. The dollar-weighted average portfolio maturity of the Fund will be from two to five years.

                                      In managing the portfolio, the manager
                                      uses a "top down" investment management
                                      approach focusing on allocation among
                                      sectors, interest rate risk, credit risk, and individual securities selection. The manager sets and continually adjusts, a target for the interest rate sensitivity of the Fund's holdings based upon expectations about interest rates and other economic factors. The manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors.

                                      The Fund may also invest in certain other debt securities. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject
                                      to the following principal risks:

                                      INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                      INCOME RISK: The possibility that the
                                      Fund's income will decline due to a
                                      decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

                                      PREPAYMENT/CALL RISK: If a significant
                                      number of the mortgages underlying a
                                      mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" - or repay - higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

                                      CREDIT RISK: The possibility that an
                                      issuer cannot make timely interest and
                                      principal payments on its debt securities, such as bonds. The lower a security's rating, the greater its credit risk.

                                      If the Fund invests in securities with
                                      additional risks, its share price
                                      volatility accordingly could be greater
                                      and its performance lower. For more
                                      information about these risks, please see the Additional Investment Strategies and Risks on page X.

RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this page show            PERFORMANCE BAR CHART AND TABLE
how the Short-Intermediate U.S.
Government Income Fund has performed     Year-by-Year Total Returns as of 12/31
and how its performance has varied       for Trust Shares(1)
from year to year.  The bar chart
gives some indication of risk by
showing changes in the Fund's yearly
performance over seven years to
demonstrate that the Fund's value
varied at different times. The table
below it compares the Fund's
performance over time to that of the
Merrill Lynch 1-5 Year U.S.
Government Index, an unmanaged index
representative of the total return of
government bonds with maturities
between 1 and 5 years.  Of course,       The performance information shown above
past performance does not indicate       is based on a calendar year. The Fund's
how the Fund will perform in the         total return for the nine-month period
future.                                  ended September 30, 1999 was______%.

                                         ---------------------------------------
                                            Best  quarter:
                                            Worst quarter:
                                         ---------------------------------------

   AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1999)(1)

                                                1 YEAR  5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
TRUST SHARES                                                        11/30/92
--------------------------------------------------------------------------------
 SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND    %      %            %
--------------------------------------------------------------------------------
 MERRILL LYNCH 1-5 YEAR U.S. GOVERNMENT INDEX      %      %            %
--------------------------------------------------------------------------------
 MERRILL LYNCH 1-3 YEAR U.S. GOVERNMENT INDEX(2)   %      %            %
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

(2) The Merrill Lynch 1-3 Year U.S. Government Index is an unmanaged index representative of the total return of government bonds with maturities between 1 and 3 years. The benchmark index for the Short-Intermediate U.S. Government Income Fund has changed from the Merrill Lynch 1-3 Year U.S. Government Index to the Merrill Lynch 1-5 Year U.S. Government Index in order to better represent the investment policies for comparison purposes.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------

As an investor in the                       Shareholder
Short-Intermediate U.S. Government          Transaction
Income Fund, you will pay the               Expenses (fees
following fees and expenses when you        paid by you
buy and hold shares. Shareholder            directly)(1)            TRUST SHARES
transaction fees are paid from your
account. Annual Fund operating
expenses are paid out of Fund assets,       Maximum Sales
and are reflected in the share price.       Charge (load)
                                            on Purchases            None
                                            ------------------------------------

                                            Maximum Deferred
                                            Sales Charge (load)     None

                                            Redemption Fee(2)       0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)            TRUST SHARES
                                            ------------------------------------

                                            Management Fee(3)       0.60%
                                            ------------------------------------
                                            Distribution and
                                            Service (12b-1) Fee     0.00%
                                            ------------------------------------
                                            Other Expenses(3)           %
                                            ------------------------------------
                                            Total Fund
                                            Operating Expenses(3)       %
                                            ------------------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(3) During the last fiscal year, management fees paid by the Fund were limited to _____%. Additionally, other expenses were limited to _____%. Total expenses after fee waivers and expense reimbursements were ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO        SHORT-INTERMEDIATE U.S.   1     3     5     10
COMPARE FEES AND EXPENSES        GOVERNMENT INCOME FUND  Year  Years Years Years
WITH THOSE OF OTHER FUNDS. IT
ILLUSTRATES THE AMOUNT OF        Trust Shares              $     $     $     $
FEES AND EXPENSES YOU WOULD      -----------------------------------------------
PAY, ASSUMING THE FOLLOWING:
    - $10,000 INVESTMENT
    - 5% ANNUAL RETURN
    - REDEMPTION AT THE END
      OF EACH PERIOD
    - NO CHANGES IN THE FUND'S
      OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS
HYPOTHETICAL AND FOR
COMPARISON ONLY, YOUR ACTUAL
COSTS WILL BE DIFFERENT.

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T INTERMEDIATE U.S. GOVERNMENT BOND FUND

INVESTMENT OBJECTIVE                  The Fund seeks current income consistent
                                      with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests
                                      primarily in securities issued or
                                      guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S.
                                      Government Securities"), some of which may be subject to repurchase agreements, or in "high grade" (rated at the time of purchase in one of the three highest rating categories by an NRSRO or are determined by the portfolio manager to be of comparable quality) collateralized mortgage obligations ("CMOs"). The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies. The dollar-weighted average portfolio maturity of the Fund will be from five to ten years.

                                      In managing the portfolio, the manager
                                      uses a "top down" investment management
                                      approach focusing on allocation among
                                      sectors, interest rate risk, credit risk, and individual securities selection. The manager sets and continually adjusts, a target for the interest rate sensitivity of the Fund's holdings based upon expectations about interest rates and other economic factors. The manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors.

                                      The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject
                                      to the following principal risks:

                                      INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                      INCOME RISK: The possibility that the
                                      Fund's income will decline due to a
                                      decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

                                      PREPAYMENT/CALL RISK: If a significant
                                      number of the mortgages underlying a
                                      mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" - or repay - higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

                                      CREDIT RISK: The possibility that an
                                      issuer cannot make timely interest and
                                      principal payments on its debt securities such as bonds. The lower a security's rating the greater its credit risk.

                                      If the Fund invests in securities with
                                      additional risks, its share price
                                      volatility accordingly could be greater
                                      and its performance lower. For more
                                      information about these risks, please see the Additional Investment Strategies and Risks on page X.

RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this page show            PERFORMANCE BAR CHART AND TABLE
how the Intermediate U.S. Government
Bond Fund has performed and how its       Year-by-Year Total Returns as of 12/31
performance has varied from year to       for Trust Shares(1)
year.  The bar chart gives some
indication of risk by showing changes
in the Fund's yearly performance over
seven years to demonstrate that the
Fund's value varied at different
times.  The table below it compares
the Fund's performance over time to
that of the Merrill Lynch 5-10 Year
U.S. Government Index, an unmanaged
index generally representative of the
total return of government bonds with
maturities between 5 and 10 years.
Of course, past performance does not
indicate how the Fund will perform in
the future.                               The performance information shown
                                          above is based on a calendar year. The
                                          Fund's total return for the nine-month
                                          period ended September 30, 1999 was
                                          _______%.

                                          --------------------------------------
                                              Best  quarter:
                                              Worst quarter:
                                          --------------------------------------


   AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1999)(1)


                                                       1 YEAR  5 YEARS  SINCE INCEPTION
------------------------------------------------------------------------------------------
TRUST SHARES                                                                 10/9/92
------------------------------------------------------------------------------------------
  INTERMEDIATE U.S. GOVERNMENT BOND FUND                  %       %             %
------------------------------------------------------------------------------------------
  MERRILL LYNCH 5-10 YEAR U.S. GOVERNMENT INDEX           %       %             %
------------------------------------------------------------------------------------------
  LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX(20   %       %             %
------------------------------------------------------------------------------------------


(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

(2) The Lehman Brothers Intermediate Government Bonds Index is an unmanaged index representative of the performance of U.S. Government bonds with maturities of less than 10 years. The benchmark index for the Intermediate U.S. Government Bond Fund has changed from the Lehman Brothers Intermediate Government Bond Index to the Merrill Lynch 5-10 Year U.S. Government Index in order to better represent the investment policies for comparison purposes.

`RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES

As an investor in the Intermediate          Shareholder
U.S. Government Bond Fund, you will         Transaction
pay the following fees and expenses         Expenses (fees
when you buy and hold shares.               paid by you
Shareholder transaction fees are paid       directly)(1)            TRUST SHARES
from your account. Annual Fund
operating expenses are paid out of
Fund assets, and are reflected in the       Maximum Sales
share price.                                Charge (load)
                                            on Purchases            None
                                            ------------------------------------

                                            Maximum Deferred
                                            Sales Charge (load)     None

                                            Redemption Fee(2)       0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)            TRUST SHARES
                                            ------------------------------------
CONTINGENT DEFERRED SALES CHARGE
                                            Management Fee(3)       0.60%

Some Fund share classes
impose a back end sales
charge (load) if you sell
your shares before a certain
period of time has elapsed.
This is called a Contingent
Deferred Sales Charge.                      ------------------------------------
                                            Distribution and
                                            Service (12b-1) Fee     0.00%
                                            ------------------------------------
                                            Other Expenses(3)           %
                                            ------------------------------------
                                            Total Fund
                                            Operating Expenses(3)       %
                                            ------------------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(3) During the last fiscal year, management fees paid by the Fund were limited to _____%. Total expenses after fee waivers and expense reimbursements were ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO        INTERMEDIATE U.S.       1      3      5     10
COMPARE FEES AND EXPENSES        GOVERNMENT BOND FUND   Year  Years  Years Years
WITH THOSE OF OTHER FUNDS. IT
ILLUSTRATES THE AMOUNT OF        Trust Shares            $      $      $     $
FEES AND EXPENSES YOU WOULD      -----------------------------------------------
PAY, ASSUMING THE FOLLOWING:
    - $10,000 INVESTMENT
    - 5% ANNUAL RETURN
    - REDEMPTION AT THE END
      OF EACH PERIOD
    - NO CHANGES IN THE FUND'S
      OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS
HYPOTHETICAL AND FOR
COMPARISON ONLY, YOUR ACTUAL
COSTS WILL BE DIFFERENT.

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T INTERMEDIATE CORPORATE BOND FUND

INVESTMENT OBJECTIVE                  The Fund seeks current income consistent
                                      with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests in a
                                      diversified portfolio of corporate bonds and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund will investment primarily in "investment grade" corporate bonds (bonds rated at the time of purchase in one of the four highest rating categories by an NRSRO or are determined by the portfolio manager to be of comparable quality). The Fund may also invest up to 15% of its assets in bonds rated below investment grade. The dollar-weighted average maturity of the
                                      Fund is expected to be from three to ten years.

                                      In managing the portfolio, the manager
                                      uses a "top down" investment management
                                      approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The manager sets and continually adjust, a target for the interest rate sensitivity of the Fund's holdings based upon expectations about interest rates and other economic factors. The manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors.

                                      The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject
                                      to the following principal risks:

                                      INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                      CREDIT RISK: The possibility that an
                                      issuer cannot make timely interest and
                                      principal payments on its debt securities such as bonds. The lower a security's rating, the greater its credit risk.

                                      INCOME RISK: The possibility that the
                                      Fund's income will decline due to a
                                      decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

                                      PREPAYMENT/CALL RISK: If a significant
                                      number of the mortgages underlying a
                                      mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" - or repay - higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

                                      If the Fund invests in securities with
                                      additional risks, its share price
                                      volatility accordingly could be greater
                                      and its performance lower. For more
                                      information about these risks, please see the Additional Investment Strategies and Risks on page X.

RISK/RETURN SUMMARY AND FUND EXPENSES

This section would normally
include a bar chart and a
table showing how the
Intermediate Corporate Bond
Fund has performed and how
its performance has varied
from year to year. Because
the Fund had not commenced
operations prior to the date
of this prospectus, the bar
chart and table are not
shown.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------

As an investor in the Intermediate          Shareholder
Corporate Bond Fund, you will pay the       Transaction
following fees and expenses when you        Expenses (fees
buy and hold shares. Shareholder            paid by you
transaction fees are paid from your         directly)(1)            TRUST SHARES
account. Annual Fund operating
expenses are paid out of Fund assets,
and are reflected in the share price.       Maximum Sales
                                            Charge (load)
                                            on Purchases            None
                                            ------------------------------------

                                            Maximum Deferred
                                            Sales Charge (load)     None

                                            Redemption Fee(2)       0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)            TRUST SHARES
                                            ------------------------------------

                                            Management Fee(3)       0.60%
                                            ------------------------------------
                                            Distribution and
                                            Service (12b-1) Fee     0.50%
                                            ------------------------------------
                                            Other Expenses(3)           %
                                            ------------------------------------
                                            Total Fund
                                            Operating Expenses(3)       %
                                            ------------------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(3) Other expenses are based on estimated amounts for the current fiscal year. For the current fiscal year, we expect management fees paid by the Fund to be limited to _____%. Additionally, we expect other expenses to be limited to ____%. Accordingly, we expect total expenses after fee waivers and expense reimbursements to be: ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO       INTERMEDIATE CORPORATE  1     3       5      10
COMPARE FEES AND EXPENSES       BOND FUND              Year Years   Years  Years
WITH THOSE OF OTHER FUNDS. IT
ILLUSTRATES THE AMOUNT OF       Trust Shares            $     $       $      $
FEES AND EXPENSES YOU WOULD     ------------------------------------------------
PAY, ASSUMING THE FOLLOWING:
    - $10,000 INVESTMENT
    - 5% ANNUAL RETURN
    - REDEMPTION AT THE END
      OF EACH PERIOD
    - NO CHANGES IN THE FUND'S
      OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS
HYPOTHETICAL AND FOR
COMPARISON ONLY, YOUR ACTUAL
COSTS WILL BE DIFFERENT.

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T NORTH CAROLINA INTERMEDIATE TAX-FREE FUND

INVESTMENT OBJECTIVE                  The Fund seeks to produce a high level of
                                      current interest income that is exempt
                                      from both federal income tax and North
                                      Carolina personal income tax.

PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests
                                      primarily in municipal securities of the State of North Carolina and its political subdivisions, that provide income exempt from both Federal personal income tax and North Carolina personal income tax. The
                                      Fund invests in North Carolina municipal securities only if they are "high grade"
                                      (rated at the time of purchase in one of the three highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable quality). The
                                      Fund will maintain a dollar-weighted
                                      average portfolio maturity of between
                                      three and ten years, and no obligations in which the Fund invests will have remaining maturities in excess of 25 years.

                                      In managing the Fund's portfolio, the
                                      manager uses a "top down" investment
                                      management approach focusing on interest rates and credit quality. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund's portfolio based on expectations about interest rate movements. The manager then selects securities consistent with this target based on their individual characteristics.

                                      The Fund is non-diversified and,
                                      therefore, may concentrate its investments in a limited number of issuers. The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject
                                      to the following principal risks:

                                      INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                      STATE SPECIFIC RISK: By concentrating its investments in securities issued by North Carolina and its municipalities, the Fund may be more vulnerable to unfavorable developments in North Carolina than funds that are more geographically diversified.

                                      CREDIT RISK: The possibility that an
                                      issuer cannot make timely interest and
                                      principal payments on its debt securities, such as bonds. The lower a security's rating, the greater its credit risk.

                                      NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.

                                      CALL RISK: Call risk is the possibility
                                      that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity date. As a result, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in call rates can cause bond prices and yields to be volatile.

                                      INCOME RISK: The possibility that the
                                      Fund's income will decline due to a
                                      decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

                                      If the Fund invests in securities with
                                      additional risks, its share price
                                      volatility accordingly could be greater
                                      and its performance lower. For more
                                      information about these risks, please see the Additional Investment Strategies and Risks on page X.

RISK/RETURN SUMMARY AND FUND EXPENSES

 The chart and table on this            PERFORMANCE BAR CHART AND TABLE
page show how the North
Carolina Intermediate              Year-by-Year Total Returns as of 12/31 Tax-
and how its performance has        Free Fund has performed for Trust Shares(1)
varied from year to year. The
bar chart gives some
indication of risk by showing
changes in the Fund's yearly
performance over seven years
to demonstrate that the
Fund's value varied at
different times. The table
below it compares the Fund's
performance over time to that
of the Lehman Brothers 5-Year
General Obligations Index, an
unmanaged index generally
representative of the
performance of tax-exempt
municipal securities with an
average maturity of five
years. Of course, past                The performance information shown above is
performance does not indicate         based on a calendar year. The Fund's total
how the Fund will perform in          return for the nine-month period ended
Fund's the future.                    September 30, 1999 was ______%.

                                      ------------------------------------------
                                         Best  quarter:
                                         Worst quarter:
                                      ------------------------------------------


   AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1999)(1)

                                                1 YEAR  5 YEARS  SINCE INCEPTION
TRUST SHARES                                                        10/16/92
--------------------------------------------------------------------------------
 NORTH CAROLINA INTERMEDIATE TAX-FREE FUND         %       %          %
--------------------------------------------------------------------------------
 LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATIONS INDEX  %       %          %
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------

As an investor in the North Carolina        Shareholder
Intermediate Tax-Free Fund, you will        Transaction
pay the following fees and expenses         Expenses (fees
when you buy and hold shares.               paid by you
Shareholder transaction fees are paid       directly)(1)            TRUST SHARES
from your account. Annual Fund
operating expenses are paid out of
Fund assets, and are reflected in the
share price.
                                                                    None
                                            ------------------------------------

                                            Maximum Deferred
                                            Sales Charge (load)     None

                                            Redemption Fee(2)       0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)            TRUST SHARES
                                            ------------------------------------

                                            Management Fee(3)       0.60%
                                            ------------------------------------
                                            Distribution and
                                            Service (12b-1) Fee     0.00%
                                            ------------------------------------
                                            Other Expenses(3)           %
                                            ------------------------------------
                                            Total Fund
                                            Operating Expenses(3)       %
                                            ------------------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(3) During the last fiscal year, management fees paid by the Fund were limited to _____%. Additionally, other expenses were limited to ___%. Total expenses after fee waivers and expense reimbursements were ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO        NORTH CAROLINA           1     3     5     10
COMPARE FEES AND EXPENSES        INTERMEDIATE TAX-FREE   Year  Years Years Years
WITH THOSE OF OTHER FUNDS. IT    FUND
ILLUSTRATES THE AMOUNT OF
FEES AND EXPENSES YOU WOULD      Trust Shares              $     $     $     $
PAY, ASSUMING THE FOLLOWING:     -----------------------------------------------
    - $10,000 INVESTMENT
    - 5% ANNUAL RETURN
    - REDEMPTION AT THE END OF
      EACH PERIOD
    - NO CHANGES IN THE FUND'S
      OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS
HYPOTHETICAL AND FOR
COMPARISON ONLY, YOUR ACTUAL
COSTS WILL BE DIFFERENT.

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND

INVESTMENT OBJECTIVE                  The Fund seeks to produce a high level of
                                      current interest income that is exempt
                                      from both federal income tax and South
                                      Carolina personal income tax.

PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests
                                      primarily in municipal securities of the State of South Carolina and its political subdivisions, that provide income exempt from both Federal personal income tax and South Carolina personal income tax. The
                                      Fund invests in South Carolina municipal securities only if they are "high grade"
                                      (rated at the time of purchase in one of the three highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable quality). The
                                      Fund will maintain a dollar-weighted
                                      average portfolio maturity of between
                                      three and ten years, and no obligations in which the Fund invests will have remaining maturities in excess of 25 years.

                                      In managing the Fund's portfolio, the
                                      manager uses a "top down" investment
                                      management approach focusing on interest rates and credit quality. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund's portfolio based on expectations about interest rate movements. The manager then selects securities consistent with this target based on their individual characteristics.

                                      The Fund is non-diversified and,
                                      therefore, may concentrate its investments in a limited number of issuers. The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject
                                      to the following principal risks:

                                      INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                      STATE SPECIFIC RISK: By concentrating its investments in securities issued by South Carolina and its municipalities, the Fund may be more vulnerable to unfavorable developments in South Carolina than funds that are more geographically diversified.

                                      CREDIT RISK: The possibility that an
                                      issuer cannot make timely interest and
                                      principal payments on its debt securities, such as bonds. The lower a security's rating, the greater its credit risk.

                                      NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.

                                      CALL RISK: Call risk is the possibility
                                      that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity date. As a result, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in call rates can cause bond prices and yields to be volatile.

                                      INCOME RISK: The possibility that the
                                      Fund's income will decline due to a
                                      decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

                                      If the Fund invests in securities with
                                      additional risks, its share price
                                      volatility accordingly could be greater
                                      and its performance lower. For more
                                      information about these risks, please see the Additional Investment Strategies and Risks on page X.

RISK/RETURN SUMMARY AND FUND EXPENSES






The chart and table on this                      PERFORMANCE BAR CHART AND TABLE
page show how the South
Carolina Intermediate                 Year-by-Year Total Returns as of 12/31 for
Tax-Free Fund has performed           Trust Shares(1)
and how its performance has
varied from year to year. The
bar chart gives some
indication of risk by showing
changes in the Fund's yearly
performance over two years to
demonstrate that the Fund's
value varied at different
times. The table below it
compares the Fund's
performance over time to that
of the Lehman Brothers 5-Year
General Obligations Index, an
unmanaged index generally
representative of the
performance of tax-exempt
municipal securities with an          The performance information shown above is
average maturity of five              based on a calendar year. The Fund's total
years. Of course, past                return for the nine-month period ended
performance does not indicate         September 30, 1999 was the future.
how the Fund will perform in          ______%.


                                      ------------------------------------------
                                        Best  quarter:
                                        Worst quarter:
                                      ------------------------------------------


   AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1999)(1)

                                                       1 YEAR    SINCE INCEPTION
TRUST SHARES                                                        10/19/92
--------------------------------------------------------------------------------
  SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND             %            %
--------------------------------------------------------------------------------
  LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATIONS INDEX      %            %
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------

As an investor in the South Carolina        Shareholder
Intermediate Tax-Free Fund, you will        Transaction
pay the following fees and expenses         Expenses (fees
when you buy and hold shares.               paid by you
Shareholder transaction fees are paid       directly)(1)           TRUST SHARES
from your account. Annual Fund
operating expenses are paid out of
Fund assets, and are reflected in the       Maximum Sales
share price.                                Charge (load)
                                            on Purchases           None
                                            ------------------------------------

                                            Maximum Deferred
                                            Sales Charge (load)    None

                                            Redemption Fee(2)      0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)           TRUST SHARES
                                            ------------------------------------
                                            ------------------------------------

                                            Management Fee(3)      0.60%
                                            ------------------------------------
                                            ------------------------------------
                                            Distribution and
                                            Service (12b-1) Fee    0.00%
                                            ------------------------------------
                                            ------------------------------------
                                            Other Expenses(3)          %
                                            ------------------------------------
                                            ------------------------------------
                                            Total Fund
                                            Operating Expenses(3)      %
                                            ------------------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(3) During the last fiscal year, management fees paid by the Fund were limited to _____%. Additionally, other expenses were limited to ___%. Total expenses after fee waivers and expense reimbursements were ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO         SOUTH CAROLINA           1     3     5    10
COMPARE FEES AND EXPENSES         INTERMEDIATE TAX-FREE  Year  Years Years Years
WITH THOSE OF OTHER FUNDS. IT     FUND
ILLUSTRATES THE AMOUNT OF
FEES AND EXPENSES YOU WOULD       Trust Shares             $     $     $     $
PAY, ASSUMING THE FOLLOWING:      ----------------------------------------------
    - $10,000 INVESTMENT
    - 5% ANNUAL RETURN
    - REDEMPTION AT THE END
      OF EACH PERIOD
    - NO CHANGES IN THE FUND'S
      OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS
HYPOTHETICAL AND FOR
COMPARISON ONLY, YOUR ACTUAL
COSTS WILL BE DIFFERENT.

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T VIRGINIA INTERMEDIATE TAX-FREE FUND

INVESTMENT OBJECTIVE                  The Fund seeks to produce a high level of
                                      current interest income that is exempt
                                      from both federal income tax and Virginia personal income tax.

PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests
                                      primarily in municipal securities of the Commonwealth of Virginia and its political subdivisions, that provide income exempt from both Federal personal income tax and Virginia personal income tax. The Fund invests in Virginia municipal securities only if they are "high grade" (rated at the time of purchase in one of the three highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain a dollar-weighted average portfolio maturity of between three and ten years, and no obligations in which the Fund invests will have remaining maturities in excess of 25 years.

                                      In managing the Fund's portfolio, the
                                      manager uses a "top down" investment
                                      management approach focusing on interest rates and credit quality. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund's portfolio based on expectations about interest rate movements. The manager then selects securities consistent with this target based on their individual characteristics.

                                      The Fund is non-diversified and,
                                      therefore, may concentrate its investments in a limited number of issuers. The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject
                                      to the following principal risks:

                                      INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                      STATE SPECIFIC RISK: By concentrating its investments in securities issued by Virginia and its municipalities, the Fund may be more vulnerable to unfavorable developments in Virginia than funds that are more geographically diversified.

                                      CREDIT RISK: The possibility that an
                                      issuer cannot make timely interest and
                                      principal payments on its debt securities, such as bonds. The lower a security's rating, the greater its credit risk.

                                      NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.

                                      CALL RISK: Call risk is the possibility
                                      that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity date. As a result, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in call rates can cause bond prices and yields to be volatile.

                                      INCOME RISK: The possibility that the
                                      Fund's income will decline due to a
                                      decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

                                      If the Fund invests in securities with
                                      additional risks, its share price
                                      volatility accordingly could be greater
                                      and its performance lower. For more
                                      information about these risks, please see the Additional Investment Strategies and Risks on page X.

RISK/RETURN SUMMARY AND FUND EXPENSES

This section would normally
include a bar chart and a
table showing how the
Virginia Intermediate
Tax-Free Fund has performed
and how its performance has
varied from year to year.
Because the Fund has not been
in operation for a full
calendar year, the bar chart
and table are not shown.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------

As an investor in the Virginia              Shareholder
Intermediate Tax-Free Fund, you will        Transaction
pay the following fees and expenses         Expenses (fees
when you buy and hold shares.               paid by you
Shareholder transaction fees are paid       directly)(1)           TRUST SHARES
from your account. Annual Fund
operating expenses are paid out of
Fund assets, and are reflected in the       Maximum Sales
share price.                                Charge (load)
                                            on Purchases           None
                                            ------------------------------------

                                            Maximum Deferred
                                            Sales Charge (load)    None

                                            Redemption Fee(2)      0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)           TRUST SHARES
                                            ------------------------------------
                                            ------------------------------------

                                            Management Fee(3)      0.60%
                                            ------------------------------------
                                            ------------------------------------
                                            Distribution and
                                            Service (12b-1) Fee    0.00%
                                            ------------------------------------
                                            ------------------------------------
                                            Other Expenses(3)          %
                                            ------------------------------------
                                            ------------------------------------
                                            Total Fund
                                            Operating Expenses(3)      %
                                            ------------------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(3) For the period beginning _________ and ending September 30, 1999, management fees paid by the Fund were limited to _____%. Additionally, other expenses were limited to ___%. Total expenses after fee waivers and expense reimbursements were ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO        VIRGINIA INTERMEDIATE    1     3      5    10
COMPARE FEES AND EXPENSES        TAX-FREE FUND          Year  Years  Years Years
WITH THOSE OF OTHER FUNDS. IT
ILLUSTRATES THE AMOUNT OF        Trust Shares             $     $      $     $
FEES AND EXPENSES YOU WOULD      -----------------------------------------------
PAY, ASSUMING THE FOLLOWING:
    - $10,000 INVESTMENT
    - 5% ANNUAL RETURN
    - REDEMPTION AT THE END OF
      EACH PERIOD
    - NO CHANGES IN THE FUND'S
      OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS
HYPOTHETICAL AND FOR
COMPARISON ONLY, YOUR ACTUAL
COSTS WILL BE DIFFERENT.

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

MONEY MARKET FUNDS

                                      These Funds seek current income with
                                      liquidity and stability of principal by
                                      investing primarily in short-term debt
                                      securities. The Funds seek to maintain a stable price of $1.00 per share.

Who May Want to Invest                Consider investing in these Funds if you
                                      are:

                                      - seeking preservation of capital
                                      - investing short-term reserves
                                      - willing to accept lower potential
                                        returns in exchange for a higher degree
                                        of safety
                                      - in the case of the Tax-Free Money Market
                                        Fund, seeking Federal tax-exempt income

                                      These Funds may not be appropriate if you are:

                                      - seeking high total return
                                      - pursuing a long-term goal or investing
                                        for retirement

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T PRIME MONEY MARKET FUND

INVESTMENT OBJECTIVE                  The Fund seeks to provide as high a level
                                      of current interest income as is
                                      consistent with maintaining liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests only
                                      in U.S. dollar-denominated, "high-quality" short-term debt securities, including the following:
                                      - Obligations issued or supported by the
                                        credit of U.S. or foreign banks or
                                        savings institutions with total assets
                                        in excess of $1 billion (including
                                        obligations of foreign branches of such
                                        banks);
                                      - "High quality" commercial paper and
                                        other obligations issued or guaranteed
                                        by U.S. and foreign corporations and
                                        other issuers;
                                      - Asset-backed securities;
                                      - Securities issued or guaranteed as to
                                        principal and interest by the U.S.
                                        Government or by its agencies or
                                        instrumentalities and related custodial
                                        receipts;
                                      - Securities issued or guaranteed by
                                        foreign governments or their political
                                        subdivisions; agencies or
                                        instrumentalities;
                                      - Guaranteed investment contracts issued
                                        by highly-rated U.S. insurance
                                        companies;
                                      - Securities issued or guaranteed by state
                                        or local government bodies; and
                                      - Repurchase agreements relating to the
                                        above instruments.

                                      Additionally, the Fund concentrates its
                                      investments in obligations issued by the financial services industry.

                                      "High-quality" debt securities are those obligations which, at the time of purchase, (i) possess the highest short-term rating from at least two NRSROs (for example, commercial paper rated "A-1" by Standard & Poor's Corporation and "P-1" by Moody's Investors Service, Inc.); or
                                      (ii) are single rated and have received
                                      the highest short-term rating by an NRSRO;
                                      or (iii) if unrated, are determined by the portfolio manager to be of comparable quality.

                                      When selecting securities for the Fund's portfolio, the manager first considers safety of principal and the quality of an investment. The manager then focuses on generating a high-level of income. The manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the manager believes to be the best relative values.

                                      The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

                                      For a more complete description of the
                                      securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject
                                      to the following principal risks:

                                      INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Interest rate risk is generally high for longer-term debt securities and low for shorter-term debt securities.

                                      CREDIT RISK: The possibility that an
                                      issuer cannot make timely interest and
                                      principal payments on its debt securities such as bonds. The lower a security's rating, the greater its credit risk.

                                      CONCENTRATION RISK: The Fund's investments are concentrated in the financial services industry. This concentration increases the risk of loss to the Fund by increasing its exposure to economic, business, political or regulatory developments that may be adverse to the financial services industry.

                                      For more information about these risks,
                                      please see the Additional Investment
                                      Strategies and Risks on page X.

                                      AN INVESTMENT IN THE FUND IS NOT A DEPOSIT
                                      OR AN OBLIGATION OF BRANCH BANKING AND
                                      TRUST COMPANY, BB&T CORPORATION, THEIR
                                      AFFILIATES, OR ANY BANK, AND IT IS NOT
                                      INSURED OR GUARANTEED BY THE FEDERAL
                                      DEPOSIT INSURANCE CORPORATION OR ANY OTHER
                                      GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS
                                      TO PRESERVE THE VALUE OF YOUR INVESTMENT
                                      AT $1 PER SHARE, IT IS POSSIBLE TO LOSE
                                      MONEY BY INVESTING IN THE FUND.

RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this                      PERFORMANCE BAR CHART AND TABLE
page show how the Prime Money
Market Fund has performed and             Year-by-Year Total Returns as of 12/31
how its performance has                   for Trust Shares(1)
varied from year to year. The
bar chart gives some
indication of risk by showing
changes in the Fund's yearly
performance over two years to
demonstrate that the Fund's
value varied at different
times. The table below it
shows the Fund's performance
over time. Of course, past
performance does not indicate
how the Fund will perform in
the future.

                                      The performance information shown above is based on a calendar year. The Fund's total return for the nine-month period ended September 30, 1999 was ________%.

                                      ------------------------------------------
                                        Best  quarter:
                                        Worst quarter:
                                      ------------------------------------------


   AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1999)(1)

                                                  1 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
TRUST SHARES                                                      10/1/97
--------------------------------------------------------------------------------
    PRIME MONEY MARKET FUND                          %              %
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

As of December 31, 1999, the Fund's 7-day yield for Trust Shares was % and. Without fee waivers and expense reimbursements, the Fund's yield would have been for this time period. For current yield information on the Fund, call 1-800-228-1872. The Fund's yield appears in The Wall Street Journal each Thursday.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------

As an investor in the Prime Money           Shareholder
Market Fund, you will pay the               Transaction
following fees and expenses when you        Expenses (fees
buy and hold shares. Shareholder            paid by you
transaction fees are paid from your         directly)(1)            TRUST SHARES
account. Annual Fund operating
expenses are paid out of Fund assets,
and are reflected in the share price.       Maximum Sales
                                            Charge (load)
                                            on Purchases            None
                                            ------------------------------------

                                            Maximum Deferred
                                            Sales Charge (load)     None

                                            Redemption Fee(2)       0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)            TRUST SHARES
                                            ------------------------------------

                                            Management Fee(3)       0.40%
                                            ------------------------------------
                                            Distribution and
                                            Service (12b-1) Fee     0.00%
                                            ------------------------------------
                                            Other Expenses(3)           %
                                            ------------------------------------
                                            Total Fund
                                            Operating Expenses(3)       %
                                            ------------------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(3) During the last fiscal year, management fees paid by the Fund were limited to _____%. Additionally, other expenses were limited to ___%. Total expenses after fee waivers and expense reimbursements were ___%; and Class B shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO         PRIME MONEY MARKET     1     3      5      10
COMPARE FEES AND EXPENSES         FUND                 Year  Years  Years  Years
WITH THOSE OF OTHER FUNDS. IT
ILLUSTRATES THE AMOUNT OF         Trust Shares           $     $      $      $
FEES AND EXPENSES YOU WOULD       ----------------------------------------------
PAY, ASSUMING THE FOLLOWING:
    - $10,000 INVESTMENT
    - 5% ANNUAL RETURN
    - REDEMPTION AT THE END
      OF EACH PERIOD
    - NO CHANGES IN THE FUND'S
      OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS
HYPOTHETICAL AND FOR
COMPARISON ONLY, YOUR ACTUAL
COSTS WILL BE DIFFERENT.

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T U.S. TREASURY MONEY MARKET FUND

INVESTMENT OBJECTIVE                  The Fund seeks current income with
                                      liquidity and stability of principal by
                                      investing exclusively in short-term United
                                      States dollar-denominated obligations
                                      issued or guaranteed by the U.S. Treasury, some of which may be subject to repurchase agreements.

PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests
                                      exclusively in short-term U.S.
                                      dollar-denominated obligations issued by the U.S. Treasury ("U.S. Treasury
                                      Securities"), and repurchase agreements
                                      collateralized by U.S. Treasury
                                      Securities. Obligations purchased by the
                                      Fund are limited to U.S.
                                      dollar-denominated obligations which the
                                      Board of Trustees has determined present minimal credit risks.

                                      In managing the Fund, the portfolio
                                      manager focuses on generating a high-level of income. The manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the manager believes to be the best relative values. Generally, the portfolio manager buys and holds securities until their maturity.

                                      The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

                                      For a more complete description of the
                                      securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject
                                      to the following principal risks:

                                      INTEREST RATE RISK: The possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term debt securities and low for shorter-term debt securities.

                                      For more information about these risks,
                                      please see the Additional Investment
                                      Strategies and Risks on page X.

                                      AN INVESTMENT IN THE FUND IS NOT A DEPOSIT
                                      OR AN OBLIGATION OF BRANCH BANKING AND
                                      TRUST COMPANY, BB&T CORPORATION, THEIR
                                      AFFILIATES, OR ANY BANK, AND IT IS NOT
                                      INSURED OR GUARANTEED BY THE FEDERAL
                                      DEPOSIT INSURANCE CORPORATION OR ANY OTHER
                                      GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS
                                      TO PRESERVE THE VALUE OF YOUR INVESTMENT
                                      AT $1 PER SHARE, IT IS POSSIBLE TO LOSE
                                      MONEY BY INVESTING IN THE FUND.

RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this page show            PERFORMANCE BAR CHART AND TABLE
how the U.S. Treasury Money Market
Fund has performed and how its           Year-by-Year Total Returns as of 12/31
performance has varied from year to      for Trust Shares(1)
year. The bar chart gives some
indication of risk by showing changes
in the Fund's yearly performance over
seven years to demonstrate that the
Fund's value varied at different
times. The table below it shows the
Fund's performance over time.  Of
course, past performance does not
indicate how the Fund will perform in
the future.


                                      The performance information shown above is based on a calendar year. The Fund's total return for the nine-month period ended September 30, 1999 was______%.

                                      ------------------------------------------
                                         Best  quarter:

                                         Worst quarter:
                                      ------------------------------------------




   AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1999)(1)

                                           1 YEAR    5 YEARS    SINCE INCEPTION
--------------------------------------------------------------------------------
TRUST SHARES                                                        10/5/92
--------------------------------------------------------------------------------
    U.S. TREASURY MONEY MARKET FUND           %        %              %
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

As of December 31, 1999, the Fund's 7-day yield for Trust Shares and was % and ___%. Without fee waivers and expense reimbursements, the Fund's yield would have been % for this time period. For current yield information on the Fund, call 1-800-228-1872. The Fund's yield appears in The Wall Street Journal each Thursday.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------

As an investor in the U.S. Treasury         Shareholder
Money Market Fund, you will pay the         Transaction
following fees and expenses when you        Expenses (fees
buy and hold shares. Shareholder            paid by you
transaction fees are paid from your         directly)(1)            TRUST SHARES
account. Annual Fund operating
expenses are paid out of Fund assets,
and are reflected in the share price.       Maximum Sales
                                            Charge (load)
                                            on Purchases            None
                                            ------------------------------------

                                            Maximum Deferred
                                            Sales Charge (load)     None

                                            Redemption Fee(2)       0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)            TRUST SHARES
                                            ------------------------------------

                                            Management Fee          0.30%
                                            ------------------------------------
                                            Distribution and
                                            Service (12b-1) Fee     0.00%
                                            ------------------------------------
                                            Other Expenses(3)           %
                                            ------------------------------------
                                            Total Fund
                                            Operating Expenses(3)       %
                                            ------------------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(3) During the last fiscal year, were limited to ___%. Total expenses after fee waivers and expense reimbursements were ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO          U.S. TREASURY MONEY   1     3      5      10
COMPARE FEES AND EXPENSES          MARKET FUND         Year  Years  Years  Years
WITH THOSE OF OTHER FUNDS. IT
ILLUSTRATES THE AMOUNT OF          Trust Shares          $     $      $       $
FEES AND EXPENSES YOU WOULD        ---------------------------------------------
PAY, ASSUMING THE FOLLOWING:
    - $10,000 INVESTMENT
    - 5% ANNUAL RETURN
    - REDEMPTION AT THE END
      OF EACH PERIOD
    - NO CHANGES IN THE FUND'S
      OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS
HYPOTHETICAL AND FOR
COMPARISON ONLY, YOUR ACTUAL
COSTS WILL BE DIFFERENT.

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T TAX-FREE MONEY MARKET FUND

INVESTMENT OBJECTIVE                  The Fund seeks as high a level of current
                                      interest income exempt from federal income tax as is consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests in a
                                      broad range of short-term tax-exempt
                                      obligations issued by or on behalf of
                                      states, territories, and possessions of
                                      the United States, the District of
                                      Columbia, and their respective
                                      authorities, agencies, instrumentalities, and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests (collectively, "Municipal
                                      Securities").

                                      Although the Fund intends to invest its
                                      assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

                                      When selecting securities for the Fund's portfolio, the manager first focuses on generating a high-level of income. The manager also considers safety of principal and the quality of an investment. The manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the manager believes to be the best relative values.

                                      The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less. The Fund may also invest in certain other short-term debt securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject
                                      to the following principal risks:

                                      INTEREST RATE RISK: The possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term debt securities and low for shorter-term debt securities.

                                      CREDIT RISK: The possibility that an
                                      issuer cannot make timely interest and
                                      principal payments on its debt securities such as bonds. The lower a security's rating, the greater its credit risk.

                                      TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

                                      For more information about these risks,
                                      please see the Additional Investment
                                      Strategies and Risks on page X.

                                      AN INVESTMENT IN THE FUND IS NOT A DEPOSIT
                                      OR AN OBLIGATION OF BRANCH BANKING AND
                                      TRUST COMPANY, BB&T CORPORATION, THEIR
                                      AFFILIATES, OR ANY BANK, AND IT IS NOT
                                      INSURED OR GUARANTEED BY THE FEDERAL
                                      DEPOSIT INSURANCE CORPORATION OR ANY OTHER
                                      GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS
                                      TO PRESERVE THE VALUE OF YOUR INVESTMENT
                                      AT $1 PER SHARE, IT IS POSSIBLE TO LOSE
                                      MONEY BY INVESTING IN THE FUND.

RISK/RETURN SUMMARY AND FUND EXPENSES

This section would normally
include a bar chart and a
table showing how the
Tax-Free Money Market Fund
has performed and how its
performance has varied from
year to year. Because the
Fund had not commenced
operations as of the date of
this Prospectus, the bar
chart and table are not
shown.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
------------------

As an investor in the Tax-Free Money        Shareholder
Market Fund, you will pay the               Transaction
following fees and expenses when you        Expenses (fees
buy and hold shares. Shareholder            paid by you
transaction fees are paid from your         directly)(1)           TRUST SHARES
account. Annual Fund operating
expenses are paid out of Fund assets,
and are reflected in the share price.       Maximum Sales
                                            Charge (load)
                                            on Purchases           None
                                            ------------------------------------

                                            Maximum Deferred
                                            Sales Charge (load)    None

                                            Redemption Fee(2)      0%

                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)           TRUST SHARES
                                            ------------------------------------

                                            Management Fee(3)      0.40%
                                            ------------------------------------
                                            Distribution and
                                            Service (12b-1) Fee    0.00%
                                            ------------------------------------
                                            Other Expenses(3)          %
                                            ------------------------------------
                                            Total Fund
                                            Operating Expenses(3)      %
                                            ------------------------------------


(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(3) Other expenses are based on estimated amounts for the current fiscal year. For the current fiscal year, we expect management fees paid by the Fund to be limited to _____%. Additionally, we expect other expenses to be limited to ____%. Accordingly, we expect total expenses after fee waivers and expense reimbursements to be ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO        TAX-FREE MONEY MARKET    1     3      5     10
COMPARE FEES AND EXPENSES        FUND                   Year  Years  Years Years
WITH THOSE OF OTHER FUNDS. IT
ILLUSTRATES THE AMOUNT OF        Trust Shares             $     $      $     $
FEES AND EXPENSES YOU WOULD      -----------------------------------------------
PAY, ASSUMING THE FOLLOWING:
    - $10,000 INVESTMENT
    - 5% ANNUAL RETURN
    - REDEMPTION AT THE END OF
      EACH PERIOD
    - NO CHANGES IN THE FUND'S
      OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS
HYPOTHETICAL AND FOR
COMPARISON ONLY, YOUR ACTUAL
COSTS WILL BE DIFFERENT.

DESCRIPTION OF THE FUNDS - OBJECTIVES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

FUND OF FUNDS

                                      These Funds invest substantially all of
                                      their assets in Trust shares of the BB&T
                                      Funds described earlier in this
                                      prospectus.

Who May Want to Invest                Consider investing in these Funds if you
                                      are:

                                      - seeking to spread your investment among
                                        many different mutual funds that match
                                        your goals in one simple package
                                      - seeking investment professionals to
                                        select and maintain a portfolio of
                                        mutual funds for you
                                      - seeking the benefits of asset allocation
                                        and multiple levels of risk reducing
                                        diversification

                                      These Funds may not be appropriate if you are:

                                      - pursuing a short-term goal or investing
                                        emergency reserves
                                      - uncomfortable with an investment that
                                        will fluctuate in value

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T CAPITAL MANAGER CONSERVATIVE GROWTH FUND

INVESTMENT OBJECTIVE                  The Fund seeks capital appreciation and
                                      income by investing primarily in a group of diversified BB&T Funds which invest primarily in equity and fixed income securities.

PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund allocates
                                      its assets among the Underlying Funds
                                      within predetermined strategy ranges set forth below. The portfolio manager will make allocation decisions according to his outlook for the economy, financial markets and relative market valuation of the Underlying Funds.

                                      The Fund will invest 25% to 55% of its
                                      assets in Underlying Funds which invest
                                      primarily in equity securities including the equity portion of the Balanced Fund, 45% to 75% of its assets in Underlying Funds which invest primarily in fixed income securities including the fixed income portion of the Balanced Fund and up to 20% of its assets in Underlying Funds which are money market funds. The Fund will invest its assets in the following Underlying Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:


                                                                                   Investment Range
                                      Underlying Fund                        (Percentage of Fund Assets)
                                      ------------------------------------------------------------------

                                      Stock Funds

                                      Growth and Income Stock Fund                     0%-55%
                                      Balanced Fund                                    0%-30%
                                      Small Company Growth Fund                        0%-30%
                                      International Equity Fund                        0%-30%
                                      Large Company Growth Fund                        0%-55%
                                      Equity Index Fund                                0%-55%

                                      Bond Funds

                                      Short-Intermediate U.S. Government Income Fund   0%-75%
                                      Intermediate U.S. Government Bond Fund           0%-75%
                                      Intermediate Corporate Bond Fund                 0%-75%

                                      Money Market Funds

                                      U.S. Treasury Fund                               0%-20%
                                      Prime Money Market Fund                          0%-20%



                                      The Underlying Funds are described earlier in this Prospectus.

                                      The Fund may also invest in certain other equity securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject
                                      to the following principal risks:

                                      INVESTING IN MUTUAL FUNDS: The Fund's
                                      investments are concentrated
                                      in the Underlying Funds, so the Fund's
                                      investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Fund's holdings.

                                      FIXED INCOME FUNDS: The Fund invests in
                                      Underlying Funds that invest primarily in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded.

                                      EQUITY FUNDS: The Fund also invests in
                                      Underlying Funds that invest primarily in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a Fund focuses will underperform other kinds of investments.

                                      The Fund may trade securities actively,
                                      which could increase its transaction costs
                                      (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page X.

RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this                      PERFORMANCE BAR CHART AND TABLE
page shows how the Capital
Manager Conservative Growth           Year-by-Year Total Returns as of 12/31 for
Fund has performed and how            Trust Shares(1)
its performance has varied
from year to year. The bar
chart gives some indication
of risk by showing changes in
the Fund's yearly performance
over two years to demonstrate
that the Fund's value varied
at different times. The table
below it compares the Fund's
performance over time to that
of the S&P 500(R) Index, a
widely recognized, unmanaged          The performance information shown above is
index of common stocks, and           based on a calendar year. The Fund's total
the Lehman Brothers                   return for the nine-month period ended
Intermediate Government Bond          September 30, 1999 was ______%.
Index, an unmanaged index
representative of the total
return of government bonds            ------------------------------------------
with maturities of less than              Best quarter:
10 years. Of course, past
performance does not indicate             Worst quarter:
how the Fund will perform in          ------------------------------------------
the future.



   AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1999)(1)

                                                        1 YEAR   SINCE INCEPTION
--------------------------------------------------------------------------------
TRUST SHARES                                                         10/2/97
--------------------------------------------------------------------------------
   CAPITAL MANAGER CONSERVATIVE GROWTH FUND               %            %
--------------------------------------------------------------------------------
   S&P 500(R) INDEX                                       %            %
--------------------------------------------------------------------------------
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND FUND      %            %
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------

As an investor in the Capital Manager       Shareholder
Conservative Growth Fund, you will pay      Transaction
the following fees and expenses when        Expenses (fees
you buy and hold shares. Shareholder        paid by you
transaction fees are paid from your         directly)(1)            TRUST SHARES
account. Annual Fund operating
expenses are paid out of Fund assets,
and are reflected in the share price.       Maximum Sales
                                            Charge (load)
                                            on Purchases            None
                                            ------------------------------------

                                            Maximum Deferred
                                            Sales Charge (load)     None

                                            Redemption Fee(2)       0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)            TRUST SHARES
                                            ------------------------------------

                                            Management Fee(3)       0.25%
                                            ------------------------------------
                                            Distribution and
                                            Service (12b-1) Fee     0.00%
                                            ------------------------------------
                                            Other Expenses(3)           %
                                            ------------------------------------
                                            Total Fund
                                            Operating Expenses(3,4)     %
                                            ------------------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(3) During the last fiscal year, management fees paid by the Fund were limited to _____%. Additionally, other expenses were limited to ___%. Total expenses after fee waivers and expense were ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(4) In addition to the expenses shown above, if you buy and hold shares of the Fund you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is ___%.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO         CAPITAL MANAGER        1      3      5     10
COMPARE FEES AND EXPENSES         CONSERVATIVE GROWTH   Year  Years  Years Years
WITH THOSE OF OTHER FUNDS. IT     FUND
ILLUSTRATES THE AMOUNT OF
FEES AND EXPENSES YOU WOULD       Trust Shares           $      $      $     $
PAY, ASSUMING THE FOLLOWING:      ----------------------------------------------
    - $10,000 INVESTMENT
    - 5% ANNUAL RETURN
    - REDEMPTION AT THE END OF
      EACH PERIOD
    - NO CHANGES IN THE FUND'S
      OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS
HYPOTHETICAL AND FOR
COMPARISON ONLY, YOUR ACTUAL
COSTS WILL BE DIFFERENT.

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T CAPITAL MANAGER MODERATE GROWTH FUND

INVESTMENT OBJECTIVE                  The Fund seeks capital appreciation and
                                      secondarily income by investing primarily in a group of diversified BB&T Funds which invest primarily in equity and fixed income securities.

PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund allocates
                                      its assets among the Underlying Funds
                                      within predetermined strategy ranges set forth below. The portfolio manager will make allocation decisions according to his outlook for the economy, financial markets and relative market valuation of the Underlying Funds.

                                      The Fund will invest 45% to 75% of its
                                      assets in Underlying Funds which invest
                                      primarily in equity securities including the equity portion of the Balanced Fund, 25% to 55% of its assets in Underlying Funds which invest primarily in fixed income securities including the fixed income portion of the Balanced Fund and up to 15% of its assets in Underlying Funds which are money market funds. The Fund will invest its assets in the following Underlying Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:


                                                                               Investment Range
                                      Underlying Fund                    (Percentage of Fund Assets)
                                      ---------------                    ---------------------------
                                      Stock Funds

                                      Growth and Income Stock Fund                    0%-75%
                                      Balanced Fund                                   0%-50%
                                      Small Company Growth Fund                       0%-50%
                                      International Equity Fund                       0%-50%
                                      Large Company Growth Fund                       0%-75%
                                      Equity Index Fund                               0%-75%

                                      Bond Funds

                                      Short-Intermediate U.S. Government Income Fund  0%-55%
                                      Intermediate U.S. Government Bond Fund          0%-55%
                                      Intermediate Corporate Bond Fund                0%-55%

                                      Money Market Funds

                                      U.S. Treasury Fund                              0%-15%
                                      Prime Money Market Fund                         0%-15%


                                      The Underlying Funds are described earlier in this Prospectus.

                                      The Fund may also invest in certain other equity securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject
                                      to the following principal risks:

                                      INVESTING IN MUTUAL FUNDS: The Fund's
                                      investments are concentrated
                                      in the Underlying Funds, so the Fund's
                                      investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Fund's holdings.

                                      EQUITY FUNDS: The Fund invests in
                                      Underlying Funds that invest primarily in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a Fund focuses will underperform other kinds of investments.

                                      FIXED INCOME FUNDS: The Fund also invests in Underlying Funds that invest primarily in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded.

                                      The Fund may trade securities actively,
                                      which could increase its transaction costs
                                      (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page X.

RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this                     PERFORMANCE BAR CHART AND TABLE
page shows how the Capital
Manager Moderate Growth Fund         Year-by-Year Total Returns as of 12/31 for
has performed and how its            Trust Shares(1)
performance has varied from
year to year. The bar chart
gives some indication or risk
by showing changes in the
Fund's yearly performance
over two years to demonstrate
that the Fund's value varied
at different times. The table
below it compares the Fund's
performance over time to that
of the S&P 500(R) Index, a
widely recognized, unmanaged
index of common stocks, and           The performance information shown above is
the Lehman Brothers                   based on a calendar year. The Fund's total
Intermediate Government Bond          return for the nine-month period ended
Index, an unmanaged index             September 30, 1999 was ______%.
representative of the total
return of government bonds
with The maturities of less           ------------------------------------------
than 10 years. Of course,                 Best quarter:
past performance does not
indicate how the Fund will                Worst quarter:
perform in the future.                ------------------------------------------



   AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1999)(1)

                                                        1 YEAR   SINCE INCEPTION
--------------------------------------------------------------------------------
TRUST SHARES (with 4.50% sales charge)                               10/2/97
--------------------------------------------------------------------------------
   CAPITAL MANAGER MODERATE GROWTH FUND                   %            %
--------------------------------------------------------------------------------
   S&P 500(R) INDex                                       %            %
--------------------------------------------------------------------------------
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND FUND      %            %
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------

As an investor in the Capital Manager       Shareholder
Moderate Growth Fund, you will pay the      Transaction
following fees and expenses when you        Expenses (fees
buy and hold shares. Shareholder            paid by you
transaction fees are paid from your         directly)(1)            TRUST SHARES
account. Annual Fund operating
expenses are paid out of Fund assets,
and are reflected in the share price.       Maximum Sales
                                            Charge (load)
                                            on Purchases            None
                                            ------------------------------------

                                            Maximum Deferred
                                            Sales Charge (load)     None

                                            Redemption Fee(2)       0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)            TRUST SHARES
                                            ------------------------------------

                                            Management Fee(3)       0.25%
                                            ------------------------------------
                                            Distribution and
                                            Service (12b-1) Fee     0.50%
                                            ------------------------------------
                                            Other Expenses(3)           %
                                            ------------------------------------
                                            Total Fund
                                            Operating Expenses(3,4)     %
                                            ------------------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(3) During the last fiscal year, management fees paid by the Fund were limited to _____%. Additionally, other expenses were limited to ___%. Total expenses after fee waivers and expense were ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(4) In addition to the expenses shown above, if you buy and hold shares of the Fund you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is ___%.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO        CAPITAL MANAGER          1     3     5    10
COMPARE FEES AND EXPENSES        MODERATE GROWTH  FUND  Year  Years Years Years
WITH THOSE OF OTHER FUNDS. IT
ILLUSTRATES THE AMOUNT OF        Trust Shares             $     $     $     $
FEES AND EXPENSES YOU WOULD      ----------------------------------------------
PAY, ASSUMING THE FOLLOWING:
    - $10,000 INVESTMENT
    - 5% ANNUAL RETURN
    - REDEMPTION AT THE END
      OF EACH PERIOD
    - NO CHANGES IN THE FUND'S
      OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS
HYPOTHETICAL AND FOR
COMPARISON ONLY, YOUR ACTUAL
COSTS WILL BE DIFFERENT.

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T CAPITAL MANAGER GROWTH FUND

INVESTMENT OBJECTIVE                  The Fund seeks capital appreciation by
                                      investing primarily in a group of
                                      diversified BB&T Funds which invest
                                      primarily in equity securities.

PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund allocates
                                      its assets among the Underlying Funds
                                      within predetermined strategy ranges set forth below. The portfolio manager will make allocation decisions according to his outlook for the economy, financial markets and relative market valuation of the Underlying Funds.

                                      The Fund will invest 60% to 90% of its
                                      assets in Underlying Funds which invest
                                      primarily in equity securities including the equity portion of the Balanced Fund, 10% to 40% of its assets in Underlying Funds which invest primarily in fixed income securities including the fixed income portion of the Balanced Fund and up to 10% of its assets in Underlying Funds which are money market funds. The Fund will invest its assets in the following Underlying Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:


                                                                                   Investment Range
                                      Underlying Fund                          (Percentage of Fund Assets)
                                      ---------------                          ---------------------------
                                      Stock Funds

                                      Growth and Income Stock Fund                       0%-90%
                                      Balanced Fund                                      0%-65%
                                      Small Company Growth Fund                          0%-65%
                                      International Equity Fund                          0%-65%
                                      Large Company Growth Fund                          0%-90%
                                      Equity Index Fund                                  0%-90%

                                      Bond Funds

                                      Short-Intermediate U.S. Government Income Fund     0%-40%
                                      Intermediate U.S. Government Bond Fund             0%-40%
                                      Intermediate Corporate Bond Fund                   0%-40%

                                      Money Market Funds

                                      U.S. Treasury Fund                                 0%-10%
                                      Prime Money Market Fund                            0%-10%


                                      The Underlying Funds are described earlier in this Prospectus.

                                      The Fund may also invest in certain other equity securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject
                                      to the following principal risks:

                                      INVESTING IN MUTUAL FUNDS: The Fund's
                                      investments are concentrated in the
                                      Underlying Funds, so the Fund's investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Fund's holdings.

                                      EQUITY FUNDS: The Fund invests in
                                      Underlying Funds that invest primarily in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a Fund focuses will underperform other kinds of investments.

                                      FIXED INCOME FUNDS: The Fund also invests in Underlying Funds that invest primarily in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded.

                                      The Fund may trade securities actively,
                                      which could increase its transaction costs
                                      (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page X.

RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this page                PERFORMANCE BAR CHART AND TABLE
shows how the Capital Manager Growth
Fund has performed and how its           Year-by-Year Total Returns as of 12/31
performance has varied from year to      for Trust Shares(1)
year.  The bar chart gives some
indication of risk by showing changes
in the Fund's yearly performance over
two years to demonstrate that the
Fund's value varied at different
times.  The table below it compares
the Fund's performance over time to
that of the S&P 500(R)Index, a widely
recognized, unmanaged index of common
stocks, and the Lehman Brothers
Intermediate Government Bond Index,
an unmanaged index representative of
the total return of government bonds
with maturities of less than 10        The performance information shown above
years. Of course, past performance     is based on a calendar year. The Fund's
does not indicate how the Fund will    total return for the nine-month period
perform in the future.                 ended September 30, 1999 was ______%.

                                       ----------------------------------------
                                         Best quarter:

                                         Worst quarter:
                                       ----------------------------------------



   AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1999)(1)

                                                       1 YEAR   SINCE INCEPTION
TRUST SHARES (with 4.50% sales charge)                              10/2/97
-------------------------------------------------------------------------------
  CAPITAL MANAGER CONSERVATIVE GROWTH FUND                %            %
-------------------------------------------------------------------------------
  S&P 500(R) INDex                                        %            %
-------------------------------------------------------------------------------
  LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND FUND       %            %
-------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------

As an investor in the Capital Manager       Shareholder
Growth Fund, you will pay the               Transaction
following fees and expenses when you        Expenses (fees
buy and hold shares. Shareholder            paid by you
transaction fees are paid from your         directly)(1)            TRUST SHARES
account. Annual Fund operating
expenses are paid out of Fund assets,
and are reflected in the share price.       Maximum Sales
                                            Charge (load)
                                            on Purchases            None
                                            ------------------------------------

                                            Maximum Deferred
                                            Sales Charge (load)     None

                                            Redemption Fee(2)       0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)            TRUST SHARES
                                            ------------------------------------

                                            Management Fee(3)       0.25%
                                            ------------------------------------
                                            Distribution and
                                            Service (12b-1) Fee     0.00%
                                            ------------------------------------
                                            Other Expenses(3)           %
                                            ------------------------------------
                                            Total Fund
                                            Operating Expenses(3,4)     %
                                            ------------------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(3) During the last fiscal year, management fees paid by the Fund were limited to _____%. Additionally, other expenses for each class were limited to ___%. Total expenses after fee waivers and expense reimbursements were ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(4) In addition to the expenses shown above, if you buy and hold shares of the Fund you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is ___%.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO       CAPITAL MANAGER GROWTH   1     3      5      10
COMPARE FEES AND EXPENSES       FUND                    Year Years  Years  Years
WITH THOSE OF OTHER FUNDS. IT
ILLUSTRATES THE AMOUNT OF       Trust Shares             $     $      $      $
FEES AND EXPENSES YOU WOULD     ------------------------------------------------
PAY, ASSUMING THE FOLLOWING:
    - $10,000 INVESTMENT
    - 5% ANNUAL RETURN
    - REDEMPTION AT THE END
      OF EACH PERIOD
    - NO CHANGES IN THE FUND'S
      OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS
HYPOTHETICAL AND FOR
COMPARISON ONLY, YOUR ACTUAL
COSTS WILL BE DIFFERENT.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Stock Funds
-----------

GROWTH AND INCOME STOCK FUND - Under normal market conditions, the Fund will invest at least 65% of its total assets in stocks, which may include common stock, preferred stock, warrants, or debt instruments that are convertible to common stock. Equity securities purchased by the Growth and Income Stock Fund will be either traded on a domestic securities exchange or quoted in the NASDAQ/NYSE system.

BALANCED FUND - The Fund will normally invest in equity securities consisting of common stocks but may also invest in other equity-type securities such as warrants, preferred stocks and convertible securities.

As a fundamental policy, the Fund will invest at least 25% of its total assets in fixed-income senior securities. Fixed-income securities include debt securities, preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed-income characteristics of those securities. The Fund may also invest in collateralized mortgage obligations ("CMOs").

The Fund may only invest in bonds, notes and debentures that are investment grade, which are those securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization (an "NRSRO") at the time of purchase, or if not rated, found by the Advisor under guidelines established by the Trust's Board of Trustees to be of comparable quality. If the rating of any debt securities held by the Fund falls below the fourth highest rating, the Fund will not have to dispose of those obligations and may continue to hold them if the portfolio manager considers it to be appropriate.

The Fund may invest in short-term obligations in order to acquire interest income combined with liquidity. For temporary defensive purposes, these investments may constitute 100% of the Fund's portfolio.

LARGE COMPANY GROWTH FUND - As a matter of fundamental policy, at least 65% of the Fund's total assets will be invested in companies whose weighted average capitalization is in excess of the market median capitalization of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R) Index").1

SMALL COMPANY GROWTH FUND - At least 65% of the Fund's total assets will be invested in small companies with a market capitalization under $2 billion at the time of purchase.

INTERNATIONAL EQUITY FUND - The Fund normally invests at least 65% of its total assets in the equity securities of foreign issuers and normally invests at least 80% of its total assets in equity securities. The Fund invests primarily in equity securities of issuers located in countries included in the Morgan Stanley Capital International Europe, Australasia and the Far East ("EAFE") Index. The EAFE Index is an index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries. Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom are currently included in the EAFE Index.


(1) THE "S&P 500(R)" IS A REGISTERED SERVICE MARK OF STANDARD & POOR'S CORPORATION, WHICH DOES NOT SPONSOR AND IS IN NO WAY AFFILIATED WITH THE FUND.

         From time to time the Fund may invest more than 25% of its total assets in the securities of issuers located in countries such as France, Germany, Japan, and the United Kingdom.

The Fund may invest in both sponsored and unsponsored ADRs, European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments.

The Fund may also invest its assets in equity securities of issuers located in countries with emerging economies or securities markets. The Fund intends to limit its investment in such countries to 20% of its total assets. The Fund may (but is not required to) use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the European Currency Unit ("ECU") relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions.

EQUITY INDEX FUND - The Fund normally invests at least 80% of its assets in equity securities of companies that compose the S&P 500(R). The Fund seeks to achieve a 95% or better correlation between its total return and thE total return (before expenses) of the S&P 500(R). The Adviser monitors correlation between the performance of thE Fund and that of the S&P 500(R) on a monthly basis. Correlation is measured by comparing the Fund's monthlY returns to those of the S&P 500(R) over the recent 36-month period. In the unlikely event that the Fund cannoT achieve a correlation of 95% or better, the trustees will consider alternative arrangements. The Fund may not track the S&P 500(R) perfectly. Differences between the S&P 500(R) and the Fund's portfolio may cause differences in performance. Even if the Fund's investments match the S&P 500(R) exactly, its returns could differ on a day-to-daY basis because of differences in how the Fund and the S&P 500(R) are valued. Standard & Poor's is neither aN affiliate nor a sponsor of the Fund, and inclusion of a stock in the index does not imply that it is a good investment.

ALL STOCK FUNDS (EXCEPT THE INTERNATIONAL EQUITY FUND): FOREIGN SECURITIES - Each Fund may invest in foreign securities through the purchase of ADRs or the purchase of securities on the New York Stock Exchange. However, a Fund will not do so if immediately after a purchase and as a result of the purchase the total value of foreign securities owned by the Fund would exceed 25% of the value of its total assets.

Bond Funds
----------

SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND - At least 65% of the Fund's assets will be invested on U.S. Government Securities. The Fund may invest up to 35% of its total assets in bonds, notes and debentures of corporate issuers. The Fund invests in bonds, notes and debentures only if they are high grade (rated at time of purchase in one of the three highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable quality.

The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

INTERMEDIATE U.S. GOVERNMENT BOND FUND - The Fund will also invest primarily in U.S. Government Securities, and at least 65% of its total assets will be invested in bonds. Bonds for this purpose include both bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the U.S. Government. The Fund may invest up to 35% of its total assets in bonds, notes and debentures of corporate issuers. The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies. The Fund invests in bonds, notes and debentures only if they are high grade (rated at time of purchase in one of the three highest rating categories by an NRSRO), or are determined by the portfolio manager to be of comparable quality.

The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

INTERMEDIATE CORPORATE BOND FUND - At least 65% of the Fund's total assets will be invested in investment grade corporate bonds (rated in one of the top four rating categories by an NRSRO, such as Moody's or S&P, at the time of purchase or that are determined by the Adviser to be of comparable quality). Additionally, at least 80% of the Fund's assets will normally be invested in a combination of investment grade corporate bonds and U.S.
Government Securities.

The Fund may invest up to 15% of its total assets in corporate debt obligations that are not investment grade, but are rated in any category below BBB or Baa or are of comparable quality in the judgment of the Adviser (i.e. "junk bonds") and may include bonds in default. To the extent consistent with SEC rules, the Fund may invest in non-investment grade securities by investing in other investment companies that primarily invest in such securities.

The Fund may invest in debt obligations of foreign corporations, banks and governments that are denominated either in U.S. dollars or foreign currency. The Fund will not invest more than 25% of its total assets in such obligations.

The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

ALL TAXABLE BOND FUNDS - Mortgage-related securities purchased by the Taxable Bond Funds will be either (i) issued by U.S. Government-owned or sponsored corporations or (ii) rated in the highest category by an NRSRO at the time of purchase, (for example, rated Aaa by Moody's or AAA by S&P), or, if not rated, are of comparable quality as determined by the Advisor.

NORTH CAROLINA INTERMEDIATE TAX-FREE FUND - Under normal market conditions, the Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of North Carolina and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and North Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("North Carolina Tax-Exempt Obligations").

For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than North Carolina tax-exempt obligations to over 10% of its assets.

SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND - Under normal market conditions, the Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of South Carolina and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and South Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("South Carolina Tax-Exempt Obligations").

For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than South Carolina tax-exempt obligations to over 10% of its assets.

VIRGINIA INTERMEDIATE TAX-FREE FUND - Under normal market conditions, the Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of Virginia and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and Virginia personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("Virginia Tax-Exempt Obligations").

For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Virginia tax-exempt obligations to over 10% of its assets.

ALL TAX-FREE BOND FUNDS - Each Fund will invest in Tax-Exempt Obligations which are rated at the time of purchase in one of the three highest categories by an NRSRO in the case of bonds; one of the two highest categories by an NRSRO in the case of notes; rated "SP-1" or higher by S&P or "MIG-2" or higher by Moody's or rated at a comparable level of quality by another NRSRO in the case of tax-exempt commercial paper; or rated "VMIG-1" or higher by Moody's or rated at a comparable level of quality by another NRSRO in the case of variable rate demand obligations or, if unrated, determined to be of comparable quality.

Each Fund may invest up to 10% of its total assets in taxable obligations or debt securities, the interest income from which may be subject to the federal alternative minimum tax for individual shareholders.

ALL BOND FUNDS: PORTFOLIO MATURITY - Certain debt securities such as, but not limited to, mortgage backed securities, CMOs and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating a Fund's weighted average portfolio maturity, the effective maturity of these securities will be used.

Money Market Funds
------------------

PRIME MONEY MARKET FUND - Under normal market conditions, at least 25% of the Fund's total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements relating to such obligations. However, for temporary defensive purposes during periods when the Adviser or Sub-Adviser believes that maintaining this concentration may be inconsistent with the best interests of Shareholders, the Fund will not maintain this concentration. Money market instruments of companies in the financial services industry include, but are not limited to, certificates of deposit, commercial paper, bankers' acceptances, demand and time deposits, and bank notes. These money market obligations are issued by domestic or foreign banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies and a variety of firms in the insurance field. Financial service companies offering money market issues must have total assets of $1 billion or more before their issues can be considered for investment. The Fund will not purchase securities issued by PNC Bank or BB&T or any of their affiliates.

The Fund may invest in debt obligations of foreign corporations and banks including Eurodollar Time Deposits and Yankee Certificates of Deposit.

TAX-FREE MONEY MARKET FUND - As a fundamental policy, except during periods of unusual market conditions or during temporary defensive periods, the Fund will invest substantially all, but in no event less than 80%, of its total assets in Municipal Securities with remaining maturities of 397 days (thirteen months) or less as determined in accordance with the rules of the SEC.

The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securities (other than U.S. Government securities, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing the right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the first-tier securities (securities that possess at least one rating in the highest category by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality) of one issuer for a period of up to three business days;

provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of BB&T Funds. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

- Securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by guarantees or other credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);
-    securities that are issued or guaranteed by a person with such ratings;
- securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; or
- shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

Funds of Funds
--------------

The Funds of Funds' net asset values will fluctuate with changes in the equity markets and the value of the Underlying Funds in which they invest. Each Fund of Funds' investment return is diversified by its investment in the Underlying Funds, which invest in growth and income stocks, foreign securities, debt securities, and cash and cash equivalents.

With their remaining assets, the Funds of Funds may make direct investments in any domestic and foreign securities and other instruments which the Underlying Funds may purchase, as described in this prospectus. The Funds of Funds and the Underlying Funds may also hold cash for liquidity purposes.

ALL STOCK FUNDS, BOND FUNDS AND FUNDS OF FUNDS: TEMPORARY DEFENSIVE MEASURES - If deemed appropriate under the circumstances, each Stock Fund, Bond Fund, and Fund of Funds may increase its holdings in short-term obligations to up to 100% of its total assets. Under normal market conditions, each Stock Fund (except the Small Company Growth Fund and International Equity Fund) and the Taxable Bond Funds will limit its investment in short-term obligations to 35% of its assets, while the Small Company Growth Fund will limit its investment in short-term obligations to 20% of its assets.

INVESTMENT PRACTICES
--------------------

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

FUND NAME                                                 FUND CODE
---------                                                 ---------

Growth and Income Stock Fund                                  1
Balanced Fund                                                 2
Large Company Growth Fund                                     3
Small Company Growth Fund                                     4
International Equity Fund                                     5
Equity Index Fund                                             6

Short Intermediate U.S. Government Income Fund                7
Intermediate U.S. Government Bond Fund                        8
Intermediate Corporate Bond Fund                              9
North Carolina Intermediate Tax-Free Fund                     10
South Carolina Intermediate Tax-Free Fund                     11
Virginia Intermediate Tax-Free Fund                           12

Prime Money Market Fund                                       13
U.S. Treasury Money Market Fund                               14
Tax-Free Money Market Fund                                    15

Capital Manager Conservative Growth Fund                      16
Capital Manager Moderate Growth Fund                          17
Capital Manager Growth Fund                                   18


                     INSTRUMENT                                   FUND CODE             RISK TYPE
                     ----------                                   ---------             ---------

AMERICAN DEPOSITORY RECEIPTS (ADRS):  ADRs are                       1-6                Market
foreign shares of a company held by a U.S. bank that                                    Political
issues a receipt evidencing ownership.                                                  Foreign Investment

ASSET-BACKED SECURITIES: Securities secured by                   2, 7-9, 13             Pre-payment
company receivables, home equity loans, truck and                                       Market
auto loans, leases, credit card receivables and                                         Credit
other securities backed by other types of                                               Interest Rate
receivables or other assets.                                                            Income
                                                                                        Regulatory
                                                                                        Liquidity

BANKERS' ACCEPTANCES: Bills of exchange or time                     2, 13               Credit
drafts drawn on and accepted by a commercial bank.                                      Liquidity
Maturities are generally six months or less.                                            Market
                                                                                        Interest Rate
                                                                                        Income
BONDS:  Interest-bearing or discounted government or             2, 7-9, 13             Market
corporate securities that obligate the issuer to pay                                    Credit
the bondholder a specified sum of money, usually at                                     Interest Rate
specific intervals, and to repay the principal                                          Income
amount of the loan at maturity.

CALL AND PUT OPTIONS: A call option gives the buyer                  1-6                Management
the right to buy, and obligates the seller of the                                       Liquidity
option to sell, a security at a specified price. A                                      Credit
put option gives the buyer the right to sell, and                                       Market
obligates the seller of the option to buy a security                                    Leverage
at a specified price.  The Funds will sell only
covered call and secured put options.


CERTIFICATES OF DEPOSIT: Negotiable instruments with                2, 13               Market
a stated maturity.                                                                      Credit
                                                                                        Liquidity
                                                                                        Interest Rate
                                                                                        Income
COMMERCIAL PAPER: Secured and unsecured short-term             1-3, 13, 15-18           Credit
promissory notes issued by corporations and other                                       Liquidity
entities. Maturities generally vary from a few days                                     Market
to nine months.                                                                         Interest Rate
                                                                                        Income

COMMON STOCK: Shares of ownership of a company.                      1-6                Market

CONVERTIBLE SECURITIES: Bonds or preferred stock                   1-6, 9               Market
that convert to common stock.                                                           Credit

DERIVATIVES:  Instruments whose value is derived                 1-12, 15-18            Management
from an underlying contract, index or security, or                                      Market
any combination thereof, including futures,                                             Credit
options  (e.g., put and calls), options on futures,                                     Liquidity
swap agreements, and some mortgage-backed securities.                                   Leverage
                                                                                        Interest Rate
                                                                                        Income

FOREIGN SECURITIES: Stocks issued by foreign                     1-6, 9, 13             Market
companies, as well as commercial paper of foreign                                       Political
issuers and obligations of foreign banks, overseas                                      Liquidity
branches of U.S. banks and supranational entities.                                      Foreign Investment

FUTURES AND RELATED OPTIONS: A contract providing                1-6, 16-18             Management
for the future sale and purchase of a specified                                         Market
amount of a specified security, class of securities,                                    Credit
or an index at a specified time in the future and at                                    Liquidity
a specified price.                                                                      Leverage

HIGH-YIELD/HIGH-RISK/DEBT SECURITIES:  High-yield/                    9                 Credit
high-risk/debt securities are securities that are                                       Market
rated below investment grade by the primary rating                                      Liquidity
agencies (e.g., BB or lower by Standard & Poor's and
Ba or lower by Moody's).  These securities are
considered speculative and involve greater  risk of
loss than investment grade debt securities.  Other
terms commonly used to describe such securities
include "lower rated bonds," "non-investment grade
bonds" and "junk bonds."

INDEX-BASED SECURITIES:  Index-based securities such                 1-6                Market
as Standard & Poor's Depository Receipts ("SPDRs")
and NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"),
represent ownership in a long-term unit investment
trust that holds a


portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500 Index or the NASDAQ-100 Index.
Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses.

INVESTMENT COMPANY SECURITIES: Shares of investment              1-13, 15-18            Market
companies.  A Fund (except the Funds of Funds) may
invest up to 5% of its assets in the shares of any
one registered investment company, but may not own
more than 3% of the securities of any one registered
investment company or invest more than 10% of its
assets in the securities of other registered
investment companies.  These registered investment
companies may include money market funds of BB&T
Funds and shares of other registered investment
companies for which the Adviser to a Fund or any of
their affiliates serves as investment adviser,
administrator or distributor.  The Money Market
Funds may only invest in shares of other investment
companies with similar objectives.

MORTGAGE-BACKED SECURITIES: Debt obligations secured                7-9, 13               Pre-payment
by real estate loans and pools of loans.  These                                           Market
include collateralized mortgage obligations and real                                      Credit
estate mortgage investment conduits.                                                      Regulatory

MUNICIPAL SECURITIES: Securities issued by a state                 10-12, 15              Market
or political subdivision to obtain funds for various                                      Credit
public purposes Municipal securities include private                                      Political
activity bonds and industrial development bonds, as                                       Tax
well as general obligation bonds, tax anticipation                                        Regulatory
notes, bond anticipation notes, revenue anticipation
notes, project notes, other short-term tax-exempt
obligations, municipal leases, and obligations of
municipal housing authorities (single family revenue
bonds).

There are two general types of municipal bonds:
General-obligations bonds, which are secured by the taxing power of the issuer and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited, to certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations;


housing and special tax, including assessment district and community facilities district issues which are secured by specific real estate parcels;
hospital revenue; and industrial development bonds that are secured by a private company.

PREFERRED STOCKS:  Preferred Stocks are equity                        1-6                 Market
securities that generally pay dividends at a
specified rate and have preference over common stock
in the payment of dividends and liquidation.
Preferred stock generally does not carry voting
rights.

REPURCHASE AGREEMENTS: The purchase of a security                    1-18                 Market
and the simultaneous commitment to return the                                             Leverage
security to the seller at an agreed upon price on an
agreed upon date.  This is treated as a loan.

RESTRICTED SECURITIES:  Securities not registered                 2, 7-9, 13              Liquidity
under the Securities Act of 1933, such as privately                                       Market
placed commercial paper and Rule 144A securities.

REVERSE REPURCHASE AGREEMENT: The sale of a security              4, 5, 16-18             Market
and the simultaneous commitment to buy the security                                       Leverage
back at an agreed upon price on an agreed upon
date.  This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 33 1/3% of                 1-18                 Market
the Fund's total assets.  In return the Fund will                                         Leverage
receive cash, other securities, and/or letters of                                         Liquidity
credit.                                                                                   Credit

SHORT-TERM OBLIGATIONS:  High quality U.S.                        1-12, 16-18             Market
dollar-denominated debt securities that have
remaining Credit maturities of one year or less.
These securities may include U.S. government
obligations, domestic and foreign commercial paper
(including variable-amount master demand notes),
bankers' acceptances, certificates of deposit and
demand and time deposits of domestic and foreign
branches of U.S. banks and foreign banks, and
repurchase agreements. These investments are limited
to those obligations which, at the time of purchase,
(i) possess one of the two highest short-term ratings
from at least two NRSROs (for example, commercial
paper rated "A-1" or "A-2" by S&P and "P-1" or "P-2"
by Moody's), or (ii) do not possess a rating (i.e.,
are unrated) but are determined by the Adviser or


Sub-Adviser to be of comparable quality.

STAND-BY COMMITMENTS:  The Fund may acquire                           15                  Income
"stand-by commitments" with respect to Municipal
Securities held in its portfolio.  The Fund will
acquire stand-by commitments solely to facilitate
portfolio liquidity.

TIME DEPOSITS: Non-negotiable receipts issued by a                 13-15, 17              Liquidity
bank in exchange for the deposit of funds.                                                Credit
                                                                                          Market
                                                                                          Income

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued              1-13, 16-18             Interest Rate
by agencies and instrumentalities of the U.S.                                             Credit
government. These include Ginnie Mae, Fannie Mae,
and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds,                   1-14, 16-18             Interest Rate
separately traded registered interest and principal
securities, and coupons under bank entry safekeeping.

VARIABLE AMOUNT MASTER DEMAND NOTES:  Unsecured                        3                  Credit
demand notes that permit the indebtedness to vary                                         Liquidity
and provide for periodic adjustments in the interest                                      Interest Rate
rate according to the terms of the instrument.                                            Income
Because master demand notes are direct lending
arrangements between a Fund and the issuer, they are
not normally traded.  Although there is no secondary
market in these notes, the Fund may demand payment
of principal and accrued interest at specified
intervals.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations                10-13, 15              Credit
with interest rates which are reset daily, weekly,                                        Liquidity
quarterly or some other period and which may be                                           Market
payable to the Fund on demand.

WARRANTS: Securities, typically issued with                           1-6                 Market
preferred stock or bonds, that give the holder the                                        Credit
right to buy a proportionate amount of common stock
at a specified price.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                 2, 3, 10-13, 15           Market
Purchase or contract to purchase securities at a                                          Leverage
fixed price for delivery at a future date.  Under                                         Liquidity
normal market conditions, when-issued purchases and                                       Credit
forward commitments will not exceed 25% of the value


of a Fund's total assets.

YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS:  U.S.                       9                  Market
dollar denominated bonds issued by foreign                                                Credit
corporations or governments.  Sovereign bonds are                                         Interest Rate
those issued by the government of a foreign                                               Income
country.  Supranational bonds are those issued by
supranational entities, such as the World Bank and
European Investment Bank.  Canadian bonds are those
issued by Canadian provinces.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt                  2, 8-12               Credit
that pay no interest, but are issued at a discount                                        Market
from their value at maturity.  When held to                                               Interest Rate
maturity, their entire return equals the difference                                       Income
between their issue price and their maturity value.

INVESTMENT RISKS
----------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better - or worse - than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

         HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.

         SPECULATIVE. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" - or repay - higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income
- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

SMALL COMPANY RISK. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

YEAR 2000 RISK. BB&T Funds depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, BB&T Funds could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. BB&T Funds has made inquiry of its service providers to determine whether they expect to have their computer systems adjusted for the year 2000 transition, and is seeking assurances from each service provider that it expects its system to accommodate the year 2000 transition without material adverse consequences to BB&T Funds. While it is likely that such assurances will be obtained, BB&T Funds and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or custodians, banks, broker-dealers or others with which BB&T Funds does business.

FUND MANAGEMENT
---------------

         THE INVESTMENT ADVISER

Branch Banking and Trust Company (BB&T or the "Adviser") is the adviser for the Funds. BB&T is the oldest bank in North Carolina and is the principal bank affiliate of BB&T Corporation, a bank holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 1999, BB&T Corporation had assets of approximately $____ billion. Through its subsidiaries, BB&T Corporation operates over 540 banking offices in Maryland, North Carolina, South Carolina, Virginia and Washington, D.C., providing a broad range of financial services to individuals and businesses.

In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Services Division since 1912. While BB&T has not provided investment advisory services to registered investment companies other than the BB&T Funds, it has experience in managing collective investment funds with investment portfolios and objectives comparable to those of the BB&T Funds. BB&T employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T has managed common and collective investment funds for its fiduciary accounts for more than 17 years and currently manages assets of more than $____ billion.

Through its portfolio management team, BB&T makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

For these advisory services, the Funds paid as follows during their fiscal year ended:

-------------------------------------------------------------------------
                                                 PERCENTAGE OF AVERAGE
                                               NET ASSETS AS OF 09/30/99
-------------------------------------------------------------------------
Growth and Income Stock Fund                             .50%

-------------------------------------------------------------------------
Balanced Fund                                            .50%

-------------------------------------------------------------------------
Large Company Growth Fund                                .50%

-------------------------------------------------------------------------
Small Company Growth Fund                               1.00%

-------------------------------------------------------------------------
Equity Index Fund                                        ___%

-------------------------------------------------------------------------
International Equity Fund                               1.00%

-------------------------------------------------------------------------
Short-Intermediate U.S. Government Income Fund           .50%

-------------------------------------------------------------------------
Intermediate U.S. Government Bond Fund                   .50%

-------------------------------------------------------------------------
Intermediate Corporate Bond Fund                         .50%

-------------------------------------------------------------------------
North Carolina Intermediate Tax-Free Fund                .50%

-------------------------------------------------------------------------
South Carolina Intermediate Tax-Free Fund                .50%

-------------------------------------------------------------------------

-------------------------------------------------------------------------
Virginia Intermediate Tax-Free Fund                      .50%

-------------------------------------------------------------------------
Prime Money Market Fund                                  .30%

-------------------------------------------------------------------------
U.S. Treasury Money Market Fund                          .40%

-------------------------------------------------------------------------
Tax-Free Money Market Fund                                __%

-------------------------------------------------------------------------
Capital Manager Conservative Growth Fund                  __%

-------------------------------------------------------------------------
Capital Manager Moderate Growth Fund                      __%

-------------------------------------------------------------------------
Capital Manager Growth Fund                               __%
-------------------------------------------------------------------------

THE INVESTMENT SUB-ADVISERS

SMALL COMPANY GROWTH FUND. BlackRock Financial Management, Inc. ("BFMI") (formerly PNC Equity Advisors Company) serves as the Sub-Adviser to the Small Company Growth Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, BFMI manages the Fund, selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T and in accordance with the Small Company Growth Fund's investment objective, policies and restrictions.

BFMI is an indirect majority-owned subsidiary of PNC Bank, National Association ("PNC Bank"), the former Sub-Adviser to the Small Company Growth Fund, with offices located at 1600 Market Street, Philadelphia, Pennsylvania 19103. At September 30, 1999, BFMI had approximately $__ billion in discretionary assets under management, including $____ billion in mutual fund portfolios. PNC Bank is a wholly-owned indirect subsidiary of PNC Bank Corp.

INTERNATIONAL EQUITY FUND. BlackRock International, Ltd. ("BlackRock International") (formerly CastleInternational Asset Management Limited) serves as the Sub-Adviser to the International Equity Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, BlackRock International manages the Fund, selects investments and places all orders for purchases and sales of the International Equity Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T and in accordance with the International Equity Fund's investment objective, policies, and restrictions.

PRIME MONEY MARKET FUND AND TAX-FREE MONEY MARKET FUND. BlackRock Institutional Management Corporation ("BIMC") (formerly PNC Institutional Management Corporation) serves as the Sub-Adviser to the Prime Money Market Fund and the Tax-Free Money Market Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, BIMC manages each Fund, selects its investments and places all orders for purchases and sales of each Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T and in accordance with the Prime Money Market Fund's and the Tax-Free Money Market Fund's respective investment objective, policies and restrictions.

BIMC is a wholly owned subsidiary of BlackRock Advisors, Inc. ("BAI") (formerly PNC Asset Management Group, Inc.). BAI was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 345 Park Avenue, 29th Floor, New York, New York 10154. BAI is an indirect majority-owned subsidiary of PNC Bank Corp., a diversified financial services company. BIMC's principal business address is 400 Bellevue Parkway, 4th Floor, Wilmington, Delaware 19809.

PORTFOLIO MANAGERS

The primary portfolio manager for each Fund is as follows:

GROWTH AND INCOME STOCK FUND - Richard B. Jones has been the portfolio manager for the Growth and Income Stock Fund since February 1993. Since 1987, Mr. Jones has been a portfolio manager in the BB&T Trust Division. He is a Chartered Financial Analyst, and holds a B.S. in Business Administration from Miami,
(Ohio) University and an MBA from Ohio State University.

BALANCED FUND AND THE FUND OF FUNDS - David R. Ellis has been the portfolio manager for the Balanced Fund and the Fund of Funds since their inception. Since 1986, Mr. Ellis has been a portfolio manager in the BB&T Trust Division. He holds a B.S. degree in Business Administration from the University of North Carolina at Chapel Hill.

LARGE COMPANY GROWTH FUND - Daniel J. Rivera has been the portfolio manager for the Large Company Growth Fund since its inception. Mr. Rivera joined the BB&T staff in July, 1997, after BB&T's merger with United Carolina Bank. He had been Director of Investments at UCB since January, 1994. Mr. Rivera received a Bachelors degree in Languages from the Virginia Military Institute, and is a Chartered Financial Analyst.

SMALL COMPANY GROWTH FUND - William J. Wykle, has been the portfolio manager for the Small Company Growth Fund since its inception. Mr. Wykle has been an investment manager with BFMI since 1995 and has been a Portfolio Manager of the BlackRock Funds(SM) Small Cap Growth Equity Portfolio since its inception. From 1986 to 1995, he was an investment manager at PNC Bank and its predecessor, Provident National Bank.

INTERNATIONAL EQUITY FUND - Gordon Anderson has been the portfolio manager of the International Equity Fund since its inception. Mr. Anderson has served as Managing and Investment Director of BlackRock International since 1996. Prior to joining BlackRock International, Mr. Anderson was the Investment Director of Dunedin Fund Managers Ltd. Mr. Anderson. has been the Portfolio Manager for the BlackRock Funds(SM) International Equity Portfolio since 1996.

EQUITY INDEX FUND - [INSERT PORTFOLIO MANAGER INFO.]

TAXABLE BOND FUNDS -Keith F. Karlawish has been the portfolio manager for the Intermediate U.S. Government Bond Fund and Short-Intermediate U.S. Government Income since September 1994 and the Intermediate Corporate Bond Fund since its inception. From June, 1993 to September, 1994, Mr. Karlawish was Assistant Manager of the Intermediate U.S. Government Bond Fund and the Short-Intermediate Fund. From September, 1991 to June, 1993, he was a Financial Analyst Team Leader for Branch Banking and Trust Co. Mr. Karlawish earned a B.S. in Business Administration from the University of Richmond, an MBA from the University of North Carolina at Chapel Hill and is a Chartered Financial Analyst.

TAX-FREE BOND FUNDS - C. Steven Brennaman has been the portfolio manager for the North Carolina Intermediate Tax-Free Fund since January 1988 and manager of the South Carolina Intermediate Tax-Free Fund and the Virginia Intermediate Tax-Free Fund since each Fund's inception. Mr. Brennaman joined BB&T after its merger with United Carolina Bank in July, 1997. He has been a Senior Portfolio Manager with UCB since June, 1995. MR. Brennaman holds a B.A. degree in Political Science from Mercer University and a M.S. degree in Management from Troy State University.

THE DISTRIBUTOR AND ADMINISTRATOR

BISYS Fund Services, Inc. (the "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219, serves as each Fund's administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

BISYS Fund Services, L.P. (the "Distributor"), an affiliate of the Administrator, serves as the distributor of each Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

The Statement of Additional Information has more detailed information about the Investment Adviser and other service providers.

SHAREHOLDER INFORMATION
-----------------------

CHOOSING A SHARE CLASS
----------------------

BB&T Funds offer different classes of Fund shares, which have different expenses and other characteristics. Only one class of Funds here, Trust Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of the Trust Shares:

TRUST SHARES

-   No sales charges.
-   No distribution and service (12b-1) fees.
- Available only to Branch Banking and Trust Company and its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

The Funds also offer Class A Shares and Class B Shares, each of which has its own expense structure. Class A Shares and Class B Shares are available to investors who are not fiduciary clients of Branch Banking and Trust Company and who are not otherwise eligible for Trust Shares. Distributor for more information (see back cover of this prospectus).

SHAREHOLDER INFORMATION
-----------------------

PRICING OF FUND SHARES
----------------------

How NAV is Calculated

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

---------------------------
           NAV =

TOTAL ASSETS - LIABILITIES
--------------------------
     Number of Shares
        Outstanding
---------------------------

Generally, for Funds other than the Money Market Funds, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.

Money Market Funds

Per share net asset value (NAV) for each Fund is determined and its shares are priced twice a day. The NAV for the Prime Money Market Fund, the U.S. Treasury Money Market Fund and the Tax-Free Money Market Fund is determined at 12:00 p.m. Eastern time and at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received. This is what is known as the offering price.

Each Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

Other Funds

Per share net asset value (NAV) for each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.


/

SHAREHOLDER INFORMATION
-----------------------

PURCHASING AND ADDING TO YOUR SHARES

You may purchase Trust Shares of the Funds through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers approved by the Distributor.

These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information.

DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Income dividends for the Money Market Funds and the Bond Funds are declared daily and paid monthly. Income dividends for the Growth and Income Stock Fund and the Balanced Fund are declared and paid monthly. The Large Company Growth, the Small Company Growth, the International Equity, the Equity Index Fund, and the Fund of Funds declare and pay income dividends quarterly. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.

--------------------------------------------------------------------------------
Avoid 31% Tax Withholding

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
-----------------------


SELLING YOUR SHARES
-------------------

You may sell your shares at any         WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
time. Your sales price will be the      ----------------------------------------------------------------
next NAV after your sell order is       As a mutual fund shareholder, you are technically selling shares
received by the Fund, its transfer      when you request a withdrawal in cash. This is also known as
agent, or your investment               redeeming shares or a redemption of shares.
representative. Normally you will       ----------------------------------------------------------------
receive your proceeds within a week
after your request is received. See     INSTRUCTIONS FOR SELLING SHARES
section on "General Policies on         If selling your shares through a financial institution or your
Selling Shares below."                  financial adviser or broker, ask them for their redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your
                                        redemption. For all other sales transactions, follow the
                                        instructions below.


By telephone                               1. Call 1-800-228-1872 with instructions as to how you wish to
(unless you have declined                  receive your funds (mail, wire, electronic transfer). (See
telephone sales privileges)                "General Policies on Selling Shares--Verifying Telephone
                                           Redemptions" below)
--------------------------------------------------------------------------------------------------------
By mail                                    1. Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:
                                           - your Fund and account number
                                           - amount you wish to redeem
                                           - address where your check should be sent
                                           - account owner signature
                                           2. Mail to: BB&T Funds P.O.
                                           Box 182533
                                           Columbus, OH 43218-2533
--------------------------------------------------------------------------------------------------------
By overnight service                       See instruction 1 above.
(See "General Policies on                  2. Send to
Selling Shares--Redemptions in             BB&T Funds
Writing Required" below)                   c/o BISYS Fund Services
                                           Attn: T.A. Operations
                                           3435 Stelzer Road
                                           Columbus, OH 43219

SHAREHOLDER INFORMATION
-----------------------

SELLING YOUR SHARES - CONTINUED

Wire transfer                          Call 1-800-228-1872 to request a wire transfer.
You must indicate this option on
your application.                      If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.
The Fund will charge a $7 wire
transfer fee for each wire
transfer request.  Note: Your
financial institution may also
charge a separate fee.

--------------------------------------------------------------------------------------------------------
Electronic Redemptions                 Call 1-800-228-1872 to request an electronic redemption.

Your bank must participate in          If you call by 4 p.m. Eastern time, the NAV of your shares
the Automated Clearing House           will normally be determined on the same day and the proceeds
(ACH) and must be a U.S. bank.         credited within 7 days.

Your bank may charge for this
service.
--------------------------------------------------------------------------------------------------------

GENERAL POLICIES ON SELLING SHARES
----------------------------------

REDEMPTIONS IN WRITING REQUIRED
You must request redemption in writing and obtain a signature guarantee if:
    - The check is not being mailed to the address on your account; or
    - The check is not being made payable to the owner of the account.

    A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS
The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT
When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST
Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

SHAREHOLDER INFORMATION
-----------------------

SELLING YOUR SHARES - CONTINUED
REDEMPTION IN KIND
Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

UNDELIVERABLE REDEMPTION CHECKS
For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund at the current NAV.

SHAREHOLDER INFORMATION
-----------------------


EXCHANGING YOUR SHARES
----------------------

                                             INSTRUCTIONS FOR EXCHANGING SHARES
You can exchange your shares in one          Exchanges may be made by sending a
Fund for shares of the same class            written request to BB&T Funds, P.O.
of another BB&T Fund, usually                Box 182533, Columbus OH 43218-2533,
without paying additional sales              or by calling 1-800-228-1872.
charges (see "Notes" below). You             Please provide the following
must meet the minimum investment             information:
requirements for the Fund into
which you are exchanging. Exchanges              -    Your name and telephone
from one Fund to another are                          number
taxable. Trust Shares may also be                -    The exact name on your
exchanged for Class A Shares of the                   account and account number
same Fund if you cease to be                     -    Taxpayer identification
eligible to purchase Trust Shares.                    number (usually your
Trust Shares of each Fund may not                     Social Security number)
be exchanged for Class B Shares. No              -    Dollar value or number of
transaction fees are currently                        shares to be exchanged
charged for exchanges. However, the              -    The name of the Fund from
exchange of Trust Shares for Class                    which the exchange is to
A Shares will require payment of                      be made.
the sales charge unless the sales                -    The name of the Fund into
charge is waived. Please consult                      which the exchange is
the Class A and Class B Shares                        being made.
prospectus for more information.             ----------------------------------------

                                             See "Selling your Shares" for important
                                             information about telephone
                                             transactions.

                                             To prevent disruption in the management
                                             of the Funds, due to market timing
                                             strategies, exchange activity may be
                                             limited to four exchanges from a Fund
                                             during a calendar year.
                                             ----------------------------------------

                                             NOTES ON EXCHANGES
                                             When exchanging from a Fund that has no
                                             sales charge or a lower sales charge to
                                             a Fund with a higher sales charge, you
                                             will pay the difference.

                                             The registration and tax identification
                                             numbers of the two accounts must be
                                             identical.

                                             The Exchange Privilege (including
                                             automatic exchanges) may be changed or
                                             eliminated at any time upon a 60-day
                                             notice to shareholders.

                                             Be sure to read carefully the Prospectus
                                             of any Fund into which you wish to
                                             exchange shares.

SHAREHOLDER INFORMATION
-----------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions will be automatically reinvested in additional Fund Shares unless you request to receive all distributions in cash.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

For the Tax-Free Bond Funds and Tax-Free Money Market Fund, the income dividends that you receive are expected to be exempt from federal income taxes and, in the case of the North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund and Virginia Intermediate Tax-Free Fund, North Carolina, South Carolina and Virginia income taxes, respectively. However, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Tax-Free Bond Funds or Tax-Free Money Market Fund may have on the federal taxation of your benefits. In addition, an investment in the Tax-Free Bond Funds or Tax-Free Money Market Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders.

A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of a Fund's distributions.

Any gain resulting from the sale or exchange of your Fund Shares (even if the income from which is tax exempt) will generally be subject to tax. You should consult your tax adviser for more information on your own tax situation, including possible state and local taxes.

BB&T Funds will send you a statement each year showing the tax status of all your distributions.

- For each Fund, other than the Tax-Free Bond Funds and Tax-Free Money Market Fund, the dividends and short-term capital gains that you receive are considered ordinary income for tax purposes. For the Tax-Free Bond Funds and Tax-Free Money Market Fund, any short-term capital gains that you receive are taxable to you as ordinary dividend income for Federal income tax purposes.

- Any distributions of net long-term capital gains by a Fund are taxable to you as long-term capital gains for tax purposes, no matter how long you've owned shares in the Fund.

- Generally, the Funds' advisers do not consider taxes when deciding to buy or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

- If you sell or exchange shares, any gain or loss you have is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

- Distributions of dividends or capital gains, and capital gains or losses from your sale or exchange of Fund shares, may be subject to state and local income taxes as well.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.)

MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUNDS' FINANCIAL PERFORMANCE FOR THE PAST 5 YEARS OR, IF SHORTER, THE PERIOD OF THE FUNDS' OPERATIONS. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED [OR LOST] ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY _____________________, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, ARE INCLUDED IN THE SAI, WHICH IS AVAILABLE UPON REQUEST.



INSERT PAST 5 YEARS'
FINANCIAL HIGHLIGHTS
FROM ANNUAL REPORT.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):
The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, PROSPECTUSES OF OTHER MEMBERS OF THE BB&T FUNDS FAMILY, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING A BROKER OR BANK THAT SELLS THE FUND. OR CONTACT THE FUND AT:

                                   BB&T FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-228-1872
                                E-MAIL: _________
                        INTERNET: HTTP://www.bbtfunds.com
--------------------------------------------------------------------------------

You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:
   - For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.
   -    Free from the Commission's Website at http://www.sec.gov.














       Investment Company Act file no. 811-6719.

         BB&T FUNDS
================================================================================
                           ----------
                           PROSPECTUS
                           ----------




                           FEBRUARY 1, 2000

                          STOCK FUNDS
                            BB&T Growth and Income Stock Fund
                            BB&T Balanced Fund
                            BB&T Large Company Growth Fund
                            BB&T Small Company Growth Fund
                            BB&T International Equity Fund

                          BOND FUNDS
                           TAXABLE BOND FUNDS
                            BB&T Short-Intermediate U.S. Government Income Fund BB&T Intermediate U.S. Government Bond Fund
                            BB&T Intermediate Corporate Bond Fund

                           TAX-FREE BOND FUNDS
                            BB&T North Carolina Intermediate Tax-Free Fund BB&T South Carolina Intermediate Tax-Free Fund BB&T Virginia Intermediate Tax-Free Fund

                          MONEY MARKET FUNDS
                            BB&T Prime Money Market Fund
                            BB&T U.S. Treasury Money Market Fund
                            BB&T Tax-Free Money Market Fund

                          FUNDS OF FUNDS
                            BB&T Capital Manager Conservative Growth Fund BB&T Capital Manager Moderate Growth Fund BB&T Capital Manager Growth Fund

                          CLASS A SHARES
                          CLASS B SHARES

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS
OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE
OR COMPLETE.  ANYONE WHO TELLS YOU OTHERWISE IS
COMMITTING A CRIME.

----------------------------------
QUESTIONS?
CALL 1-800-228-1872
OR YOUR INVESTMENTS REPRESENTATIVE
----------------------------------

                                TABLE OF CONTENTS

Carefully review this                      Risk/Return Summary and Fund Expenses
important section, which
summarizes each Fund's                     Stock Funds
investments, risks, past                      0     Growth and Income Stock Fund
performance, and fees.                        0     Balanced Fund
                                              0     Large Company Growth Fund
                                              0     Small Company Growth Fund
                                              0     International Equity Fund

                                           Bond Funds
                                              0     Short-Intermediate U.S. Government Income Fund
                                              0     Intermediate U.S. Government Bond Fund
                                              0     Intermediate Corporate Bond Fund
                                              0     North Carolina Intermediate Tax-Free Fund
                                              0     South Carolina Intermediate Tax-Free Fund
                                              0     Virginia Intermediate Tax-Free Fund

                                           Money Market Funds
                                             0      Prime Money Market Fund
                                             0      U.S. Treasury Money Market Fund
                                             0      Tax-Free Money Market Fund

                                           Funds of Funds
                                             0      Capital Manager Conservative Growth Fund
                                             0      Capital Manager Moderate Growth Fund
                                             0      Capital Manager Growth Fund

Review this section for                    Investment Objectives, Policies and Risks
information and on investment
strategies and their risks.                  Stock Funds
                                             0      Growth and Income Stock Fund
                                             0      Balanced Fund
                                             0      Large Company Growth Fund
                                             0      Small Company Growth Fund
                                             0      International Equity Fund

                                             Bond Funds
                                             0      Short-Intermediate U.S. Government Income Fund
                                             0      Intermediate U.S. Government Bond Fund
                                             0      Intermediate Corporate Bond Fund
                                             0      North Carolina Intermediate Tax-Free Fund
                                             0      South Carolina Intermediate Tax-Free Fund
                                             0      Virginia Intermediate Tax-Free Fund

                                           Money Market Funds
                                             0      Prime Money Market Fund
                                             0      U.S. Treasury Money Market Fund
                                             0      Tax-Free Money Market Fund

                                           Funds of Funds
                                             0      Capital Manager Conservative Growth Fund
                                             0      Capital Manager Moderate Growth Fund
                                             0      Capital Manager Growth Fund

Review this section for                    Fund Management
details on the people and                    0      The Investment Adviser
organizations who oversee the                0      The Investment Sub-Advisers
Funds.                                       0      Portfolio Managers
                                             0      The Distributor and Administrator

Review this section for                    Shareholder Information
details on how shares are                    0      Choosing a Share Class
valued, how to purchase, sell                0      Pricing of Fund Shares
and exchange shares, related                 0      Purchasing and Adding to Your Shares
charges and payments of                      0      Selling Your Shares
dividends and distributions.                 0      Exchanging Your Shares
                                             0      General Policies on Selling Shares
                                             0      Distribution Arrangements/Sales Charges
                                             0      Distribution and Service (12b-1) Fees and
                                                          Shareholder Servicing Fees
                                             0      Dividends, Distributions and Taxes
                                             0      Financial Highlights

                                           Back Cover
                                             0      Where to learn more about this Fund

DESCRIPTION OF THE FUNDS - OBJECTIVES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------


The Funds                                   BB&T Funds is a mutual fund family
                                            that offers different classes of
                                            shares in separate investment
                                            portfolios ("Funds"). The Funds have
                                            individual investment goals and
                                            strategies. This prospectus gives
                                            you important information about the
                                            Class A Shares and the Class B
                                            Shares of the Stock Funds, the Bond
                                            Funds, the Money Market Funds and
                                            the Funds of Funds that you should
                                            know before investing. Each Fund
                                            also offers a third class of shares
                                            called Trust Shares which is offered
                                            in a separate prospectus. Please
                                            read this prospectus and keep it for
                                            future reference.

                                            Each of the Funds in this prospectus
                                            is a mutual fund. A mutual fund
                                            pools shareholders' money and, using
                                            professional investment managers,
                                            invests it in securities like stocks
                                            and bonds. Before you look at
                                            specific Funds, you should know a
                                            few general basics about investing
                                            in mutual funds.

                                            The value of your investment in a
                                            Fund is based on the market prices
                                            of the securities the Fund holds.
                                            These prices change daily due to
                                            economic and other events that
                                            affect securities markets generally,
                                            as well as those that affect
                                            particular companies or government
                                            units. These price movements,
                                            sometimes called volatility, will
                                            vary depending on the types of
                                            securities a Fund owns and the
                                            markets where these securities
                                            trade.

                                            LIKE OTHER INVESTMENTS, YOU COULD
                                            LOSE MONEY ON YOUR INVESTMENT IN A
                                            FUND. YOUR INVESTMENT IN A FUND IS
                                            NOT A DEPOSIT OR AN OBLIGATION OF
                                            BRANCH BANKING AND TRUST COMPANY,
                                            BB&T CORPORATION, THEIR AFFILIATES,
                                            OR ANY BANK. IT IS NOT INSURED BY
                                            THE FDIC OR ANY GOVERNMENT AGENCY.

                                            Each Fund has its own investment
                                            goal and strategies for reaching
                                            that goal. However, it cannot be
                                            guaranteed that a Fund will achieve
                                            its goal. Before investing, make
                                            sure that the Fund's goal matches
                                            your own.

                                            The portfolio manager invests each
                                            Fund's assets in a way that the
                                            manager believes will help the Fund
                                            achieve its goal. A manager's
                                            judgments about the stock markets,
                                            economy and companies, or selecting
                                            investments may cause a Fund to
                                            underperform other funds with
                                            similar objectives.

DESCRIPTION OF THE FUNDS - OBJECTIVES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

STOCK FUNDS

                                            These Funds seek long-term capital
                                            appreciation, and in some cases
                                            current income, and invest primarily
                                            in equity and equity-related
                                            securities, principally common
                                            stocks.

Who May Want to Invest                      Consider investing in these Funds
                                            if you are:

                                            o seeking a long-term goal such as
                                              retirement
                                            o looking to add a growth component
                                              to your portfolio
                                            o willing to accept the risks of
                                              investing in the stock markets

                                            These Funds may not be appropriate
                                            if you are:

                                            o pursuing a short-term goal or
                                              investing emergency reserves
                                            o uncomfortable with an investment
                                              that will fluctuate in value

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T GROWTH AND INCOME STOCK FUND

INVESTMENT OBJECTIVE                          The Fund seeks capital growth,
                                              current income or both, primarily
                                              through investment in stocks.

PRINCIPAL INVESTMENT STRATEGIES               To pursue this goal, the Fund
                                              invests primarily in domestically
                                              traded U.S. common stocks, as
                                              well as American Depository
                                              Receipts ("ADRs").

                                              In managing the Fund, the
                                              portfolio manager attempts to
                                              diversify across different
                                              economic sectors selecting those
                                              stocks that he believes are
                                              undervalued and have a favorable
                                              outlook. In choosing individual
                                              stocks the portfolio manager uses
                                              a quantitative process to examine
                                              the value, growth and momentum
                                              characteristics of a particular
                                              issuer. While some stocks may be
                                              purchased primarily for income,
                                              most stocks will be purchased for
                                              capital appreciation. The
                                              portfolio manager will favor
                                              stocks of issuers which over a
                                              five-year period have achieved
                                              cumulative income in excess of the
                                              cumulative dividends paid to
                                              shareholders.

                                              The Fund may also invest in
                                              certain other equity securities in
                                              addition to those described above.
                                              For a more complete description of
                                              the various securities in which
                                              the Fund may invest, please see
                                              the Additional Investment
                                              Strategies and Risks on page X or
                                              consult the Statement of
                                              Additional Information ("SAI").

PRINCIPAL INVESTMENT RISKS                    Your investment in the Fund may be
                                              subject to the following principal
                                              risks:

                                              MARKET RISK: The possibility that
                                              the Fund's stock holdings will
                                              decline in price because of a
                                              broad stock market decline.
                                              Markets generally move in cycles,
                                              with periods of rising prices
                                              followed by periods of falling
                                              prices. The value of your
                                              investment will tend to increase
                                              or decrease in response to these
                                              movements.

                                              INVESTMENT STYLE RISK: The
                                              possibility that the market
                                              segment on which this Fund focuses
                                              - value stocks - will underperform
                                              other kinds of investments or
                                              market averages.

                                              The Fund may trade securities
                                              actively, which could increase its
                                              transaction costs (thereby
                                              lowering its performance) and may
                                              increase the amount of taxes that
                                              you pay. If the Fund invests in
                                              securities with additional risks,
                                              its share price volatility
                                              accordingly could be greater and
                                              its performance lower. For more
                                              information about these risks,
                                              please see the Additional
                                              Investment Strategies and Risks on
                                              page X.

RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this page show                       PERFORMANCE BAR CHART AND TABLE
how the Growth and Income Stock Fund
has performed and how its performance         Year-by-Year Total Returns as of 12/31 for Class A Shares(1)
has varied from year to year. The bar
chart gives some indication of risk by
showing changes in the Fund's yearly
performance over seven years to
demonstrate that the Fund's value
varied at different times. The table
below it compares the Fund's
performance over time to that of the
S&P 500(R) Index, a widely recognized,
unmanaged index of common stocks. Of
course, past performance does not
indicate how the Fund will perform in
the future.

                                           The bar chart above does not reflect the impact of any applicable sales
The returns for Class B shares will        charges or account fees which would reduce returns. Additionally, the
differ from the Class A share returns      performance information shown above is based on a calendar year.  The
shown in the bar chart because of          Fund's total return for the nine-month period ended September 30, 1999 was
differences in expenses of each            ______%.
class. The table assumes that Class B      ----------------------------------------------------------------------------
shareholders redeem all of their fund               Best  quarter:
shares at the end of the period                     Worst quarter:
indicated.                                 ----------------------------------------------------------------------------


 AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1999)(1)

                                                                     1 YEAR                5 YEARS            SINCE INCEPTION
-------------------------------------------------------------- ------------------------------------------- ----------------------
CLASS A SHARES (with 4.50% sales charge)                                                                          10/9/92
-------------------------------------------------------------- -------------------- ---------------------- ----------------------
    GROWTH AND INCOME STOCK FUND                                        %                    %                      %
-------------------------------------------------------------- -------------------- ---------------------- ----------------------
    S&P 500(R) INDEX                                                    %                    %                      %
-------------------------------------------------------------- -------------------- ---------------------- ----------------------

-------------------------------------------------------------- -------------------- ---------------------- ----------------------
CLASS B SHARES (with applicable Contingent Deferred Sales                                                         1/1/96
Charge)
-------------------------------------------------------------- -------------------- ---------------------- ----------------------
    GROWTH AND INCOME STOCK FUND                                        %                    %                      %
-------------------------------------------------------------- -------------------- ---------------------- ----------------------
    S&P 500(R) INDEX                                                    %                    %                      %
-------------------------------------------------------------- -------------------- ---------------------- ----------------------
(1) Both charts assume reinvestment of dividends and distributions.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------

As an investor in the Growth and            Shareholder
Income Stock Fund, you will pay the         Transaction
following fees and expenses when you        Expenses (fees
buy and hold shares. Shareholder            paid by you
transaction fees are paid from your         directly)(1)                  CLASS A SHARES            CLASS B SHARES
account. Annual Fund operating
expenses are paid out of Fund assets,
and are reflected in the share price.       Maximum Sales
                                            Charge (load)
                                            on Purchases                        4.50%(2)                  None
                                            ----------------------------- ------------------------- -------------------------

                                            Maximum Deferred
                                            Sales Charge (load)                 None                      5.00%(3)

                                            Redemption Fee(4)                      0%                        0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)                  CLASS A SHARES            CLASS B SHARES
                                            ----------------------------- ------------------------- -------------------------
CONTINGENT DEFERRED SALES CHARGE
                                            Management Fee(5)                    0.74%                    0.74%
Some Fund share classes impose a back end
sales charge (load) if you sell your
shares before a certain period of time has
elapsed. This is called a Contingent
Deferred Sales Charge.
                                            ----------------------------- ------------------------- -------------------------
                                            Distribution and
                                            Service (12b-1) Fee(5)               0.50%                    1.00%
                                            ----------------------------- ------------------------- -------------------------
                                            Other Expenses(5)                        %                        %
                                            ----------------------------- ------------------------- -------------------------
                                            Total Fund
                                            Operating Expenses(5)                    %                        %
                                            ----------------------------- ------------------------- -------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

(3) A CDSC on Class B shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

(4) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(5) During the last fiscal year, management fees paid by the Fund were limited to _____%. Additionally, distribution and service (12b-1) fees for Class A Shares were limited to ___% and other expenses for each class were limited to ___%. Total expenses after fee waivers and expense reimbursements for each class are: Class A shares, ___%; and Class B shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES WITH THOSE OF OTHER FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE
FOLLOWING:
    o $10,000 INVESTMENT
    o 5% ANNUAL RETURN
    o REDEMPTION AT THE END OF EACH PERIOD
    o NO CHANGES IN THE FUND'S OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.


     GROWTH AND INCOME STOCK FUND       1        3          5         10
                                       Year    Years      Years     Years
     Class A Shares
                                        $        $          $         $
     -------------------------------- ------- --------- ---------- ---------
     Class B Shares
       Assuming Redemption              $        $          $         $

       Assuming No Redemption           $        $          $         $
     -------------------------------- ------- --------- ---------- ---------

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T BALANCED FUND

INVESTMENT OBJECTIVES                       The Fund's investment objectives
                                            are to seek long-term capital growth
                                            and to produce current income.

PRINCIPAL INVESTMENT STRATEGIES             To pursue these goals, the Fund
                                            invests in a broadly diversified
                                            portfolio of equity and debt
                                            securities consisting primarily of
                                            common stocks and bonds.

                                            The Fund normally invests between
                                            40-75% of its assets in equity
                                            securities and at least 25% of its
                                            assets in fixed-income senior
                                            securities. The portion of the
                                            Fund's assets invested in equity and
                                            debt securities will vary depending
                                            upon economic conditions, the
                                            general level of stock prices,
                                            interest rates and other factors,
                                            including the risks associated with
                                            each investment. The Fund's equity
                                            investments consist primarily of
                                            common stocks of companies that the
                                            portfolio manager believes are
                                            undervalued and have a favorable
                                            outlook. Other equity investments
                                            include convertible securities and
                                            ADRs. The Fund's fixed-income
                                            investments consist primarily of
                                            "investment-grade" bonds, notes,
                                            debentures (bonds, notes and
                                            debentures rated at the time of
                                            purchase in one of the four highest
                                            rating categories by a nationally
                                            recognized statistical rating
                                            organizations (an "NRSRO")) or are
                                            determined by the portfolio manager
                                            to be of comparable quality) and
                                            money market instruments. The
                                            average dollar-weighted maturity of
                                            the fixed-income portion of the
                                            Fund's portfolio will range from one
                                            to thirty years.

                                            In managing the equity portion of
                                            the Fund, the portfolio manager
                                            examines a variety of quantitative
                                            and qualitative factors in
                                            formulating individual stock
                                            purchase and sale decisions. The
                                            portfolio manager selects
                                            investments that he believes are
                                            reasonably priced relative to their
                                            growth potential.

                                            In managing the fixed income portion
                                            of the Fund's portfolio, the
                                            portfolio manager uses a "top down"
                                            investment management approach
                                            focusing on a security's maturity.
                                            The manager sets, and continually
                                            adjusts, a target for the interest
                                            rate sensitivity of the Fund based
                                            upon expectations about interest
                                            rates and other economic factors.
                                            The manager then selects individual
                                            securities whose maturities fit this
                                            target and which are deemed to be
                                            the best relative values. The Fund
                                            may also invest in certain other
                                            equity and debt securities in
                                            addition to those described above.
                                            For a more complete description of
                                            the various securities in which the
                                            Fund may invest, please see the
                                            Additional Investment Strategies and
                                            Risks on page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS                  Your investment in the Fund may be
                                            subject to the following principal
                                            risks:

                                            MARKET RISK: The possibility that
                                            the Fund's stock holdings will
                                            decline in price because of a broad
                                            stock market decline. Markets
                                            generally move in cycles, with
                                            periods of rising prices followed by
                                            periods of falling prices. The value
                                            of your investment will tend to
                                            increase or decrease in response to
                                            these movements.

                                            INVESTMENT STYLE RISK: The
                                            possibility that the market segment
                                            on which the equity portion of this
                                            Fund focuses -- value stocks -- will
                                            underperform other kinds of
                                            investments or market averages.

                                            INTEREST RATE RISK: The possibility
                                            that the value of the Fund's
                                            investments will decline due to an
                                            increase in interest rates.
                                            Generally, an increase in the
                                            average maturity of the fixed income
                                            portion of the Fund will make it
                                            more sensitive to interest rate
                                            risk.

                                            CALL RISK: Call risk is the
                                            possibility that, during periods of
                                            declining interest rates, a bond
                                            issuer will "call"--or
                                            repay--higher-yielding bonds before
                                            their stated maturity date. As a
                                            result, investors receive their
                                            principal back and are typically
                                            forced to reinvest it in bonds that
                                            pay lower interest rates. Rapid
                                            changes in call rates can cause bond
                                            prices and yields to be volatile.

                                            CREDIT RISK: The possibility that an
                                            issuer cannot make timely interest
                                            and principal payments on its debt
                                            securities, such as bonds. The lower
                                            a security's rating, the greater its
                                            credit risk.

                                            The Fund may trade securities
                                            actively, which could increase its
                                            transaction costs (thereby lowering
                                            its performance) and may increase
                                            the amount of taxes that you pay. If
                                            the Fund invests in securities with
                                            additional risks, its share price
                                            volatility accordingly could be
                                            greater and its performance lower.
                                            For more information about these
                                            risks, please see the Additional
                                            Investment Strategies and Risks on
                                            page X.

RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this page show                            PERFORMANCE BAR CHART AND TABLE
how the Balanced Fund has performed
and how its performance has varied             Year-by-Year Total Returns as of 12/31 for Class A Shares(1)
from year to year.  The bar chart
gives some indication of risk by
showing changes in the Fund's yearly
performance over six years to
demonstrate that the Fund's value
varied at different times. The table
below it compares the Fund's
performance over time to that of  the
S&P 500(R)Index, a widely recognized,
unmanaged index of common stocks, and
the Lehman Brothers Intermediate
Government Bond Index, an unmanaged
index representative of the total
return of government bonds with
maturities of less than 10 years.  Of
course, past performance does not
indicate how the Fund will perform in      The bar chart above does not reflect the impact of any applicable sales
the future.                                charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.  The
                                           Fund's total return for the nine-month period ended September 30, 1999 was
                                           ______%.

The returns for Class B shares will        ----------------------------------------------------------------------------
differ from the Class A share returns               Best  quarter:
shown in the bar chart because of                   Worst quarter:
differences in expenses of each            ----------------------------------------------------------------------------
class. The table assumes that Class B
shareholders redeem all of their fund
shares at the end of the period
indicated.


   AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1999)(1)

                                                                         1 YEAR              5 YEARS          SINCE INCEPTION
------------------------------------------------------------------ ------------------- -------------------- ---------------------
CLASS A SHARES (with 4.50% sales charge)                                                                           7/1/93
------------------------------------------------------------------ ------------------- -------------------- ---------------------
    BALANCED FUND                                                           %                   %                    %
------------------------------------------------------------------ ------------------- -------------------- ---------------------
    S&P 500(R) INDEX                                                        %                   %                    %
------------------------------------------------------------------ ------------------- -------------------- ---------------------
    LEHMAN BROTHERS                                                         %                   %                    %
    INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------ ------------------- -------------------- ---------------------

------------------------------------------------------------------ ------------------- -------------------- ---------------------
CLASS B SHARES (with applicable Contingent Deferred Sales Charge)                                                  1/1/96
------------------------------------------------------------------ ------------------- -------------------- ---------------------
    BALANCED FUND                                                            %                   %                    %
------------------------------------------------------------------ ------------------- -------------------- ---------------------
    S&P 500(R) INDEX                                                         %                   %                    %
------------------------------------------------------------------ ------------------- -------------------- ---------------------
    LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX                       %                   %                    %
------------------------------------------------------------------ ------------------- -------------------- ---------------------
(1) Both charts assume reinvestment of dividends and distributions.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------
As an investor in the Balanced Fund,
you will pay the following fees and         Shareholder
expenses when you buy and hold shares.      Transaction
Shareholder transaction fees are paid       Expenses (fees
from your account. Annual Fund              paid by you
operating expenses are paid out of          directly)(1)                  CLASS A SHARES            CLASS B SHARES
Fund assets, and are reflected in the
share price.
                                            Maximum Sales
                                            Charge (load)
                                            on Purchases                      4.50%(2)                    None
                                            ----------------------------- ------------------------- -------------------------

                                            Maximum Deferred
                                            Sales Charge (load)              None                       5.00%(3)

                                            Redemption Fee(4)                    0%                        0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)                  CLASS A SHARES            CLASS B SHARES
                                            ----------------------------- ------------------------- -------------------------
CONTINGENT DEFERRED SALES CHARGE
                                            Management Fee(5)                 0.74%                     0.74%
Some Fund share classes impose a back end
sales charge (load) if you sell your
shares before a certain period of time has
elapsed. This is called a Contingent
Deferred Sales Charge.
                                            ----------------------------- ------------------------- -------------------------
                                            Distribution and
                                            Service (12b-1) Fee(5)             0.50%                     1.00%
                                            ----------------------------- ------------------------- -------------------------
                                            Other Expenses(5)                      %                         %
                                            ----------------------------- ------------------------- -------------------------
                                            Total Fund
                                            Operating Expenses(5)                  %                         %
                                            ----------------------------- ------------------------- -------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

(3) A CDSC on Class B shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

(4) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(5) During the last fiscal year, management fees paid by the Fund were limited to _____%. Additionally, distribution and service (12b-1) fees for Class A Shares were limited to ___% and other expenses for each class were limited to ___%. Total expenses after fee waivers and expense reimbursements for each class are: Class A shares, ___%; and Class B shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES WITH THOSE OF OTHER FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE
FOLLOWING:
    o $10,000 INVESTMENT
    o 5% ANNUAL RETURN
    o REDEMPTION AT THE END OF EACH  PERIOD
    o NO CHANGES IN THE FUND'S OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.



     BALANCED FUND                      1        3          5         10
                                       Year    Years      Years     Years

     Class A Shares                     $        $          $         $
     -------------------------------- ------- --------- ---------- ---------
     Class B Shares
       Assuming Redemption              $        $          $         $

       Assuming No Redemption           $        $          $         $
     -------------------------------- ------- --------- ---------- ---------

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE                        The Fund seeks long-term capital
                                            appreciation by investing primarily
                                            in a diversified portfolio of equity
                                            and equity-related securities of
                                            large capitalization growth
                                            companies.

PRINCIPAL INVESTMENT STRATEGIES             To pursue this goal, the Fund
                                            invests primarily in common stocks
                                            of large capitalization companies
                                            that the portfolio manager believes
                                            have attractive potential for
                                            growth. Large capitalization
                                            companies are those companies whose
                                            weighted average capitalization is
                                            in excess of the market median
                                            capitalization of the S&P 500 Index.

                                            In managing the Fund's portfolio,
                                            the manager uses a variety of
                                            economic projections, quantitative
                                            techniques, and earnings projections
                                            in formulating individual stock
                                            purchase and sale decisions. In
                                            choosing individual stocks, the
                                            portfolio manager uses a
                                            quantitative process to identify
                                            companies with a history of above
                                            average growth or companies that are
                                            expected to enter periods of above
                                            average growth. Some of the criteria
                                            that the manager uses to select
                                            these companies are return on
                                            equity, price and earnings momentum,
                                            earnings surprise, the company's
                                            management and the company's
                                            position within its industry.

                                            The Fund may also invest in certain
                                            other equity securities in addition
                                            to those described above. For a more
                                            complete description of the various
                                            securities in which the Fund may
                                            invest, please see the Additional
                                            Investment Strategies and Risks on
                                            page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS                  Your investment in the Fund may be
                                            subject to the following principal
                                            risks:

                                            MARKET RISK: The possibility that
                                            the Fund's stock holdings will
                                            decline in price because of a broad
                                            stock market decline. Markets
                                            generally move in cycles, with
                                            periods of rising prices followed by
                                            periods of falling prices. The value
                                            of your investment will tend to
                                            increase or decrease in response to
                                            these movements.

                                            INVESTMENT STYLE RISK: The
                                            possibility that the market segment
                                            on which this Fund focuses - large
                                            cap growth stocks - will
                                            underperform other kinds of
                                            investments or market averages.

                                            The Fund may trade securities
                                            actively, which could increase its
                                            transaction costs (thereby lowering
                                            its performance) and may increase
                                            the amount of taxes that you pay. If
                                            the Fund invests in securities with
                                            additional risks, its share price
                                            volatility accordingly could be
                                            greater and its performance lower.
                                            For more information about these
                                            risks, please see the Additional
                                            Investment Strategies and Risks on
                                            page X.

RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this page show                            PERFORMANCE BAR CHART AND TABLE
how the Large Company Growth Fund has
performed and how its performance has              Year-by-Year Total Returns as of 12/31 for Class A Shares(1)
varied from year to year. The bar chart
gives some indication of risk by
showing changes in the Fund's yearly
performance over two years to
demonstrate that the Fund's value
varied at different times. The table
below it compares the Fund's
performance over time to that of the
S&P 500(R) Index, a widely recognized,
unmanaged index of common stocks. Of
course, past performance does not
indicate how the Fund will perform in
the future.

The returns for Class B shares will        The bar chart  above does not  reflect  the impact of any  applicable  sales
differ from the Class A share returns      charges or account  fees  which  would  reduce  returns.  Additionally,  the
shown in the bar chart because of          performance  information  shown  above  is  based on a  calendar  year.  The
differences in expenses of each            Fund's total return for the nine-month  period ended  September 30, 1999 was
class. The table assumes that Class B      ______%.
shareholders redeem all of their fund      ----------------------------------------------------------------------------
shares at the end of the period                     Best  quarter:
indicated.                                          Worst quarter:
                                           ----------------------------------------------------------------------------



 AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1999)(1)

                                                                     1 YEAR            SINCE INCEPTION
-------------------------------------------------------------- -------------------- ----------------------
CLASS A SHARES (with 4.50% sales charge)                                                   10/3/97
-------------------------------------------------------------- -------------------- ----------------------
    LARGE COMPANY GROWTH FUND                                           %                    %
-------------------------------------------------------------- -------------------- ----------------------
    S&P 500(R) INDEX                                                    %                    %
-------------------------------------------------------------- -------------------- ----------------------

-------------------------------------------------------------- -------------------- ----------------------
CLASS B SHARES (with applicable Contingent Deferred Sales                                  10/3/97
Charge)
-------------------------------------------------------------- -------------------- ----------------------
    LARGE COMPANY GROWTH FUND                                           %                    %
-------------------------------------------------------------- -------------------- ----------------------
    S&P 500(R) INDEX                                                    %                    %
-------------------------------------------------------------- -------------------- ----------------------
(1) Both charts assume reinvestment of dividends and distributions.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------

As an investor in the Large Company         Shareholder
Growth Fund, you will pay the               Transaction
following fees and expenses when you        Expenses (fees
buy and hold shares.  Shareholder           paid by you
transaction fees are paid from your         directly)(1)                    CLASS A SHARES            CLASS B SHARES
account.  Annual Fund operating
expenses are paid out of Fund assets,
and are reflected in the share price.       Maximum Sales
                                            Charge (load)
                                            on Purchases                        4.50%(2)                   None
                                            ----------------------------- ------------------------- -------------------------

                                            Maximum Deferred
                                            Sales Charge (load)                 None                      5.00%(3)

                                            Redemption Fee(4)                      0%                        0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)                  CLASS A SHARES            CLASS B SHARES
                                            ----------------------------- ------------------------- -------------------------
CONTINGENT DEFERRED SALES CHARGE
                                            Management Fee(5)                   0.74%                     0.74%
Some Fund share classes impose a back end
sales charge (load) if you sell your
shares before a certain period of time has
elapsed. This is called a Contingent
Deferred Sales Charge.
                                            ----------------------------- ------------------------- -------------------------
                                            Distribution and
                                            Service (12b-1) Fee(5)              0.50%                      1.00%
                                            ----------------------------- ------------------------- -------------------------
                                            Other Expenses(5)                       %                          %
                                            ----------------------------- ------------------------- -------------------------
                                            Total Fund
                                            Operating Expenses(5)                   %                          %
                                            ----------------------------- ------------------------- -------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

(3) A CDSC on Class B shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

(4) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(5) During the last fiscal year, management fees paid by the Fund were limited to _____%. Additionally, distribution and service (12b-1) fees for Class A Shares were limited to ___% and other expenses for each class were limited to ___%. Total expenses after fee waivers and expense reimbursements for each class are: Class A shares, ___%; and Class B shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES WITH THOSE OF OTHER FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE
FOLLOWING:
    O $10,000 INVESTMENT
    O 5% ANNUAL RETURN
    O REDEMPTION AT THE END OF EACH PERIOD
    O NO CHANGES IN THE FUND'S OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.


     LARGE COMPANY GROWTH FUND          1        3          5         10
                                       Year    Years      Years     Years
     Class A Shares
                                        $        $          $         $
     -------------------------------- ------- --------- ---------- ---------
     Class B Shares
       Assuming Redemption              $        $          $         $

       Assuming No Redemption           $        $          $         $
     -------------------------------- ------- --------- ---------- ---------

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T SMALL COMPANY GROWTH FUND

INVESTMENT OBJECTIVE                        The Fund seeks long-term capital
                                            appreciation by investing primarily
                                            in a diversified portfolio of equity
                                            and equity-related securities of
                                            small capitalization growth
                                            companies.

PRINCIPAL INVESTMENT STRATEGIES             To pursue this goal, the Fund
                                            invests primarily in common stocks
                                            of U.S. small capitalization growth
                                            companies (market capitalization
                                            under $2 billion) which the
                                            portfolio manager believes have
                                            above-average earnings growth
                                            potential.

                                            In managing the Fund's portfolio,
                                            the manager initially screens for
                                            "growth" stocks from the universe of
                                            companies with market capitalization
                                            under $2 billion. The manager uses
                                            fundamental analysis to examine each
                                            company for financial strength
                                            before deciding to purchase the
                                            stock.

                                            The Fund generally will sell a stock
                                            when, in the portfolio manager's
                                            opinion, there is a deterioration in
                                            the company's fundamentals, the
                                            company fails to meet performance
                                            expectations or the stock's relative
                                            price momentum declines
                                            meaningfully.

                                            The Fund may also invest in certain
                                            other equity securities in addition
                                            to those described above. For a more
                                            complete description of the various
                                            securities in which the Fund may
                                            invest, please see the Additional
                                            Investment Strategies and Risk on
                                            page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS                  Your investment in the Fund may be
                                            subject to the following principal
                                            risks:

                                            MARKET RISK: The possibility that
                                            the Fund's stock holdings will
                                            decline in price because of a broad
                                            stock market decline. Markets
                                            generally move in cycles, with
                                            periods of rising prices followed by
                                            periods of falling prices. The value
                                            of your investment will tend to
                                            increase or decrease in response to
                                            these movements.

                                            SMALL COMPANY RISK: Investing in
                                            smaller, lesser-known companies
                                            involves greater risk than investing
                                            in those that are more established.
                                            A small company's financial
                                            well-being may, for example, depend
                                            heavily on just a few products or
                                            services. In addition, investors may
                                            have limited flexibility to buy or
                                            sell small company stocks, which
                                            tend to trade less frequently than
                                            those of larger firms.

                                            INVESTMENT STYLE RISK: The
                                            possibility that the market segment
                                            on which this Fund focuses - small
                                            company growth stocks - will
                                            underperform other kinds of
                                            investments or market averages.

                                            The Fund may trade securities
                                            actively, which could increase its
                                            transaction costs (thereby lowering
                                            its performance) and may increase
                                            the amount of taxes that you pay. If
                                            the Fund invests in securities with
                                            additional risks, its share price
                                            volatility accordingly could be
                                            greater and its performance lower.
                                            For more information about these
                                            risks, please see the Additional
                                            Investment Strategies and Risks on
                                            page X.

RISK/RETURN SUMMARY AND FUND EXPENSES

The table on this page shows how the                            PERFORMANCE BAR CHART AND TABLE
Small Company Growth Fund has performed
and how its performance has varied from           Year-by-Year Total Returns as of 12/31 for Class A Shares(1)
year to year. The bar chart gives some
indication of risk by showing changes
in the Fund's yearly performance over
five years to demonstrate that the
Fund's value varied at different times.
The table below it compares the Fund's
performance over time to that of the
Russell 2000(R) Growth Index, an
unmanaged index generally
representative of domestically funded
common stocks of small to mid-sized
companies. Of course, past performance
does not indicate how the Fund will
perform in the future.

                                           The bar chart  above does not  reflect  the impact of any  applicable  sales charges or account  fees  which  would  reduce  returns.  Additionally,  the performance  information  shown  above  is  based on a  calendar  year.  The
                                           Fund's total return for the nine-month  period ended  September 30, 1999 was
                                           ______%.
                                           ----------------------------------------------------------------------------
                                                    Best  quarter:
                                                    Worst quarter:
                                           ----------------------------------------------------------------------------

The returns for Class B shares will
differ from the Class A share returns
shown in the bar chart because of
differences in expenses of each
class. The table assumes that Class B
shareholders redeem all of their
fund shares at the end of the period
indicated.


 AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1999)(1)

                                                                     1 YEAR                5 YEARS            SINCE INCEPTION
-------------------------------------------------------------- -------------------- ---------------------- ----------------------
CLASS A SHARES (with 4.50% sales charge)                                                                          12/7/94
-------------------------------------------------------------- -------------------- ---------------------- ----------------------
    SMALL COMPANY GROWTH FUND                                           %                    %                      %
-------------------------------------------------------------- -------------------- ---------------------- ----------------------
    RUSSELL 2000(R) GROWTH INDEX                                        %                    %                      %
-------------------------------------------------------------- -------------------- ---------------------- ----------------------

-------------------------------------------------------------- -------------------- ---------------------- ----------------------
CLASS B SHARES (with applicable Contingent Deferred Sales                                                         1/1/96
Charge)
-------------------------------------------------------------- -------------------- ---------------------- ----------------------
    SMALL COMPANY GROWTH FUND                                           %                    %                      %
-------------------------------------------------------------- -------------------- ---------------------- ----------------------
    RUSSELL 2000(R) GROWTH INDEX                                        %                    %                      %
-------------------------------------------------------------- -------------------- ---------------------- ----------------------
(1) Both charts assume reinvestment of dividends and distributions.

Risk/Return Summary and Fund Expenses

FEES AND EXPENSES
-----------------

As an investor in the Small Company
Growth Fund, you will pay the               Shareholder
following fees and expenses when you        Transaction
buy and hold shares. Shareholder            Expenses (fees
transaction fees are paid from your         paid by you
account. Annual Fund operating              directly)(1)                       CLASS A SHARES           CLASS B SHARES
expenses are paid out of Fund assets,
and are reflected in the share price.
                                            Maximum Sales
                                            Charge (load)
                                            on Purchases                           4.50%(2)                 None
                                            ------------------------------ ------------------------ ---------------------------

                                            Maximum Deferred
                                            Sales Charge (load)                    None                     5.00%(3)

                                            Redemption Fee(4)                         0%                       0%




                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from                     CLASS A SHARES           CLASS B SHARES
                                            Fund assets)
                                            ------------------------------ ------------------------ ---------------------------
CONTINGENT DEFERRED SALES CHARGE
                                            Management Fee                         1.00%                    1.00%
Some Fund share classes impose a back end
sales charge (load) if you sell your
shares before a certain period of time has
elapsed. This is called a Contingent
Deferred Sales Charge.
                                            ------------------------------ ------------------------ ---------------------------
                                            Distribution and
                                            Service (12b-1) Fee(5)                 0.50%                    1.00%

                                            ------------------------------ ------------------------ ---------------------------
                                            Other Expenses(5)                          %                        %
                                            ------------------------------ ------------------------ ---------------------------

                                            Total Fund
                                            Operating Expenses(5)                      %                        %
                                            ------------------------------ ------------------------ ---------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

(3) A CDSC on Class B shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

(4) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(5) During the last fiscal year, distribution and service (12b-1) fees for Class A Shares were limited to ____%. Additionally, other expenses for each class were limited to ___%. Total expenses after fee waivers and expense reimbursements for each class are: Class A shares, ___%; and Class B shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES WITH THOSE OF OTHER FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE
FOLLOWING:
    O $10,000 INVESTMENT
    O 5% ANNUAL RETURN
    O REDEMPTION AT THE END OF EACH PERIOD
    O NO CHANGES IN THE FUND'S OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.



     SMALL COMPANY GROWTH FUND          1        3          5         10
                                       Year    Years      Years     Years
     Class A Shares
                                        $        $          $         $
     -------------------------------- ------- --------- ---------- ---------
     Class B Shares
       Assuming Redemption              $        $          $         $

       Assuming No Redemption           $        $          $         $
     -------------------------------- ------- --------- ---------- ---------

 RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE                        The Fund seeks long-term capital
                                            appreciation through investment
                                            primarily in equity securities of
                                            foreign issuers.

PRINCIPAL INVESTMENT STRATEGIES             To pursue this goal, the Fund
                                            invests primarily in non-dollar
                                            denominated stocks of foreign
                                            issuers located in countries
                                            included in the Morgan Stanley
                                            Capital International Europe,
                                            Australasia and the Far East
                                            ("EAFE") Index. The Fund may also
                                            invest its assets in countries with
                                            emerging economies or securities
                                            markets. The Fund primarily buys
                                            common stock but also can invest in
                                            preferred stock and securities
                                            convertible into common and
                                            preferred stock.

                                            In managing the Fund's portfolio,
                                            the portfolio manager uses a "value"
                                            style to select stocks which he
                                            believes are worth more than is
                                            indicated by the current market
                                            price. The manager screens for
                                            "value" stocks by using proprietary
                                            computer models to find stocks that
                                            meet the value stock criteria. A
                                            security's earnings trend and its
                                            price momentum will also be factors
                                            considered in security selection.
                                            The manager will also consider
                                            factors such as prospects for
                                            relative economic growth among
                                            certain foreign countries, expected
                                            levels of inflation, government
                                            policies influencing business
                                            conditions and the outlook for
                                            currency relationships. The manager
                                            and his team also examine each
                                            company for financial soundness
                                            before deciding to purchase its
                                            stock.

                                            The Fund generally will sell a stock
                                            when it reaches a target price,
                                            which is when the manager believes
                                            it is fully valued or when, in the
                                            manager's opinion, conditions change
                                            such that the risk of continuing to
                                            hold the stock is unacceptable when
                                            compared to the growth potential.

                                            In an attempt to reduce portfolio
                                            risk, the manager will diversify
                                            investments across countries,
                                            industry groups and companies with
                                            investment at all times in at least
                                            three foreign countries.

                                            The Fund may also invest in certain
                                            other equity securities in addition
                                            to those described above. For a more
                                            complete description of the various
                                            securities in which the Fund may
                                            invest, please see the Additional
                                            Investment Strategies and Risks on
                                            page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS                  Your investment in the Fund may be
                                            subject to the following  principal
                                            risks:

                                            MARKET RISK: The possibility that
                                            the Fund's stock holdings will
                                            decline in price because of a broad
                                            stock market decline. Markets
                                            generally move in cycles, with
                                            periods of rising prices followed by
                                            periods of falling prices. The value
                                            of your investment will tend to
                                            increase or decrease in response to
                                            these movements.

                                            INVESTMENT STYLE RISK: The
                                            possibility that the market segment
                                            on which this Fund focuses --
                                            foreign value stocks -- will
                                            underperform other kinds of
                                            investments or market averages.

                                            FOREIGN INVESTMENT RISK: Investing
                                            in foreign markets involves a
                                            greater risk than investing in the
                                            United States. Foreign securities
                                            may be adversely affected by myriad
                                            factors, including currency
                                            fluctuations and social, economic or
                                            political instability.

                                            The Fund may trade securities
                                            actively, which could increase its
                                            transaction costs (thereby lowering
                                            its performance) and may increase
                                            the amount of taxes that you pay. If
                                            the Fund invests in securities with
                                            additional risks, its share price
                                            volatility accordingly could be
                                            greater and its performance lower.
                                            For more information about these
                                            risks, please see the Additional
                                            Investment Strategies and Risks on
                                            page X

RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this page show                      PERFORMANCE BAR CHART AND TABLE
how the International Equity Fund has
performed and how its performance has          Year by Year Total Returns as of 12/31 for Class A Shares(1)
varied from year to year. The bar chart
gives some indication of risk by
showing changes in the Fund's yearly
performance over two years to
demonstrate that the Fund's value
varied at different times. The table
below it compares the Fund's
performance over time to that of the
Morgan Stanley Capital International
Europe, Australasia and Far East
("EAFE") Index, a widely recognized,
unmanaged index generally
representative of the performance of
stock markets in those regions. Of
course, past performance does not
indicate how the Fund will perform in
the future.

The returns for Class B shares will
differ from the Class A share returns      The bar chart above does not reflect the impact of any applicable sales
shown in the bar chart because of          charges or account fees which would reduce returns. Additionally, the
differences in expenses of each            performance information shown above is based on a calendar year.  The
class. The table assumes that Class B      Fund's total return for the nine-month period ended September 30, 1999 was
shareholders redeem all of their fund      ______%.
shares at the end of the period            ----------------------------------------------------------------------------
indicated.                                          Best  quarter:
                                                    Worst quarter:
                                           ----------------------------------------------------------------------------



 AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1999)(1)

                                                                     1 YEAR            SINCE INCEPTION
-------------------------------------------------------------- -------------------- ----------------------
CLASS A SHARES (with 4.50% sales charge)                                                   1/2/97
-------------------------------------------------------------- -------------------- ----------------------
    INTERNATIONAL EQUITY FUND                                           %                    %
-------------------------------------------------------------- -------------------- ----------------------
    MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX                     %                    %
-------------------------------------------------------------- -------------------- ----------------------

-------------------------------------------------------------- -------------------- ----------------------
CLASS B SHARES (with applicable Contingent Deferred Sales                                  1/2/97
Charge)
-------------------------------------------------------------- -------------------- ----------------------
    INTERNATIONAL EQUITY FUND                                           %                    %
-------------------------------------------------------------- -------------------- ----------------------
    MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX                     %                    %
-------------------------------------------------------------- -------------------- ----------------------
(1) Both charts assume reinvestment of dividends and distributions.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------

As an investor in the International         Shareholder
Equity Fund, you will pay the               Transaction
following fees and expenses when you        Expenses (fees
buy and hold shares.  Shareholder           paid by you
transaction fees are paid from your         directly)(1)                      CLASS A SHARES            CLASS B SHARES
account.  Annual Fund operating
expenses are paid out of Fund assets,
and are reflected in the share price.       Maximum Sales
                                            Charge (load)
                                            on Purchases                            4.50%(2)                  None
                                            ----------------------------- ------------------------- -------------------------

                                            Maximum Deferred
                                            Sales Charge (load)                     None                      5.00%(3)

                                            Redemption Fee(4)                          0%                        0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)                       CLASS A SHARES            CLASS B SHARES
                                            ----------------------------- ------------------------- -------------------------
CONTINGENT DEFERRED SALES CHARGE
                                            Management Fee                          1.00%                     1.00%
Some Fund share classes impose a back end
sales charge (load) if you sell your
shares before a certain period of time has
elapsed. This is called a Contingent
Deferred Sales Charge.
                                            ----------------------------- ------------------------- -------------------------
                                            Distribution and
                                            Service (12b-1) Fee(5)                  0.50%                     1.00%
                                            ----------------------------- ------------------------- -------------------------
                                            Other Expenses(5)                           %                         %
                                            ----------------------------- ------------------------- -------------------------
                                            Total Fund
                                            Operating Expenses(5)                       %                         %
                                            ----------------------------- ------------------------- -------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

(3) A CDSC on Class B shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

(4) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(5) During the last fiscal year, distribution and service (12b-1) fees for Class A Shares were limited to _____%. Additionally, other expenses for each class were limited to ___%. Total expenses after fee waivers and expense reimbursements for each class are: Class A shares, ___%; and Class B shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES WITH THOSE OF OTHER FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE
FOLLOWING:
    O $10,000 INVESTMENT
    O 5% ANNUAL RETURN
    O REDEMPTION AT THE END OF EACH PERIOD
    O NO CHANGES IN THE FUND'S OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.

     INTERNATIONAL EQUITY FUND          1        3          5         10
                                       Year    Years      Years     Years

     Class A Shares                     $        $          $         $
     -------------------------------- ------- --------- ---------- ---------
     Class B Shares
       Assuming Redemption              $        $          $         $

       Assuming No Redemption           $        $          $         $
     -------------------------------- ------- --------- ---------- ---------

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

BOND FUNDS

TAXABLE BOND FUNDS
                                            The Short-Intermediate U.S.
                                            Government Income Fund, the
                                            Intermediate U.S. Government Bond
                                            Fund and the Intermediate Corporate
                                            Bond Fund seek current income
                                            consistent with the preservation of
                                            capital and invest primarily in
                                            fixed income securities, such as
                                            U.S. government securities, or
                                            corporate, bank and commercial
                                            obligations.

Who May Want to Invest                      Consider investing in these Funds if
                                            you are:

                                            o  looking to add a monthly income
                                               component to your portfolio
                                            o  willing to accept the risks of
                                               price and dividend fluctuations

                                            These Funds may not be appropriate
                                            if you are:

                                            o  investing emergency reserves
                                            o  uncomfortable with an investment
                                               that will fluctuate in value

TAX-FREE BOND FUNDS                         The North Carolina Intermediate
                                            Tax-Free Fund, the South Carolina
                                            Intermediate Tax-Free Fund and the
                                            Virginia Intermediate Tax-Free Fund
                                            seek tax-exempt income and invest
                                            primarily in municipal securities
                                            which are exempt from Federal and,
                                            respectively, North Carolina, South
                                            Carolina or Virginia income taxes.

Who May Want to Invest                      Consider investing in these Funds if
                                            you are:

                                            o  looking to add a monthly income
                                               component to your portfolio.
                                            o  seeking monthly Federal and North
                                               Carolina, South Carolina or
                                               Virginia tax-exempt dividends
                                            o  willing to accept the risks of
                                               price and dividend fluctuations

                                            These Funds may not be appropriate
                                            if you are:

                                            o  investing through a tax-exempt
                                               retirement plan
                                            o  uncomfortable with an investment
                                               that will fluctuate in value
                                            o  investing emergency reserves

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE                        The Fund seeks current income
                                            consistent with the preservation of
                                            capital.

PRINCIPAL INVESTMENT STRATEGIES             To pursue this goal, the Fund
                                            invests primarily in securities
                                            issued or guaranteed by the U.S.
                                            Government or its agencies or
                                            instrumentalities ("U.S. Government
                                            Securities"), some of which may be
                                            subject to repurchase agreements, or
                                            in "high grade" (rated at the time
                                            of purchase in one of the three
                                            highest rating categories by an
                                            NRSRO or are determined by the
                                            portfolio manager to be of
                                            comparable quality) collateralized
                                            mortgage obligations ("CMOs"). The
                                            Fund may also invest in short-term
                                            obligations, commercial bonds and
                                            the shares of other investment
                                            companies. The dollar-weighted
                                            average portfolio maturity of the
                                            Fund will be from two to five years.

                                            In managing the portfolio, the
                                            manager uses a "top down" investment
                                            management approach focusing on
                                            allocation among sectors, interest
                                            rate risk, credit risk, and
                                            individual securities selection. The
                                            manager sets and continually
                                            adjusts, a target for the interest
                                            rate sensitivity of the Fund's
                                            holdings based upon expectations
                                            about interest rates and other
                                            economic factors. The manager then
                                            selects individual securities
                                            consistent with the target by
                                            looking for the best relative values
                                            within particular sectors.

                                            The Fund may also invest in certain
                                            other debt securities. For a more
                                            complete description of the various
                                            securities in which the Fund may
                                            invest, please see the Additional
                                            Investment Strategies and Risks on
                                            page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS                  Your investment in the Fund may be
                                            subject to the following principal
                                            risks:

                                            INTEREST RATE RISK:
                                            The possibility that the value of
                                            the Fund's investments will decline
                                            due to an increase in interest
                                            rates. Interest rate risk is
                                            generally high for longer-term bonds
                                            and low for shorter-term bonds.

                                            INCOME RISK: The possibility that
                                            the Fund's income will decline due
                                            to a decrease in interest rates.
                                            Income risk is generally high for
                                            shorter-term bonds and low for
                                            longer-term bonds.

                                            PREPAYMENT/CALL RISK: If a
                                            significant number of the mortgages
                                            underlying a mortgage-backed bond
                                            are refinanced, the bond may be
                                            "prepaid." Call risk is the
                                            possibility that, during periods of
                                            declining interest rates, a bond
                                            issuer will "call" - or repay -
                                            higher-yielding bonds before their
                                            stated maturity date. In both cases,
                                            investors receive their principal
                                            back and are typically forced to
                                            reinvest it in bonds that pay lower
                                            interest rates. Rapid changes in
                                            prepayment and call rates can cause
                                            bond prices and yields to be
                                            volatile.

                                            CREDIT RISK: The possibility that an
                                            issuer cannot make timely interest
                                            and principal payments on its debt
                                            securities, such as bonds. The lower
                                            a security's rating, the greater its
                                            credit risk.

                                            If the Fund invests in securities
                                            with additional risks, its share
                                            price volatility accordingly could
                                            be greater and its performance
                                            lower. For more information about
                                            these risks, please see the
                                            Additional Investment Strategies and
                                            Risks on page X.

RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this page show                      PERFORMANCE BAR CHART AND TABLE
how the Short-Intermediate U.S.
Government Income Fund has performed          Year-by-Year Total Returns as of 12/31 for Class A Shares(1)
and how its performance has varied
from year to year.  The bar chart
gives some indication of risk by
showing changes in the Fund's yearly
performance over seven years to
demonstrate that the Fund's value
varied at different times. The table
below it compares the Fund's
performance over time to that of the
Merrill Lynch 1-5 Year U.S.
Government Index, an unmanaged index
representative of the total return of
government bonds with maturities
between 1 and 5 years.  Of course,
past performance does not indicate         The bar chart above does not reflect the impact of any applicable sales
how the Fund will perform in the           charges or account fees which would reduce returns. Additionally, the
future.                                    performance information shown above is based on a calendar year.  The
                                           Fund's total return for the nine-month period ended September 30, 1999 was
                                           ______%.

                                           ----------------------------------------------------------------------------
                                                    Best  quarter:
                                                    Worst quarter:
                                           ----------------------------------------------------------------------------

   AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1999)(1)

                                                                     1 YEAR                5 YEARS            SINCE INCEPTION
-------------------------------------------------------------- -------------------- ---------------------- ----------------------
CLASS A SHARES (with 2.00% sales charge)                                                                         11/30/92
-------------------------------------------------------------- -------------------- ---------------------- ----------------------
    SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND                      %                    %                       %
-------------------------------------------------------------- -------------------- ---------------------- ----------------------
    MERRILL LYNCH 1-5 YEAR U.S. GOVERNMENT INDEX                        %                    %                       %
-------------------------------------------------------------- -------------------- ---------------------- ----------------------
    MERRILL LYNCH 1-3 YEAR U.S. GOVERNMENT INDEX(2)                     %                    %                       %
-------------------------------------------------------------- -------------------- ---------------------- ----------------------

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

(2) The Merrill Lynch 1-3 Year U.S. Government Index is an unmanaged index representative of the total return of government bonds with maturities between 1 and 3 years. The benchmark index for the Short-Intermediate U.S. Government Income Fund has changed from the Merrill Lynch 1-3 Year U.S. Government Index to the Merrill Lynch 1-5 Year U.S. Government Index in order to better represent the investment policies for comparison purposes.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------

As an investor in the                       Shareholder
Short-Intermediate U.S. Government          Transaction
Income Fund, you will pay the               Expenses (fees
following fees and expenses when you        paid by you
buy and hold shares. Shareholder            directly)(1)                      CLASS A SHARES
transaction fees are paid from your
account. Annual Fund operating
expenses are paid out of Fund assets,       Maximum Sales
and are reflected in the share price.       Charge (load)
                                            on Purchases                             2.00%(2)
                                            ----------------------------- ------------------------- -------------------------

                                            Maximum Deferred
                                            Sales Charge (load)                      None

                                            Redemption Fee(3)                           0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)                        CLASS A SHARES
                                            ----------------------------- ------------------------- -------------------------

                                            Management Fee(4)                        0.60%
                                            ----------------------------- ------------------------- -------------------------
                                            Distribution and
                                            Service (12b-1) Fee(4)                   0.50%
                                            ----------------------------- ------------------------- -------------------------
                                            Other Expenses(4)                            %
                                            ----------------------------- ------------------------- -------------------------
                                            Total Fund
                                            Operating Expenses(4)                        %
                                            ----------------------------- ------------------------- -------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

(3) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(4) During the last fiscal year, management fees paid by the Fund were limited to _____%. Additionally, distribution and service (12b-1) fees were limited to ___% and other expenses were limited to _____%. Total expenses after fee waivers and expense reimbursements were ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES WITH THOSE OF OTHER FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE
FOLLOWING:
    O $10,000 INVESTMENT
    O 5% ANNUAL RETURN
    O REDEMPTION AT THE END OF EACH PERIOD
    O NO CHANGES IN THE FUND'S OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.

     SHORT-INTERMEDIATE U.S.            1        3          5         10
     GOVERNMENT INCOME FUND           Year     Years      Years     Years

     Class A Shares
                                        $        $          $         $
     ------------------------------- -------- --------- ---------- ---------

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T INTERMEDIATE U.S. GOVERNMENT BOND FUND

INVESTMENT OBJECTIVE                        The Fund seeks current income
                                            consistent with the preservation of
                                            capital.

PRINCIPAL INVESTMENT STRATEGIES             To pursue this goal, the Fund
                                            invests primarily in securities
                                            issued or guaranteed by the U.S.
                                            Government or its agencies or
                                            instrumentalities ("U.S. Government
                                            Securities"), some of which may be
                                            subject to repurchase agreements, or
                                            in "high grade" (rated at the time
                                            of purchase in one of the three
                                            highest rating categories by an
                                            NRSRO or are determined by the
                                            portfolio manager to be of
                                            comparable quality) collateralized
                                            mortgage obligations ("CMOs"). The
                                            Fund may also invest in short-term
                                            obligations, commercial bonds and
                                            the shares of other investment
                                            companies. The dollar-weighted
                                            average portfolio maturity of the
                                            Fund will be from five to ten years.

                                            In managing the portfolio, the
                                            manager uses a "top down" investment
                                            management approach focusing on
                                            allocation among sectors, interest
                                            rate risk, credit risk, and
                                            individual securities selection. The
                                            manager sets and continually
                                            adjusts, a target for the interest
                                            rate sensitivity of the Fund's
                                            holdings based upon expectations
                                            about interest rates and other
                                            economic factors. The manager then
                                            selects individual securities
                                            consistent with the target by
                                            looking for the best relative values
                                            within particular sectors.

                                            The Fund may also invest in certain
                                            other debt securities in addition to
                                            those described above. For a more
                                            complete description of the various
                                            securities in which the Fund may
                                            invest, please see the Additional
                                            Investment Strategies and Risks on
                                            page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS                  Your investment in the Fund may be
                                            subject to the following principal
                                            risks:

                                            INTEREST RATE RISK: The possibility
                                            that the value of the Fund's
                                            investments will decline due to an
                                            increase in interest rates. Interest
                                            rate risk is generally high for
                                            longer-term bonds and low for
                                            shorter-term bonds.

                                            INCOME RISK: The possibility that
                                            the Fund's income will decline due
                                            to a decrease in interest rates.
                                            Income risk is generally high for
                                            shorter-term bonds and low for
                                            longer-term bonds.

                                            PREPAYMENT/CALL RISK: If a
                                            significant number of the mortgages
                                            underlying a mortgage-backed bond
                                            are refinanced, the bond may be
                                            "prepaid." Call risk is the
                                            possibility that, during periods of
                                            declining interest rates, a bond
                                            issuer will "call" - or repay -
                                            higher-yielding bonds before their
                                            stated maturity date. In both cases,
                                            investors receive their principal
                                            back and are typically forced to
                                            reinvest it in bonds that pay lower
                                            interest rates. Rapid changes in
                                            prepayment and call rates can cause
                                            bond prices and yields to be
                                            volatile.

                                            CREDIT RISK: The possibility that an
                                            issuer cannot make timely interest
                                            and principal payments on its debt
                                            securities such as bonds. The lower
                                            a security's rating the greater its
                                            credit risk.

                                            If the Fund invests in securities
                                            with additional risks, its share
                                            price volatility accordingly could
                                            be greater and its performance
                                            lower. For more information about
                                            these risks, please see the
                                            Additional Investment Strategies and
                                            Risks on page X.

RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this page show                            PERFORMANCE BAR CHART AND TABLE
how the Intermediate U.S. Government
Bond Fund has performed and how its              Year-by-Year Total Returns as of 12/31 for Class A Shares(1)
performance has varied from year to
year.  The bar chart gives some
indication of risk by showing changes
in the Fund's yearly performance over
seven years to demonstrate that the
Fund's value varied at different
times.  The table below it compares
the Fund's performance over time to
that of the Merrill Lynch 5-10 Year
U.S. Government Index, an unmanaged
index generally representative of the
total return of government bonds with
maturities between 5 and 10 years.
Of course, past performance does not
indicate how the Fund will perform in
the future.                                The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns.  Additionally, the performance information shown above is based on a calendar year.  The
                                           Fund's total return for the nine-month period ended September 30, 1999 was
                                           ______%.

The returns for Class B shares will        ----------------------------------------------------------------------------
differ from the Class A share returns               Best  quarter:
shown in the bar chart because of                   Worst quarter:
differences in expenses of each            ----------------------------------------------------------------------------
class. The table assumes that Class B
shareholders redeem all of their fund
shares at the end of the period
indicated.


   AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1999)(1)

                                                                        1 YEAR              5 YEARS           SINCE INCEPTION
------------------------------------------------------------------ ------------------ -------------------- ----------------------
CLASS A SHARES (with 4.50% sales charge)                                                                          10/9/92
------------------------------------------------------------------ ------------------ -------------------- ----------------------
    INTERMEDIATE U.S. GOVERNMENT BOND FUND                                  %                  %                    %
------------------------------------------------------------------ ------------------ -------------------- ----------------------
    MERRILL LYNCH 5-10 YEAR U.S. GOVERNMENT INDEX                           %                  %                    %
------------------------------------------------------------------ ------------------ -------------------- ----------------------
    LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX(2)                   %                  %                    %
------------------------------------------------------------------ ------------------ -------------------- ----------------------

------------------------------------------------------------------ ------------------ -------------------- ----------------------
CLASS B SHARES (with applicable Contingent Deferred Sales Charge)                                                 1/1/96
------------------------------------------------------------------ ------------------ -------------------- ----------------------
    INTERMEDIATE U.S. GOVERNMENT BOND FUND                                  %                  %                    %
------------------------------------------------------------------ ------------------ -------------------- ----------------------
    MERRILL LYNCH 5-10 YEAR U.S. GOVERNMENT INDEX                           %                  %                    %
------------------------------------------------------------------ ------------------ -------------------- ----------------------
    LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX(2)                   %                  %                    %
------------------------------------------------------------------ ------------------ -------------------- ----------------------

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

(2) The Lehman Brothers Intermediate Government Bonds Index is an unmanaged index representative of the performance of U.S. Government bonds with maturities of less than 10 years. The benchmark index for the Intermediate U.S. Government Bond Fund has changed from the Lehman Brothers Intermediate Government Bond Index to the Merrill Lynch 5-10 Year U.S. Government Index in order to better represent the investment policies for comparison purposes.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------

As an investor in the Intermediate          Shareholder
U.S. Government Bond Fund, you will         Transaction
pay the following fees and expenses         Expenses (fees
when you buy and hold shares.               paid by you
Shareholder transaction fees are paid       directly)(1)                      CLASS A SHARES            CLASS B SHARES
from your account. Annual Fund
operating expenses are paid out of
Fund assets, and are reflected in the       Maximum Sales
share price.                                Charge (load)
                                            on Purchases                           4.50%(2)                  None
                                            ----------------------------- ------------------------- -------------------------

                                            Maximum Deferred
                                            Sales Charge (load)                    None                      5.00%(3)

                                            Redemption Fee(4)                         0%                        0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)                      CLASS A SHARES            CLASS B SHARES
                                            ----------------------------- ------------------------- -------------------------
CONTINGENT DEFERRED SALES CHARGE
                                            Management Fee(5)                      0.60%                     0.60%
Some Fund share classes impose a back end
sales charge (load) if you sell your
shares before a certain period of time has
elapsed. This is called a Contingent
Deferred Sales Charge.
                                            ----------------------------- ------------------------- -------------------------
                                            Distribution and
                                            Service (12b-1) Fee(5)                 0.50%                     1.00%
                                            ----------------------------- ------------------------- -------------------------
                                            Other Expenses(5)                          %                         %
                                            ----------------------------- ------------------------- -------------------------
                                            Total Fund
                                            Operating Expenses(5)                      %                         %
                                            ----------------------------- ------------------------- -------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

(3) A CDSC on Class B shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

(4) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(5) During the last fiscal year, management fees paid by the Fund were limited to _____%. Additionally, distribution and service (12b-1) fees for Class A shares were limited to ___%. Total expenses after fee waivers and expense reimbursements for each class are: Class A shares, ___%; and Class B shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES WITH THOSE OF OTHER FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE
FOLLOWING:
    O $10,000 INVESTMENT
    O 5% ANNUAL RETURN
    O REDEMPTION AT THE END OF EACH PERIOD
    O NO CHANGES IN THE FUND'S OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.

     INTERMEDIATE U.S. GOVERNMENT       1        3          5         10
     BOND FUND                         Year    Years      Years     Years

     Class A Shares                     $        $          $         $
     -------------------------------- ------- --------- ---------- ---------
     Class B Shares
       Assuming Redemption              $        $          $         $

       Assuming No Redemption           $        $          $         $
     -------------------------------- ------- --------- ---------- ---------

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T INTERMEDIATE CORPORATE BOND FUND

INVESTMENT OBJECTIVE                        The Fund seeks current income
                                            consistent with the preservation of
                                            capital.

PRINCIPAL INVESTMENT STRATEGIES             To pursue this goal, the Fund
                                            invests in a diversified portfolio
                                            of corporate bonds and securities
                                            issued or guaranteed by the U.S.
                                            government, its agencies or
                                            instrumentalities. The Fund will
                                            investment primarily in "investment
                                            grade" corporate bonds (bonds rated
                                            at the time of purchase in one of
                                            the four highest rating categories
                                            by an NRSRO or are determined by the
                                            portfolio manager to be of
                                            comparable quality). The Fund may
                                            also invest up to 15% of its assets
                                            in bonds rated below investment
                                            grade. The dollar-weighted average
                                            maturity of the Fund is expected to
                                            be from three to ten years.

                                            In managing the portfolio, the
                                            manager uses a "top down" investment
                                            management approach focusing on
                                            interest rate risk, allocation among
                                            sectors, credit risk, and individual
                                            securities selection. The manager
                                            sets and continually adjust, a
                                            target for the interest rate
                                            sensitivity of the Fund's holdings
                                            based upon expectations about
                                            interest rates and other economic
                                            factors. The manager then selects
                                            individual securities consistent
                                            with the target by looking for the
                                            best relative values within
                                            particular sectors.

                                            The Fund may also invest in certain
                                            other debt securities in addition to
                                            those described above. For a more
                                            complete description of the various
                                            securities in which the Fund may
                                            invest, please see the Additional
                                            Investment Strategies and Risks on
                                            page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS                  Your investment in the Fund may be
                                            subject to the following principal
                                            risks:

                                            INTEREST RATE RISK: The possibility
                                            that the value of the Fund's
                                            investments will decline due to an
                                            increase in interest rates. Interest
                                            rate risk is generally high for
                                            longer-term bonds and low for
                                            shorter-term bonds.

                                            CREDIT RISK: The possibility that an
                                            issuer cannot make timely interest
                                            and principal payments on its debt
                                            securities such as bonds. The lower
                                            a security's rating, the greater its
                                            credit risk.

                                            INCOME RISK: The possibility that
                                            the Fund's income will decline due
                                            to a decrease in interest rates.
                                            Income risk is generally high for
                                            shorter-term bonds and low for
                                            longer-term bonds.

                                            PREPAYMENT/CALL RISK: If a
                                            significant number of the mortgages
                                            underlying a mortgage-backed bond
                                            are refinanced, the bond may be
                                            "prepaid." Call risk is the
                                            possibility that, during periods of
                                            declining interest rates, a bond
                                            issuer will "call" - or repay -
                                            higher-yielding bonds before their
                                            stated maturity date. In both cases,
                                            investors receive their principal
                                            back and are typically forced to
                                            reinvest it in bonds that pay lower
                                            interest rates. Rapid changes in
                                            prepayment and call rates can cause
                                            bond prices and yields to be
                                            volatile.

                                            If the Fund invests in securities
                                            with additional risks, its share
                                            price volatility accordingly could
                                            be greater and its performance
                                            lower. For more information about
                                            these risks, please see the
                                            Additional Investment Strategies and
                                            Risks on page X.

RISK/RETURN SUMMARY AND FUND EXPENSES

This section would normally include a bar chart and a table showing how the Intermediate Corporate Bond Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this prospectus, the bar chart and table are not shown.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------

As an investor in the Intermediate          Shareholder
Corporate Bond Fund, you will pay the       Transaction
following fees and expenses when you        Expenses (fees
buy and hold shares. Shareholder            paid by you
transaction fees are paid from your         directly)(1)                     CLASS A SHARES            CLASS B SHARES
account. Annual Fund operating
expenses are paid out of Fund assets,
and are reflected in the share price.       Maximum Sales
                                            Charge (load)
                                            on Purchases                           4.50%(2)                  None
                                            ----------------------------- ------------------------- -------------------------

                                            Maximum Deferred
                                            Sales Charge (load)                    None                      5.00%(3)

                                            Redemption Fee(4)                         0%                        0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)                       CLASS A SHARES            CLASS B SHARES
                                            ----------------------------- ------------------------- -------------------------
CONTINGENT DEFERRED SALES CHARGE
                                            Management Fee(5)                      0.60%                     0.60%
Some Fund share classes impose a back end
sales charge (load) if you sell your
shares before a certain period of time has
elapsed. This is called a Contingent
Deferred Sales Charge.
                                            ----------------------------- ------------------------- -------------------------
                                            Distribution and
                                            Service (12b-1) Fee(5)                  0.50%                     1.00%
                                            ----------------------------- ------------------------- -------------------------
                                            Other Expenses(5)                           %                         %
                                            ----------------------------- ------------------------- -------------------------
                                            Total Fund
                                            Operating Expenses(5)                       %                         %
                                            ----------------------------- ------------------------- -------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

(3) A CDSC on Class B shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

(4) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(5) Other expenses are based on estimated amounts for the current fiscal year. For the current fiscal year, we expect management fees paid by the Fund to be limited to _____%. Additionally, we expect distribution and service (12b-1) fees for Class A shares to be limited to ___% and other expenses for each class to be limited to ____%. Accordingly, we expect total expenses after fee waivers and expense reimbursements for each class to be: Class A shares, ___%; and Class B shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES WITH THOSE OF OTHER FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE
FOLLOWING:
    O $10,000 INVESTMENT
    O 5% ANNUAL RETURN
    O REDEMPTION AT THE END OF EACH PERIOD
    O NO CHANGES IN THE FUND'S OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.

     INTERMEDIATE CORPORATE BOND        1        3          5         10
     FUND                              Year    Years      Years     Years

     Class A Shares                     $        $          $         $
     -------------------------------- ------- --------- ---------- ---------
     Class B Shares
       Assuming Redemption              $        $          $         $

       Assuming No Redemption           $        $          $         $
     -------------------------------- ------- --------- ---------- ---------

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T NORTH CAROLINA INTERMEDIATE TAX-FREE FUND

INVESTMENT OBJECTIVE                        The Fund seeks to produce a high
                                            level of current interest income
                                            that is exempt from both federal
                                            income tax and North Carolina
                                            personal income tax.

PRINCIPAL INVESTMENT STRATEGIES             To pursue this goal, the Fund
                                            invests primarily in municipal
                                            securities of the State of North
                                            Carolina and its political
                                            subdivisions, that provide income
                                            exempt from both Federal personal
                                            income tax and North Carolina
                                            personal income tax. The Fund
                                            invests in North Carolina municipal
                                            securities only if they are "high
                                            grade" (rated at the time of
                                            purchase in one of the three highest
                                            rating categories by an NRSRO, or
                                            are determined by the portfolio
                                            manager to be of comparable
                                            quality). The Fund will maintain a
                                            dollar-weighted average portfolio
                                            maturity of between three and ten
                                            years, and no obligations in which
                                            the Fund invests will have remaining
                                            maturities in excess of 25 years.

                                            In managing the Fund's portfolio,
                                            the manager uses a "top down"
                                            investment management approach
                                            focusing on interest rates and
                                            credit quality. The manager sets,
                                            and continually adjusts, a target
                                            for the interest rate sensitivity of
                                            the Fund's portfolio based on
                                            expectations about interest rate
                                            movements. The manager then selects
                                            securities consistent with this
                                            target based on their individual
                                            characteristics.

                                            The Fund is non-diversified and,
                                            therefore, may concentrate its
                                            investments in a limited number of
                                            issuers. The Fund may also invest in
                                            certain other debt securities in
                                            addition to those described above.
                                            For a more complete description of
                                            the various securities in which the
                                            Fund may invest, please see the
                                            Additional Investment Strategies and
                                            Risks on page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS                  Your investment in the Fund may be
                                            subject to the following principal
                                            risks:

                                            INTEREST RATE RISK: The possibility
                                            that the value of the Fund's
                                            investments will decline due to an
                                            increase in interest rates. Interest
                                            rate risk is generally high for
                                            longer-term bonds and low for
                                            shorter-term bonds.

                                            STATE SPECIFIC RISK: By
                                            concentrating its investments in
                                            securities issued by North Carolina
                                            and its municipalities, the Fund may
                                            be more vulnerable to unfavorable
                                            developments in North Carolina than
                                            funds that are more geographically
                                            diversified.

                                            CREDIT RISK: The possibility that an
                                            issuer cannot make timely interest
                                            and principal payments on its debt
                                            securities, such as bonds. The lower
                                            a security's rating, the greater its
                                            credit risk.

                                            NON-DIVERSIFIED RISK: Because the
                                            Fund is non-diversified, it may
                                            invest a greater percentage of its
                                            assets in a particular issuer
                                            compared with other funds.
                                            Accordingly, the Fund's portfolio
                                            may be more sensitive to changes in
                                            the market value of a single issuer
                                            or industry.

                                            CALL RISK: Call risk is the
                                            possibility that, during periods of
                                            declining interest rates, a bond
                                            issuer will "call"--or
                                            repay--higher-yielding bonds
                                            before their stated maturity date.
                                            As a result, investors receive their
                                            principal back and are typically
                                            forced to reinvest it in bonds that
                                            pay lower interest rates. Rapid
                                            changes in call rates can cause bond
                                            prices and yields to be volatile.

                                            INCOME RISK: The possibility that
                                            the Fund's income will decline due
                                            to a decrease in interest rates.
                                            Income risk is generally high for
                                            shorter-term bonds and low for
                                            longer-term bonds.

                                            If the Fund invests in securities
                                            with additional risks, its share
                                            price volatility accordingly could
                                            be greater and its performance
                                            lower. For more information about
                                            these risks, please see the
                                            Additional Investment Strategies and
                                            Risks on page X.

RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this page show                       PERFORMANCE BAR CHART AND TABLE
how the North Carolina Intermediate
Tax-Free Fund has performed and how its        Year-by-Year Total Returns as of 12/31 for Class A Shares(1)
performance has varied from year to
year. The bar chart gives some
indication of risk by showing changes
in the Fund's yearly performance over
seven years to demonstrate that the
Fund's value varied at different times.
The table below it compares the Fund's
performance over time to that of the
Lehman Brothers 5-Year General
Obligations Index, an unmanaged index
generally representative
of the performance of tax-exempt
municipal securities with an average
maturity of five years. Of course, past
performance does not indicate how
the Fund will perform in the future.       The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.  The
                                           Fund's total return for the nine-month period ended September 30, 1999 was
                                           ______%.

                                           ----------------------------------------------------------------------------
                                                    Best  quarter:
                                                    Worst quarter:
                                           ----------------------------------------------------------------------------


 AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1999)(1)

                                                                     1 YEAR                5 YEARS            SINCE INCEPTION
-------------------------------------------------------------- -------------------- ---------------------- ----------------------
CLASS A SHARES (with 2.00% sales charge)                                                                         10/16/92
-------------------------------------------------------------- -------------------- ---------------------- ----------------------
    NORTH CAROLINA INTERMEDIATE TAX-FREE FUND                           %                    %                      %
-------------------------------------------------------------- -------------------- ---------------------- ----------------------
    LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATIONS INDEX                    %                    %                      %
-------------------------------------------------------------- -------------------- ---------------------- ----------------------

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------

As an investor in the North Carolina        Shareholder
Intermediate Tax-Free Fund, you will        Transaction
pay the following fees and expenses         Expenses (fees
when you buy and hold shares.               paid by you
Shareholder transaction fees are paid       directly)(1)                     CLASS A SHARES
from your account. Annual Fund
operating expenses are paid out of
Fund assets, and are reflected in the       Maximum Sales
share price.                                Charge (load)
                                            on Purchases                        2.00%(2)
                                            ----------------------------- -------------------------

                                            Maximum Deferred
                                            Sales Charge (load)                 None

                                            Redemption Fee(3)                      0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)                      CLASS A SHARES
                                            ----------------------------- -------------------------

                                            Management Fee(4)                   0.60%
                                            ----------------------------- -------------------------
                                            Distribution and
                                            Service (12b-1) Fee(4)              0.50%
                                            ----------------------------- -------------------------
                                            Other Expenses(4)                       %
                                            ----------------------------- -------------------------
                                            Total Fund
                                            Operating Expenses(4)                   %
                                            ----------------------------- -------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

(3) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(4) During the last fiscal year, management fees paid by the Fund were limited to _____%. Additionally, distribution and service (12b-1) fees were limited to ____% and other expenses were limited to ___%. Total expenses after fee waivers and expense reimbursements were ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES WITH THOSE OF OTHER FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE
FOLLOWING:
    O $10,000 INVESTMENT
    O 5% ANNUAL RETURN
    O REDEMPTION AT THE END OF EACH PERIOD
    O NO CHANGES IN THE FUND'S OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.

     NORTH CAROLINA INTERMEDIATE        1        3          5         10
     TAX-FREE FUND                    Year     Years      Years     Years

     Class A Shares
                                        $        $          $         $
     ------------------------------- -------- --------- ---------- ---------

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND

INVESTMENT OBJECTIVE                        The Fund seeks to produce a high
                                            level of current interest income
                                            that is exempt from both federal
                                            income tax and South Carolina
                                            personal income tax.

PRINCIPAL INVESTMENT STRATEGIES             To pursue this goal, the Fund
                                            invests primarily in municipal
                                            securities of the State of South
                                            Carolina and its political
                                            subdivisions, that provide income
                                            exempt from both Federal personal
                                            income tax and South Carolina
                                            personal income tax. The Fund
                                            invests in South Carolina municipal
                                            securities only if they are "high
                                            grade" (rated at the time of
                                            purchase in one of the three highest
                                            rating categories by an NRSRO, or
                                            are determined by the portfolio
                                            manager to be of comparable
                                            quality). The Fund will maintain a
                                            dollar-weighted average portfolio
                                            maturity of between three and ten
                                            years, and no obligations in which
                                            the Fund invests will have remaining
                                            maturities in excess of 25 years.

                                            In managing the Fund's portfolio,
                                            the manager uses a "top down"
                                            investment management approach
                                            focusing on interest rates and
                                            credit quality. The manager sets,
                                            and continually adjusts, a target
                                            for the interest rate sensitivity of
                                            the Fund's portfolio based on
                                            expectations about interest rate
                                            movements. The manager then selects
                                            securities consistent with this
                                            target based on their individual
                                            characteristics.

                                            The Fund is non-diversified and,
                                            therefore, may concentrate its
                                            investments in a limited number of
                                            issuers. The Fund may also invest in
                                            certain other debt securities in
                                            addition to those described above.
                                            For a more complete description of
                                            the various securities in which the
                                            Fund may invest, please see the
                                            Additional Investment Strategies and
                                            Risks on page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS                  Your investment in the Fund may be
                                            subject to the following principal
                                            risks:

                                            INTEREST RATE RISK: The possibility
                                            that the value of the Fund's
                                            investments will decline due to an
                                            increase in interest rates. Interest
                                            rate risk is generally high for
                                            longer-term bonds and low for
                                            shorter-term bonds.

                                            STATE SPECIFIC RISK: By
                                            concentrating its investments in
                                            securities issued by South Carolina
                                            and its municipalities, the Fund may
                                            be more vulnerable to unfavorable
                                            developments in South Carolina than
                                            funds that are more geographically
                                            diversified.

                                            CREDIT RISK: The possibility that an
                                            issuer cannot make timely interest
                                            and principal payments on its debt
                                            securities, such as bonds. The lower
                                            a security's rating, the greater its
                                            credit risk.

                                            NON-DIVERSIFIED RISK: Because the
                                            Fund is non-diversified, it may
                                            invest a greater percentage of its
                                            assets in a particular issuer
                                            compared with other funds.
                                            Accordingly, the Fund's portfolio
                                            may be more sensitive to changes in
                                            the market value of a single issuer
                                            or industry.

                                            CALL RISK: Call risk is the
                                            possibility that, during periods of
                                            declining interest rates, a bond
                                            issuer will "call"--or
                                            repay--higher-yielding bonds
                                            before their stated maturity date.
                                            As a result, investors receive their
                                            principal back and are typically
                                            forced to reinvest it in bonds that
                                            pay lower interest rates. Rapid
                                            changes in call rates can cause bond
                                            prices and yields to be volatile.

                                            INCOME RISK: The possibility that
                                            the Fund's income will decline due
                                            to a decrease in interest rates.
                                            Income risk is generally high for
                                            shorter-term bonds and low for
                                            longer-term bonds.

                                            If the Fund invests in securities
                                            with additional risks, its share
                                            price volatility accordingly could
                                            be greater and its performance
                                            lower. For more information about
                                            these risks, please see the
                                            Additional Investment Strategies and
                                            Risks on page X.

RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this page show                          PERFORMANCE BAR CHART AND TABLE
how the South Carolina Intermediate
Tax-Free Fund has performed and how its        Year-by-Year Total Returns as of 12/31 for Class A Shares(1)
performance has varied from year to
year. The bar chart gives some
indication of risk by showing changes
in the Fund's yearly performance over
two years to demonstrate that the
Fund's value varied at different times.
The table below it compares the Fund's
performance over time to that of the
Lehman Brothers 5-Year General
Obligations Index, an unmanaged index
generally representative of the
performance of tax-exempt municipal
securities with an average maturity of
five years. Of course, past performance
does not indicate how the Fund will        The bar chart  above does not  reflect the impact of any  applicable  sales
perform in the future.                     charges or account  fees  which  would reduce  returns.  Additionally,  the performance  information  shown  above is  based on a  calendar  year.  The
                                           Fund's total return for the nine-month period ended  September 30, 1999 was
                                           ______%.


                                           ----------------------------------------------------------------------------
                                                    Best  quarter:
                                                    Worst quarter:
                                           ----------------------------------------------------------------------------



 AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1999)(1)

                                                                     1 YEAR            SINCE INCEPTION
-------------------------------------------------------------- -------------------- ----------------------
CLASS A SHARES (with 2.00% sales charge)                                                  10/19/92
-------------------------------------------------------------- -------------------- ----------------------
    SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND                           %                    %
-------------------------------------------------------------- -------------------- ----------------------
    LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATIONS INDEX                    %                    %
-------------------------------------------------------------- -------------------- ----------------------

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------

As an investor in the South Carolina        Shareholder
Intermediate Tax-Free Fund, you will        Transaction
pay the following fees and expenses         Expenses (fees
when you buy and hold shares.               paid by you
Shareholder transaction fees are paid       directly)(1)                    CLASS A SHARES
from your account. Annual Fund
operating expenses are paid out of
Fund assets, and are reflected in the       Maximum Sales
share price.                                Charge (load)
                                            on Purchases                         2.00%(2)
                                            ----------------------------- -------------------------

                                            Maximum Deferred
                                            Sales Charge (load)                  None

                                            Redemption Fee(3)                       0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)                       CLASS A SHARES
                                            ----------------------------- -------------------------

                                            Management Fee(4)                    0.60%
                                            ----------------------------- -------------------------
                                            Distribution and
                                            Service (12b-1) Fee(4)               0.50%
                                            ----------------------------- -------------------------
                                            Other Expenses(4)                        %
                                            ----------------------------- -------------------------
                                            Total Fund
                                            Operating Expenses(4)                    %
                                            ----------------------------- -------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

(3) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(4) During the last fiscal year, management fees paid by the Fund were limited to _____%. Additionally, distribution and service (12b-1) fees were limited to ____% and other expenses were limited to ___%. Total expenses after fee waivers and expense reimbursements were ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES WITH THOSE OF OTHER FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE
FOLLOWING:
    O $10,000 INVESTMENT
    O 5% ANNUAL RETURN
    O REDEMPTION AT THE END OF EACH PERIOD
    O NO CHANGES IN THE FUND'S OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.


     SOUTH CAROLINA INTERMEDIATE        1        3          5         10
     TAX-FREE FUND                    Year     Years      Years      Years

     Class A Shares
                                        $        $          $          $
     ------------------------------- -------- --------- ---------- ----------

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T VIRGINIA INTERMEDIATE TAX-FREE FUND

INVESTMENT OBJECTIVE                        The Fund seeks to produce a high
                                            level of current interest income
                                            that is exempt from both federal
                                            income tax and Virginia personal
                                            income tax.

PRINCIPAL INVESTMENT STRATEGIES             To pursue this goal, the Fund
                                            invests primarily in municipal
                                            securities of the Commonwealth of
                                            Virginia and its political
                                            subdivisions, that provide income
                                            exempt from both Federal personal
                                            income tax and Virginia personal
                                            income tax. The Fund invests in
                                            Virginia municipal securities only
                                            if they are "high grade" (rated at
                                            the time of purchase in one of the
                                            three highest rating categories by
                                            an NRSRO, or are determined by the
                                            portfolio manager to be of
                                            comparable quality). The Fund will
                                            maintain a dollar-weighted average
                                            portfolio maturity of between three
                                            and ten years, and no obligations in
                                            which the Fund invests will have
                                            remaining maturities in excess of 25
                                            years.

                                            In managing the Fund's portfolio,
                                            the manager uses a "top down"
                                            investment management approach
                                            focusing on interest rates and
                                            credit quality. The manager sets,
                                            and continually adjusts, a target
                                            for the interest rate sensitivity of
                                            the Fund's portfolio based on
                                            expectations about interest rate
                                            movements. The manager then selects
                                            securities consistent with this
                                            target based on their individual
                                            characteristics.

                                            The Fund is non-diversified and,
                                            therefore, may concentrate its
                                            investments in a limited number of
                                            issuers. The Fund may also invest in
                                            certain other debt securities in
                                            addition to those described above.
                                            For a more complete description of
                                            the various securities in which the
                                            Fund may invest, please see the
                                            Additional Investment Strategies and
                                            Risks on page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS                  Your investment in the Fund may be
                                            subject to the following principal
                                            risks:

                                            INTEREST RATE RISK: The possibility
                                            that the value of the Fund's
                                            investments will decline due to an
                                            increase in interest rates. Interest
                                            rate risk is generally high for
                                            longer-term bonds and low for
                                            shorter-term bonds.

                                            STATE SPECIFIC RISK: By
                                            concentrating its investments in
                                            securities issued by Virginia and
                                            its municipalities, the Fund may be
                                            more vulnerable to unfavorable
                                            developments in Virginia than funds
                                            that are more geographically
                                            diversified.

                                            CREDIT RISK: The possibility that an
                                            issuer cannot make timely interest
                                            and principal payments on its debt
                                            securities, such as bonds. The lower
                                            a security's rating, the greater its
                                            credit risk.

                                            NON-DIVERSIFIED RISK: Because the
                                            Fund is non-diversified, it may
                                            invest a greater percentage of its
                                            assets in a particular issuer
                                            compared with other funds.
                                            Accordingly, the Fund's portfolio
                                            may be more sensitive to changes in
                                            the market value of a single issuer
                                            or industry.

                                            CALL RISK: Call risk is the
                                            possibility that, during periods of
                                            declining interest rates, a bond
                                            issuer will "call"--or
                                            repay--higher-yielding bonds before
                                            their stated maturity date. As a
                                            result, investors receive their
                                            principal back and are typically
                                            forced to reinvest it in bonds that
                                            pay lower interest rates. Rapid
                                            changes in call rates can cause bond
                                            prices and yields to be volatile.

                                            INCOME RISK: The possibility that
                                            the Fund's income will decline due
                                            to a decrease in interest rates.
                                            Income risk is generally high for
                                            shorter-term bonds and low for
                                            longer-term bonds.

                                            If the Fund invests in securities
                                            with additional risks, its share
                                            price volatility accordingly could
                                            be greater and its performance
                                            lower. For more information about
                                            these risks, please see the
                                            Additional Investment Strategies and
                                            Risks on page X.

RISK/RETURN SUMMARY AND FUND EXPENSES

This section would normally include a bar chart and a table showing how the Virginia Intermediate Tax-Free Fund has performed and how its performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------

As an investor in the Virginia              Shareholder
Intermediate Tax-Free Fund, you will        Transaction
pay the following fees and expenses         Expenses (fees
when you buy and hold shares.               paid by you
Shareholder transaction fees are paid       directly)(1)                      CLASS A SHARES
from your account. Annual Fund
operating expenses are paid out of
Fund assets, and are reflected in the       Maximum Sales
share price.                                Charge (load)
                                            on Purchases                         2.00%(2)
                                            ----------------------------- -------------------------

                                            Maximum Deferred
                                            Sales Charge (load)                  None

                                            Redemption Fee(3)                       0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)                      CLASS A SHARES
                                            ----------------------------- -------------------------

                                            Management Fee(4)                    0.60%
                                            ----------------------------- -------------------------
                                            Distribution and
                                            Service (12b-1) Fee(4)               0.50%
                                            ----------------------------- -------------------------
                                            Other Expenses(4)                        %
                                            ----------------------------- -------------------------
                                            Total Fund
                                            Operating Expenses(4)                    %
                                            ----------------------------- -------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

(3) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(4) For the period beginning _________ and ending September 30, 1999, management fees paid by the Fund were limited to _____%. Additionally, distribution and service (12b-1) fees were limited to ____% and other expenses were limited to ___%. Total expenses after fee waivers and expense reimbursements were ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES WITH THOSE OF OTHER FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE
FOLLOWING:
    O $10,000 INVESTMENT
    O 5% ANNUAL RETURN
    O REDEMPTION AT THE END OF EACH PERIOD
    O NO CHANGES IN THE FUND'S OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.

     VIRGINIA INTERMEDIATE              1        3          5         10
     TAX-FREE FUND                    Year     Years      Years      Years

     Class A Shares                     $        $          $          $
    -----------------------------   ------    ------     ------    -------

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------


MONEY MARKET FUNDS


                                               These Funds seek current income
                                               with liquidity and stability of
                                               principal by investing primarily
                                               in short-term debt securities.
                                               The Funds seek to maintain a
                                               stable price of $1.00 per share.

Who May Want to Invest                         Consider investing in these Funds
                                               if you are:

                                               o  seeking preservation of
                                                  capital
                                               o  investing short-term reserves
                                               o  willing to accept lower
                                                  potential returns in exchange
                                                  for a higher degree of
                                                  safety
                                               o  in the case of the Tax-Free
                                                  Money Market Fund, seeking
                                                  Federal tax-exempt income

                                               These Funds may not be
                                               appropriate if you are:

                                               o  seeking high total return
                                               o  pursuing a long-term goal or
                                                  investing for retirement

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T PRIME MONEY MARKET FUND

INVESTMENT OBJECTIVE                        The Fund seeks to provide as high a
                                            level of current interest income as
                                            is consistent with maintaining
                                            liquidity and stability of
                                            principal.

PRINCIPAL INVESTMENT STRATEGIES             To pursue this goal, the Fund
                                            invests only in U.S.
                                            dollar-denominated, "high-quality"
                                            short-term debt securities,
                                            including the following:

                                            o    Obligations issued or supported
                                                 by the credit of U.S. or
                                                 foreign banks or savings
                                                 institutions with total assets
                                                 in excess of $1 billion
                                                 (including obligations of
                                                 foreign branches of such
                                                 banks);
                                            o    High quality commercial paper
                                                 and other obligations issued or
                                                 guaranteed by U.S. and foreign
                                                 corporations and other issuers;
                                            o    Asset-backed securities;
                                            o    Securities issued or guaranteed
                                                 as to principal and interest
                                                 by the U.S. Government or by
                                                 its agencies or
                                                 instrumentalities and related
                                                 custodial receipts;
                                            o    Securities issued or guaranteed
                                                 by foreign governments or their
                                                 political subdivisions;
                                                 agencies or instrumentalities;
                                            o    Guaranteed investment contracts
                                                 issued by highly-rated U.S.
                                                 insurance companies;
                                            o    Securities issued or guaranteed
                                                 by state or local government
                                                 bodies; and
                                            o    Repurchase agreements relating
                                                 to the above instruments.

                                            Additionally, the Fund concentrates
                                            its investments in obligations
                                            issued by the financial services
                                            industry.

                                            "High-quality" debt securities are
                                            those obligations which, at the time
                                            of purchase, (i) possess the highest
                                            short-term rating from at least two
                                            NRSROs (for example, commercial
                                            paper rated "A-1" by Standard &
                                            Poor's Corporation and "P-1" by
                                            Moody's Investors Service, Inc.); or
                                            (ii) are single rated and have
                                            received the highest short-term
                                            rating by an NRSRO; or (iii) if
                                            unrated, are determined by the
                                            portfolio manager to be of
                                            comparable quality.

                                            When selecting securities for the
                                            Fund's portfolio, the manager first
                                            considers safety of principal and
                                            the quality of an investment. The
                                            manager then focuses on generating a
                                            high-level of income. The manager
                                            generally evaluates investments
                                            based on interest rate sensitivity
                                            selecting those securities whose
                                            maturities fit the Fund's interest
                                            rate sensitivity target and which
                                            the manager believes to be the best
                                            relative values.

                                            The Fund will maintain an average
                                            weighted portfolio maturity of 90
                                            days or less and will limit the
                                            maturity of each security in its
                                            portfolio to 397 days or less.

                                            For a more complete description of
                                            the securities in which the Fund may
                                            invest, please see the Additional
                                            Investment Strategies and Risks on
                                            page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS                  Your investment in the Fund may be
                                            subject to the following principal
                                            risks:

                                            INTEREST RATE RISK: The possibility
                                            that the value of the Fund's
                                            investments will decline due to an
                                            increase in interest rates or that
                                            the Fund's yield will decrease due
                                            to a decrease in interest rates.
                                            Interest rate risk is generally high
                                            for longer-term debt securities and
                                            low for shorter-term debt
                                            securities.

                                            CREDIT RISK: The possibility that an
                                            issuer cannot make timely interest
                                            and principal payments on its debt
                                            securities such as bonds. The lower
                                            a security's rating, the greater its
                                            credit risk.

                                            CONCENTRATION RISK: The Fund's
                                            investments are concentrated in the
                                            financial services industry. This
                                            concentration increases the risk of
                                            loss to the Fund by increasing its
                                            exposure to economic, business,
                                            political or regulatory developments
                                            that may be adverse to the financial
                                            services industry.

                                            For more information about these
                                            risks, please see the Additional
                                            Investment Strategies and Risks on
                                            page X.

                                            AN INVESTMENT IN THE FUND IS NOT A
                                            DEPOSIT OR AN OBLIGATION OF BRANCH
                                            BANKING AND TRUST COMPANY, BB&T
                                            CORPORATION, THEIR AFFILIATES, OR
                                            ANY BANK, AND IT IS NOT INSURED OR
                                            GUARANTEED BY THE FEDERAL DEPOSIT
                                            INSURANCE CORPORATION OR ANY OTHER
                                            GOVERNMENT AGENCY. ALTHOUGH THE FUND
                                            SEEKS TO PRESERVE THE VALUE OF YOUR
                                            INVESTMENT AT $1 PER SHARE, IT IS
                                            POSSIBLE TO LOSE MONEY BY INVESTING
                                            IN THE FUND.

RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this page show                       PERFORMANCE BAR CHART AND TABLE
how the Prime Money Market Fund has
performed and how its performance has
varied from year to year. The bar chart      Year-by-Year Total Returns as of 12/31 for Class A Shares(1)
gives some indication of risk by
showing changes in the Fund's yearly
performance over two years to
demonstrate that the Fund's value
varied at different times. The table
below it shows the Fund's performance
over time. Of course, past performance
does not indicate how the Fund will
perform in the future.






                                           The performance information shown above is based on a calendar year. The
                                           Fund's total return for the nine-month period ended September 30, 1999 was ______%.

The returns for Class B shares will        ----------------------------------------------------------------------------
differ from the Class A share returns               Best  quarter:
shown in the bar chart because of                   Worst quarter:
differences in expenses of each            ----------------------------------------------------------------------------
class. The table assumes that Class B
shareholders redeem all of their fund
shares at the end of the period
indicated.


    AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1999)(1)

                                                                     1 YEAR            SINCE INCEPTION
-------------------------------------------------------------- -------------------- ----------------------
CLASS A SHARES                                                                             10/1/97
-------------------------------------------------------------- -------------------- ----------------------
    PRIME MONEY MARKET FUND                                             %                    %
-------------------------------------------------------------- -------------------- ----------------------

-------------------------------------------------------------- -------------------- ----------------------
CLASS B SHARES (with applicable Contingent Deferred Sales                                  9/2/98
Charge)
-------------------------------------------------------------- -------------------- ----------------------
    PRIME MONEY MARKET FUND                                             %                    %
-------------------------------------------------------------- -------------------- ----------------------

(1)       Both charts assume reinvestment of dividends and distributions.

As of December 31, 1999, the Fund's 7-day yield for Class A Shares and Class B Shares was ___% and ___%, respectively. Without fee waivers and expense reimbursements, the Fund's yield would have been ___% and ___%, respectively, for this time period. For current yield information on the Fund, call 1-800-228-1872. The Fund's yield appears in The Wall Street Journal each Thursday.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------

As an investor in the Prime Money           Shareholder
Market Fund, you will pay the               Transaction
following fees and expenses when you        Expenses (fees
buy and hold shares. Shareholder            paid by you
transaction fees are paid from your         directly)(1)                        CLASS A SHARES            CLASS B SHARES
account. Annual Fund operating
expenses are paid out of Fund assets,
and are reflected in the share price.       Maximum Sales
                                            Charge (load)
                                            on Purchases                             None                      None
                                            ----------------------------- ------------------------- -------------------------

                                            Maximum Deferred
                                            Sales Charge (load)                      None                      5.00%(2)

                                            Redemption Fee(3)                           0%                        0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)                        CLASS A SHARES            CLASS B SHARES
                                            ----------------------------- ------------------------- -------------------------
CONTINGENT DEFERRED SALES CHARGE
                                            Management Fee(4)                        0.40%                     0.40%
Some Fund share classes impose a back end
sales charge (load) if you sell your
shares before a certain period of time has
elapsed. This is called a Contingent
Deferred Sales Charge.
                                            ----------------------------- ------------------------- -------------------------
                                            Distribution and
                                            Service (12b-1) Fee(4)                   0.50%                     1.00%
                                            ----------------------------- ------------------------- -------------------------
                                            Other Expenses(4)                            %                         %
                                            ----------------------------- ------------------------- -------------------------
                                            Total Fund
                                            Operating Expenses(4)                        %                         %
                                            ----------------------------- ------------------------- -------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) A CDSC on Class B shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

(3) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(4) During the last fiscal year, management fees paid by the Fund were limited to _____%. Additionally, distribution and service (12b-1) fees for Class A were limited to ___% and other expenses were limited to ___%. Total expenses after fee waivers and expense reimbursements for each class are: Class A shares, ___%; and Class B shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES WITH THOSE OF OTHER FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE
FOLLOWING:
    O $10,000 INVESTMENT
    O 5% ANNUAL RETURN
    O REDEMPTION AT THE END OF EACH PERIOD
    O NO CHANGES IN THE FUND'S OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.

     PRIME MONEY MARKET FUND            1        3          5         10
                                      Year     Years      Years     Years
     Class A Shares
                                        $        $          $         $
     ------------------------------- -------- --------- ---------- ---------
     Class B Shares
       Assuming Redemption              $        $          $         $

       Assuming No Redemption           $        $          $         $
     ------------------------------- -------- --------- ---------- ---------

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T U.S. TREASURY MONEY MARKET FUND

INVESTMENT OBJECTIVE                        The Fund seeks current income with
                                            liquidity and stability of principal
                                            by investing exclusively in
                                            short-term United States
                                            dollar-denominated obligations
                                            issued or guaranteed by the U.S.
                                            Treasury, some of which may be
                                            subject to repurchase agreements.

PRINCIPAL INVESTMENT STRATEGIES             To pursue this goal, the Fund
                                            invests exclusively in short-term
                                            U.S. dollar-denominated obligations
                                            issued by the U.S. Treasury ("U.S.
                                            Treasury Securities"), and
                                            repurchase agreements collateralized
                                            by U.S. Treasury Securities.
                                            Obligations purchased by the Fund
                                            are limited to U.S.
                                            dollar-denominated obligations which
                                            the Board of Trustees has determined
                                            present minimal credit risks.

                                            In managing the Fund, the portfolio
                                            manager focuses on generating a
                                            high-level of income. The manager
                                            generally evaluates investments
                                            based on interest rate sensitivity
                                            selecting those securities whose
                                            maturities fit the Fund's interest
                                            rate sensitivity target and which
                                            the manager believes to be the best
                                            relative values. Generally, the
                                            portfolio manager buys and holds
                                            securities until their maturity.

                                            The Fund will maintain an average
                                            weighted portfolio maturity of 90
                                            days or less and will limit the
                                            maturity of each security in its
                                            portfolio to 397 days or less.

                                            For a more complete description of
                                            the securities in which the Fund may
                                            invest, please see the Additional
                                            Investment Strategies and Risks on
                                            page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS                  Your investment in the Fund may be
                                            subject to the following principal
                                            risks:

                                            INTEREST RATE RISK: The possibility
                                            that the Fund's yield will decrease
                                            due to a decrease in interest rates
                                            or that the value of the Fund's
                                            investments will decline due to an
                                            increase in interest rates. Interest
                                            rate risk is generally high for
                                            longer-term debt securities and low
                                            for shorter-term debt securities.

                                            For more information about these
                                            risks, please see the Additional
                                            Investment Strategies and Risks on
                                            page X.

                                            AN INVESTMENT IN THE FUND IS NOT A
                                            DEPOSIT OR AN OBLIGATION OF BRANCH
                                            BANKING AND TRUST COMPANY, BB&T
                                            CORPORATION, THEIR AFFILIATES, OR
                                            ANY BANK, AND IT IS NOT INSURED OR
                                            GUARANTEED BY THE FEDERAL DEPOSIT
                                            INSURANCE CORPORATION OR ANY OTHER
                                            GOVERNMENT AGENCY. ALTHOUGH THE FUND
                                            SEEKS TO PRESERVE THE VALUE OF YOUR
                                            INVESTMENT AT $1 PER SHARE, IT IS
                                            POSSIBLE TO LOSE MONEY BY INVESTING
                                            IN THE FUND.

RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this page show                            PERFORMANCE BAR CHART AND TABLE
how the U.S. Treasury Money Market
Fund has performed and how its                 Year-by-Year Total Returns as of 12/31 for Class A Shares(1)
performance has varied from year to
year.  The bar chart gives some
indication of risk by showing changes
in the Fund's yearly performance over
seven years to demonstrate that the
Fund's value varied at different
times. The table below it shows the
Fund's performance over time.  Of
course, past performance does not
indicate how the Fund will perform in
the future.


                                           The performance information shown above is based on a calendar year.
                                           The Fund's total return for the nine-month period ended September 30,
                                           1999 was ______%.
                                           ----------------------------------------------------------------------------
                                                    Best  quarter:
                                                    Worst quarter:
                                           ----------------------------------------------------------------------------




    AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1999)(1)

                                                                     1 YEAR                5 YEARS            SINCE INCEPTION
-------------------------------------------------------------- -------------------- ---------------------- ----------------------
CLASS A SHARES                                                                                                    10/5/92
-------------------------------------------------------------- -------------------- ---------------------- ----------------------
    U.S. TREASURY MONEY MARKET FUND                                     %                    %                      %
-------------------------------------------------------------- -------------------- ---------------------- ----------------------

-------------------------------------------------------------- -------------------- ---------------------- ----------------------
CLASS B SHARES (with applicable Contingent Deferred Sales                                                         1/1/96
Charge)
-------------------------------------------------------------- -------------------- ---------------------- ----------------------
    U.S. TREASURY MONEY MARKET FUND                                     %                    %                      %
-------------------------------------------------------------- -------------------- ---------------------- ----------------------

(1) Both charts assume reinvestment of dividends and distributions.

As of December 31, 1999, the Fund's 7-day yield for Class A Shares and Class B Shares was % and ___% respectively. Without fee waivers and expense reimbursements, the Fund's yield would have been ___% and ___%, respectively for this time period. For current yield information on the Fund, call
1-800-228-1872. The Fund's yield appears in The Wall Street Journal each
Thursday.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------

As an investor in the U.S. Treasury         Shareholder
Money Market Fund, you will pay the         Transaction
following fees and expenses when you        Expenses (fees
buy and hold shares. Shareholder            paid by you
transaction fees are paid from your         directly)(1)                     CLASS A SHARES            CLASS B SHARES
account. Annual Fund operating
expenses are paid out of Fund assets,
and are reflected in the share price.       Maximum Sales
                                            Charge (load)
                                            on Purchases                           None                      None
                                            ----------------------------- ------------------------- -------------------------

                                            Maximum Deferred
                                            Sales Charge (load)                    None                      5.00%(2)

                                            Redemption Fee(3)                         0%                        0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)                       CLASS A SHARES            CLASS B SHARES
                                            ----------------------------- ------------------------- -------------------------
CONTINGENT DEFERRED SALES CHARGE
                                            Management Fee                         0.30%                     %
Some Fund share classes impose a back end
sales charge (load) if you sell your
shares before a certain period of time has
elapsed. This is called a Contingent
Deferred Sales Charge.
                                            ----------------------------- ------------------------- -------------------------
                                            Distribution and
                                            Service (12b-1) Fee(4)                 0.50%                     1.00%
                                            ----------------------------- ------------------------- -------------------------
                                            Other Expenses(4)                          %                         %
                                            ----------------------------- ------------------------- -------------------------
                                            Total Fund
                                            Operating Expenses(4)                      %                         %
                                            ----------------------------- ------------------------- -------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) A CDSC on Class B shares declines over six years starting with year one and ending on the sixth anniversary in year seven from: 5%, 4%, 3%, 3%, 2%, 1%.

(3) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(4) During the last fiscal year, distribution and service (12b-1) fees for Class A Shares were limited to ___%. Additionally, other expenses for each class were limited to ___%. Total expenses after fee waivers and expense reimbursements for each class are: Class A shares, ___%; and Class B shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES WITH THOSE OF OTHER FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE
FOLLOWING:
    O $10,000 INVESTMENT
    O 5% ANNUAL RETURN
    O REDEMPTION AT THE END OF EACH PERIOD
    O NO CHANGES IN THE FUND'S OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.

     U.S. TREASURY MONEY MARKET FUND    1        3          5         10
                                       Year    Years      Years     Years
     Class A Shares
                                        $        $          $         $
     -------------------------------- ------- --------- ---------- ---------
     Class B Shares
       Assuming Redemption              $        $          $         $

       Assuming No Redemption           $        $          $         $
     -------------------------------- ------- --------- ---------- ---------

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T TAX-FREE MONEY MARKET FUND

INVESTMENT OBJECTIVE                        The Fund seeks as high a level of
                                            current interest income exempt from
                                            federal income tax as is consistent
                                            with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES             To pursue this goal, the Fund
                                            invests in a broad range of
                                            short-term tax-exempt obligations
                                            issued by or on behalf of states,
                                            territories, and possessions of the
                                            United States, the District of
                                            Columbia, and their respective
                                            authorities, agencies,
                                            instrumentalities, and political
                                            subdivisions and tax-exempt
                                            derivative securities such as tender
                                            option bonds, participations,
                                            beneficial interests in trusts and
                                            partnership interests (collectively,
                                            "Municipal Securities").

                                            Although the Fund intends to invest
                                            its assets in tax-exempt
                                            obligations, the Fund is permitted
                                            to invest in private activity bonds
                                            and other securities which may be
                                            subject to the federal alternative
                                            minimum tax.

                                            When selecting securities for the
                                            Fund's portfolio, the manager first
                                            focuses on generating a high-level
                                            of income. The manager also
                                            considers safety of principal and
                                            the quality of an investment. The
                                            manager generally evaluates
                                            investments based on interest rate
                                            sensitivity selecting those
                                            securities whose maturities fit the
                                            Fund's interest rate sensitivity
                                            target and which the manager
                                            believes to be the best relative
                                            values.

                                            The Fund will maintain an average
                                            weighted portfolio maturity of 90
                                            days or less and will limit the
                                            maturity of each security in its
                                            portfolio to 397 days or less. The
                                            Fund may also invest in certain
                                            other short-term debt securities in
                                            addition to those described above.
                                            For a more complete description of
                                            the various securities in which the
                                            Fund may invest, please see the
                                            Additional Investment Strategies and
                                            Risks on page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS                  Your investment in the Fund may be
                                            subject to the following principal
                                            risks:

                                            INTEREST RATE RISK: The possibility
                                            that the Fund's yield will decrease
                                            due to a decrease in interest rates
                                            or that the value of the Fund's
                                            investments will decline due to an
                                            increase in interest rates. Interest
                                            rate risk is generally high for
                                            longer-term debt securities and low
                                            for shorter-term debt securities.


                                            CREDIT RISK: The possibility that an
                                            issuer cannot make timely interest
                                            and principal payments on its debt
                                            securities such as bonds. The lower
                                            a security's rating, the greater its
                                            credit risk.

                                            TAX RISK. The risk that the issuer
                                            of the securities will fail to
                                            comply with certain requirements of
                                            the Internal Revenue Code, which
                                            would cause adverse tax
                                            consequences.

                                            For more information about these
                                            risks, please see the Additional
                                            Investment Strategies and Risks on
                                            page X.

                                            AN INVESTMENT IN THE FUND IS NOT A
                                            DEPOSIT OR AN OBLIGATION OF BRANCH
                                            BANKING AND TRUST COMPANY, BB&T
                                            CORPORATION, THEIR AFFILIATES, OR
                                            ANY BANK, AND IT IS NOT INSURED OR
                                            GUARANTEED BY THE FEDERAL DEPOSIT
                                            INSURANCE CORPORATION OR ANY OTHER
                                            GOVERNMENT AGENCY. ALTHOUGH THE FUND
                                            SEEKS TO PRESERVE THE VALUE OF YOUR
                                            INVESTMENT AT $1 PER SHARE, IT IS
                                            POSSIBLE TO LOSE MONEY BY INVESTING
                                            IN THE FUND.

RISK/RETURN SUMMARY AND FUND EXPENSES

This section would normally include a bar chart and a table showing how the Tax-Free Money Market Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations as of the date of this Prospectus, the bar chart and table are not shown.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------

As an investor in the Tax-Free Money        Shareholder
Market Fund, you will pay the               Transaction
following fees and expenses when you        Expenses (fees
buy and hold shares. Shareholder            paid by you
transaction fees are paid from your         directly)(1)                     CLASS A SHARES            CLASS B SHARES
account. Annual Fund operating
expenses are paid out of Fund assets,
and are reflected in the share price.       Maximum Sales
                                            Charge (load)
                                            on Purchases                           None                      None
                                            ----------------------------- ------------------------- -------------------------

                                            Maximum Deferred
                                            Sales Charge (load)                    None                      5.00%(2)

                                            Redemption Fee(3)                         0%                        0%

                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)                       CLASS A SHARES            CLASS B SHARES
                                            ----------------------------- ------------------------- -------------------------
CONTINGENT DEFERRED SALES CHARGE
                                            Management Fee(4)                      0.40%                     0.40%
Some Fund share classes impose a back end
sales charge (load) if you sell your
shares before a certain period of time has
elapsed. This is called a Contingent
Deferred Sales Charge.
                                            ----------------------------- ------------------------- -------------------------
                                            Distribution and
                                            Service (12b-1) Fee(4)                 0.50%                     1.00%
                                            ----------------------------- ------------------------- -------------------------
                                            Other Expenses(4)                          %                         %
                                            ----------------------------- ------------------------- -------------------------
                                            Total Fund
                                            Operating Expenses(4)                      %                         %
                                            ----------------------------- ------------------------- -------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) A CDSC on Class B shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

(3) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(4) Other expenses are based on estimated amounts for the current fiscal year. For the current fiscal year, we expect management fees paid by the Fund to be limited to _____%. Additionally, we expect distribution and service (12b-1) fees for Class A shares to be limited to ___% and other expenses for each class to be limited to ____%. Accordingly, we expect total expenses after fee waivers and expense reimbursements for each class to be: Class A shares, ___%; and Class B shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES WITH THOSE OF OTHER FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE
FOLLOWING:
    O $10,000 INVESTMENT
    O 5% ANNUAL RETURN
    O REDEMPTION AT THE END OF EACH PERIOD
    O NO CHANGES IN THE FUND'S OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.

     TAX-FREE MONEY MARKET FUND         1        3          5         10
                                      Year     Years      Years     Years
     Class A Shares
                                        $        $          $         $
     ------------------------------- -------- --------- ---------- ---------
     Class B Shares
       Assuming Redemption              $        $          $         $

       Assuming No Redemption           $        $          $         $
     ------------------------------- -------- --------- ---------- ---------

DESCRIPTION OF THE FUNDS - OBJECTIVES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

FUND OF FUNDS

                                            These Funds invest substantially all
                                            of their assets in Trust shares of
                                            the BB&T Funds described earlier in
                                            this prospectus.

Who May Want to Invest                      Consider investing in these Funds
                                            if you are:

                                            o   seeking to spread your
                                                investment among many different
                                                mutual funds that match your
                                                goals in one simple package
                                            o   seeking  investment
                                                professionals to select and
                                                maintain a portfolio of mutual
                                                funds for you
                                            o   seeking the benefits of asset
                                                allocation and multiple levels
                                                of risk reducing diversification

                                            These Funds may not be appropriate
if you are:

                                            o   pursuing a short-term goal or
                                                investing emergency reserves
                                            o   uncomfortable with an investment
                                                that will fluctuate in value

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T CAPITAL MANAGER CONSERVATIVE GROWTH FUND

INVESTMENT OBJECTIVE                        The Fund seeks capital appreciation
                                            and income by investing primarily in
                                            a group of diversified BB&T Funds
                                            which invest primarily in equity and
                                            fixed income securities.

PRINCIPAL INVESTMENT STRATEGIES             To pursue this goal, the Fund
                                            allocates its assets among the
                                            Underlying Funds within
                                            predetermined strategy ranges set
                                            forth below. The portfolio manager
                                            will make allocation decisions
                                            according to his outlook for the
                                            economy, financial markets and
                                            relative market valuation of the
                                            Underlying Funds.

                                            The Fund will invest 25% to 55% of
                                            its assets in Underlying Funds which
                                            invest primarily in equity
                                            securities including the equity
                                            portion of the Balanced Fund, 45% to
                                            75% of its assets in Underlying
                                            Funds which invest primarily in
                                            fixed income securities including
                                            the fixed income portion of the
                                            Balanced Fund and up to 20% of its
                                            assets in Underlying Funds which are
                                            money market funds. The Fund will
                                            invest its assets in the following
                                            Underlying Funds within the strategy
                                            ranges (expressed as a percentage of
                                            the Fund's total assets) indicated
                                            below:

                                                                                                    Investment Range
                                            Underlying Fund                                    (Percentage of Fund Assets)
                                            -------------------------------------------------------------------------------
                                            Stock Funds

                                            Growth and Income Stock Fund                                   0%-55%
                                            Balanced Fund                                                  0%-30%
                                            Small Company Growth Fund                                      0%-30%
                                            International Equity Fund                                      0%-30%
                                            Large Company Growth Fund                                      0%-55%
                                            Equity Index Fund                                              0%-55%

                                            Bond Funds

                                            Short-Intermediate U.S. Government Income Fund                 0%-75%
                                            Intermediate U.S. Government Bond Fund                         0%-75%
                                            Intermediate Corporate Bond Fund                               0%-75%

                                            Money Market Funds

                                            U.S.Treasury Fund                                              0%-20%
                                            Prime Money Market Fund                                        0%-20%

                                            The Underlying Funds are described
                                            earlier in this Prospectus.

                                            The Fund may also invest in certain
                                            other equity securities in addition
                                            to those described above. For a more
                                            complete description of the various
                                            securities in which the Fund may
                                            invest, please see the Additional
                                            Investment Strategies and Risks on
                                            page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS                  Your investment in the Fund may be
                                            subject to the following  principal
                                            risks:

                                            INVESTING IN MUTUAL FUNDS: The
                                            Fund's investments are concentrated
                                            in the Underlying Funds, so the
                                            Fund's investment performance is
                                            directly related to the performance
                                            of those Underlying Funds. Before
                                            investing in the Fund, investors
                                            should assess the risks associated
                                            with the Underlying Funds in which
                                            the Fund invests and the types of
                                            investments made by those Underlying
                                            Funds. In addition, since the Fund
                                            must allocate its investments among
                                            the Underlying Funds, the Fund does
                                            not have the same flexibility to
                                            invest as a mutual fund without
                                            these constraints. As a result, you
                                            could lose money by investing in the
                                            Fund, particularly if there is a
                                            sudden decline in the share prices
                                            of the Underlying Fund's holdings.

                                            FIXED INCOME FUNDS: The Fund invests
                                            in Underlying Funds that invest
                                            primarily in fixed income
                                            securities, which are subject to
                                            interest rate and credit risk.
                                            Interest rate risk is the potential
                                            for a decline in bond prices due to
                                            rising interest rates. Credit risk
                                            is the possibility that the issuer
                                            of a fixed-income security will fail
                                            to make timely payments of interest
                                            or principal, or that the security
                                            will have its credit rating
                                            downgraded.

                                            EQUITY FUNDS: The Fund also invests
                                            in Underlying Funds that invest
                                            primarily in equity securities,
                                            which are subject to market risk.
                                            Stocks and other equity securities
                                            fluctuate in price, often based on
                                            factors unrelated to the issuers'
                                            value, and such fluctuations can be
                                            pronounced. Equity Funds may also be
                                            subject to investment style risk
                                            which is the risk that the
                                            particular market segment on which a
                                            Fund focuses will underperform other
                                            kinds of investments.

                                            The Fund may trade securities
                                            actively, which could increase its
                                            transaction costs (thereby lowering
                                            its performance) and may increase
                                            the amount of taxes that you pay. If
                                            the Fund invests in securities with
                                            additional risks, its share price
                                            volatility accordingly could be
                                            greater and its performance lower.
                                            For more information about these
                                            risks, please see the Additional
                                            Investment Strategies and Risks on
                                            page X.

RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this page shows                           PERFORMANCE BAR CHART AND TABLE
how the Capital Manager Conservative
Growth Fund has performed and how its         Year-by-Year Total Returns as of 12/31 for Class A Shares(1)
performance has varied from year to
year. The bar chart shows the
performance of the Fund's Class A
Shares for its first full calendar year
of operations. The table below it
compares the Fund's performance over
time to that of the S&P 500(R) Index, a
widely recognized, unmanaged index of
common stocks, and the Lehman Brothers
Intermediate Government Bond Index, an
unmanaged index representative of the
total return of government bonds with
maturities of less than 10 years. Of       The bar chart above does not reflect the impact of any applicable sales
course, past performance does not          charges or account fees which would reduce returns. Additionally, the
indicate how the Fund will perform in      performance information shown above is based on a calendar year.  The
the future.                                Fund's total return for the nine-month period ended September 30, 1999 was
                                           ------%.

                                           ----------------------------------------------------------------------------
                                                    Best  quarter:
                                                    Worst quarter:
                                           ----------------------------------------------------------------------------


The returns for Class B shares will
differ from the Class A share returns
shown in the bar chart because of
differences in expenses of each class.
The table assumes that Class B
shareholders redeem all of their fund
shares at the end of the period
indicated.




 AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1999)(1)

                                                                        1 YEAR          SINCE INCEPTION
----------------------------------------------------------------- ------------------- --------------------
CLASS A SHARES (with 4.50% sales charge)                                                    1/29/98
----------------------------------------------------------------- ------------------- --------------------
    CAPITAL MANAGER CONSERVATIVE GROWTH FUND                               %                   %
----------------------------------------------------------------- ------------------- --------------------
    S&P 500(R) INDEX                                                       %                   %
----------------------------------------------------------------- ------------------- --------------------
    LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND FUND                      %                   %
----------------------------------------------------------------- ------------------- --------------------

----------------------------------------------------------------- ------------------- --------------------
CLASS B SHARES (with applicable Contingent Deferred Sales                                   1/29/98
Charge)
----------------------------------------------------------------- ------------------- --------------------
    CAPITAL MANAGER CONSERVATIVE GROWTH FUND                               %                   %
----------------------------------------------------------------- ------------------- --------------------
    S&P 500(R) INDEX                                                       %                   %
----------------------------------------------------------------- ------------------- --------------------
    LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND FUND                      %                   %
----------------------------------------------------------------- ------------------- --------------------

(1) Both charts assume reinvestment of dividends and distributions.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------

As an investor in the Capital Manager       Shareholder
Conservative Growth Fund, you will pay      Transaction
the following fees and expenses when        Expenses (fees
you buy and hold shares. Shareholder        paid by you
transaction fees are paid from your         directly)(1)                     CLASS A SHARES            CLASS B SHARES
account. Annual Fund operating
expenses are paid out of Fund assets,
and are reflected in the share price.       Maximum Sales
                                            Charge (load)
                                            on Purchases                              4.50%(2)                    None
                                            ----------------------------- ------------------------- -------------------------

                                            Maximum Deferred
                                            Sales Charge (load)                        None                      5.00%(3)

                                            Redemption Fee(4)                             0%                        0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)                        CLASS A SHARES            CLASS B SHARES
                                            ----------------------------- ------------------------- -------------------------
CONTINGENT DEFERRED SALES CHARGE
                                            Management Fee(5)                          0.25%                     0.25%
Some Fund share classes impose a back end
sales charge (load) if you sell your
shares before a certain period of time has
elapsed. This is called a Contingent
Deferred Sales Charge.
                                            ----------------------------- ------------------------- -------------------------
                                            Distribution and
                                            Service (12b-1) Fee(5)                      0.50%                     1.00%
                                            ----------------------------- ------------------------- -------------------------
                                            Other Expenses(5)                               %                         %
                                            ----------------------------- ------------------------- -------------------------
                                            Total Fund
                                            Operating Expenses(5), (6)                      %                         %
                                            ----------------------------- ------------------------- -------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

(3) A CDSC on Class B shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

(4) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(5) During the last fiscal year, management fees paid by the Fund were limited to _____%. Additionally, distribution and service (12b-1) fees for Class A Shares were limited to ___% and other expenses for each class were limited to ___%. Total expenses after fee waivers and expense reimbursements for each class are: Class A shares, ___%; and Class B shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(6) In addition to the expenses shown above, if you buy and hold shares of the Fund you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio for each class of shares is as follows: Class A Shares, __%; and Class B Shares, ___%.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES WITH THOSE OF OTHER FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE
FOLLOWING:
    O $10,000 INVESTMENT
    O 5% ANNUAL RETURN
    O REDEMPTION AT THE END OF EACH PERIOD
    O NO CHANGES IN THE FUND'S OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.

     CAPITAL MANAGER CONSERVATIVE       1        3          5         10
     GROWTH  FUND                      Year    Years      Years     Years

     Class A Shares
                                        $        $          $         $
     -------------------------------- ------- --------- ---------- ---------
     Class B Shares
       Assuming Redemption              $        $          $         $

       Assuming No Redemption           $        $          $         $
     -------------------------------- ------- --------- ---------- ---------

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T CAPITAL MANAGER MODERATE GROWTH FUND

INVESTMENT OBJECTIVE                        The Fund seeks capital appreciation
                                            and secondarily income by investing
                                            primarily in a group of diversified
                                            BB&T Funds which invest primarily in
                                            equity and fixed income securities.

PRINCIPAL INVESTMENT STRATEGIES             To pursue this goal, the Fund
                                            allocates its assets among the
                                            Underlying Funds within
                                            predetermined strategy ranges set
                                            forth below. The portfolio manager
                                            will make allocation decisions
                                            according to his outlook for the
                                            economy, financial markets and
                                            relative market valuation of the
                                            Underlying Funds.

                                            The Fund will invest 45% to 75% of
                                            its assets in Underlying Funds which
                                            invest primarily in equity
                                            securities including the equity
                                            portion of the Balanced Fund, 25% to
                                            55% of its assets in Underlying
                                            Funds which invest primarily in
                                            fixed income securities including
                                            the fixed income portion of the
                                            Balanced Fund and up to 15% of its
                                            assets in Underlying Funds which are
                                            money market funds. The Fund will
                                            invest its assets in the following
                                            Underlying Funds within the strategy
                                            ranges (expressed as a percentage of
                                            the Fund's total assets) indicated
                                            below:

                                                                                                           Investment Range
                                            Underlying Fund                                          (Percentage of Fund Assets)
                                            ---------------                                          ---------------------------

                                            Stock Funds

                                            Growth and Income Stock Fund                                         0%-75%
                                            Balanced Fund                                                        0%-50%
                                            Small Company Growth Fund                                            0%-50%
                                            International Equity Fund                                            0%-50%
                                            Large Company Growth Fund                                            0%-75%
                                            Equity Index Fund                                                    0%-75%

                                            Bond Funds

                                            Short-Intermediate U.S. Government Income Fund                       0%-55%
                                            Intermediate U.S. Government Bond Fund                               0%-55%
                                            Intermediate Corporate Bond Fund                                     0%-55%

                                            Money Market Funds

                                            U.S. Treasury Fund                                                   0%-15%
                                            Prime Money Market Fund                                              0%-15%


                                            The Underlying Funds are described
                                            earlier in this Prospectus.

                                            The Fund may also invest in certain
                                            other equity securities in addition
                                            to those described above. For a more
                                            complete description of the various
                                            securities in which the Fund may
                                            invest, please see the Additional
                                            Investment Strategies and Risks on
                                            page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS                  Your investment in the Fund may be
                                            subject to the following principal
                                            risks:

                                            INVESTING IN MUTUAL FUNDS: The
                                            Fund's investments are concentrated
                                            in the Underlying Funds, so the
                                            Fund's investment performance is
                                            directly related to the performance
                                            of those Underlying Funds. Before
                                            investing in the Fund, investors
                                            should assess the risks associated
                                            with the Underlying Funds in which
                                            the Fund invests and the types of
                                            investments made by those Underlying
                                            Funds. In addition, since the Fund
                                            must allocate its investments among
                                            the Underlying Funds, the Fund does
                                            not have the same flexibility to
                                            invest as a mutual fund without
                                            these constraints. As a result, you
                                            could lose money by investing in the
                                            Fund, particularly if there is a
                                            sudden decline in the share prices
                                            of the Underlying Fund's holdings.

                                            EQUITY FUNDS: The Fund invests in
                                            Underlying Funds that invest
                                            primarily in equity securities,
                                            which are subject to market risk.
                                            Stocks and other equity securities
                                            fluctuate in price, often based on
                                            factors unrelated to the issuers'
                                            value, and such fluctuations can be
                                            pronounced. Equity Funds may also be
                                            subject to investment style risk
                                            which is the risk that the
                                            particular market segment on which a
                                            Fund focuses will underperform other
                                            kinds of investments.

                                            FIXED INCOME FUNDS: The Fund also
                                            invests in Underlying Funds that
                                            invest primarily in fixed income
                                            securities, which are subject to
                                            interest rate and credit risk.
                                            Interest rate risk is the potential
                                            for a decline in bond prices due to
                                            rising interest rates. Credit risk
                                            is the possibility that the issuer
                                            of a fixed-income security will fail
                                            to make timely payments of interest
                                            or principal, or that the security
                                            will have its credit rating
                                            downgraded.

                                            The Fund may trade securities
                                            actively, which could increase its
                                            transaction costs (thereby lowering
                                            its performance) and may increase
                                            the amount of taxes that you pay. If
                                            the Fund invests in securities with
                                            additional risks, its share price
                                            volatility accordingly could be
                                            greater and its performance lower.
                                            For more information about these
                                            risks, please see the Additional
                                            Investment Strategies and Risks on
                                            page X.

RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this page shows                      PERFORMANCE BAR CHART AND TABLE
how the Capital Manager Moderate Growth
Fund has performed and how its                 Year-by-Year Total Returns as of 12/31 for Class A Shares(1)
performance has varied from year to
year. The bar chart shows the
performance of the Fund's Class A
Shares for its first full calendar year
of operations. The table below it
compares the Fund's performance over
time to that of the S&P 500(R) Index, a
widely recognized, unmanaged index of
common stocks, and the Lehman Brothers
Intermediate Government Bond Index, an
unmanaged index representative of the
total return of government bonds with      The bar chart above does not reflect the impact of any applicable sales
maturities of less than 10 years. Of       charges or account fees which would reduce returns. Additionally, the
course, past performance does not          performance information shown above is based on a calendar year.  The
indicate how the Fund will perform in      Fund's total return for the nine-month period ended September 30, 1999 was
the future.                                ______%.

                                           ----------------------------------------------------------------------------
                                                    Best  quarter:
                                                    Worst quarter:
                                           ----------------------------------------------------------------------------


The returns for Class B shares will
differ from the Class A share returns
shown in the bar chart because of
differences in expenses of each class.
The table assumes that Class B
shareholders redeem all of their fund
shares at the end of the period
indicated.



   AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1999)(1)

                                                                        1 YEAR          SINCE INCEPTION
----------------------------------------------------------------- ------------------- --------------------
CLASS A SHARES (with 4.50% sales charge)                                                    1/29/98
----------------------------------------------------------------- ------------------- --------------------
    CAPITAL MANAGER MODERATE GROWTH FUND                                     %                   %
----------------------------------------------------------------- ------------------- --------------------
    S&P 500(R) INDEX                                                         %                   %
----------------------------------------------------------------- ------------------- --------------------
    LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND FUND                        %                   %
----------------------------------------------------------------- ------------------- --------------------

----------------------------------------------------------------- ------------------- --------------------
CLASS B SHARES (with applicable Contingent Deferred Sales                                   1/29/98
Charge)
----------------------------------------------------------------- ------------------- --------------------
    CAPITAL MANAGER MODERATE GROWTH FUND                                     %                   %
----------------------------------------------------------------- ------------------- --------------------
    S&P 500(R) INDEX                                                         %                   %
----------------------------------------------------------------- ------------------- --------------------
    LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND FUND                        %                   %
----------------------------------------------------------------- ------------------- --------------------

(1) Both charts assume reinvestment of dividends and distributions.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------

As an investor in the Capital Manager       Shareholder
Moderate Growth Fund, you will pay the      Transaction
following fees and expenses when you        Expenses (fees
buy and hold shares. Shareholder            paid by you
transaction fees are paid from your         directly)(1)                      CLASS A SHARES            CLASS B SHARES
account. Annual Fund operating
expenses are paid out of Fund assets,
and are reflected in the share price.       Maximum Sales
                                            Charge (load)
                                            on Purchases                             4.50%(2)                  None
                                            ----------------------------- ------------------------- -------------------------

                                            Maximum Deferred
                                            Sales Charge (load)                      None                      5.00%(3)

                                            Redemption Fee(4)                           0%                        0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)                      CLASS A SHARES            CLASS B SHARES
                                            ----------------------------- ------------------------- -------------------------
CONTINGENT DEFERRED SALES CHARGE
                                            Management Fee(5)                        0.25%                     0.25%
Some Fund share classes impose a back end
sales charge (load) if you sell your
shares before a certain period of time has
elapsed. This is called a Contingent
Deferred Sales Charge.
                                            ----------------------------- ------------------------- -------------------------
                                            Distribution and
                                            Service (12b-1) Fee(5)                   0.50%                     1.00%
                                            ----------------------------- ------------------------- -------------------------
                                            Other Expenses(5)                            %                         %
                                            ----------------------------- ------------------------- -------------------------
                                            Total Fund
                                            Operating Expenses(5), (6)                   %                         %
                                            ----------------------------- ------------------------- -------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

(3) A CDSC on Class B shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

(4) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(5) During the last fiscal year, management fees paid by the Fund were limited to _____%. Additionally, distribution and service (12b-1) fees for Class A Shares were limited to ___% and other expenses for each class were limited to ___%. Total expenses after fee waivers and expense reimbursements for each class are: Class A shares, ___%; and Class B shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(6) In addition to the expenses shown above, if you buy and hold shares of the Fund you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio for each class of shares is as follows: Class A Shares, __%; and Class B Shares, ___%.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES WITH THOSE OF OTHER FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE
FOLLOWING:
    O $10,000 INVESTMENT
    O 5% ANNUAL RETURN
    O REDEMPTION AT THE END OF EACH PERIOD
    O NO CHANGES IN THE FUND'S OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.

     CAPITAL MANAGER MODERATE           1        3          5         10
     GROWTH  FUND                      Year    Years      Years     Years

     Class A Shares                     $        $          $         $
     -------------------------------- ------- --------- ---------- ---------
     Class B Shares
       Assuming Redemption              $        $          $         $

       Assuming No Redemption           $        $          $         $
     -------------------------------- ------- --------- ---------- ---------

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

BB&T CAPITAL MANAGER GROWTH FUND

INVESTMENT OBJECTIVE                        The Fund seeks capital appreciation
                                            by investing primarily in a group of
                                            diversified BB&T Funds which invest
                                            primarily in equity securities.

PRINCIPAL INVESTMENT STRATEGIES             To pursue this goal, the Fund
                                            allocates its assets among the
                                            Underlying Funds within
                                            predetermined strategy ranges set
                                            forth below. The portfolio manager
                                            will make allocation decisions
                                            according to his outlook for the
                                            economy, financial markets and
                                            relative market valuation of the
                                            Underlying Funds.

                                            The Fund will invest 60% to 90% of
                                            its assets in Underlying Funds which
                                            invest primarily in equity
                                            securities including the equity
                                            portion of the Balanced Fund, 10% to
                                            40% of its assets in Underlying
                                            Funds which invest primarily in
                                            fixed income securities including
                                            the fixed income portion of the
                                            Balanced Fund and up to 10% of its
                                            assets in Underlying Funds which are
                                            money market funds. The Fund will
                                            invest its assets in the following
                                            Underlying Funds within the strategy
                                            ranges (expressed as a percentage of
                                            the Fund's total assets) indicated
                                            below:

                                                                                                 Investment Range
                                            Underlying Fund                                (Percentage of Fund Assets)
                                            ---------------                                ---------------------------

                                            Stock Funds

                                            Growth and Income Stock Fund                                 0%-90%
                                            Balanced
                                            Fund                                                         0%-65%
                                            Small Company Growth Fund                                    0%-65%
                                            International Equity Fund                                    0%-65%
                                            Large Company Growth Fund                                    0%-90%
                                            Equity Index Fund                                            0%-90%

                                            Bond Funds

                                            Short-Intermediate U.S. Government Income Fund               0%-40%
                                            Intermediate U.S. Government Bond Fund                       0%-40%
                                            Intermediate Corporate Bond Fund                             0%-40%

                                            Money Market Funds

                                            U.S. Treasury Fund                                           0%-10%
                                            Prime Money Market Fund                                      0%-10%

                                            The Underlying Funds are described
                                            earlier in this Prospectus.

                                            The Fund may also invest in certain
                                            other equity securities in addition
                                            to those described above. For a more
                                            complete description of the various
                                            securities in which the Fund may
                                            invest, please see the Additional
                                            Investment Strategies and Risks on
                                            page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS                  Your investment in the Fund may be
                                            subject to the following principal
                                            risks:

                                            INVESTING IN MUTUAL FUNDS: The
                                            Fund's investments are concentrated
                                            in the Underlying Funds, so the
                                            Fund's investment performance is
                                            directly related to the performance
                                            of those Underlying Funds. Before
                                            investing in the Fund, investors
                                            should assess the risks associated
                                            with the Underlying Funds in which
                                            the Fund invests and the types of
                                            investments made by those Underlying
                                            Funds. In addition, since the Fund
                                            must allocate its investments among
                                            the Underlying Funds, the Fund does
                                            not have the same flexibility to
                                            invest as a mutual fund without
                                            these constraints. As a result, you
                                            could lose money by investing in the
                                            Fund, particularly if there is a
                                            sudden decline in the share prices
                                            of the Underlying Fund's holdings.

                                            EQUITY FUNDS: The Fund invests in
                                            Underlying Funds that invest
                                            primarily in equity securities,
                                            which are subject to market risk.
                                            Stocks and other equity securities
                                            fluctuate in price, often based on
                                            factors unrelated to the issuers'
                                            value, and such fluctuations can be
                                            pronounced. Equity Funds may also be
                                            subject to investment style risk
                                            which is the risk that the
                                            particular market segment on which a
                                            Fund focuses will underperform other
                                            kinds of investments.

                                            FIXED INCOME FUNDS: The Fund also
                                            invests in Underlying Funds that
                                            invest primarily in fixed income
                                            securities, which are subject to
                                            interest rate and credit risk.
                                            Interest rate risk is the potential
                                            for a decline in bond prices due to
                                            rising interest rates. Credit risk
                                            is the possibility that the issuer
                                            of a fixed-income security will fail
                                            to make timely payments of interest
                                            or principal, or that the security
                                            will have its credit rating
                                            downgraded.

                                            The Fund may trade securities
                                            actively, which could increase its
                                            transaction costs (thereby lowering
                                            its performance) and may increase
                                            the amount of taxes that you pay. If
                                            the Fund invests in securities with
                                            additional risks, its share price
                                            volatility accordingly could be
                                            greater and its performance lower.
                                            For more information about these
                                            risks, please see the Additional
                                            Investment Strategies and Risks on
                                            page X.

RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this page                            PERFORMANCE BAR CHART AND TABLE
shows how the Capital Manager Growth
Fund has performed and how its               Year-by-Year Total Returns as of 12/31 for Class A Shares(1)
performance has varied from year to
year.  The bar chart shows the
performance of the Fund's Class A
Shares for its first full calendar
year of operations.  The table below
it compares the Fund's performance
over time to that of the S&P 500(R)
Index, a widely recognized, unmanaged
index of common stocks, and the
Lehman Brothers Intermediate
Government Bond Index, an unmanaged
index representative of the total
return of government bonds with
maturities of less than 10 years.  Of
course, past performance does not          The bar chart above does not reflect the impact of any applicable sales
indicate how the Fund will perform in      charges or account fees which would reduce returns. Additionally, the
the future.                                performance information shown above is based on a calendar year.  The
                                           Fund's total return for the nine-month period ended September 30, 1999 was
                                           ______%.


                                           ----------------------------------------------------------------------------
                                                    Best  quarter:
                                                    Worst quarter:
                                           ----------------------------------------------------------------------------

The returns for Class B shares will
differ from the Class A share returns
shown in the bar chart because of
differences in expenses of each class.
The table assumes that Class B
shareholders redeem all of their fund
shares at the end of the period
indicated.


   AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1999)(1)

                                                                        1 YEAR          SINCE INCEPTION
----------------------------------------------------------------- ------------------- --------------------
CLASS A SHARES (with 4.50% sales charge)                                                    1/29/98
----------------------------------------------------------------- ------------------- --------------------
    CAPITAL MANAGER CONSERVATIVE GROWTH FUND                               %                   %
----------------------------------------------------------------- ------------------- --------------------
    S&P 500(R) INDex                                                       %                   %
----------------------------------------------------------------- ------------------- --------------------
    LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND FUND                      %                   %
----------------------------------------------------------------- ------------------- --------------------

----------------------------------------------------------------- ------------------- --------------------
CLASS B SHARES (with applicable Contingent Deferred Sales                                   1/29/98
Charge)
----------------------------------------------------------------- ------------------- --------------------
    CAPITAL MANAGER CONSERVATIVE GROWTH FUND                               %                   %
----------------------------------------------------------------- ------------------- --------------------
    S&P 500(R) INDex                                                       %                   %
----------------------------------------------------------------- ------------------- --------------------
    LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND FUND                      %                   %
----------------------------------------------------------------- ------------------- --------------------

(1) Both charts assume reinvestment of dividends and distributions.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------

As an investor in the Capital Manager       Shareholder
Growth Fund, you will pay the               Transaction
following fees and expenses when you        Expenses (fees
buy and hold shares. Shareholder            paid by you
transaction fees are paid from your         directly)(1)                      CLASS A SHARES            CLASS B SHARES
account. Annual Fund operating
expenses are paid out of Fund assets,
and are reflected in the share price.       Maximum Sales
                                            Charge (load)
                                            on Purchases                            4.50%(2)                    None
                                            ----------------------------- ------------------------- -------------------------

                                            Maximum Deferred
                                            Sales Charge (load)                     None                      5.00%(3)

                                            Redemption Fee(4)                          0%                        0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)                      CLASS A SHARES            CLASS B SHARES
                                            ----------------------------- ------------------------- -------------------------
CONTINGENT DEFERRED SALES CHARGE
                                            Management Fee(5)                       0.25%                     0.25%
Some Fund share classes impose a back end
sales charge (load) if you sell your
shares before a certain period of time has
elapsed. This is called a Contingent
Deferred Sales Charge.
                                            ----------------------------- ------------------------- -------------------------
                                            Distribution and
                                            Service (12b-1) Fee(5)                   0.50%                     1.00%
                                            ----------------------------- ------------------------- -------------------------
                                            Other Expenses(5)                            %                         %
                                            ----------------------------- ------------------------- -------------------------
                                            Total Fund
                                            Operating Expenses(5), (6)                   %                         %
                                            ----------------------------- ------------------------- -------------------------

(1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

(3) A CDSC on Class B shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

(4) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(5) During the last fiscal year, management fees paid by the Fund were limited to _____%. Additionally, distribution and service (12b-1) fees for Class A Shares were limited to ___% and other expenses for each class were limited to ___%. Total expenses after fee waivers and expense reimbursements for each class are: Class A shares, ___%; and Class B shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(6) In addition to the expenses shown above, if you buy and hold shares of the Fund you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio for each class of shares is as follows: Class A Shares, __%; and Class B Shares, ___%.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES WITH THOSE OF OTHER FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE
FOLLOWING:
    O $10,000 INVESTMENT
    O 5% ANNUAL RETURN
    O REDEMPTION AT THE END OF EACH PERIOD
    O NO CHANGES IN THE FUND'S OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.

     CAPITAL MANAGER GROWTH  FUND       1        3          5         10
                                       Year    Years      Years     Years
     Class A Shares
                                        $        $          $         $
     -------------------------------- ------- --------- ---------- ---------
     Class B Shares
       Assuming Redemption              $        $          $         $

       Assuming No Redemption           $        $          $         $
     -------------------------------- ------- --------- ---------- ---------

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

STOCK FUNDS
-----------

GROWTH AND INCOME STOCK FUND - Under normal market conditions, the Fund will invest at least 65% of its total assets in stocks, which may include common stock, preferred stock, warrants, or debt instruments that are convertible to common stock. Equity securities purchased by the Growth and Income Stock Fund will be either traded on a domestic securities exchange or quoted in the NASDAQ/NYSE system.

BALANCED FUND - The Fund will normally invest in equity securities consisting of common stocks but may also invest in other equity-type securities such as warrants, preferred stocks and convertible securities.

As a fundamental policy, the Fund will invest at least 25% of its total assets in fixed-income senior securities. Fixed-income securities include debt securities, preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed-income characteristics of those securities. The Fund may also invest in collateralized mortgage obligations ("CMOs").

The Fund may only invest in bonds, notes and debentures that are investment grade, which are those securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization (an "NRSRO") at the time of purchase, or if not rated, found by the Advisor under guidelines established by the Trust's Board of Trustees to be of comparable quality. If the rating of any debt securities held by the Fund falls below the fourth highest rating, the Fund will not have to dispose of those obligations and may continue to hold them if the portfolio manager considers it to be appropriate.

The Fund may invest in short-term obligations in order to acquire interest income combined with liquidity. For temporary defensive purposes, these investments may constitute 100% of the Fund's portfolio.

LARGE COMPANY GROWTH FUND - As a matter of fundamental policy, at least 65% of the Fund's total assets will be invested in companies whose weighted average capitalization is in excess of the market median capitalization of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R) Index").1

SMALL COMPANY GROWTH FUND - At least 65% of the Fund's total assets will be invested in small companies with a market capitalization under $2 billion at the time of purchase.

INTERNATIONAL EQUITY FUND - The Fund normally invests at least 65% of its total assets in the equity securities of foreign issuers and normally invests at least 80% of its total assets in equity securities. The Fund invests primarily in equity securities of issuers located in countries included in the Morgan Stanley Capital International Europe, Australasia and the Far East ("EAFE") Index. The EAFE Index is an index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries. Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom are currently included in the EAFE Index.

         From time to time the Fund may invest more than 25% of its total assets in the securities of issuers located in countries such as France, Germany, Japan, and the United Kingdom.

The Fund may invest in both sponsored and unsponsored ADRs, European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments.

The Fund may also invest its assets in equity securities of issuers located in countries with emerging economies or securities markets. The Fund intends to limit its investment in such countries to 20% of its total assets. The Fund may (but is not required to) use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the Euro relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions.

ALL STOCK FUNDS (EXCEPT THE INTERNATIONAL EQUITY FUND): FOREIGN SECURITIES - Each Fund may invest in foreign securities through the purchase of ADRs or the purchase of securities on the New York Stock Exchange. However, a Fund will not do so if immediately after a purchase and as a result of the purchase the total value of foreign securities owned by the Fund would exceed 25% of the value of its total assets.

Bond Funds
----------

SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND - At least 65% of the Fund's assets will be invested on U.S. Government Securities. The Fund may invest up to 35% of its total assets in bonds, notes and debentures of corporate issuers. The Fund invests in bonds, notes and debentures only if they are high grade (rated at time of purchase in one of the three highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable quality.

The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

INTERMEDIATE U.S. GOVERNMENT BOND FUND - The Fund will also invest primarily in U.S. Government Securities, and at least 65% of its total assets will be invested in bonds. Bonds for this purpose include both bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the U.S. Government. The Fund may invest up to 35% of its total assets in bonds, notes and debentures of corporate issuers. The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies. The Fund invests in bonds, notes and debentures only if they are high grade (rated at time of purchase in one of the three highest rating categories by an NRSRO), or are determined by the portfolio manager to be of comparable quality.

The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies.


INTERMEDIATE CORPORATE BOND FUND - At least 65% of the Fund's total assets will be invested in investment grade corporate bonds (rated in one of the top four rating categories by an NRSRO, such as Moody's or S&P, at the time of purchase or that are determined by the Adviser to be of comparable quality). Additionally, at least 80% of the Fund's assets will normally be invested in a combination of investment grade corporate bonds and U.S. Government Securities.

The Fund may invest up to 15% of its total assets in corporate debt obligations that are not investment grade, but are rated in any category below BBB or Baa or are of comparable quality in the judgment of the Adviser (i.e. "junk bonds") and may include bonds in default. To the extent consistent with SEC rules, the Fund may invest in non-investment grade securities by investing in other investment companies that primarily invest in such securities.


(1) THE "S&P 500" IS A REGISTERED SERVICE MARK OF STANDARD & POOR'S CORPORATION, WHICH DOES NOT SPONSOR AND IS IN NO WAY AFFILIATED WITH THE FUND.

The Fund may invest in debt obligations of foreign corporations, banks and governments that are denominated either in U.S. dollars or foreign currency. The Fund will not invest more than 25% of its total assets in such obligations.

The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

ALL TAXABLE BOND FUNDS - Mortgage-related securities purchased by the Taxable Bond Funds will be either (i) issued by U.S. Government-owned or sponsored corporations or (ii) rated in the highest category by an NRSRO at the time of purchase, (for example, rated Aaa by Moody's or AAA by S&P), or, if not rated, are of comparable quality as determined by the Advisor.

NORTH CAROLINA INTERMEDIATE TAX-FREE FUND - Under normal market conditions, the Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of North Carolina and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and North Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("North Carolina Tax-Exempt Obligations").

For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than North Carolina tax-exempt obligations to over 10% of its assets.

SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND - Under normal market conditions, the Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of South Carolina and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and South Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("South Carolina Tax-Exempt Obligations").

For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than South Carolina tax-exempt obligations to over 10% of its assets.

VIRGINIA INTERMEDIATE TAX-FREE FUND - Under normal market conditions, the Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of Virginia and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and Virginia personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("Virginia Tax-Exempt Obligations").

For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Virginia tax-exempt obligations to over 10% of its assets.

ALL TAX-FREE BOND FUNDS - Each Fund will invest in Tax-Exempt Obligations which are rated at the time of purchase in one of the three highest categories by an NRSRO in the case of bonds; one of the two highest categories by an NRSRO in the case of notes; rated "SP-1" or higher by S&P or "MIG-2" or higher by Moody's or rated at a comparable level of quality by another NRSRO in the case of tax-exempt commercial paper; or rated "VMIG-1" or higher by Moody's or rated at a comparable level of quality by another NRSRO in the case of variable rate demand obligations or, if unrated, determined to be of comparable quality.

Each Fund may invest up to 10% of its total assets in taxable obligations or debt securities, the interest income from which may be subject to the federal alternative minimum tax for individual shareholders.

ALL BOND FUNDS: PORTFOLIO MATURITY - Certain debt securities such as, but not limited to, mortgage backed securities, CMOs and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating a Fund's weighted average portfolio maturity, the effective maturity of these securities will be used.

Money Market Funds
------------------

PRIME MONEY MARKET FUND - Under normal market conditions, at least 25% of the Fund's total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements relating to such obligations. However, for temporary defensive purposes during periods when the Adviser or Sub-Adviser believes that maintaining this concentration may be inconsistent with the best interests of Shareholders, the Fund will not maintain this concentration. Money market instruments of companies in the financial services industry include, but are not limited to, certificates of deposit, commercial paper, bankers' acceptances, demand and time deposits, and bank notes. These money market obligations are issued by domestic or foreign banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies and a variety of firms in the insurance field. Financial service companies offering money market issues must have total assets of $1 billion or more before their issues can be considered for investment. The Fund will not purchase securities issued by PNC Bank or BB&T or any of their affiliates.

The Fund may invest in debt obligations of foreign corporations and banks including Eurodollar Time Deposits and Yankee Certificates of Deposit.

TAX-FREE MONEY MARKET FUND - As a fundamental policy, except during periods of unusual market conditions or during temporary defensive periods, the Fund will invest substantially all, but in no event less than 80%, of its total assets in Municipal Securities with remaining maturities of 397 days (thirteen months) or less as determined in accordance with the rules of the SEC.

The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securities (other than U.S. Government securities, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing the right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of BB&T Funds. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

o Securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by guarantees or other credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);
o    securities that are issued or guaranteed by a person with such ratings;
o securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; or
o shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

Funds of Funds
--------------

The Funds of Funds' net asset values will fluctuate with changes in the equity markets and the value of the Underlying Funds in which they invest. Each Fund of Funds' investment return is diversified by its investment in the Underlying Funds, which invest in growth and income stocks, foreign securities, debt securities, and cash and cash equivalents.

With their remaining assets, the Funds of Funds may make direct investments in any domestic and foreign securities and other instruments which the Underlying Funds may purchase, as described in this prospectus. The Funds of Funds and the Underlying Funds may also hold cash for liquidity purposes.

ALL STOCK FUNDS, BOND FUNDS AND FUNDS OF FUNDS: TEMPORARY DEFENSIVE MEASURES - If deemed appropriate under the circumstances, each Stock Fund, Bond Fund, and Fund of Funds may increase its holdings in short-term obligations to up to 100% of its total assets. Under normal market conditions, each Stock Fund (except the Small Company Growth Fund and International Equity Fund) and the Taxable Bond Funds will limit its investment in short-term obligations to 35% of its assets, while the Small Company Growth Fund will limit its investment in short-term obligations to 20% of its assets.

INVESTMENT PRACTICES
--------------------

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

FUND NAME                                                 FUND CODE
---------                                                 ---------

Growth and Income Stock Fund                                  1
Balanced Fund                                                 2
Large Company Growth Fund                                     3
Small Company Growth Fund                                     4
International Equity Fund                                     5

Short Intermediate U.S. Government Income Fund                6
Intermediate U.S. Government Bond Fund                        7

Intermediate Corporate Bond Fund                              8
North Carolina Intermediate Tax-Free Fund                     9
South Carolina Intermediate Tax-Free Fund                     10
Virginia Intermediate Tax-Free Fund                           11

Prime Money Market Fund                                       12
U.S. Treasury Money Market Fund                               13
Tax-Free Money Market Fund                                    14

Capital Manager Conservative Growth Fund                      15
Capital Manager Moderate Growth Fund                          16
Capital Manager Growth Fund                                   17

                     INSTRUMENT                                   FUND CODE             RISK TYPE
                     ----------                                   ---------             ---------
AMERICAN DEPOSITORY RECEIPTS (ADRS):  ADRs are                       1-5                Market
foreign shares of a company held by a U.S. bank that                                    Political
issues a receipt evidencing ownership.                                                  Foreign Investment

ASSET-BACKED SECURITIES: Securities secured by                   2, 6-8, 12             Pre-payment
company receivables, home equity loans, truck and                                       Market
auto loans, leases, credit card receivables and                                         Credit
other securities backed by other types of                                               Interest Rate
receivables or other assets.                                                            Regulatory
                                                                                        Liquidity

BANKERS' ACCEPTANCES: Bills of exchange or time                     2, 12               Credit
drafts drawn on and accepted by a commercial bank.                                      Liquidity
Maturities are generally six months or less.                                            Market
                                                                                        Interest Rate

BONDS:  Interest-bearing or discounted government or             2, 6-8, 12             Market
corporate securities that obligate the issuer to pay                                    Credit
the bondholder a specified sum of money, usually at                                     Interest Rate
specific intervals, and to repay the principal
amount of the loan at maturity.

CALL AND PUT OPTIONS: A call option gives the buyer                  1-5                Management
the right to buy, and obligates the seller of the                                       Liquidity
option to sell, a security at a specified price. A                                      Credit
put option gives the buyer the right to sell, and                                       Market
obligates the seller of the option to buy a security                                    Leverage
at a specified price.  The Funds will sell only
covered call and secured put options.

CERTIFICATES OF DEPOSIT: Negotiable instruments with                2, 12               Market
a stated maturity.                                                                      Credit
                                                                                        Liquidity
                                                                                        Interest Rate

COMMERCIAL PAPER: Secured and unsecured short-term             1-3, 12, 14-17           Credit
promissory notes issued by corporations and other                                       Liquidity
entities. Maturities generally vary from a few days                                     Market
to nine months.                                                                         Interest Rate

COMMON STOCK: Shares of ownership of a company.                      1-5                Market

CONVERTIBLE SECURITIES: Bonds or preferred stock                   1-5, 8               Market
that convert to common stock.                                                           Credit
DERIVATIVES:  Instruments whose value is derived                 1-11, 14-17            Management
from an underlying contract, index or security, or                                      Market
any      combination thereof, including futures,                                        Credit
options  (e.g., put and calls), options on futures,                                     Liquidity
swap agreements, and some mortgage-backed securities.                                   Leverage
                                                                                        Interest Rate

FOREIGN SECURITIES: Stocks issued by foreign                     1-5, 8, 12             Market
companies, as well as commercial paper of foreign                                       Political
issuers and obligations of foreign banks, overseas                                      Liquidity
branches of U.S. banks and supranational entities.                                      Foreign Investment

FUTURES AND RELATED OPTIONS: A contract providing                1-5, 15-17             Management
for the future sale and purchase of a specified                                         Market
amount of a specified security, class of securities,                                    Credit
or an index at a specified time in the future and at                                    Liquidity
a specified price.                                                                      Leverage

HIGH-YIELD/HIGH-RISK/DEBT SECURITIES:  High-yield/                    8                 Credit
high-risk/debt securities are securities that are                                       Market
rated below investment grade by the primary rating                                      Liquidity
agencies (e.g., BB or lower by Standard & Poor's and                                    Interest Rate
Ba or lower by Moody's).  These securities are
considered speculative and involve greater  risk of
loss than investment grade debt securities.  Other
terms commonly used to describe such securities
include "lower rated bonds," "non-investment grade
bonds" and "junk bonds."

INDEX-BASED SECURITIES:  Index-based securities such                 1-5                Market
as Standard & Poor's Depository Receipts ("SPDRs")
and NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"),
represent ownership in a long-term unit investment
trust that holds a portfolio of common stocks
designed to track the price performance and dividend
yield of an index, such as the S&P 500 Index or the
NASDAQ-100 Index. Index-based securities entitle a
holder to receive proportionate quarterly cash
distributions corresponding to the dividends that
accrue to the index stocks in the

underlying portfolio, less trust expenses.

INVESTMENT COMPANY SECURITIES: Shares of investment              1-12, 14-17            Market
companies.  A Fund (except the Funds of Funds) may
invest up to 5% of its assets in the shares of any
one registered investment company, but may not own
more than 3% of the securities of any one registered
investment company or invest more than 10% of its
assets in the securities of other registered
investment companies.  These registered investment
companies may include money market funds of BB&T
Funds and shares of other registered investment
companies for which the Adviser to a Fund or any of
their affiliates serves as investment adviser,
administrator or distributor.  The Money Market
Funds may only invest in shares of other investment
companies with similar objectives.

SHORT-TERM OBLIGATIONS:  High quality U.S.                        1-11, 15-17             Market
dollar-denominated debt securities that have remaining                                    Credit
maturities of one year or less.  These securities may
include U.S. government obligations, domestic and
foreign commercial paper (including variable-amount
master demand notes), bankers' acceptances,
certificates of deposit and demand and time deposits of
domestic and foreign branches of U.S. banks and foreign
banks, and repurchase agreements.  These investments
are limited to those obligations which, at the time of
purchase, (i) possess one of the two highest short-term
ratings from at least two NRSROs (for example,
commercial paper rated "A-1" or "A-2" by S&P and "P-1"
or "P-2" by Moody's), or (ii) do not possess a rating
(i.e., are unrated) but are determined by the Adviser
or Sub-Adviser to be of comparable quality.

MORTGAGE-BACKED SECURITIES: Debt obligations secured                6-8, 12               Pre-payment
by real estate loans and pools of loans.  These                                           Market
include collateralized mortgage obligations and real                                      Credit
estate mortgage investment conduits.                                                      Regulatory

MUNICIPAL SECURITIES: Securities issued by a state                 9-11, 14               Market
or political subdivision to obtain funds for various                                      Credit
public purposes Municipal securities include private                                      Political
activity bonds and industrial development bonds, as                                       Tax
well as general obligation bonds, tax anticipation                                        Regulatory
notes, bond anticipation notes, revenue anticipation
notes, project notes, other short-term tax-exempt
obligations, municipal leases, and obligations

of municipal housing authorities (single family revenue bonds).

There are two general types of municipal bonds:
General-obligations bonds, which are secured by the taxing power of the issuer and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited, to certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district issues which are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.

PREFERRED STOCKS:  Preferred Stocks are equity                        1-5                 Market
securities that generally pay dividends at a
specified rate and have preference over common stock
in the payment of dividends and liquidation.
Preferred stock generally does not carry voting
rights.

REPURCHASE AGREEMENTS: The purchase of a security                    1-17                 Market
and the simultaneous commitment to return the                                             Leverage
security to the seller at an agreed upon price on an
agreed upon date.  This is treated as a loan.

RESTRICTED SECURITIES:  Securities not registered               2, 6, 7, 8, 12            Liquidity
under the Securities Act of 1933, such as privately                                       Market
placed commercial paper and Rule 144A securities.

REVERSE REPURCHASE AGREEMENT: The sale of a security              4, 5, 15-17             Market
and the simultaneous commitment to buy the security                                       Leverage
back at an agreed upon price on an agreed upon
date.  This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 33 1/3% of                  1-17                 Market
the Fund's total assets.  In return the Fund will                                         Leverage
receive cash, other securities, and/or letters of                                         Liquidity
credit.                                                                                   Credit

STAND-BY COMMITMENTS:  The Fund may acquire                           14
"stand-by commitments" with respect to Municipal
Securities held in its portfolio.  The Fund will
acquire stand-by commitments solely to facilitate
portfolio liquidity.

TIME DEPOSITS: Non-negotiable receipts issued by a                 12-14, 16              Liquidity
bank in exchange for the deposit of funds.                                                Credit
                                                                                          Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued              1-12, 15-17             Interest Rate
by agencies and instrumentalities of the U.S.                                             Credit
government. These include Ginnie Mae, Fannie Mae,
and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds,                   1-13, 15-17             Interest Rate
separately traded registered interest and principal
securities, and coupons under bank entry safekeeping.

VARIABLE AMOUNT MASTER DEMAND NOTES:  Unsecured                        2                  Credit
demand notes that permit the indebtedness to vary                                         Liquidity
and provide for periodic adjustments in the interest                                      Interest Rate
rate according to the terms of the instrument.
Because master demand notes are direct lending
arrangements between a Fund and the issuer, they are
not normally traded.  Although there is no secondary
market in these notes, the Fund may demand payment
of principal and accrued interest at specified
intervals.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations                9-12, 14               Credit
with interest rates which are reset daily, weekly,                                        Liquidity
quarterly or some other period and which may be                                           Market
payable to the Fund on demand.

WARRANTS: Securities, typically issued with                           1-5                 Market
preferred stock or bonds, that give the holder the                                        Credit
right to buy a proportionate amount of common stock
at a specified price.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                 2, 3, 9-12, 14            Market
Purchase or contract to purchase securities at a                                          Leverage
fixed price for delivery at a future date.  Under                                         Liquidity
normal market conditions, when-issued purchases and                                       Credit
forward commitments will not exceed 25% of the value
of a Fund's total assets.

YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS:  U.S.                       8                  Market
dollar denominated bonds issued by foreign                                                Credit
corporations or governments.  Sovereign bonds are                                         Interest Rate
those issued by the government of a foreign
country.  Supranational bonds are those issued by
supranational entities, such as the World Bank and
European Investment Bank. Canadian

bonds are those issued by Canadian provinces.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt                  2, 7-11               Credit
that pay no interest, but are issued at a discount                                        Market
from their value at maturity.  When held to                                               Interest Rate
maturity, their entire return equals the difference
between their issue price and their maturity value.

INVESTMENT RISKS
----------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better - or worse - than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

         HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.

         SPECULATIVE. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" - or repay - higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income
- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

SMALL COMPANY RISK. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

YEAR 2000 RISK. BB&T Funds depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, BB&T Funds could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. BB&T Funds has made inquiry of its service providers to determine whether they expect to have their computer systems adjusted for the year 2000 transition, and is seeking assurances from each service provider that it expects its system to accommodate the year 2000 transition without material adverse consequences to BB&T Funds. While it is likely that such assurances will be obtained, BB&T Funds and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or custodians, banks, broker-dealers or others with which BB&T Funds does business.

FUND MANAGEMENT
---------------

         THE INVESTMENT ADVISER

Branch Banking and Trust Company (BB&T or the "Adviser") is the adviser for the Funds. BB&T is the oldest bank in North Carolina and is the principal bank affiliate of BB&T Corporation, a bank holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 1999, BB&T Corporation had assets of approximately $____ billion. Through its subsidiaries, BB&T Corporation operates over 540 banking offices in Maryland, North Carolina, South Carolina, Virginia and Washington, D.C., providing a broad range of financial services to individuals and businesses.

In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Services Division since 1912. While BB&T has not provided investment advisory services to registered investment companies other than the BB&T Funds, it has experience in managing collective investment funds with investment portfolios and objectives comparable to those of the BB&T Funds. BB&T employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T has managed common and collective investment funds for its fiduciary accounts for more than 17 years and currently manages assets of more than $____ billion.

Through its portfolio management team, BB&T makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

For these advisory services, the Funds paid as follows during their fiscal year ended:

---------------------------------------------------------------------------------- --------------------------

---------------------------------------------------------------------------------- --------------------------
                                                                                     PERCENTAGE OF AVERAGE
                                                                                   NET ASSETS AS OF 09/30/99
---------------------------------------------------------------------------------- --------------------------
Growth and Income Stock Fund                                                                 .50%

---------------------------------------------------------------------------------- --------------------------
Balanced Fund                                                                                .50%

---------------------------------------------------------------------------------- --------------------------
Large Company Growth Fund                                                                    .50%

---------------------------------------------------------------------------------- --------------------------
Small Company Growth Fund                                                                    1.00%

---------------------------------------------------------------------------------- --------------------------
International Equity Fund                                                                    1.00%

---------------------------------------------------------------------------------- --------------------------
Short-Intermediate U.S. Government Income Fund                                               .50%

---------------------------------------------------------------------------------- --------------------------
Intermediate U.S. Government Bond Fund                                                       .50%

---------------------------------------------------------------------------------- --------------------------
Intermediate Corporate Bank Fund                                                             .50%

---------------------------------------------------------------------------------- --------------------------
North Carolina Intermediate Tax-Free Fund                                                    .50%

---------------------------------------------------------------------------------- --------------------------
South Carolina Intermediate Tax-Free Fund                                                    .50%

---------------------------------------------------------------------------------- --------------------------
Virginia Intermediate Tax-Free Fund                                                          .50%

---------------------------------------------------------------------------------- --------------------------

---------------------------------------------------------------------------------- --------------------------
Prime Money Market Fund                                                                      .30%

---------------------------------------------------------------------------------- --------------------------
U.S. Treasury Money Market Fund                                                              .40%

---------------------------------------------------------------------------------- --------------------------
Tax-Free Money Market Fund                                                                    __%

---------------------------------------------------------------------------------- --------------------------
Capital Manager Conservative Growth Fund                                                      __%

---------------------------------------------------------------------------------- --------------------------
Capital Manager Moderate Growth Fund                                                          __%

---------------------------------------------------------------------------------- --------------------------
Capital Manager Growth Fund                                                                   __%

---------------------------------------------------------------------------------- --------------------------

THE INVESTMENT SUB-ADVISERS

SMALL COMPANY GROWTH FUND. BlackRock Financial Management, Inc. ("BFMI") (formerly PNC Equity Advisors Company) serves as the Sub-Adviser to the Small Company Growth Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, BFMI manages the Fund, selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T and in accordance with the Small Company Growth Fund's investment objective, policies and restrictions.

BFMI is an indirect majority-owned subsidiary of PNC Bank, National Association ("PNC Bank"), the former Sub-Adviser to the Small Company Growth Fund, with offices located at 1600 Market Street, Philadelphia, Pennsylvania 19103. At September 30, 1999, BFMI had approximately $__ billion in discretionary assets under management, including $____ billion in mutual fund portfolios. PNC Bank is a wholly-owned indirect subsidiary of PNC Bank Corp.

INTERNATIONAL EQUITY FUND. BlackRock International, Ltd. ("BlackRock International") (formerly CastleInternational Asset Management Limited) serves as the Sub-Adviser to the International Equity Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, BlackRock International manages the Fund, selects investments and places all orders for purchases and sales of the International Equity Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T and in accordance with the International Equity Fund's investment objective, policies, and restrictions.

PRIME MONEY MARKET FUND AND TAX-FREE MONEY MARKET FUND. BlackRock Institutional Management Corporation ("BIMC") (formerly PNC Institutional Management Corporation) serves as the Sub-Adviser to the Prime Money Market Fund and the Tax-Free Money Market Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, BIMC manages each Fund, selects its investments and places all orders for purchases and sales of each Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T and in accordance with the Prime Money Market Fund's and the Tax-Free Money Market Fund's respective investment objective, policies and restrictions.

BIMC is a wholly owned subsidiary of BlackRock Advisors, Inc. ("BAI") (formerly PNC Asset Management Group, Inc.). BAI was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 345 Park Avenue, 29th Floor, New York, New York 10154. BAI is an indirect majority-owned subsidiary of PNC Bank Corp., a diversified financial services company. BIMC's principal business address is 400 Bellevue Parkway, 4th Floor, Wilmington, Delaware 19809.

PORTFOLIO MANAGERS

The primary portfolio manager for each Fund is as follows:

GROWTH AND INCOME STOCK FUND - Richard B. Jones has been the portfolio manager for the Growth and Income Stock Fund since February 1993. Since 1987, Mr. Jones has been a portfolio manager in the BB&T Trust Division. He is a Chartered Financial Analyst, and holds a B.S. in Business Administration from Miami,
(Ohio) University and an MBA from Ohio State University.

BALANCED FUND AND THE FUND OF FUNDS - David R. Ellis has been the portfolio manager for the Balanced Fund and the Fund of Funds since their inception. Since 1986, Mr. Ellis has been a portfolio manager in the BB&T Trust Division. He holds a B.S. degree in Business Administration from the University of North Carolina at Chapel Hill.

LARGE COMPANY GROWTH FUND - Daniel J. Rivera has been the portfolio manager for the Large Company Growth Fund since its inception. Mr. Rivera joined the BB&T staff in July, 1997, after BB&T's merger with United Carolina Bank. He had been Director of Investments at UCB since January, 1994. Mr. Rivera received a Bachelors degree in Languages from the Virginia Military Institute, and is a Chartered Financial Analyst.

SMALL COMPANY GROWTH FUND - William J. Wykle, has been the portfolio manager for the Small Company Growth Fund since its inception. Mr. Wykle has been an investment manager with BFMI since 1995 and has been a Portfolio Manager of the BlackRock Funds(SM) Small Cap Growth Equity Portfolio since its inception. From 1986 to 1995, he was an investment manager at PNC Bank and its predecessor, Provident National Bank.

INTERNATIONAL EQUITY FUND - Gordon Anderson has been the portfolio manager of the International Equity Fund since its inception. Mr. Anderson has served as Managing and Investment Director of BlackRock International since 1996. Prior to joining BlackRock International, Mr. Anderson was the Investment Director of Dunedin Fund Managers Ltd. Mr. Anderson. has been the Portfolio Manager for the BlackRock Funds(SM) International Equity Portfolio since 1996.

TAXABLE BOND FUNDS -Keith F. Karlawish has been the portfolio manager for the Intermediate U.S. Government Bond Fund and Short-Intermediate U.S. Government Income since September 1994 and the Intermediate Corporate Bond Fund since its inception. From June, 1993 to September, 1994, Mr. Karlawish was Assistant Manager of the Intermediate U.S. Government Bond Fund and the Short-Intermediate Fund. From September, 1991 to June, 1993, he was a Financial Analyst Team Leader for Branch Banking and Trust Co. Mr. Karlawish earned a B.S. in Business Administration from the University of Richmond, an MBA from the University of North Carolina at Chapel Hill and is a Chartered Financial Analyst.

TAX-FREE BOND FUNDS - C. Steven Brennaman has been the portfolio manager for the North Carolina Intermediate Tax-Free Fund since January 1988 and manager of the South Carolina Intermediate Tax-Free Fund and the Virginia Intermediate Tax-Free Fund since each Fund's inception. Mr. Brennaman joined BB&T after its merger with United Carolina Bank in July, 1997. He has been a Senior Portfolio Manager with UCB since June, 1995. MR. Brennaman holds a B.A. degree in Political Science from Mercer University and a M.S. degree in Management from Troy State University.


THE DISTRIBUTOR AND ADMINISTRATOR

BISYS Fund Services, Inc. (the "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219, serves as each Fund's administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

BISYS Fund Services, L.P. (the "Distributor"), an affiliate of the Administrator, serves as the distributor of each Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

The Statement of Additional Information has more detailed information about the Investment Adviser and other service providers.

SHAREHOLDER INFORMATION
-----------------------

CHOOSING A SHARE CLASS
----------------------

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

CLASS A SHARES

o        Stock Funds, Bond Funds and Funds of Funds:    Front-end sales charges, as described below.
         Money Market Funds:                            No sales charges
o        Distribution and service fees of 0.50% of average daily net assets.
o        OFFERED BY:
         Growth and Income Stock Fund                            South Carolina Intermediate Tax-Free Fund
         Balanced Fund                                           Virginia Intermediate Tax-Free Fund
         Large Company Growth Fund                               Prime Money Market Fund
         Small Company Growth Fund                               U.S. Treasury Money Market Fund
         International Equity Fund                               Tax-Free Money Market Fund
         Short-Intermediate U.S. Government Income Fund          Capital Manager Conservative Growth Fund
         Intermediate U.S. Government Bond Fund                  Capital Manager Moderate Growth Fund
         Intermediate Corporate Bond Fund                        Capital Manager Growth Fund
         North Carolina Intermediate Tax-Free Fund

CLASS B SHARES

o        No front-end sales charge; all your money goes to work for you right away.
o        Distribution and service (12b-1) fees of 1.00% of average daily net assets.
o        A deferred sales charge, as described on page X.
o        Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.
o        Maximum investment for all Class B purchases:  $250,000.
o        OFFERED BY:
         Growth and Income Stock Fund                            Prime Money Market Fund
         Balanced Fund                                           U.S. Treasury Money Market Fund
         Large Company Growth Fund                               Tax-Free Money Market Fund
         Small Company Growth Fund                               Capital Manager Conservative Growth Fund
         International Equity Fund                               Capital Manager Moderate Growth Fund
         Intermediate U.S. Government Bond Fund                  Capital Manager Growth Fund
         Intermediate Corporate Bond Fund

NOTE: Shareholders obtaining Class B Shares of a Money Market Fund upon an exchange of Class B Shares of any other Fund, will be requested to participate in the Auto Exchange Program in such a way that their Class B Shares have been withdrawn from the Money Market Fund within two years of purchase.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

The Funds also offer Trust Shares, which have their own expense structure and are only available to investors who are not fiduciary clients of Branch Banking and Trust Company and who are not otherwise eligible for Trust Shares. Call the Distributor for more information (see back cover of this prospectus).

SHAREHOLDER INFORMATION
-----------------------

PRICING OF FUND SHARES
----------------------

How NAV is Calculated

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:


                                      NAV =

                           TOTAL ASSETS - LIABILITIES
                           --------------------------
                                Number of Shares
                                   Outstanding

Generally, for Funds other than the Money Market Funds, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.

Money Market Funds

Per share net asset value (NAV) for each Fund is determined and its shares are priced twice a day. The NAV for the Prime Money Market Fund, the U.S. Treasury Money Market Fund and the Tax-Free Money Market Fund is determined at 12:00 p.m. Eastern time and at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received. This is what is known as the offering price.

Each Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

Other Funds

Per share net asset value (NAV) for each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

SHAREHOLDER INFORMATION

PURCHASING AND ADDING TO YOUR SHARES

You may purchase Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

  ACCOUNT TYPE               MINIMUM            MINIMUM
                        INITIAL INVESTMENT     SUBSEQUENT
  CLASS A OR
  CLASS B
  Regular              $       1,000         $      0

  Automatic
  Investment Plan      $          25         $     25



All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

A Fund may waive its minimum purchase requirement. The Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Throughout the year 2000, BB&T or BISYS is offering a special investment bonus of up to $50 in value for individuals who purchase Class A or B shares of a BB&T Fund (excluding Money Market Funds) through BB&T Investment Services. The minimum investment required to receive the investment bonus is $5000 and the minimum holding period is six months. One investment bonus is allowed per shareholder. For more information regarding the investment bonus, you should call your BB&T Investment Counselor or the BB&T Funds at 1-800-228-1872

--------------------------------------------------------------------------------
Avoid 31% Tax Withholding

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
-----------------------

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY REGULAR MAIL

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:
1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
2.  Make check, bank draft or money order payable to "BB&T Funds."
3.  Mail to: BB&T Funds
             P.O. Box 182533
             Columbus, OH 43218-2533

Subsequent:
1. Use the investment slip attached to your account statement. Or, if unavailable,
2.  Include the following information on a piece of paper:
    -   BB&T Funds/Fund name
    -   Share class
    -   Amount invested
    -   Account name
    -   Account number
    Include your account number on your check.

3.  Mail to: BB&T Funds
             P.O. Box 182533
             Columbus, OH 43218-2533

BY OVERNIGHT SERVICE

See instructions 1-2 above for subsequent investments.
4.  Send to: BB&T Funds
             c/o BISYS Fund Services
             Attn: T.A. Operations
             3435 Stelzer Road
             Columbus, OH 43219.

ELECTRONIC PURCHASES

Your bank must participate in the Automated Clearing House (ACH) and must be a
U. S. Bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-228-1872. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-228-1872 to arrange a transfer from your bank account.

SHAREHOLDER INFORMATION
-----------------------

PURCHASING AND ADDING TO YOUR SHARES

                                            ELECTRONIC VS. WIRE TRANSFER

                                            Wire transfers allow financial
                                            institutions to send funds to each
                                            other, almost instantaneously. With
                                            an electronic purchase or sale, the
                                            transaction is made through the
                                            Automated Clearing House (ACH) and
                                            may take up to eight days to clear.
                                            There is generally no fee for ACH
                                            transactions.



BY WIRE TRANSFER

NOTE:  YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

For initial investment:
Fax the completed application, along with a request for a confirmation number to 1-800-228-1872. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
   Huntington National Bank
   Routing Number:  ABA #044 000024
   A/C 01899607383
   BB&T Funds
Include:
   Your name and account number
   Your confirmation number
After instructing your bank to wire the funds, call 1-800-228-1872 to advise us of the amount being transferred and the name of your bank


--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

AUTOMATIC INVESTMENT PLAN

You can make automatic investments in the Funds from your bank By selecting the appropriate box account, through payroll deduction or from your federal in the Account Application, you employment, Social Security or other regular government can elect to receive your checks. Automatic investments can be as little as $25, once distributions in cash (check) or you've invested the $25 minimum required to open the account. have distributions (capital

To invest regularly from your bank account:
o Complete the Automatic Investment Plan portion on your Account Application or the supplemental sign-up form
o        Make sure you note:
         o       Your bank name, address and account number
         o       The amount you wish to invest automatically
                 (minimum $25)
         o How often you want to invest (every month, 4 times a year, twice a year or once a year)
o        Attach a voided personal check.

Call 1-800-228-1872 for an enrollment form or consult the SAI for additional information.

DIRECTED DIVIDEND OPTION

gains and dividends) reinvested in another BB&T Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.




--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A Shares than for Class B Shares, because Class A Shares have lower distribution expenses. Income dividends for the Money Market Funds and the Bond Funds are declared daily and paid monthly. Income dividends for the Growth and Income Stock Fund and the Balanced Fund are declared and paid monthly. The Large Company Growth, the Small Company Growth, the International Equity, and the Fund of Funds declare and pay income dividends quarterly. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.

--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
-----------------------


SELLING YOUR SHARES
-------------------

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares below."




WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
--------------------------------------------------------------------------------
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGE
When you sell Class B shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

INSTRUCTIONS FOR SELLING SHARES
If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone                           1. Call 1-800-228-1872 with instructions as to how you wish to
(unless you have declined              receive your funds (mail, wire, electronic transfer). (See
telephone sales privileges)            "General Policies on Selling Shares--Verifying Telephone
                                       Redemptions" below)
-------------------------------------- ---------------------------------------------------------------------
By mail                                1. Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:
                                       o your Fund and account number o amount
                                       you wish to redeem o address where your
                                       check should be sent o account owner
                                       signature 2. Mail to: BB&T Funds P.O. Box
                                       182533 Columbus, OH 43218-2533
-------------------------------------- ---------------------------------------------------------------------
By overnight service                   See instruction 1 above.
(See "General Policies on              2. Send to
Selling Shares--Redemptions in          BB&T Funds
Writing Required" below)               c/o BISYS Fund Services
                                       Attn: T.A. Operations
                                       3435 Stelzer Road
                                       Columbus, OH 43219

SHAREHOLDER INFORMATION
-----------------------

SELLING YOUR SHARES - CONTINUED

Wire transfer                          Call 1-800-228-1872 to request a wire transfer.
You must indicate this option on
your application.                      If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.
The Fund will charge a $7 wire
transfer fee for each wire
transfer request.  Note: Your
financial institution may also
charge a separate fee.
-------------------------------------- ---------------------------------------------------------------------

Electronic Redemptions                  Call 1-800-228-1872 to request an electronic redemption.

Your bank must participate in          If you call by 4 p.m. Eastern time, the NAV of your shares
the Automated Clearing House           will normally be determined on the same day and the proceeds
(ACH) and must be a U.S. bank.         credited within 7 days.

Your bank may charge for this
service.

AUTO WITHDRAWAL PLAN

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature:

o Complete the supplemental sign-up form which you may obtain by calling 1-800-228-1872.
o        Include a voided personal check.
o        Your account must have a value of $5,000 or more to start withdrawals.
o If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

REDEMPTION BY CHECK WRITING - Money Market Funds Only
You may write checks in amounts of $100 or more on your account in the Prime Money Market Fund, U.S. Treasury Money Market Fund or Tax-Free Money Market Fund. To obtain checks, complete the signature card section of the account application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-days' written notice. You must maintain the minimum required account balance in the Fund of $1,000 and you may not close your Fund account by writing a check.

GENERAL POLICIES ON SELLING SHARES
----------------------------------

REDEMPTIONS IN WRITING REQUIRED
You must request redemption in writing and obtain a signature guarantee if:

      o The check is not being mailed to the address on your account; or
      o The check is not being made payable to the owner of the account.

      A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

SHAREHOLDER INFORMATION
-----------------------

SELLING YOUR SHARES - CONTINUED

VERIFYING TELEPHONE REDEMPTIONS
The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT
When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST
Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

REDEMPTION IN KIND
Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS
If your account falls below $1,000, the Fund may ask you to increase your balance. If it is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS
For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund at the current NAV.

SHAREHOLDER INFORMATION
-----------------------

DISTRIBUTION ARRANGEMENTS/SALES CHARGES

CALCULATION OF SALES CHARGES

--------------------------------------------------------------------------------
Class A Shares
--------------------------------------------------------------------------------

Class A shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

FOR THE STOCK FUNDS, FUND OF FUNDS, INTERMEDIATE U.S. GOVERNMENT BOND FUND AND INTERMEDIATE CORPORATE BOND FUND

                                               SALES CHARGE           SALES CHARGE
                                                AS A % OF               AS A % OF
            YOUR INVESTMENT                   OFFERING PRICE         YOUR INVESTMENT
----------------------------------------- ----------------------- ----------------------
Up to $99,999                                     4.50%                   4.71%
----------------------------------------- ----------------------- ----------------------
$100,000 up to $249,999                           3.50%                   3.63%
----------------------------------------- ----------------------- ----------------------
$250,000 up to $499,999                           2.50%                   2.56%
----------------------------------------- ----------------------- ----------------------
$500,000 up to $999,999                           1.50%                   1.52%
----------------------------------------- ----------------------- ----------------------
$1,000,000 and above(1)                           0.00%                   0.00%
----------------------------------------- ----------------------- ----------------------


FOR THE TAX-FREE BOND FUNDS AND THE SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME
FUND

                                               SALES CHARGE           SALES CHARGE
                                                AS A % OF               AS A % OF
            YOUR INVESTMENT                   OFFERING PRICE         YOUR INVESTMENT
----------------------------------------- ----------------------- ----------------------
Up to $99,999                                     2.00%                   2.04%
----------------------------------------- ----------------------- ----------------------
$100,000 up to $249,999                           1.50%                   1.52%
----------------------------------------- ----------------------- ----------------------
$250,000 up to $499,999                           1.00%                   1.01%
----------------------------------------- ----------------------- ----------------------
$500,000 up to $999,999                           0.50%                   0.50%
----------------------------------------- ----------------------- ----------------------
$1,000,000 and above(1)                           0.00%                   0.00%
----------------------------------------- ----------------------- ----------------------

FOR THE MONEY MARKET FUNDS

    NO SALES CHARGES.

--------
1 There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions. For sales of over $1 million or more, the Distributor pays broker-dealers out of its own assets, a fee of up to 1% of the offering price of such shares up to $2.5 million, 0.5% of the offering price from $2.5 million to $5 million, and 0.25% of the offering price over $5 million.

SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------
Class B Shares
--------------------------------------------------------------------------------

Class B shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.


CLASS B SHARES
-------------------------------------------------------- ------------------------------------------------------
                                                                         CDSC AS A % OF DOLLAR
                 YEARS SINCE PURCHASE                                  AMOUNT SUBJECT TO CHARGE
-------------------------------------------------------- ------------------------------------------------------
                          0-1                                                    5.00%
                          1-2                                                    4.00%
                          2-3                                                    3.00%
                          3-4                                                    3.00%
                          4-5                                                    2.00%
                          5-6                                                    1.00%
                      more than 6                                                None
-------------------------------------------------------- ------------------------------------------------------

If you sell some but not all of your Class shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

CONVERSION FEATURE - CLASS B SHARES
o Class B shares automatically convert to Class A shares of the same Fund after eight years from the end of the month of purchase.
o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares which will increase your investment return compared to the Class B shares.
o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
o If you purchased Class B shares of one Fund which you exchanged for Class B shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B shares.
o The dollar value of Class A shares you receive will equal the dollar value of the Class B shares converted.

SHAREHOLDER INFORMATION
-----------------------

DISTRIBUTION ARRANGEMENTS/SALES CHARGES - CONTINUED

SALES CHARGE REDUCTIONS
Reduced sales charges for Class A shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

o Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

o Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

o Combination Privilege. Combine accounts of multiple Funds (excluding the Money Market Fund) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

SALES CHARGE WAIVERS

CLASS A SHARES
--------------

The following qualify for waivers of sales charges:

o Existing Shareholders of a Fund upon the reinvestment of dividend and capital gain distributions;

o Shares purchased with proceeds from redemptions from another mutual fund complex within 60 days after redemption, if you paid a front end sales charge for those shares.

o Officers, trustees, directors, advisory board members, employees and retired employees of the BB&T Funds, BB&T and its affiliates, the Distributor and its affiliates, and employees of the Sub-Advisers (and spouses, children and parents of each of the foregoing);

o Investors for whom a BB&T correspondent bank or other financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity.

o BB&T Fund shares purchased with proceeds from a distribution from BB&T or an affiliate trust or agency account (this waiver applies only to the initial purchase of a BB&T Fund subject to a sales load;

o    Investors who beneficially hold Trust Shares of any Fund of the BB&T Funds;

o Investors who purchase Shares of a Fund through a payroll deduction plan, a 401(k) plan or a 403(b) plan which by its terms permits purchase of Shares;

o Investors whose shares are held of record by, and purchases made on behalf of, other investment companies distributed by the Distributor or its affiliated companies; and

The Distributor may also waive the sales charge at anytime in its own discretion. Consult the SAI for more details concerning sales charges waivers.

--------------------------------------------------------------------------------
REINSTATEMENT PRIVILEGE

If you have sold Class A shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
-----------------------

DISTRIBUTION ARRANGEMENTS/SALES CHARGES - CONTINUED

CLASS B SHARES
--------------

The CDSC will be waived under certain circumstances, including the following:

o Minimum required distributions from an IRA or other qualifying retirement plan to a Shareholder who has attained age 70 1/2.

o Redemptions from accounts following the death or disability of the shareholder.

o Investors who purchased through a participant directed defined benefit plan.

o    Returns of excess contributions to retirement plans.

o Distributions of less than 12% of the annual account value under an Auto Withdrawal Plan.

o Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

o Investors who purchased through the Cash Sweep Program at BB&T Treasury Services Division.

DISTRIBUTION AND SERVICE (12b-1) FEES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     o The 12b-1 and shareholder servicing fees vary by share class as follows:

          o Class A shares pay a 12b-1 fee of up to .50% of the average daily net assets of a Fund.
          o Class B shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. This will cause expenses for Class B shares to be higher and dividends to be lower than for Class A shares.

     o The higher 12b-1 fee on Class B shares, together with the CDSC, help the Distributor sell Class B shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

     o The Distributor may use up to .25% of the 12b-1 fee for shareholder servicing and up to .75% for distribution.

Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

SHAREHOLDER INFORMATION
-----------------------


EXCHANGING YOUR SHARES
----------------------

You can exchange your shares in one Fund for shares of the same class of another BB&T Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class A Shares and Class B Shares may also be exchanged for Trust Shares of the same Fund if you become eligible to purchase Trust Shares. Class B Shares may not be exchanged for Class A Shares. Please consult the Trust Share prospectus for more information. No transaction fees are currently charged for exchanges.


INSTRUCTIONS FOR EXCHANGING SHARES
Exchanges may be made by sending a written request to BB&T Funds, P.O. Box 182533, Columbus OH 43218-2533, or by calling 1-800-228-1872. Please provide the following information:
     o Your name and telephone number
     o The exact name on your account and account number
     o Taxpayer identification number (usually your Social Security number)
     o Dollar value or number of shares to be exchanged
     o The name of the Fund from which the exchange is to be made.
     o The name of the Fund into which the exchange is being made.

See "Selling your Shares" for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to four exchanges from a Fund during a calendar year.

--------------------------------------------------------------------------------

AUTOMATIC EXCHANGES -
CLASS B SHARES ONLY
You can use the Funds' Automatic Exchange feature to purchase Class B Shares of the Funds at regular intervals through regular, automatic redemptions from the your BB&T Fund account. Shareholders investing directly in Class B Shares of the Money Market Funds, as opposed to Shareholders obtaining Class B Shares of the Money Market Funds upon exchange of Class B Shares of any of the other Funds will be requested to participate in the Auto Exchange Plan and to set the time and amount of their regular, automatic withdrawal in such a way that all of the Class B Shares have been withdrawn from the U.S. Treasury , Prime, or Tax-Free Money Market Fund within 2 years of purchase. To participate in the Automatic
Exchange:

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in your BB&T Funds account and $1,000 in the Fund whose shares you are buying.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to BB&T Funds, P.O. Box 182533, Columbus, Ohio 43218-2533.

NOTES ON EXCHANGES
When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

SHAREHOLDER INFORMATION
-----------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions will be automatically reinvested in additional Fund Shares unless you request to receive all distributions in cash.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

For the Tax-Free Bond Funds and Tax-Free Money Market Fund, the income dividends that you receive are expected to be exempt from federal income taxes and, in the case of the North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund and Virginia Intermediate Tax-Free Fund, North Carolina, South Carolina and Virginia income taxes, respectively. However, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Tax-Free Bond Funds or Tax-Free Money Market Fund may have on the federal taxation of your benefits. In addition, an investment in the Tax-Free Bond Funds or Tax-Free Money Market Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders.

A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of a Fund's distributions.

Any gain resulting from the sale or exchange of your Fund Shares (even if the income from which is tax exempt) will generally be subject to tax. You should consult your tax adviser for more information on your own tax situation, including possible state and local taxes.

BB&T Funds will send you a statement each year showing the tax status of all your distributions.

o For each Fund, other than the Tax-Free Bond Funds and Tax-Free Money Market Fund, the dividends and short-term capital gains that you receive are considered ordinary income for tax purposes. For the Tax-Free Bond Funds and Tax-Free Money Market Fund, any short-term capital gains that you receive are taxable to you as ordinary dividend income for Federal income tax purposes.

o Any distributions of net long-term capital gains by a Fund are taxable to you as long-term capital gains for tax purposes, no matter how long you've owned shares in the Fund.

o Generally, the Funds' advisers do not consider taxes when deciding to buy or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

o If you sell or exchange shares, any gain or loss you have is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

o Distributions of dividends or capital gains, and capital gains or losses from your sale or exchange of Fund shares, may be subject to state and local income taxes as well.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.)

MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUNDS' FINANCIAL PERFORMANCE FOR THE PAST 5 YEARS OR, IF SHORTER, THE PERIOD OF THE FUNDS' OPERATIONS. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED [OR LOST] ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY _____________________, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, ARE INCLUDED IN THE SAI, WHICH IS AVAILABLE UPON REQUEST.



INSERT PAST 5 YEARS'
FINANCIAL HIGHLIGHTS
FROM ANNUAL REPORT.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):
The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, PROSPECTUSES OF OTHER MEMBERS OF THE BB&T FUNDS FAMILY, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING A BROKER OR BANK THAT SELLS THE FUND. OR CONTACT THE FUND AT:

                                   BB&T FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-228-1872
                                E-MAIL: _________
                        INTERNET: HTTP://www.bbtfunds.com
--------------------------------------------------------------------------------

You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

   o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

   o   Free from the Commission's Website at http://www.sec.gov.

                                ----------------




                                   BB&T FUNDS






                       Statement of Additional Information



                                February 1, 2000


                                ----------------






This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Class A Shares and Class B Shares Prospectus and Trust Shares Prospectuses of the BB&T Prime Money Market Fund, the BB&T U.S. Treasury Money Market Fund, the BB&T Tax-Free Money Market Fund, the BB&T Short-Intermediate U.S. Government Income Fund, the BB&T Intermediate U.S. Government Bond Fund, the BB&T North Carolina Intermediate Tax-Free Fund, the BB&T South Carolina Intermediate Tax-Free Fund, the BB&T Virginia Intermediate Tax-Free Fund, the BB&T Intermediate Corporate Bond Fund, the BB&T Growth and Income Stock Fund, the BB&T Balanced Fund, the BB&T Large Company Growth Fund, the BB&T Small Company Growth Fund, the BB&T International Equity Fund, the BB&T Equity Index Fund, the BB&T Capital Manager Conservative Growth Fund, the BB&T Capital Manager Moderate Growth Fund, and the BB&T Capital Manager Growth Fund, which are dated February 1, 2000, the Prospectus of the BB&T U.S. Treasury Money Market Fund, the BB&T Prime Money Market Fund, and the BB&T Tax-Free Money Market Fund which is dated February 1, 2000 and the Prospectus of the BB&T Small Company Growth Fund (Trust Shares) which is dated February 1, 2000. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectuses. Copies of the Prospectuses may be obtained by writing BB&T Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free (800) 228-1872.

                                TABLE OF CONTENTS


                                                                                                              Page
                                                                                                              ----
BB&T FUNDS......................................................................................................B-1

INVESTMENT OBJECTIVES AND POLICIES..............................................................................B-2
         Additional Information on Portfolio Instruments........................................................B-2
         Investment Restrictions...............................................................................B-27
         Portfolio Turnover....................................................................................B-33

VALUATION......................................................................................................B-34
         Valuation of the Money Market Funds...................................................................B-35
         Valuation of the Growth and Income Fund, the North Carolina Fund,
                  the South Carolina Fund, the Virginia Fund, the Short-Intermediate
                  Fund, the Intermediate U.S. Government Bond Fund, the Intermediate
                  Corporate Bond Fund, the Balanced Fund, the Large Company
                  Growth Fund, the Small Company Growth Fund, the Equity Index
                  Fund, and the Funds of Funds.................................................................B-35
         Valuation of the International Equity Fund............................................................B-36

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.................................................................B-37
         Purchase of Class A and Class B Shares................................................................B-37
         Matters Affecting Redemption..........................................................................B-44

ADDITIONAL TAX INFORMATION.....................................................................................B-46
         Additional Tax Information Concerning the International Equity Fund...................................B-50
         Additional Tax Information Concerning the North Carolina, South Carolina
                  and Virginia Funds...........................................................................B-50
         Special Considerations Regarding Investment in South Carolina Tax-Exempt Obligations..................B-58


MANAGEMENT OF BB&T FUNDS.......................................................................................B-66
         Officers..............................................................................................B-68
         Investment Adviser....................................................................................B-69
         Sub-Advisers..........................................................................................B-70
         Portfolio Transactions................................................................................B-73
         Glass-Steagall Act....................................................................................B-76
         Manager and Administrator.............................................................................B-77
         Distributor...........................................................................................B-79
         Custodian.............................................................................................B-82
         Independent Auditors..................................................................................B-83
         Legal Counsel.........................................................................................B-83


PERFORMANCE INFORMATION........................................................................................B-83
         Yields of the Money Market Funds......................................................................B-83


         Yields of the Other Funds of the BB&T Funds...........................................................B-84
         Calculation of Total Return...........................................................................B-86
         Performance Comparisons...............................................................................B-88

ADDITIONAL INFORMATION.........................................................................................B-98
         Organization and Description of Shares................................................................B-98
         Shareholder and Trustee Liability.....................................................................B-99
         Miscellaneous........................................................................................B-100


FINANCIAL STATEMENTS..........................................................................................B-115
         Audited Financial Statements as of September 30, 1999...............................................B-115


APPENDIX......................................................................................................B-116


                       STATEMENT OF ADDITIONAL INFORMATION

                                   BB&T FUNDS

         BB&T Funds is an open-end management investment company. The BB&T Funds consist of eighteen series of units of beneficial interest ("Shares") offered to the public, each representing interests in one of eighteen separate investment portfolios ("Funds"):


Money Market Funds
The BB&T U.S. Treasury Money Market Fund (the "U.S. Treasury Fund") The BB&T Prime Money Market Fund (the "Prime Money Market Fund")
The BB&T Tax-Free Money Market Fund (the "Tax-Free Money Market Fund")

Bond Funds
Taxable Bond Funds
The BB&T Short-Intermediate U.S. Government Income Fund (the "Short-Intermediate Fund")
The BB&T Intermediate U.S. Government Bond Fund (the "Intermediate U.S. Government Bond Fund")
The BB&T Intermediate Corporate Bond Fund (the "Intermediate Corporate Bond
Fund")

Tax-Free Bond Funds
The BB&T North Carolina Intermediate Tax-Free Fund (the "North Carolina Fund") The BB&T South Carolina Intermediate Tax-Free Fund (the "South Carolina Fund") The BB&T Virginia Intermediate Tax-Free Bond Fund (the "Virginia Fund")

Stock Funds
The BB&T Growth and Income Stock Fund (the "Growth and Income Fund") The BB&T Balanced Fund (the "Balanced Fund")
The BB&T Large Company Growth Fund (the "Large Company Growth Fund") The BB&T Small Company Growth Fund (the "Small Company Growth Fund") The BB&T International Equity Fund (the "International Equity Fund") The BB&T Equity Index Fund (the "Equity Index Fund")

Funds of Funds
The BB&T Capital Manager Conservative Growth Fund (the "Conservative Growth
Fund")
The BB&T Capital Manager Moderate Growth Fund (the "Moderate Growth Fund") The BB&T Capital Manager Growth Fund (the "Growth Fund")

The Funds of Funds offer Shareholders a professionally-managed investment program by purchasing shares of existing Funds of the BB&T Funds (the "Underlying Funds"). Each Fund may offer to the public three classes of Shares:
Class A Shares, Class B Shares and Trust Shares. As of the date of this Statement of Additional Information, Class B Shares of the Short-Intermediate Fund, the North Carolina Fund, the South Carolina Fund, and the Virginia Fund were not yet being offered. Class A, B and Trust Shares of the Equity Index Fund, Tax-Free Money Market Fund, and Intermediate Corporate Bond Fund were also not yet being offered. Much of the information contained in this Statement of Additional Information

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expands on subjects discussed in the Prospectuses. Capitalized terms not defined herein are defined in the Prospectuses. No investment in Shares of a Fund should be made without first reading the applicable Prospectuses.


                       INVESTMENT OBJECTIVES AND POLICIES

Additional Information on Portfolio Instruments
-----------------------------------------------

         The following policies supplement the information pertaining to portfolio instruments of each Fund as set forth in the Prospectuses.


         The Appendix to this Statement of Additional Information identifies nationally recognized statistical ratings organizations ("NRSROs") that may be used by Branch Banking and Trust Company ("BB&T" or the "Adviser"), BlackRock Financial Management, Inc. ("BFMI"), BlackRock International, Ltd. ("BlackRock International") and BlackRock Institutional Management Corporation ("BIMC") (BFMI, BlackRock International and BIMC, each a "Sub-Adviser") with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be used only where the NRSRO is neither controlling, controlled by, nor under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

         BANKERS' ACCEPTANCES AND CERTIFICATES OF DEPOSIT. All of the Funds, except the U.S. Treasury Fund, may invest in bankers' acceptances, certificates of deposit, and demand and time deposits. The Prime Money Market Fund and the Tax-Free Money Market Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets. Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.


         Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of investment such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment they have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

         COMMERCIAL PAPER. Each Fund, except for the U.S. Treasury Fund, may invest in commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

         Commercial paper purchasable by each Fund, except for the U.S. Treasury Fund, includes "Section 4(2) paper," a term that includes debt obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as the Fund through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the Securities Act of 1933 (the "1933 Act").


         GUARANTEED INVESTMENT CONTRACTS. The Prime Money Market Fund may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits interest to the Fund on a monthly basis, which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. The Prime Money Market Fund does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

         VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes, in which each Fund, except for the U.S. Treasury Fund, may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because these notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there may be no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Fund to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations or during periods when the Fund is not entitled to exercise their demand rights, and a Fund could, for this or other reasons, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the criteria for commercial paper. BB&T or the Sub-Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a note is of "high quality," a Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. In determining dollar-weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand or, if longer, the period of time remaining until the next adjustment of the interest rate.

         FOREIGN INVESTMENT. The Prime Money Market Fund, the Intermediate Corporate Bond Fund, the Stock Funds and the Funds of Funds may invest in certain obligations or securities of foreign issuers. Permissible investments include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank, denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETD's") which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTD's") which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian Banks, Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and European commercial paper, which is U.S. dollar denominated commercial paper of an issuer located in Europe. The Funds may invest in foreign commercial paper, including Canadian and European commercial paper as described above. The Intermediate Corporate Bond Fund may also invest in debt obligations of foreign issuers denominated in foreign currencies.


         The Prime Money Market Fund will not invest in excess of 10% of its net assets in time deposits, including ETDs and CTDs but not including certificates of deposit, with maturities in excess of seven days which are subject to penalties upon early withdrawal.

         Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depositary Receipts ("ADRs") and securities purchased on foreign securities exchanges, may subject a Fund to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, currency blockage, nationalization or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, and the adoption of other foreign governmental restrictions.

         ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.

         Investing in foreign securities involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Fund that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. A Fund's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Fund's operations. Special tax considerations apply to foreign securities.

         Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. The Prime Money Market Fund, the Intermediate Corporate Bond Fund, the Growth and Income Fund, the Balanced Fund, the Large Company Growth Fund, the Small Company Growth Fund, the Equity Index Fund, and the Funds of Funds will acquire such securities only when BB&T or the Sub-Adviser believes the risks associated with such investments are minimal.


         The International Equity Fund may invest its assets in countries with emerging economies or securities markets. These countries may include Argentina, Brazil, Bulgaria, Chile, China, Colombia, The Czech Republic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, Lebanon, Malaysia, Mexico, Morocco, Peru, The Philippines, Poland, Romania, Russia, South Africa, South Korea, Taiwan, Thailand, Tunisia, Turkey, Venezuela and Vietnam. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to the Fund of additional investments in emerging market countries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries less liquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult as a result to access the value or prospects of an investment in such issuers.

         The expense ratio of the International Equity Fund is expected to be higher than that of other Funds of the BB&T Funds investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets, foreign income taxes withheld at the source and additional costs arising from delays in settlements of transactions involving foreign securities.

         FOREIGN CURRENCY TRANSACTIONS. The International Equity Fund may use forward foreign currency exchange contracts ("forward contracts"). Forward foreign currency exchange contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. The Fund may use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the Euro) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. The Fund may enter into forward foreign currency exchange contracts when deemed advisable by its Sub-Adviser under two circumstances. First, when entering into a contract for the purchase or sale of a security, the Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

         Second, when the Fund's Sub-Adviser anticipates that a particular foreign currency may decline relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. With respect to any forward foreign currency exchange contract, it will not generally be possible to match precisely the amount covered by the contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. The Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.


         A separate account of a Fund consisting of liquid assets equal to the amount of the Fund's assets that could be required to consummate forward contracts entered into under the second circumstance, as set forth above, will be established with the Fund's custodian. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will be equal the amount of such commitments by the Fund.

         REPURCHASE AGREEMENTS. Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation with capital, surplus, and undivided profits of not less than $100,000,000 (as of the date of their most recently published financial statements) and from registered broker-dealers which BB&T or the Sub-Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) and BB&T or the Sub-Adviser will monitor the collateral's value to ensure that it equals or exceeds the repurchase price (including accrued interest). In addition, securities subject to repurchase agreements will be held in a segregated account.

         If the seller were to default on its repurchase obligation or become insolvent, a Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities held by the Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate. Securities subject to repurchase agreements will be held by the BB&T Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940 (the "1940 Act").


         REVERSE REPURCHASE AGREEMENTS. Each of the Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with each Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         U.S. GOVERNMENT SECURITIES. The U.S. Treasury Fund will invest exclusively in bills, notes and bonds issued or guaranteed by the U.S. Treasury. Such obligations are supported by the full faith and credit of the U.S. Government. Each of the other Funds may invest in such securities and in other securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. These securities will constitute the primary investment of the Short-Intermediate Fund and the Intermediate U.S. Government Bond Fund. Such securities may include those which are supported by the full faith and credit of the U.S. Government; others which are supported by the right of the issuer to borrow from the Treasury; others which are supported by the discretionary authority of the U.S. Government to purchase the agency's securities; and still others which are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies and instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies and instrumentalities only when BB&T or the Sub-Adviser believes that the credit risk with respect thereto is minimal.

         Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the

United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks, or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

         U.S. Government Securities may include mortgage-backed pass-through securities. Interest and principal payments (including prepayments) on the mortgages underlying such securities are passed through to the holders of the security. Prepayments occur when the borrower under an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed pass-through securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium may not have been fully amortized at the time the obligation is repaid. As a result of these principal prepayment features, mortgage-backed pass-through securities are generally more volatile investments than other U.S. Government Securities. Although under normal market conditions, the Prime Money Market Fund does not expect to do so, except in connection with repurchase agreements, it may invest in such mortgage-backed pass-through securities.

         The Short-Intermediate, the Intermediate U.S. Government Bond, the Intermediate Corporate Bond, the Growth and Income, the Balanced, the Large Company Growth, and the Small Company Growth Funds may also invest in "zero coupon" U.S. Government Securities. These securities tend to be more volatile than other types of U.S. Government Securities. Zero coupon securities are debt instruments that do not pay current interest and are typically sold at prices greatly discounted from par value. The return on a zero coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Even though such securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

         The North Carolina Fund and the South Carolina Fund may invest in U.S. Government Securities in connection with the purchase of taxable obligations (as described below).


         SUPRANATIONAL ORGANIZATIONAL OBLIGATIONS. The Large Company Growth Fund, the Small Company Growth Fund, the Equity Index Fund, the International Equity Fund and the

Prime Money Market Fund may purchase debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.


         INVESTMENT GRADE DEBT OBLIGATIONS. The Intermediate Corporate Bond Fund and the Stock Funds may invest in "investment grade securities," which are securities rated in the four highest rating categories of an NRSRO. It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., "Baa" by Moody's Investors Services, Inc. ("Moody's") or "BBB" by Standard & Poor's Corporation ("S&P"), are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities. The Growth and Income Fund, Balanced Fund, Large Company Growth Fund and Small Company Growth Fund may each invest up to 35% of their total assets in such securities.

         NON-INVESTMENT GRADE SECURITIES. The Intermediate Corporate Bond Fund may invest in debt securities rated below investment grade, also known as junk bonds. These securities are regarded as predominantly speculative. Securities rated below investment grade generally provide a higher yield than higher rated securities of similar maturity, but are subject to a greater degree of risk that the issuer may not be able to make principal and interest payments. Issuers of these securities may not be as strong financially as those issuing higher rated securities. Such high yield issuers may include smaller, less creditworthy companies or highly indebted firms.


         The market value of high yield securities may fluctuate more than the market value of higher rated securities, since high yield securities tend to reflect short-term corporate and market developments to a greater extent than higher rated securities. Thus, periods of economic uncertainty and change can result in the increased volatility of market prices of high yield bonds and of the fund's net asset value. Additional risks of high yield securities include limited liquidity and secondary market support. As a result, the prices of high yield securities may decline rapidly in the event that a significant number of holders decide to sell. Issuers of high yield securities also are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. A projection of an economic downturn, for example, could cause the price of these securities to decline because a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. In the event of a default, the Intermediate Corporate Bond Fund would experience a decline in the market value of its investment. In addition, a long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. It may be that future default rates on high-yield bonds will be more widespread and higher than in the past, especially during periods of deteriorating economic conditions.

         The market prices of debt securities generally fluctuate with changes in interest rates so that these Funds' net asset values can be expected to decrease as long-term interest rates rise and to increase as long-term rates fall. The market prices of high yield securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes and tend to be more volatile than securities which pay interest periodically.


         Credit quality in the high yield market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. The Intermediate Corporate Bond Fund will limit its investments in non-investment grade securities to 15% of its total assets. Subject to SEC restrictions, the

Intermediate Corporate Bond Fund may invest in such securities by investing in investment companies that primarily invest in non-investment grade securities.

         COLLATERALIZED MORTGAGE OBLIGATIONS. Each of the Fixed Income Funds, the Growth and Income Fund, the Balanced Fund, the Large Company Growth Fund, and the Small Company Growth Fund may also invest in collateralized mortgage obligations ("CMOs"). Although under normal market conditions it does not expect to do so, except in connection with repurchase agreements, the Prime Money Market Fund may also invest in CMOs. CMOs are mortgage-related securities which are structured pools of mortgage pass-through certificates or mortgage loans. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

         CMOs may include stripped mortgage-backed securities ("SMBSs"). Such securities are derivative multi-class mortgage securities issued by agencies or instrumentalities of the United States Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. Generally, the market value of the PO class is unusually volatile in response to changes in interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is rated in the highest rating category.

         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not fully developed. Stripped mortgage securities issued or guaranteed by the U.S. Government and held by a Fund may be considered liquid securities pursuant to guidelines established by the BB&T Funds' Board of Trustees. The Funds will not purchase a stripped mortgage security that is illiquid if, as a result thereof, more than 15% (10% in the case of the Prime Money Market Fund) of the value of the Fund's net assets would be invested in such securities and other illiquid securities.

         Unless stated otherwise, each Fund will limit its investment in CMOs to 25% of the value of its total assets.

         ASSET-BACKED SECURITIES. The Prime Money Market Fund and the Intermediate Corporate Bond Fund may invest in asset-backed securities which are securities created by the grouping of certain private loans, receivables, and other lender assets, such as automobile receivables and credit-card receivables, into pools.

         Offerings of Certificates for Automobile Receivables ("CARS") are structured either as flow-through grantor trusts or as pay-through notes. CARS structured as flow-through instruments represent ownership interests in a fixed pool of receivables. CARS structured as pay-through notes are debt instruments supported by the cash flows from the underlying assets. CARS may also be structured as securities with fixed payment schedules which are generally issued in multiple-classes. Cash-flow from the underlying receivables is directed first to paying interest and then to retiring principal via paying down the two respective classes of notes sequentially. Cash-flows on fixed-payment CARS are certain, while cash-flows on other types of CARS issues depends on the prepayment rate of the underlying automobile loans. Prepayments of automobile loans are triggered mainly by automobile sales and trade-ins. Many people buy new cars every two or three years, leading to rising prepayment rates as a pool becomes more seasoned.

         Certificates for Amortizing Revolving Debt ("CARDS") represent participation in a fixed pool of credit card accounts. CARDS pay "interest only" for a specified period. The CARDS principal balance remains constant during this period, while any cardholder repayments or new borrowings flow to the issuer's participation. Once the principal amortization phase begins, the balance declines with paydowns on the underlying portfolio. Cash flows on CARDS are certain during the interest-only period. After this initial interest-only period, the cash flow will depend on how fast cardholders repay their borrowings. Historically, monthly cardholder repayment rates have been relatively fast. As a consequence, CARDS amortize rapidly after the end of the interest-only period. During this amortization period, the principal payments on CARDS depend specifically on the method for allocating cardholder repayments to investors. In many cases, the investor's participation is based on the ratio of the CARDS' balance to the total credit card portfolio balance. This ratio can be adjusted monthly or can be based on the balances at the beginning of the amortization period. In some issues, investors are allocated most of the repayments, regardless of the CARDS' balance. This method results in especially fast amortization.

         Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over collateralization. Asset-backed securities purchased by the Prime Money Market Fund and the Intermediate Corporate Bond Fund will be subject to the same quality requirements as other securities purchased by the Fund.


         MUNICIPAL OBLIGATIONS. Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are or were issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax. Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income taxes are rendered by counsel to the issuers or bond counsel to the respective issuing authorities at the time of issuance. Neither the Tax-Free Money Market Fund nor the Adviser or BIMC will review independently the underlying proceedings relating to the issuance of Municipal Obligations or the bases for such opinions.

         The Tax-Free Money Market Fund may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate Municipal Obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put) the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal securities at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond's fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment. The Tax-Free Money Market Fund may hold tax-exempt derivatives, such as participation interests and custodial receipts, for Municipal Obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service has not ruled on whether the interest received on tax-exempt derivatives in the form of participation interests or custodial receipts is tax-exempt, and accordingly, purchases of any such interests or receipts are based on the opinion of counsel to the sponsors of such derivative securities. Neither the Tax-Free Money Market Fund nor the Adviser or BIMC will review independently the underlying proceedings related to the creation of any tax-exempt derivatives or the bases for such opinions.


         As described in the Tax-Free Money Market Fund Prospectus, the two principal classifications of Municipal Obligations consist of "general obligation" and "revenue" issues, and the Tax-Free Money Market Fund's portfolio may include "moral obligation" issues, which are normally issued by special purpose authorities. The Tax-Free Money Market Fund's portfolio may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There are, of course, variations in the quality of Municipal Obligations both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of Municipal

Obligations. It should be recognized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate, and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Tax-Free Money Market Fund, an issue of Municipal Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser or BIMC will consider such an event in determining whether the Tax-Free Money Market Fund should continue to hold the obligation.

         An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

         Among other instruments, the Tax-Free Money Market Fund may purchase short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes, and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. In addition, the Tax-Free Money Market Fund may invest in other types of tax-exempt instruments such as municipal bonds, private activity bonds, and pollution control bonds, provided they have remaining maturities of thirteen months or less at the time of purchase.

         The payment of principal and interest on most securities purchased by the Tax-Free Money Market Fund will depend upon the ability of the issuers to meet their obligations. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities, and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this Statement of Additional Information and the Prospectus. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer."


         Although the Tax-Free Money Market Fund may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state and
(ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, it does not presently intend to do so on a regular basis. To the extent the Tax-Free Money Market Fund's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Tax-Free Money Market Fund will be subject to the peculiar risks presented by such projects and by the laws and economic conditions relating to such states to a greater extent than it would be if its assets were not so concentrated.

         The Prime Money Market Fund may invest in participation certificates in a lease, an installment purchase contract, or a conditional sales contract ("lease obligations") entered into by a state or political subdivision to finance the acquisition or construction of equipment, land or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obligations, the state or governmental body has no obligation to make these payments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet marketable as more conventional securities. Certain investments in lease obligations may be illiquid. Under guidelines established by the Board of Trustees, the following factors will be considered when determining the liquidity of a lease obligation: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of potential buyers; (3) the willingness of dealers to undertake to make a market in the obligation; and (4) the nature of the marketplace trades.

         TAXABLE OBLIGATIONS. Under normal market conditions, the Tax-Free Money Market Fund may invest up to 20% of its net assets in obligations, the interest on which is either subject to regular federal income tax or treated as a preference item for purposes of the federal alternative minimum tax for individuals ("Taxable Obligations"). At times, the Adviser or BIMC may determine that, because of unstable conditions in the markets for Municipal Obligations, pursuing the Tax-Free Money Market Fund's investment objective is inconsistent with the best interests of the Shareholders of the Tax-Free Money Market Fund. At such times, the Adviser or BIMC may use temporary defensive strategies differing from those designed to achieve the Tax-Free Money Market Fund's investment objective, by increasing the Tax-Free Money Market Fund's holdings in short-term Taxable Obligations to over 20% of the Tax-Free Money Market Fund's net assets and by holding uninvested cash reserves pending investment. Taxable Obligations may include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Money Market Fund's quality standards for tax-exempt commercial paper.

          The Intermediate Corporate Bond Fund may invest in taxable municipal obligations. Taxable municipal obligations are typically issued by municipalities or their agencies for purposes which do not qualify for federal tax exemption, but do qualify for state and local tax exemption ("Taxable Municipal Obligations"). These debt obligations are issued to finance the cost of buying, building or improving various projects, such as sporting facilities, health care facilities, housing projects, electric, water and sewer utilities, and colleges or universities. Generally, payments on these debt obligations depend on the revenues generated by the projects, excise taxes or state appropriations, or the debt obligations can be backed by the government's taxing power. Due to federal taxation, Taxable Municipal Obligations offer yields more comparable to other taxable sectors such as corporate bonds or agency bonds than to other municipal obligations. These debt obligations are federally taxable to individuals but may be exempt from state and local taxes.

         TAX-EXEMPT OBLIGATIONS. Under normal market conditions, the North Carolina Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of North Carolina and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and North Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("North Carolina Tax-Exempt Obligations"). Under normal market conditions, the South Carolina Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of South Carolina and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and South Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("South Carolina Tax-Exempt Obligations"). Under normal market conditions, the Virginia Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of Virginia and its political subdivisions, the interest on which, in the opinion of the issuer's head counsel at the time of issuance, is exempt both from federal income tax and Virginia personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("Virginia Tax-Exempt Obligations"). In addition to North Carolina Tax-Exempt Obligations, South Carolina Tax-Exempt Obligations and Virginia Tax-Exempt Obligations, the North Carolina Fund, the South Carolina Fund and the Virginia Fund may invest in Tax-Exempt Obligations issued by or on behalf of states other than North Carolina, South Carolina and Virginia, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities, and political subdivisions, the interest on which, in the opinion of the issuer's counsel at the time of issuance, is exempt from federal income tax and is not treated as a preference item for individuals for purposes of the federal alternative minimum tax. Such securities, North Carolina Tax-Exempt Obligations, South Carolina Tax-Exempt Obligations and Virginia Tax-Exempt Obligations are hereinafter collectively referred to as "Tax-Exempt Obligations."

         Tax-Exempt Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Tax-Exempt Obligations if the interest paid thereon is both exempt from federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

         Tax-Exempt Obligations may also include General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

         Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.


         As described in the Prospectus, the two principal classifications of Tax-Exempt Obligations consist of "general obligation" and "revenue" issues. The North Carolina Fund, the South Carolina Fund and the Virginia Fund are permitted to invest in Tax-Exempt Obligations and may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. Currently, neither North Carolina nor South Carolina issuers have authority to issue moral obligation securities. Moral obligation securities are issued by state and local governments in Virginia. There are, of course, variations in the quality of Tax-Exempt Obligations, both within a particular classification and between classifications, and the yields on Tax-Exempt Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's and S&P represent their opinions as to the quality of Tax-Exempt Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Tax-Exempt Obligations with the same maturity, interest rate and rating may have different yields, while Tax-Exempt Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the North Carolina Fund, the South Carolina Fund and the Virginia Fund, an issue of Tax-Exempt Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. Neither event would under all circumstances require the elimination of such an obligation from the North Carolina Fund's, the South Carolina Fund's or the Virginia Fund's investment portfolio. However, the obligation generally would be retained only if such retention was determined by the Board of Trustees to be in the best interests of the North Carolina Fund, the South Carolina Fund or the Virginia Fund.


         An issuer's obligations for its Tax-Exempt Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Tax-Exempt Obligations may be materially adversely affected by litigation or other conditions.


         Also included within the general category of Tax-Exempt Obligations are participation certificates in a lease, an installment purchase contract, or a conditional sales contract (hereinafter collectively called "lease obligations") entered into by a state or political subdivision to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations do not generally constitute general obligations of the issuer for which the lessee's unlimited taxing power is pledged (in South Carolina, governmental lease obligations are included in calculation of the general obligation debt limit while in Virginia, such obligations are not included in the calculation of applicable debt limits, provided such obligations are properly structured), the lease obligation is frequently assignable and backed by the lessee's covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the lessee has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional securities. Certain investments in lease obligations may be illiquid. Under guidelines established by the Board of Trustees, the following factors will be considered when determining the liquidity of a lease obligation: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of potential buyers; (3) the willingness of dealers to undertake to make a market in the obligation; and (4) the nature of the marketplace trades.


         VARIABLE AND FLOATING RATE NOTES. The Tax-Free Bond Funds may acquire variable and floating rate tax-exempt notes, subject to each Fund's investment objective, policies, and restrictions. The Prime Money Market Fund and the Tax-Free Money Market Fund may purchase rated and unrated variable and floating rate instruments, which may have a stated maturity in excess of 13 months but will, in any event, permit the Fund to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days' notice. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by BB&T with respect to the Tax-Free Bond Funds, (or BIMC with respect to the Prime Money Market Fund and the Tax-Free Money Market Fund) under guidelines established by the BB&T Funds' Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under a Fund's investment policies. In making such determinations, BB&T with respect to the Tax-Free Bond Funds (or BIMC with respect to the Prime Money Market Fund and the Tax-Free Money Market Fund) will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Prime Money Market Fund or the Tax-Free Bond Funds, a Fund may resell a note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and a Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with other securities which are not readily marketable, exceeds 15% of each Tax-Free Bond Fund's net assets (10% for the Prime Money Market Fund and the Tax-Free Money Market Fund) only if such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days after demand by the Fund.

         For purposes of the Tax-Free Bond Funds, the Prime Money Market Fund and the Tax-Free Money Market Fund, the maturities of the variable and floating rate notes will be determined in accordance with Rule 2a-7 under the 1940 Act.

         WHEN-ISSUED SECURITIES. Each Fund, except the U.S. Treasury Fund, may purchase securities on a when-issued basis. In addition, the Large Company Growth Fund, the Small Company Growth Fund, the Equity Index Fund, the International Equity Fund, the Prime Money Market Fund and the Tax-Free Money Market Fund may purchase and sell securities on a forward commitment basis (i.e., for delivery beyond the normal settlement date at a stated price and yield), including "TBA" (to be announced) purchase commitments. When these Funds agree to purchase securities on a when-issued or forward commitment basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that any such Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

         When a Fund engages in when-issued or forward commitment transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. In addition, the purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Each of the Funds does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective. A Fund expects that commitments by a Fund to purchase when-issued securities will not exceed 25% of the value of its assets under normal market conditions.

         CALLS. The Stock Funds and the Funds of Funds may write (sell) "covered" call options and purchase options to close out options previously written by it. Such options must be listed on a National Securities Exchange and issued by the Options Clearing Corporation. In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian cash or cash liquid portfolio securities equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid portfolio securities in a segregated account with its custodian.


         The purpose of writing covered call options is to generate additional premium income for the Funds. This premium income will serve to enhance each Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the opinion of a Fund's Adviser or

Sub-Adviser, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Funds.


         A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. The Funds will write only covered call options. This means that a Fund will only write a call option on a security which it already owns. A Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or subject to put options exceeds 25% of the market value of its net assets.


         Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options which the Funds will not do), but capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund does not have any control over the point at which it may be required to sell the underlying securities, because it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, a Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of a Fund's custodian. A Fund does not consider a security covered by a call to be "pledged" as that term is used in its policy which limits the pledging or mortgaging of its assets.

         The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, BB&T or the Sub-Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in a Fund's statement of assets and liabilities. This liability will be readjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of a Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price (or, with respect to the

International Equity Fund, the mean between the last bid and asked prices). The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

         A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.


         PUTS. The Tax-Free Bond Funds may acquire "puts" with respect to Tax-Exempt Obligations held in their portfolios, the Tax-Free Money Market Fund may acquire puts with respect to Municipal Obligations held in its portfolio, and the Funds of Funds may acquire puts with respect to the securities in their portfolios. The Large Company Growth Fund, the Small Company Growth Fund and the International Equity Fund may buy put options, buy call options, and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative or, with respect to the International Equity Fund, cross-hedging. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. Each of these Funds may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.


         The amount payable to a Fund upon its exercise of a "put" is normally
(i) the Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

         Puts may be acquired by the Tax-Free Bond Funds, the Tax-Free Money Market Fund and the Funds of Funds to facilitate the liquidity of their portfolio assets or to shorten the maturity of underlying assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security.

         The Tax-Free Bond Funds, the Tax-Free Money Market Fund and the Funds of Funds will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

         The Tax-Free Bond Funds, the Tax-Free Money Market Fund and the Funds of Funds intend to enter into puts only with dealers, banks, and broker-dealers which, in BB&T's opinion, present minimal credit risks.

         PUT AND CALL OPTIONS. A Fund will not purchase put and call options when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default. Cross-hedging is the use of options or forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency based on a belief that there is a pattern of correlation between the two currencies.

         Each Fund of the BB&T Funds (other than the U.S. Treasury Money Market Fund, the Prime Money Market Fund, and the Tax-Free Money Market Fund) may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised. In connection with a Fund's position in a futures contract or related option, a Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

         STAND-BY COMMITMENTS. The Tax-Free Bond Funds may acquire "stand-by commitments" with respect to Tax-Exempt Obligations held in their portfolios and the Tax-Free Money Market Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified securities at their amortized cost value to the Fund plus accrued interest, if any. (Stand-by commitments acquired by a Fund may also be referred to as "put" options.) Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying securities and may be sold, transferred, or assigned only with the instruments involved. A Fund's right to exercise stand-by commitments will be unconditional and unqualified.

         The amount payable to a Fund upon its exercise of a stand-by commitment will normally be (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during the period.

         Each Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by a Fund will not exceed 1/2 of 1% of the value of that Fund's total assets calculated immediately after each stand-by commitment is acquired.

         Each Fund intends to enter into stand-by commitments only with dealers, banks, and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. A Fund's reliance upon the credit of these dealers, banks, and broker-dealers will be secured by the value of the underlying securities that are subject to the commitment.

         A Fund would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying securities, which would continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by a Fund would by valued at zero in determining net asset value. Where the Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by that Fund.

         RISK FACTORS RELATING TO OPTIONS. There are several risks associated with transactions in put and call options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options, restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms. In addition, the success of a hedging strategy based on options transactions may depend on the ability of the Fund's Adviser or Sub-Adviser to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates.


         FUTURES CONTRACTS AND RELATED OPTIONS. Each Fund of the BB&T Funds (other than the U.S. Treasury Money Market Fund) may invest in futures contracts and options thereon (interest rate futures contracts or index futures contracts, as applicable). The value of a Fund's contracts may equal or exceed 100% of the Fund's total assets, although a Fund will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

         Futures contracts obligate a Fund, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. A Fund may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Fund may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge.


         Successful use of futures by the Funds is also subject to an Adviser's or Sub-Adviser's ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, a Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

         The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

         Utilization of futures transactions by a Fund involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option.

         Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement, during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult to impossible to liquidate existing positions or to recover excess variation margin payments.


          RIGHTS OFFERINGS AND WARRANTS TO PURCHASE. The Stock Funds may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights' and warrants' expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

         INDEX-BASED INVESTMENTS. Each of the Growth and Income Stock Fund, Balanced Fund, Large Company Growth Fund, Small Company Growth Fund and Equity Index Fund may invest in Index-Based Investments, such as Standard & Poor's Depository Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stock ("NASDAQ 100s") and Dow Jones DIAMONDS ("Diamonds"), which are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.

         A UIT will generally issue Index-Based Investments in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the applicable index (the "Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the Index and the net asset value of a Portfolio Deposit.

         Index-Based Investments are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough Index-Based Investments to reconstitute a Creation Unit (large aggregations of a particular Index-Based Investment). The liquidity of small holdings of Index-Based Investments, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

         The price of Index-Based Investments is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of Index-Based Investments is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for Index-Based Investments is based on a basket of stocks. Disruptions in the markets for the securities underlying Index-Based Investments purchased or sold by the Portfolio could result in losses on Index-Based Investments. Under the 1940 Act, a fund must limit investments in Index-Based Investments to 5% of the fund's total assets and 3% of the outstanding voting securities of the Index-Based Investments issuer. Moreover, a Fund's investments in Index-Based Investments, when aggregated with all other investments in investment companies, may not exceed 10% of the Fund's total assets.

         INVESTMENT COMPANIES. For liquidity purposes, each Fund, except the U.S. Treasury Fund and the Fund of Funds, may invest up to 5% of the value of its total assets in the securities of any one money market mutual fund and up to 10% of its total assets in more than one money market mutual fund. Pursuant to exemptive relief granted by the SEC for each Fund, except the Prime Money Market Fund, the U.S. Treasury Fund, and the Tax-Free Money Market Fund, investments in money market funds may include Shares of the Prime Money Market Fund, the U.S. Treasury Fund, and the Tax-Free Money Market Fund. In order to avoid the imposition of additional fees as a result of investments in Shares of the Prime Money Market Fund, the U.S. Treasury Fund, or the Tax-Free Money Market Fund, BB&T and BISYS Fund Services (the "Administrator") will reduce that portion of their usual asset-based service fees from each investing Fund by an amount equal to their service fees from the Prime Money Market Fund, the U.S. Treasury Fund, or the Tax-Free Money Market Fund, that are attributable to those Fund investments. BB&T and the Administrator will promptly forward such fees to the investing Funds. The Funds will incur additional expenses due to the duplication of expenses as a result of investing in securities of other unaffiliated money market mutual funds.

         In addition, the International Equity Fund may purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds."

Country funds have portfolios consisting exclusively of securities of issuers located in one country.


         The Balanced Fund may invest in closed-end investment companies that invest a significant portion of their assets in convertible securities. The shares of closed-end investment companies, which are not redeemable, will be purchased only if they are traded on a domestic stock exchange. Closed-end Fund shares often trade at a substantial discount (or premium) from their net asset value. Therefore, there can be no assurance that a share of a closed-end Fund, when sold, will be sold at a price that approximates its net asset value. The Intermediate Corporate Bond Fund may invest in investment companies that invest primarily in debt securities.


          CONVERTIBLE SECURITIES. The Intermediate Corporate Bond Fund and the Stock Funds may invest in convertible securities. Convertible securities are fixed income-securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Convertible bonds and convertible preferred stocks are fixed-income securities that generally retain the investment characteristics of fixed-income securities until they have been converted, but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed-income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities, and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

         RESTRICTED SECURITIES. Each Fund of the BB&T Funds (other than the U.S. Treasury Money Market Fund) may invest in commercial paper issued by corporations without registration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption in Section 3(a)(3), and commercial paper issued in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) paper, thus providing liquidity.

         Each Fund of the BB&T Funds (other than the U.S. Treasury Money Market
Fund) may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as the Adviser or Sub-Adviser determines that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

         SECURITIES LENDING. In order to generate additional income, each Fund, except the Tax-Free Bond Funds, may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities which BB&T and/or a Fund's respective Sub-Adviser has determined are creditworthy under guidelines established by the BB&T Funds' Board of Trustees. The BB&T Funds will employ one or more securities lending agents to initiate and affect securities lending transactions for the BB&T Funds. While the lending of securities may be subject a Fund to certain risks, such as delays or the inability to regain the securities in the event the borrower was to default on its lending agreement or enter into bankruptcy, the Fund will lend only on a fully collateralized basis in order to reduce such risk. During the time portfolio securities are on loan, the Fund is entitled to receive any dividends or interest paid on such securities. Additionally, cash collateral received will be invested on behalf of the Fund exclusively in money market instruments. While a Fund will not have the right to vote securities on loan, the Funds intend to terminate the loan and retain the right to vote if that is considered important with respect to the investment. Each Fund will restrict its securities lending to 33 1/3% of its total assets.


Investment Restrictions
-----------------------


         Except as provided otherwise, the following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined under "GENERAL INFORMATION - Miscellaneous" in this Statement of Additional Information).

          The Prime Money Market Fund, the U.S. Treasury Fund, and the Tax-Free Money Market Fund may not:

         1. Purchase securities of any issuer, other than obligations issued or guaranteed by the U.S. Government if, as a result, with respect to 75% of its portfolio, more than 5% of the value of the Fund's total assets would be invested in such issuer. In addition, although not a fundamental investment restriction (and therefore subject to change without shareholder vote), to the extent required by rules of the Securities and Exchange Commission, the Prime Money Market Fund, the U.S. Treasury Fund and the Tax-Free Money Market Fund will apply this restriction to 100% of its portfolio, except that for the Prime Money Market Fund and the Tax-Free Money Market Fund, 25% of the value of its total assets may be invested in any one issuer for a period of up to three business days.

          Each Bond Fund may not:

         1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase with respect to 75% of its portfolio, more than 5% of the value of the Fund's total assets would be invested in such issuer. There is no limit as to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

         2. Purchase any securities that would cause 25% or more of the value of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

         Each of the Funds of Funds may not:

         1. Purchase any securities that would cause 25% or more of the value of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities or securities issued by "regulated investment companies" as defined in the Internal Revenue Code of 1986, as amended (the "Code"); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

         2. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities or "regulated investment companies" as defined in the Code, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

         The Growth and Income Fund, the Balanced Fund, the Large Company Growth Fund, and the Small Company Growth Fund may not:

         1. Purchase any securities that would cause 25% or more of the value of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

         2. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.


         The International Equity Fund may not:


         1. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Fund's total assets would (taken at current value) be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may (taken at current value) be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security shall not be deemed to be a security issued by the guarantors when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

         2. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to
(i) instruments issued (as defined in Investment Limitation No. 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivision, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and
(c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

         3. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

          4. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

          5. Write or sell unsecured put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities, securities indices, futures contracts and options on futures contracts.

          6. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options or the Fund's sale of securities short against the box, and (b) the Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

          7. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Fund may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities and may enter into futures contracts and related options.

         Each of the Funds may not:

         1. Borrow money or issue senior securities, except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% (one-third with respect to the Prime Money Market Fund and the International Equity Fund) of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of (one-third of the value of the Fund's total assets at the time of such borrowing with respect to the Prime Money Market Fund and the International Equity Fund) the lesser of the dollar amounts borrowed or 10% of the value of a Fund's total assets at the time of its borrowing. Each of the Funds (except the U.S. Treasury
Fund) will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. The U.S. Treasury Fund will not purchase securities while borrowings are outstanding.

         2. Make loans, except that each of the Funds may purchase or hold debt securities and lend portfolio securities in accordance with its investment objective and policies and may enter into repurchase agreements.

         The North Carolina Fund, the South Carolina Fund, and the Virginia Fund may not:

         1. Write or sell puts, calls, straddles, spreads, or combinations thereof except that the Funds may acquire puts with respect to Tax-Exempt Obligations in their portfolios and sell those puts in conjunction with a sale of those Tax-Exempt Obligations.

         2. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities, and (b) this limitation shall not apply to Tax-Exempt Obligations or governmental guarantees of Tax-Exempt Obligations. For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such nongovernmental user.

         None of the Funds of the BB&T Funds (other than the International Equity Fund and Prime Money Market Fund) may:

         1. Purchase securities on margin, sell securities short, participate on a joint or joint and several basis in any securities trading account, or underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities" acquired in accordance with such Fund's investment objectives and policies;

         2. Purchase or sell commodities, commodity contracts (including futures contracts, with respect to each Fund other than the Intermediate Corporate Bond Fund, the Large Company Growth Fund, the Small Company Growth Fund, the Equity Index Fund and the Funds of Funds, which may purchase futures contracts) oil, gas or mineral exploration or development programs, or real estate (although investments by the Growth and Income Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, the Short-Intermediate Fund, the Intermediate U.S. Government Bond Fund, the Intermediate Corporate Bond Fund, the Balanced Fund, the Large Company Growth Fund, the Small Company Growth Fund, the Equity Index Fund, and the Funds of Funds in marketable securities of companies engaged in such activities and in securities secured by real estate or interests therein are not hereby precluded);

         None of the Funds (except the Funds of Funds) may:

         1. Invest in securities of other investment companies, except as such securities may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets; provided, however, that (i) the Growth and Income Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, the Short-Intermediate Fund, the Intermediate U.S. Government Bond Fund, the Intermediate Corporate Bond Fund, the Balanced Fund, the Large Company Growth Fund, the Small Company Growth Fund, the International Equity Fund and the Equity Index Fund may purchase securities of a money market fund, including securities of the U.S. Treasury Fund, the Prime Money Market Fund and the Tax-Free Money Market Fund; (ii) the North Carolina Fund, the South Carolina Fund and the Virginia Fund may purchase securities of a money market fund which invests primarily in high quality short-term obligations exempt from Federal income tax, if, with respect to the Fund, immediately after such purchase, the acquiring Fund does not own in the aggregate (a) more than 3% of the acquired company's outstanding voting securities, (b) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the acquiring Fund, or

(c) securities issued by the acquired company and all other investment companies (other than Treasury stock of the acquiring Fund) having an aggregate value in excess of 10% of the value of the acquiring Fund's total assets; (iii) the Intermediate Corporate Bond Fund, the Large Company Growth Fund, the Small Company Growth Fund, the International Equity Fund, the Equity Index Fund, the Prime Money Market Fund, and the Tax-Free Money Market Fund may purchase shares of other investment companies in accordance with the provisions of the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder; and (iv) this restriction is not fundamental with respect to the Intermediate Corporate Bond Fund, Large Company Growth Fund, the Small Company Growth Fund, the International Equity Fund, the Equity Index Fund, the Prime Money Market Fund, and the Tax-Free Money Market Fund and may therefore be changed by a vote of a majority of the Trustees of the BB&T Funds.

         The U.S. Treasury Fund may not buy common stocks or voting securities, or state, municipal, or private activity bonds. The U.S. Treasury Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, the Short-Intermediate Fund, the Intermediate U.S. Government Bond Fund and the Intermediate Corporate Bond Fund may not write or purchase call options. Each of the Funds may not write put options. The U.S. Treasury Fund, the Short-Intermediate Fund, the Intermediate U.S. Government Bond Fund and the Intermediate Corporate Bond Fund may not purchase put options. The North Carolina Fund and the South Carolina Fund may not invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation.


         The Prime Money Market Fund may not:

         1. Purchase any securities which would cause, at the time of purchase, less than 25% of the value of its total assets to be invested in the obligations of issuers in the financial services industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Fund is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry. In applying the investment limitations stated in this paragraph, (i) there is no limitation with respect to the purchase of
(a) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, (b) instruments issued by domestic banks (which may include U.S. branches of foreign banks) and (c) repurchase agreements secured by the instruments described in clauses (a) and (b); (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (iii) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will be each considered a separate industry. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

         2. Underwrite securities except to the extent permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statutes, rules or regulations may be amended from time to time.

         3. Purchase or sell commodities, commodities contracts, futures contracts, or real estate except to the extent permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statutes, rules or regulations may be amended from time to time.

         Although the foregoing investment limitations would permit the Prime Money Market Fund to invest in options, futures contracts and options on futures contracts, the Fund does not currently intend to trade in such instruments or engage in such transactions during the next twelve months (except to the extent a portfolio security may be subject to a "demand feature" or "put" as permitted under SEC regulations for money market funds). Prior to making any such investments, the Prime Money Market Fund would notify its shareholders and add appropriate descriptions concerning the instruments and transactions to its Prospectus.

         The following investment restrictions are considered non-fundamental and therefore may be changed by a vote of a majority of the Trustees of the BB&T
Funds:

         The Prime Money Market Fund, the U.S. Treasury Fund and the Tax-Free Money Market Fund may not invest more than 10% of its net assets in illiquid securities.


         1. The Prime Money Market Fund, the U.S. Treasury Fund, and the Tax-Free Money Market Fund may not invest more than 10% of its net assets in instruments which are not readily marketable.

         2. None of the Funds (except the Prime Money Market Fund) may invest in any issuer for purposes of exercising control or management.

         3. If any percentage restriction described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction.


Portfolio Turnover
------------------

         The portfolio turnover rate for each Fund of the BB&T Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less.


         For the fiscal years ended September 30, 1999, and September 30, 1998, the portfolio turnover rates for each of the Funds with a full year of operations in the subject fiscal years (other than the Money Market Funds) were as follows:

         Fund                                      1999              1998

Short-Intermediate Fund                              %               53.74%
Intermediate U.S. Government  Bond Fund              %               60.98%

Intermediate Corporate Bond Fund                     %               N/A
North Carolina Fund                                  %               32.63%
South Carolina Fund                                  %               N/A
Virginia Fund                                        %               N/A
Growth and Income Fund                               %               13.17%
Balanced Fund - common stock                         %               11.88%
                    - fixed income                   %               61.41%
Large Company Growth Fund                            %               N/A
Small Company Growth Fund                            %               157.44%
International Equity Fund                            %               N/A
Equity Index Fund                                    %               N/A
Capital Manager Conservative Growth Fund             %               N/A
Capital Manager Moderate Growth Fund                 %               N/A
Capital Manager Growth Fund                          %               N/A



         High turnover rates will generally result in higher transaction costs to the Funds and may result in higher levels of taxable realized gains (including short-term taxable gains generally taxed at ordinary income tax rates) to a Fund's shareholders. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. A higher portfolio turnover rate for each Fund of the BB&T Funds other than the U.S. Treasury Fund may lead to increased taxes and transaction costs. Portfolio turnover will not be a limiting factor in making investment decisions.
See "Additional Tax Information."


         Because the U.S. Treasury Fund, the Prime Money Market Fund and the Tax-Free Money Market Fund intend to invest entirely in securities with maturities of less than one year and because the Securities and Exchange Commission requires such securities to be excluded from the calculation of the portfolio turnover rate, the portfolio turnover with respect to each of the Money Market Fund was zero percent for the fiscal years ended September 30, 1999 and September 30, 1998, and is expected to remain zero percent for regulatory purposes.



                                    VALUATION

         The net asset value of each of the Funds, other than the Money Market Funds, is determined and its Shares are priced as of the close of regular trading of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each Business Day ("Valuation Time"). The net asset value of each Money Market Fund is determined and its Shares are priced as of 12:00 p.m. and as of the close of regular trading of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each Business Day ("Valuation Times"). As used herein a "Business Day" constitutes any day on which the New York Stock Exchange (the "NYSE") is open for trading and any other day (other than a day on which no Shares are tendered for redemption and no orders to purchase Shares are received) during which there is sufficient trading in a Fund's portfolio securities that a Fund's net asset value per Share might be materially affected. Currently, the NYSE is closed on the customary national business holidays of New Year's

Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Valuation of the Money Market Funds
-----------------------------------

         The U.S. Treasury Fund, the Prime Money Market Fund and the Tax-Free Money Market Fund have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the U.S. Treasury Fund, the Prime Money Market Fund and the Tax-Free Money Market Fund would receive if it sold the instrument. The value of securities in the U.S. Treasury Fund, the Prime Money Market Fund and the Tax-Free Money Market Fund can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, each Money Market Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per Share, provided that the Fund will not purchase any security with a remaining maturity of more than thirteen months (securities subject to repurchase agreements may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The BB&T Funds' Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and each Money Market Fund's investment objective, to stabilize the net asset value per Share of each Money Market Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of the Money Market Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Money Market Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar-weighted average portfolio maturity, withholding or reducing dividends, reducing the number of the Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share determined by using available market quotations.


Valuation of the Growth and Income Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, the Short-Intermediate Fund, the Intermediate U.S. Government Bond Fund, the Intermediate Corporate Bond Fund, the Balanced Fund, the Large Company Growth Fund, the Small Company Growth Fund, the Equity Index Fund, and the Funds of Funds


         Portfolio securities for which market quotations are readily available are valued based upon their current available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Unlisted securities for which market quotations are readily available will be valued at the current quoted bid prices. Other securities and assets for which quotations are not readily available, including restricted securities and securities purchased in private transactions, are valued at their fair market value in BB&T's (or BFMI's, with respect to the Small Company Growth Fund) best judgment under procedures established by, and under the supervision of the BB&T Funds' Board of Trustees. The Funds of Funds will value their investments in mutual funds securities at the redemption price, which is net asset value.

         Among the factors that will be considered, if they apply, in valuing portfolio securities held by the Funds are the existence of restrictions upon the sale of the security by the Fund, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair market value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

         The BB&T Funds may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. The methods used by the pricing service and the valuations so established will be reviewed by the BB&T Funds under the general supervision of the BB&T Funds' Board of Trustees. Several pricing services are available, one or more of which may be used by BB&T, BFMI and BlackRock International from time to time.

         Investments in debt securities with remaining maturities of 60 days or less may be valued based upon the amortized cost method.

Valuation of the International Equity Fund
------------------------------------------

         Valuation of securities of foreign issuers and those held by the International Equity Fund is as follows: to the extent sale prices are available, securities which are traded on a recognized stock exchange, whether U.S. or foreign, are valued at the latest sale price on that exchange prior to the time when assets are valued or prior to the close of regular trading hours on the NYSE. In the event that there are no sales, the mean between the last available bid and asked prices will be used. If a security is traded on more than one exchange, the latest sale price on the exchange where the stock is primarily traded is used. An option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern Time). In the event that application of these methods of valuation results in a price for a security which is deemed not to be representative of the market value of such security, the security will be valued by, under the direction of or in accordance with a method specified by the Board of Trustees as reflecting fair value. The amortized cost method of valuation will be used with respect to debt obligations with sixty days or less remaining to maturity unless the Adviser and/or Sub-Adviser under the supervision of the Board of Trustees determines such method does not represent fair value. All other assets and securities held by the Fund (including restricted securities) are valued at fair value as determined in good faith by the Board of Trustees or by someone under its direction. Any assets which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.

         Certain of the securities acquired by the International Equity Fund may be traded on foreign exchanges or over-the-counter markets on days on which the Fund's net asset value is not calculated. In such cases, the net asset value of the Fund's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

         As discussed above, the International Equity Fund may use a pricing service or market/dealer experienced in such matters to value the Fund's securities.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Each class of Shares of each Fund of the BB&T Funds are sold on a continuous basis by BISYS Fund Services ("BISYS"). In addition to purchasing Shares directly from BISYS, Class A, Class B or Trust Shares may be purchased through procedures established by BISYS in connection with the requirements of accounts at BB&T, or BB&T's affiliated or correspondent banks. Customers purchasing Shares of the BB&T Funds may include officers, directors, or employees of BB&T or BB&T's affiliated or correspondent banks.

Purchase of Class A and Class B Shares
--------------------------------------

         As stated in the Class A and Class B Prospectus, the public offering price of Class A Shares of the Growth and Income Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, the Short-Intermediate Fund, the Intermediate U.S. Government Bond Fund, the Intermediate Corporate Bond Fund, the Balanced Fund, the Large Company Growth Fund, and the Small Company Growth Fund is their net asset value next computed after an order is received, plus a sales charge which varies based upon the quantity purchased. The public offering price of such Class A Shares of the BB&T Funds is calculated by dividing net asset value by the difference (expressed as a decimal) between 100% and the sales charge percentage of offering price applicable to the purchase. The offering price is rounded to two decimal places each time a computation is made. The sales charge scale set forth in the Class A and Class B Prospectus applies to purchases of Class A Shares of such a Fund by a Purchaser.


         Shares of the U.S. Treasury Fund, the Prime Money Market Fund and the Tax-Free Money Market Fund and Class B Shares of each Fund offering such Shares are sold at their net asset value per share, as next computed after an order is received. However, as discussed in the Class A and Class B Prospectus, the Class B Shares are subject to a Contingent Deferred Sales Charge if they are redeemed prior to the sixth anniversary of purchase. Investors purchasing Shares of the U.S. Treasury Fund, Prime Money Market Fund, and the Tax-Free Money Market Fund are generally required to purchase Class A or Trust Shares, since such Shares are not subject to any initial sales charge or contingent deferred sales charge. Shareholders investing directly in Class B Shares of the U.S. Treasury Money Market Fund, Prime Money Market Fund, or the Tax-Free Money Market Fund, as opposed to Shareholders obtaining Class B Shares of the U.S. Treasury Money Market Fund, Prime Money Market Fund, or the Tax-Free Money Market Fund upon an exchange of Class B Shares of any of the other Funds, will be requested to participate in the Auto Exchange and to set the time and amount of their regular, automatic withdrawals in such a way that all of their Class B Shares have been withdrawn from the U.S. Treasury Money Market Fund, Prime Money Market Fund, or the Tax-Free Money Market Fund within two years of purchase. Such Class B shares may be exchanged for Class B Shares of any other Fund through the Auto Exchange (see "Auto Exchange Plan").

         An order to purchase Class A Shares of the Prime Money Market Fund, the U.S. Treasury Fund, or the Tax-Free Money Market Fund will be deemed to have been received by the Distributor only when federal funds with respect thereto are available to the BB&T Funds' custodian for investment. Federal funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase Shares of the Prime Money Market Fund, the U.S. Treasury Fund, or the Tax-Free Money Market Fund which is transmitted by federal funds wire will be available the same day for investment by the BB&T Funds' custodian, if received prior to the last Valuation Time (see "VALUATION OF SHARES"). It is strongly recommended that investors of substantial amounts use federal funds to purchase Shares of the Prime Money Market Fund, the U.S. Treasury Fund, or the Tax-Free Money Market Fund.

         Shares of the Prime Money Market Fund, the U.S. Treasury Fund, or the Tax-Free Money Market Fund purchased before 12:00 noon, Eastern Time, begin earning dividends on the same Business Day. All Shares of the Prime Money Market Fund, the U.S. Treasury Fund, or the Tax-Free Money Market Fund continue to earn dividends through the day before their redemption.

         Shares of the BB&T Funds sold to Participating Organizations acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of Customers will normally be held of record by the Participating Organizations. With respect to Shares so sold, it is the responsibility of the Participating Organization to transmit purchase or redemption orders to the Distributor and to deliver federal funds for purchase on a timely basis. Beneficial ownership of the Shares will be recorded by the Participating Organizations and reflected in the account statements provided by the Participating Organizations to Customers. Depending upon the terms of a particular Customer account, a Participating Organization or Bank may charge a Customer's account fees for services provided in connection with investment in the BB&T Funds.

         In the case of orders for the purchase of Shares placed through a broker-dealer, the public offering price will be the net asset value as so determined plus any applicable sales charge, but only if the broker-dealer receives the order prior to the Valuation Time for that day and transmits to the BB&T Funds by the Valuation Time. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the net asset value determined as of the Valuation Time for the next Business Day.

         Every Shareholder will be mailed a confirmation of each new transaction in the Shareholder's account. In the case of Class A and Class B Shares held of record by a Participating Organization but beneficially owned by a Customer, confirmations of purchases, exchanges and redemptions of Class A and Class B Shares by a Participating Organization will be sent to the Customer by the Participating Organization. Certificates representing Shares will not be issued.

         AUTO INVEST PLAN. BB&T Funds Auto Invest Plan enables Shareholders to make regular purchases of Class A and Class B Shares through automatic deduction from their bank accounts. With Shareholder authorization, the BB&T Funds' transfer agent will deduct the amount specified (subject to the applicable minimums) from the Shareholder's bank account and will automatically invest that amount in Class A or Class B Shares at the public offering price on the date of such deduction.

         For a Shareholder to change the Auto Invest instructions or to discontinue the feature, the request must be made in writing to the BB&T Funds, P.O. Box 182533, Columbus, OH 43218-2533. The Auto Invest Plan may be amended or terminated without notice at any time by the Distributor.

         BB&T Funds Individual Retirement Account ("IRA"). A BB&T Funds IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing Class A or Class B Shares for an IRA. BB&T Funds IRA contributions may be tax-deductible and earnings are tax deferred. Under the Tax Reform Act of 1986 and Taxpayer Relief Act of 1997, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

         All BB&T Funds IRA distribution requests must be made in writing to BISYS Fund Services. Any additional deposits to a BB&T Funds IRA must distinguish the type and year of the contribution.

         For more information on a BB&T Funds IRA call the BB&T Funds at (800) 228-1872. Investment in Shares of the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the Tax-Free Money Market Fund would not be appropriate for any IRA. Shareholders are advised to consult a tax adviser on BB&T Funds IRA contribution and withdrawal requirements and restrictions.

Sales Charges
-------------

As the BB&T Funds' principal underwriter, BISYS acts as principal in selling Class A and Class B Shares of the BB&T Funds to dealers. BISYS re-allows the applicable sales charge as dealer discounts and brokerage commissions. However, the Distributor, in its sole discretion, may pay certain dealers all or part of the portion of the sales charge it receives. A broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the 1933 Act. From time to time dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers.

         The Distributor, at its expense, will also provide additional compensation to dealers in connection with sales of Class A Shares of any of the Funds of the BB&T Funds. The maximum cash compensation payable by the Distributor is 4.50% of the public offering price of Class A Shares. Compensation will also include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Funds, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by any Fund or its shareholders. Neither BISYS nor dealers are permitted to delay the placement of orders to benefit themselves by a price change.

         The sales charges set forth in the table above are applicable to purchases made at one time by any purchaser (a "Purchaser"), which includes: (i) an individual, his or her spouse and children under the age of 21; (ii) a trustee or other fiduciary of a single trust estate or single fiduciary account; or (iii) any other organized group of persons, whether incorporated or not, provided that such organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company. In order to qualify for a lower sales charge, all orders from a Purchaser will have to be placed through a single investment dealer and identified at the time of purchase as originating from the same Purchaser, although such orders may be placed into more than one discrete account which identifies the Purchasers.

         In determining whether a particular redemption is subject to a Contingent Deferred Sales Charge, it is assumed that the redemption is first of any Class A Shares in the Shareholder's Fund account (unless the Shareholder elects to have Class B Shares redeemed first) or Shares representing capital appreciation, next of Shares acquired pursuant to reinvestment of dividends and capital gain distributions, and finally of other Shares held by the Shareholder for the longest period of time. This method should result in the lowest possible sales charge.

Sales Charge Reductions and Waivers
-----------------------------------


Certain sales of Class A Shares are made without a sales charge, as described in the Class A and Class B Prospectus under the caption "Sales Charge Waivers," to promote goodwill with employees and others with whom BISYS, BB&T and/or the BB&T Funds have business relationships, and because the sales effort, if any, involved in making such sales is negligible.

          LETTER OF INTENT. Any Purchaser may obtain a reduced sales charge by means of a written Letter of Intent which expresses the intention of such Purchaser to invest a certain amount in Class A Shares of any of the Variable NAV Funds, i.e., those Funds which charge a sales charge, within a period of 13 months. Each purchase of Shares under a Letter of Intent will be made at the public offering price plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent. A Letter of Intent may include purchases of Class A Shares made not more than 90 days prior to the date such Purchaser signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. When a purchaser enters into a Letter of Intent which includes shares purchased prior to the date of the Letter of Intent, the sales charge will be adjusted and used to purchase additional Shares of the Fund at the then current public offering price at the end of the 13 month period. This program may be modified or eliminated at any time or from time to time by the BB&T Funds without notice.

         A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Class A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the full amount indicated is not purchased, and such escrowed Class A Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Class A Shares, whether paid in cash or reinvested in additional Class A Shares are not subject to escrow. The escrowed Class A Shares will not be available for disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated on the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charges will be used to purchase additional Class A Shares subject to the rate of sales charge applicable to the actual amount of the aggregate purchases at the net asset value next calculated.

         For further information, interested investors should contact the Distributor. Letter of Intent privileges may be amended or terminated without notice at any time by the Distributor.

         CONCURRENT PURCHASES AND RIGHT OF ACCUMULATION. A Purchaser (as defined above) may qualify for a reduced sales charge by combining concurrent purchases of Class A Shares of one or more of the Variable NAV Funds or by combining a current purchase of Class A Shares of a Variable NAV Fund with prior purchases of Shares of any Variable NAV Fund. The applicable sales charge is based on the sum of (i) the Purchaser's current purchase of Class A Shares of any Variable NAV Fund sold with a sales charge plus (ii) the then current net asset value of all Class A Shares held by the Purchaser in any Variable NAV Fund. To receive the applicable public offering price pursuant to the right of accumulation, Shareholders must at the time of purchase provide the Transfer Agent or the Distributor with sufficient information to permit confirmation of qualification.

Accumulation privileges may be amended or terminated without notice at any time by the Distributor.

         Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the Distribution Plan are payable to the Distributor to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of the Class B Shares, such as the payment of compensation to dealers and agents selling Class B Shares. A dealer commission of 4.30% of the original purchase price of the Class B Shares of the Fund will be paid to financial institutions and intermediaries. However, the Distributor may, in its sole discretion, pay a higher dealer commission at its sole discretion.

         CLASS B SHARES. The Contingent Deferred Sales Charge is waived on redemption of Shares: (i) following the death or disability (as defined in the Code) of a Shareholder or a participant or beneficiary of a qualifying retirement plan if redemption is made within one year of such death or disability; (ii) to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan to a Shareholder who has attained the age of 70 2; (iii) provided that the Shareholder withdraws no more than 12% of the account value annually using the Auto Withdrawal Plan Feature; (iv) for Investors who purchased Class B Shares of the Prime Money Market Fund, Class B Shares of the U.S. Treasury Fund, or Class B Shares of the Tax-Free Money Market Fund through the Cash Sweep Program at BB&T Treasury Services Division; and (v) for Investors who purchased through a participant directed defined contribution plan. A Shareholder or his or her representative should contact the Transfer Agent to determine whether a retirement plan qualifies for a waiver and must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the Shareholder is eligible for this waiver. In addition, the following circumstances are not deemed to result in a "redemption" of Class B Shares for purposes of the assessment of a Contingent Deferred Sales Charge, which is therefore waived: (i) plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party; and (ii) exchanges for Class B Shares of other Funds of the BB&T Funds as described under "Exchange Privilege."

         For purposes of conversion to Class A Shares, shares received as dividends and other distributions paid on Class B Shares in a Shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B Shares in a Shareholder's Fund account (other than those in the sub-account) convert to Class A Shares, a pro-rata portion of the Class B Shares in the sub-account will also convert to Class A Shares.

         If a Shareholder effects one or more exchanges among Class B Shares of the Funds of the BB&T Funds during the eight-year period, the BB&T Funds will aggregate the holding periods for the shares of each Fund of the BB&T Funds for purposes of calculating that eight-year period. Because the per share net asset value of the Class A Shares may be higher than that of the Class B Shares at the time of conversion, a Shareholder may receive fewer Class A Shares than the number of Class B Shares converted, although the dollar value will be the same.

Exchange Privilege
------------------

         CLASS A. Only residents of North Carolina may exchange their Class A Shares of the other Funds for Class A Shares of the North Carolina Fund. Only residents of South Carolina may exchange their Class A Shares of the other Funds for Class A Shares of the South Carolina Fund. Only residents of Virginia may exchange their Class A Shares of the other Funds for Class A Shares of the Virginia Fund.

         If Class A Shares of the Prime Money Market Fund, the U.S. Treasury Fund, or the Tax-Free Money Market Fund were acquired in a previous exchange involving Shares of a Variable NAV Fund, then such Shares of the Prime Money Market Fund, the U.S. Treasury Fund, or the Tax-Free Money Market Fund may be exchanged for Shares of a Variable NAV Fund without payment of any additional sales load within a twelve month period. Under such circumstances, the Shareholder must notify the Distributor that a sales load was originally paid. Depending upon the terms of a particular Customer account, a Participating Organization may charge a fee with regard to such an exchange. Information about such charges will be supplied by the Participating Organization.

         CLASS B. Class B Shares of each Fund may be exchanged for Class B Shares of the other Funds on the basis of relative net asset value per Class B Share, without the payment of any Contingent Deferred Sales Charge which might otherwise be due upon redemption of the outstanding Class B Shares.

         For purposes of computing the Contingent Deferred Sales Charge that may be payable upon a disposition of the newly acquired Class B Shares, the holding period for outstanding Class B Shares of the Fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class B Shares. For purposes of calculating the holding period applicable to the newly acquired Class B Shares, the newly acquired Class B Shares shall be deemed to have been issued on the date of receipt of the Shareholder's order to purchase the outstanding Class B Shares of the Fund from which the exchange was made.

         ADDITIONAL INFORMATION. An exchange is considered a sale of Shares and will result in a capital gain or loss for federal income tax purposes, which, in general, is calculated by netting the Shareholder's tax cost (or "basis") in the Shares surrendered and the value of the Shares received in the exchange. If a Shareholder exchanges Class A Shares within 90 days of acquiring them and if a sales charge is waived on the exchange, for purposes of measuring the capital gain or loss on the exchange, the Shareholder's basis in the surrendered Shares is reduced by the lesser of (i) the sales charge paid for the surrendered shares or (ii) the amount of the sales charge that is waived on the exchange.

         If not selected on the Account Registration form, the Shareholder will automatically receive Exchange privileges. A Shareholder wishing to exchange Class A or Class B Shares purchased through a Participating Organization or Bank may do so by contacting the Participating Organization or Bank. If an exchange request in good order is received by the Distributor or the Transfer Agent by 12:00 noon (Eastern Time) on any Business Day, the exchange usually will occur on that day.

Matters Affecting Redemption
----------------------------

         REDEMPTION BY MAIL. A written request for redemption must be received by the BB&T Funds in order to constitute a valid tender for redemption. The signature on the written request must be guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 if (a) a redemption check is to be payable to anyone other than the Shareholder(s) of record or (b) a redemption check is to be mailed to the Shareholder(s) at an address other than the address of record or other than to a commercial bank designated on the Account Registration Form of such Shareholder(s). The Distributor reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. Proceeds may be mailed to the address of record or sent electronically or mailed to a previously designated bank account without a signature guarantee. See "Redemption by Telephone" for further discussion on sending proceeds to your bank account.

         REDEMPTION BY TELEPHONE. Shares may be redeemed by telephone if the Shareholder selected that option on the Account Registration Form. A Shareholder may have the proceeds mailed to the address of record or sent electronically or mailed directly to a domestic commercial bank account previously designated by the Shareholder on the Account Registration Form. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Such electronic redemption requests may be made by the Shareholder by telephone to the Transfer Agent. The Transfer Agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge. Such charge is currently being waived. There is no charge for having payment of redemption requests mailed or sent via the Automated Clearing House to a designated bank account. For telephone redemptions, call the BB&T Funds at (800) 228-1872. If not selected on the Account Registration form, the Shareholder will automatically receive telephone redemption privileges. None of the Distributor, the BB&T Funds' transfer agent, BB&T or the BB&T Funds will be liable for any losses, damages, expense or cost arising out of any telephone transaction (including exchanges and redemptions) effected in accordance with the BB&T Funds' telephone transaction procedures, upon instructions reasonably believed to be genuine. The BB&T Funds will employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine; if these procedures are not followed, the BB&T Funds may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verifying the account name and a shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, Shareholders may also mail the redemption request to the BB&T Funds.

         The BB&T Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the BB&T Funds of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Company to determine the fair market value of its total net assets.

         The BB&T Funds may redeem any class of Shares involuntarily if redemption appears appropriate in light of the BB&T Funds' responsibilities under the 1940 Act.


          AUTO WITHDRAWAL PLAN. BB&T Funds Auto Withdrawal Plan enables Shareholders to make regular redemptions of Class A Shares and Class B Shares of a Fund. With Shareholder authorization, the BB&T Funds' transfer agent will automatically redeem Class A Shares and Class B Shares at the net asset value of the applicable Fund on the dates of withdrawal and have the amount specified transferred according to the instructions of the Shareholder.

         Purchase of additional Class A Shares concurrent with withdrawals may be disadvantageous to certain Shareholders because of tax liabilities.

         To participate in the Auto Withdrawal Plan, Shareholders should complete a supplemental sign-up form that can be acquired by calling the Distributor. For a Shareholder to change the Auto Withdrawal instructions or to discontinue the feature, the request must be made in writing to the BB&T Funds, P.O. Box 182533, Columbus, OH 43218-2533. The Auto Withdrawal Plan may be amended or terminated without notice at any time by the Distributor.

         PAYMENTS TO SHAREHOLDERS. Redemption orders are effected at the net asset value per Share next determined after the Shares are properly tendered for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within seven days after receipt by the Distributor of the request for redemption. However, to the greatest extent possible, the BB&T Funds will attempt to honor requests from Shareholders for next Business Day payments upon redemptions of Shares if the request for redemption is received by the Transfer Agent before the last Valuation Time on a Business Day or, if the request for redemption is received after the last Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to the BB&T Funds or the Shareholders of the particular Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner. The Prime Money Market Fund, the U.S. Treasury Fund, and the Tax-Free Money Market Fund will attempt to honor requests from its Shareholders for same day payment upon redemption of Shares if the request for redemption is received by the Transfer Agent before 12:00 noon Eastern Time, on a Business Day or, if the request for redemption is received after 12:00 noon Eastern Time, to honor requests for payment on the next Business Day, unless it would be disadvantageous to the Fund or its Shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

                           ADDITIONAL TAX INFORMATION


         Each Fund will be treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the BB&T Funds to qualify for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following such policy, each Fund of the BB&T Funds expects to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject. Regulated investment companies are subject to a federal excise tax if they do not distribute substantially all of their income on a timely basis. Each Fund intends to avoid paying federal income and excise taxes by timely distributing substantially all its net investment income and net realized capital gains.


         In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things,
(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) each year distribute at least 90% of its dividend, interest (including tax-exempt interest), and certain other income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

         A non-deductible excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined) for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year plus any undistributed amounts from prior years. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year by a Fund were less than the required amount, the Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Distributions from a Fund (other than exempt-interest dividends, as discussed below) will be taxable to Shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term capital gains. Distributions of net capital gains, if any, designated as capital gain dividends, are taxable as long-term capital gains (generally subject to a 20% tax rate), regardless of how long a Shareholder has held a Fund's shares and are not eligible for the dividends received deduction. Any distributions that are not from a Fund's investment company taxable income or net capital gains may be characterized as a return of capital to Shareholders or, in some cases, as capital gain. The tax treatment of dividends and distributions will be the same whether a Shareholder reinvests them in additional shares or elects to receive them in cash. A Fund of Funds will not be able to offset gains realized by one Fund in which such Fund of Funds invests against losses realized by another Fund in which such Fund of Funds invests. The use of a fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders.

         Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular Shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

         Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a Shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the Shareholder's hands, and will be long-term or short-term generally depending upon the Shareholder's holding period for the shares. Depending on the percentage ownership by a Fund of Funds in an underlying Fund both before and after a redemption, a redemption of Fund shares by the Fund of Funds may cause the Fund of Funds to be treated as not receiving capital gain income on the amount by which the distribution exceeds the tax basis of the Fund of Funds in the shares of the underlying Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution. This could cause Shareholders of a Fund of Funds to recognize higher amounts of ordinary income than if the Shareholders had held the shares of the underlying Funds directly.

         Each Fund of the BB&T Funds will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends and other distributions paid to any Shareholder who has provided either an incorrect taxpayer identification number or no number at all, who is subject to withholding by the Internal Revenue Service for failure properly to report payments of interest or dividends, or who fails to provide a certified statement that he or she is not subject to "backup withholding."


         Dividends received by a Shareholder of a Fund that are derived from such Fund's investments in U.S. Government Securities may not be entitled to the exemption from state and local income taxes that would be available if the Shareholder had purchased U.S. Government Securities directly. Shareholders are advised to consult their tax adviser concerning the application of state and local taxes to distributions received from a Fund.

         Shareholders will be advised at least annually as to the amount and federal income tax character of distributions made during the year.

         Dividends are generally taxable in the taxable year received. However, dividends declared in October, November or December to Shareholders of record during such a month and paid during the following January are treated for tax purposes as if they were received by each Shareholder on December 31 of the year in which the dividends were declared.

         Dividends will generally be taxable to a Shareholder as ordinary income to the extent of the Shareholder's ratable share of the earnings and profits of a Fund as determined for tax purposes. Certain dividends paid by the Growth and Income, Balanced, Large Company Growth, Small Company Growth, and International Equity Funds, and so-designated by the Funds, may qualify for the dividends received deduction for corporate shareholders. A corporate shareholder will only be eligible to claim such a dividends received deduction with respect to a dividend from one of these Funds if the shareholder held its shares on the ex-dividend date and for at least 45 more days during the 90-day period surrounding the ex-dividend date. Because all of the net investment income of the remaining Funds is expected to be interest income, it is anticipated that no distributions from such Funds will qualify for the dividends received deduction. Distributions designated by a Fund as deriving from net gains on securities held for more than one year will be taxable to Shareholders as such, regardless of how long the Shareholder has held Shares in the Fund. Shareholders who are not subject to tax on their income generally will not have to pay federal income tax on amounts distributed to them.

         Distributions are taxable to a Shareholder of a Fund even if they are paid from income or gains earned by the Fund prior to the Shareholder's investment (and thus were included in the price paid by the Shareholder).

         Dividends that are derived from interest on a Fund's investments in U.S. Government Securities and that are received by a Shareholder who is a North Carolina, South Carolina, or Virginia resident are currently eligible for exemption from those states' income taxes. Such dividends may be eligible for exemption from the state and local taxes of other jurisdictions as well, although state and local tax authorities may not agree with this view. However, in North Carolina, South Carolina, and Virginia, as well as in other states, distributions of income derived from repurchase agreements and securities lending transactions generally will not qualify for exemption from state and local income taxes.


         A Fund's transactions in futures contracts, options, and foreign-currency-denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules (including "mark-to-market," "straddle," "wash sale," "constructive sale," and "short sale" rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, convert long-term capital gains into short-term capital losses, and otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of distributions to Shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to Shareholders. The Funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Funds.

         Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

         A "passive foreign investment company" is any foreign corporation: (i) 75 percent of more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

         Although each Fund expects to qualify as a "regulated investment company" (a "RIC") and to be relieved of all or substantially all Federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities. If for any taxable year a Fund does not qualify for the special Federal tax treatment afforded a RIC, all of its taxable income will be subject to Federal income tax at regular corporate rates at the Fund level (without any deduction for distributions to its Shareholders). In addition, distributions to Shareholders will be taxed as ordinary income even if the distributions are attributable to capital gains or exempt interest earned by the Fund.

         Information set forth in the Prospectuses and this Statement of Additional Information which relates to Federal taxation is only a summary of some of the important Federal tax considerations generally affecting purchasers of Shares of the BB&T Funds. No attempt has been made to present a detailed explanation of the Federal income tax treatment of a Fund or its Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation (especially with respect to foreign, state or local taxation). In addition, the tax discussion in the Prospectuses and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectuses and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.


Additional Tax Considerations Relating to the Tax-Free Money Market Fund
------------------------------------------------------------------------

         The Tax-Exempt Money Market Fund can only pay its Shareholders exempt-interest dividends if, at the close of every quarter of the Fund's taxable year, at least 50% of the total value of the Tax-Exempt Money Market Fund's assets consist of obligations, the interest on which is exempt from federal income tax. Distributions designated as exempt-interest dividends by the Tax-Exempt Money Market Fund generally are not subject to federal income tax. Any loss on the sale or exchange of shares in the Tax-Exempt Money Market Fund held for six months or less will be disallowed to the extent of any exempt-interest dividend received by the shareholders with respect to such shares. In addition, an investment in the Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders.

Additional Tax Information Concerning the International Equity Fund
-------------------------------------------------------------------


         Dividends and certain interest income earned by the International Equity Fund from foreign securities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that the International Equity Fund will make this election in certain years. The remaining Funds do not expect to be eligible to make this election. If the Fund makes the election, the amount of such foreign taxes paid by the Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder will be entitled either (a) to credit a proportionate amount of such taxes against a shareholder's U.S. Federal income tax liabilities, so long as the shareholder held the Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date, or (b) if a shareholder itemizes deductions, to deduct such proportionate amounts from U.S. Federal taxable income. Although a Fund of Funds may itself be entitled to a deduction for such taxes paid by a Fund in which the Fund of Funds invests, the Fund of Funds will not be able to pass any such credit or deduction through to its own shareholders.

         Fund transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of a Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.


Additional Tax Information Concerning the North Carolina, South Carolina and
----------------------------------------------------------------------------
Virginia Funds
--------------
         As indicated in the Prospectuses, the North Carolina Fund, the South Carolina Fund and the Virginia Fund are designed to provide North Carolina, South Carolina and Virginia Shareholders, respectively, with current tax-exempt interest income. The Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the North Carolina Fund, the South Carolina Fund and the Virginia Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, so-called Keogh or H.R. 10 plans, and individual retirement accounts. Such plans and accounts are generally tax-exempt and, therefore, would not realize any additional benefit from the dividends of the North Carolina Fund, the South Carolina Fund and the Virginia Fund being tax-exempt, and such dividends would be ultimately taxable to the beneficiaries of such plans and accounts when distributed to them.

          The portions of dividends paid for each year that are exempt from federal, and North Carolina, South Carolina, or Virginia income tax, respectively, will be designated within 60 days after the end of a Fund's taxable year and will be based for each of the North Carolina, South Carolina, and Virginia Funds upon the ratio of net tax-exempt income to total net income earned by the Fund during the entire year. That ratio may be substantially different from the ratio of net tax-exempt income to total net income earned during any portion of the year. Thus, a Shareholder who holds Shares in either Fund for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net income actually earned by the Fund while he or she was a Shareholder.

         Distributions from the North Carolina Fund will not be subject to North Carolina income tax if made to individual Shareholders residing in North Carolina or to trusts or estates subject to North Carolina income tax to the extent such distributions are either (i) exempt from federal income tax and attributable to interest on obligations of North Carolina or its political subdivisions, or Guam, Puerto Rico, or the United States Virgin Islands, including the governments thereof and their agencies, instrumentalities and authorities, or (ii) attributable to interest on direct obligations of the United States.

         Distributions from the South Carolina Fund will not be subject to South Carolina income tax if made to individual Shareholders residing in South Carolina or to trusts or estates subject to South Carolina income tax to the extent such distributions are either (i) attributable to interest on obligations of South Carolina or its political subdivisions, including any agencies, instrumentalities and authorities thereof, or (ii) attributable to interest on direct obligations of the United States. However, distributions from the South Carolina Fund may be subject to certain estate transfer and bank transfer taxes by South Carolina.

         Distributions from the Virginia Fund will not be subject to Virginia income tax if the Virginia Fund pays distributions to Shareholders that it derived from interest on debt obligations of Virginia or its political subdivisions, debt obligations of the United States excludable from Virginia income tax under the laws of the United States, or debt obligations of Puerto Rico, Guam, or the Virgin Islands, which debt obligations are backed by the full faith and credit of the borrowing government.

         Distributions designated by the Funds as "exempt-interest dividends" are not generally subject to federal income tax. However, if the Shareholder receives Social Security or railroad retirement benefits, the Shareholder should consult his or her tax adviser to determine what effect, if any, an investment in a Fund may have on the taxation of such benefits.

         Dividends derived from interest income from certain types of securities in which the North Carolina Fund, the South Carolina Fund or the Virginia Fund may invest may subject individual and corporate investors to liability under the federal alternative minimum tax. As a matter of policy, under normal market conditions, not more than 10% of a Fund's total assets will be invested in securities the interest on which is treated as a preference item for purposes of the federal alternative minimum tax for individuals. To the extent the North Carolina Fund, the South Carolina Fund or the Virginia Fund invests in securities the interest on which is subject to federal alternative minimum tax, Shareholders, depending on their tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities. Interest income on all Tax-Exempt Obligations is included in "adjusted current earnings" for purposes of computing the alternative minimum tax applicable to corporate Shareholders of the North Carolina Fund, the South Carolina Fund and the Virginia Fund.

         Under the Code, if a Shareholder receives an exempt-interest dividend with respect to any Share and such Share is held for six months or less, any loss on the sale or exchange of such Share will be disallowed for North Carolina, South Carolina, Virginia and federal income tax purposes to the extent of the amount of such exempt-interest dividend, even though, in the case of North Carolina, South Carolina or Virginia, some portion of such dividend actually may have been subject to North Carolina, South Carolina or Virginia income tax. Although the Treasury Department is authorized to issue regulations reducing such period to as short as 31 days for regulated investment companies that regularly distribute at least 90% of their net tax-exempt interest, no such regulations have been issued as of the date of this Statement of Additional Information.

         The North Carolina Fund, the South Carolina Fund and the Virginia Fund may at times purchase Tax-Exempt Obligations at a discount from the price at which they were originally issued. For federal income tax purposes, some or all of this market discount will be included in a Fund's ordinary income and will be taxable to shareholders as such when it is distributed to them.

         To the extent dividends paid to Shareholders are derived from taxable income (for example, from interest on certificates of deposit, market discount, securities lending transactions or repurchase agreements), or from long-term or short-term capital gains, such dividends will be subject to federal income tax, whether such dividends are paid in the form of cash or additional Shares. Distributions by the North Carolina Fund, the South Carolina Fund, and the Virginia Fund of net gains on securities held for more than one year are taxable to Shareholders as such, regardless of how long the Shareholder has held Shares in the North Carolina Fund, the South Carolina Fund or the Virginia Fund, except that distributions which are directly attributable to gains from certain obligations of the State of North Carolina and its political subdivisions that were issued before July 1, 1995 are exempt from North Carolina State income tax. Distributions will be taxable as described above even if the net asset value of a Share in the North Carolina Fund, the South Carolina Fund or the Virginia Fund is reduced below the Shareholder's cost of that Share by the distribution of income or gain realized on the sale of securities and the distribution is, as an economic matter, a return of capital. If a shareholder purchases mutual fund shares, receives a capital gain dividend (or is credited with an undistributed capital gain) and then sells the shares at a loss within 6 months after purchasing the shares, the loss is treated as a long-term capital loss to the extent of the capital gain dividend (or undistributed capital gain).

         Part or all of the interest on indebtedness incurred by a Shareholder to purchase or carry Shares of the North Carolina Fund, the South Carolina Fund or the Virginia Fund is not deductible for federal, North Carolina, South Carolina or Virginia income tax purposes. The portion of interest that is not deductible is equal to the total interest multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the Shareholder that are exempt-interest dividends. It is anticipated that none of the distributions from the North Carolina Fund or the South Carolina Fund will be eligible for the dividends received deduction for corporations.


         In addition, the North Carolina Fund, the South Carolina Fund and the Virginia Fund may not be appropriate investments for Shareholders who are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business, and whose gross revenues derived with respect to the facilities financed by the issuance of bonds represent more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities, or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related person" includes certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders. Each Shareholder who may be considered a "substantial user" should consult a tax adviser with respect to whether exempt-interest dividends would retain the exclusion under Section 103 of the Code if the Shareholder were treated as a "substantial user" or a "related person."

         The Code permits a RIC which invests at least 50% of its total assets in Tax-Exempt Obligations to pass through to its investors, tax-free, net Tax-Exempt Obligations interest income. The policy of the North Carolina Fund, the South Carolina Fund and the Virginia Fund is to pay each year as dividends substantially all the Fund's Tax-Exempt Obligations interest income net of certain deductions. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the North Carolina Fund, the South Carolina Fund and the Virginia Fund and designated as an exempt-interest dividend in a written notice mailed to Shareholders within sixty days after the close of the Fund's taxable year, but not to exceed in the aggregate the net Tax-Exempt Obligations interest received by the Fund during the taxable year. The percentage of the total dividends paid for any taxable year which qualifies as federal exempt-interest dividends will be the same for all Shareholders receiving dividends from the North Carolina Fund, the South Carolina Fund and the Virginia Fund, respectively, during such year, regardless of the period for which the Shares were held.

         While the North Carolina Fund, the South Carolina Fund and the Virginia Fund do not expect to realize any significant amount of long-term capital gains, any net realized long-term capital gains will be distributed annually. The North Carolina Fund, the South Carolina Fund and the Virginia Fund will have no tax liability with respect to such distributed gains, and the distributions will be taxable to Shareholders as net gains on securities held for more than one year regardless of how long a Shareholder has held the Shares of the North Carolina Fund, the South Carolina Fund or the Virginia Fund. Such distributions will be designated as a capital gains dividend in a written notice mailed by the North Carolina Fund, the South Carolina Fund and the Virginia Fund to their respective Shareholders within sixty days after the close of each Fund's taxable year.

         Distributions of exempt-interest dividends, to the extent attributable to interest on North Carolina, South Carolina and Virginia Tax-Exempt Obligations and to interest on direct obligations of the United States (including territories thereof), are not subject to North Carolina, South Carolina or Virginia (respectively) individual or corporate income tax. Distributions of gains attributable to certain obligations of the State of North Carolina and its political subdivisions issued prior to July 1, 1995 are not subject to North Carolina individual or corporate income tax; however, distributions of gains attributable to such types of obligations that were issued after June 30, 1995 will be subject to North Carolina individual or corporate income tax. Distributions of gains attributable to obligations of the State of South Carolina are subject to South Carolina individual and corporate income tax.

         While the North Carolina Fund, the South Carolina Fund and the Virginia Fund do not expect to earn any significant amount of investment company taxable income, taxable income earned by the North Carolina Fund, the South Carolina Fund and the Virginia Fund will be distributed to their respective Shareholders. In general, the investment company taxable income will be the taxable income of each Fund (for example, short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gains for the taxable year over the net short-term capital loss, if any, for such year. Any such income will be taxable to Shareholders as ordinary income (whether paid in cash or additional Shares).

         As indicated in the Prospectuses, the Funds may acquire puts with respect to Tax-Exempt Obligations held in the portfolios. See "INVESTMENT OBJECTIVES AND POLICIES - Additional Information on Portfolio Instruments Puts" in this Statement of Additional Information. The policy of the North Carolina Fund, the South Carolina Fund and the Virginia Fund is to limit the acquisition of puts to those under which the Fund will be treated for Federal income tax purposes as the owner of the Tax-Exempt Obligations acquired subject to the put and the interest on the Tax-Exempt Obligations will be tax-exempt to the Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences of many of the types of puts that the North Carolina Fund, the South Carolina Fund and the Virginia Fund could acquire under the 1940 Act. Therefore, although the North Carolina Fund, the South Carolina Fund and the Virginia Fund will only acquire a put after concluding that such put will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the North Carolina Fund, the South Carolina Fund and the Virginia Fund. If the North Carolina Fund, the South Carolina Fund or the Virginia Fund were not treated as the owners of the Tax-Exempt Obligations, income from such securities would probably not be tax exempt.

         The foregoing is only a summary of some of the important Federal tax considerations generally affecting purchasers of Shares of the North Carolina Fund, the South Carolina Fund and the Virginia Fund. No attempt has been made to present a detailed explanation of the Federal or state income tax treatment of the North Carolina Fund, the South Carolina Fund and the Virginia Fund or their Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of the North Carolina Fund, the South Carolina Fund and the Virginia Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN NORTH CAROLINA TAX-EXEMPT OBLIGATIONS

         The concentration of investments in North Carolina Tax-Exempt Obligations by the North Carolina Fund raises special investment considerations. In particular, changes in the economic condition and governmental policies of North Carolina and its political subdivisions, agencies, instrumentalities, and authorities could adversely affect the value of the North Carolina Fund and its portfolio securities. This section briefly describes current economic trends in North Carolina. The information set forth below is derived from official statements prepared in connection with the issuance of North Carolina Tax-Exempt Obligations and other sources that are generally available to investors. The BB&T Funds has not independently verified this information.

         The State of North Carolina has three major operating funds: the General Fund, the Highway Fund, and the Highway Trust Fund. North Carolina derives most of its revenue from taxes, including individual income tax, corporation income tax, sales and use taxes, corporation franchise tax, alcoholic beverage tax, and insurance tax, tobacco products tax. State sales taxes on food, as well as the inheritance and soft drink taxes, are being phased out. North Carolina receives other non-tax revenues which are also deposited in the General Fund. The most important are Federal funds collected by North Carolina agencies, university fees and tuition, interest earned by the North Carolina Treasurer on investments of General Fund moneys and revenues from the judicial branch. The proceeds from the motor fuel tax, highway use tax and motor vehicle license tax are deposited in the Highway Fund and the Highway Trust Fund.

         Fiscal year 1996 ended with a positive General Fund balance of approximately $573.4 million. An additional $153.1 million was available from a reserved fund balance. Of this aggregate amount, $77.3 million was reserved in the Savings Reserve (bringing the total reserve to $500.9 million) and $130.0 million was reserved in the Reserve for Repair and Renovation of State Facilities (bringing the total reserve to $151.3 million after prior withdrawals). An additional $47.1 million was transferred to a newly-created Clean Water Management Trust Fund, $39.5 was reserved in a Capital Improvement Reserve, and $26.2 was transferred to newly-created Federal Retiree Refund and Administration Accounts, leaving an unrestricted General Fund balance at June 30, 1996 of approximately $406.1 million.

         Fiscal year 1997 ended with a positive General Fund balance of approximately $760.6 million. Along with additional reserves, $135 million was reserved in the Reserve for Repair and Renovation of State Facilities, in addition to a supplemental reserve of $39.3 million for repairs and renovations. An additional $49.4 million was transferred to the Clean Water Management Trust Fund and $115 million and $156 million were reserved in newly-created Disaster Relief and Intangible Tax Refund Reserves, respectively. No additional amounts were transferred to the Savings Reserve for the year. After additional reserves, the unrestricted General Fund balance at the end of fiscal year 1997 was approximately $319.9 million.

         The foregoing results are presented on a budgetary basis. Accounting principles applied to develop data on a budgetary basis differ significantly from those principles used to present financial statements in conformity with generally accepted accounting principles. Detailed budget results for fiscal year 1998 were not available as of the date this summary was prepared; however, as a result of record collections, it is expected that fiscal year 1998 ended with a positive General Fund Balance which was expected to exceed one billion dollars. On October 28, 1998, the North Carolina General Assembly adopted the biennium budget for 1998 to 2000. The $12.6 billion budget for fiscal year 1999 included over $100 million in new spending for the state's universities and community colleges, over $90 million in new spending for health and human services, including $42.5 million for expansion of North Carolina's Smart Start program for preschool children, and almost $30 million in new spending on law enforcement. The legislature also approved teacher pay raises averaging 6.5 percent.

         The General Assembly also took action to reduce some taxes, including elimination of the sales tax on food (estimated cost $185.5 million 1999-2000) and the inheritance tax (estimated cost $52.5 million 1999-2000).

         The North Carolina budget is based upon a number of existing and assumed State and non-State factors, including State and national economic conditions, international activity, Federal government policies and legislation and the activities of the State's General Assembly. Such factors are subject to change which may be material and affect the budget. The Congress of the United States is considering a number of matters affecting the Federal government's relationship with state governments that, if enacted into law, could affect fiscal and economic policies of the states, including North Carolina.

         During recent years North Carolina has moved from an agricultural to a service and goods producing economy. According to the North Carolina Employment Security Commission (the "Commission"), in July 1998, North Carolina ranked tenth among the states in non-agricultural employment and eighth in manufacturing employment. The Commission estimated North Carolina's seasonally adjusted unemployment rate in September 1998 to be 3.5% of the labor force, as compared with an unemployment rate of 4.5% nationwide.

         The following are certain cases pending in which the State of North Carolina faces the risk of either a loss of revenue or an unanticipated expenditure which, in the opinion of the North Carolina Department of State Treasurer, would not materially adversely affect the State's ability to meet its financial obligations:


         1. Swanson v. State of North Carolina -- State Tax Refunds - Federal Retirees. In DAVIS v. MICHIGAN (1989), the United States Supreme Court ruled that a Michigan income tax statute which taxed federal retirement benefits while exempting those paid by state and local governments violated the constitutional doctrine of intergovernmental tax immunity. At the time of the Davis decision, North Carolina law contained similar exemptions in favor of state and local retirees. Those exemptions were repealed prospectively, beginning with the 1989 tax year. All public pension and retirement benefits are now entitled to a $4,000 annual exclusion.

         Following DAVIS, federal retirees filed a class action suit in federal court in 1989 seeking damages equal to the North Carolina income tax paid on federal retirement income by the class members (SWANSON). A companion suit was filed in state court in 1990. The complaints alleged that the amount in controversy exceeded $140 million. The North Carolina Department of Revenue estimate of refunds and interest liability is $280.89 million as of June 30, 1994. In 1991, the North Carolina Supreme Court ruled in favor of the State in the state court action, concluding that DAVIS could only be applied prospectively and that the taxes collected from the federal retirees were thus not improperly collected. In 1993, the United States Supreme Court vacated that decision and remanded the case back to the North Carolina Supreme Court. The North Carolina Supreme Court then ruled in favor of the State on the grounds that the federal retirees had failed to comply with state procedures for challenging unconstitutional taxes. The United States District Court ruled in favor of the defendants in the companion federal case, and a petition for reconsideration was denied. Plaintiffs appealed to the United States Court of Appeals, which concurred with the lower court's ruling. The United States Supreme Court rejected an appeal, ruling that the lawsuit was a state matter, leaving the North Carolina Supreme Court's ruling in force. Despite these victories in court, the General Assembly in its 1996 Special Session adopted legislation allowing for a refund of taxes for federal retirees. Effective for tax years beginning on or after January 1, 1996, federal retirees are entitled to a North Carolina income tax credit for taxes paid on their pension benefits during tax years 1985 through 1988. In the alternative, a partial refund may be claimed in lieu of a credit for eligible taxpayers.

         2. Patton v. State of North Carolina and Bailey v. State of North Carolina -- State Tax Refunds Federal and State Retirees.


         An additional lawsuit was filed in 1995 in State court by Federal pensioners to recover State income taxes paid on Federal retirement benefits (Patton). This case grew out of a claim by Federal pensioners in the original Federal court case in Swanson. In the new lawsuit, the plaintiffs allege that when the State granted an increase in retirement benefits to State retirees in the same legislation that equalized tax treatment between state and Federal retirees, the increased benefits to State retirees constituted an indirect violation of Davis. The lawsuit seeks a refund of taxes paid by Federal retirees on Federal retirement benefits received in the years 1989 through 1993 and refunds or monetary relief sufficient to equalize the alleged on-going discriminatory treatment for those years. State and local governmental retirees filed a class action suit in 1990 Bailey as a result of the repeal of the income tax exemptions for state and local government retirement benefits. The original suit was dismissed after the North Carolina Supreme Court ruled in 1991 that the plaintiffs had failed to comply with state law requirements for challenging unconstitutional taxes and the United States Supreme Court denied review. In 1992, many of the same plaintiffs filed a new lawsuit alleging essentially the same claims, including breach of contract, unconstitutional impairment of contract rights by the State in taxing benefits that were allegedly promised to be tax-exempt and violation of several state constitutional provisions.


         On May 31, 1995 the Superior Court issued an order ruling in favor of the plaintiffs. Under the terms of the order, the Superior Court found that the act of the General Assembly that repealed the tax exemption on State and local government retirement benefits is null, void, and unenforceable and that retirement benefits which were vested before August 1989 are exempt from taxation. An appeal from this order is pending in the North Carolina Supreme Court.

         In June 1998, the plaintiff classes in the Bailey and Patton cases reached a tentative settlement with the State of North Carolina. Under the terms of the settlement, the General Assembly will appropriate $400,000,000 in the 1998-1999 fiscal year, and $399,000,000 by July 15, 1999 in the 1999-2000 fiscal year, to a settlement fund. Amounts in the fund will be paid to the state, local and federal retirees in the cases. The terms of the settlement provide that such payments will completely extinguish all of the state's liability to the retirees arising from the taxation of state, local and federal retirement income and benefits from 1989 through 1997.

         The tentative court settlement was made subject to the appropriation of funds by the General Assembly, and to court approval following notice to the class members. The $400,000,000 appropriation was made by action of the Assembly in September, 1998, and on October 7, 1998, the court entered an order approving the settlement. In order to achieve final consummation of the settlement, the General Assembly must appropriate the $399,000,000 amount for the 1999-2000 fiscal year at its 1999 session, which begins in January, 1999.

         In its 1996 Short Session, the North Carolina General Assembly approved additional North Carolina general obligation bonds in the amount of $950 million for highways and $1.8 billion for schools. These bonds were approved by the voters of the State in November, 1996. In March 1997, and again in March, 1998, North Carolina issued $450 million of the authorized school bonds (Public School Building Bonds). In November 1997, North Carolina issued $250 million of the authorized highway bonds (Highway Bonds). The offering of the remaining $2.05 billion of these authorized bonds is anticipated to occur over the next two-five years.

         On November 3, 1998, North Carolina voters approved the issuance of $800,000,000 in clean water bonds and $200,000,000 natural gas facilities bonds. The clean water bonds will provide grants and loans for needed water and sewer improvement projects for the state's municipalities, and fund programs to reduce pollution in the state's waterways. The natural gas bond issue will provide grants, loans and other financing for local distribution companies or state or local government agencies to build natural gas facilities, in part to help attract industry to the state's rural regions.

         Currently, Moody's, S&P, and Fitch IBCA rate North Carolina general obligation bonds Aaa, AAA, and AAA, respectively. See the Appendix to this Statement of Additional Information.

SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN SOUTH CAROLINA TAX-EXEMPT OBLIGATIONS

         The concentration of investments in South Carolina Tax-Exempt Obligations by the South Carolina Fund raises special investment considerations. In particular, changes in the economic condition and governmental policies of South Carolina and its political subdivisions, agencies, instrumentalities, and authorities could adversely affect the value of the South Carolina Fund and its portfolio securities. This section briefly describes current economic trends in South Carolina. The information set forth below is derived from official statements prepared in connection with the issuance of South Carolina Tax-Exempt Obligations and other sources that are generally available to investors. The BB&T Funds has not independently verified this information.

         The South Carolina Constitution requires the General Assembly to provide a balanced budget and requires that if a deficit arises, such deficit must be provided for in the succeeding fiscal year. The State Constitution also provides that the State Budget and Control Board may, if a deficit appears likely, effect such reductions in appropriations as may be necessary to prevent a deficit. In the November 1984 general election the electorate approved a constitutional amendment providing that annual increases in State appropriations may not exceed the average growth rate of the economy of the State and that the annual increases in the number of State employees may not exceed the average growth of the population of the State. Such limits on growth are subject to suspension by a super-majority of the General Assembly. The State Constitution also establishes a General Reserve Fund to be maintained in an amount equal to 3% (4% prior to 1988) of General Fund revenue for the latest fiscal year.

         In the November 1988 general election the electorate approved a constitutional amendment creating a Capital Reserve Fund equal to 2% of General Fund revenue. Before March 1 of each year, the Capital Reserve Fund must be used to offset mid-year budget reductions before mandating cuts in operating appropriations, and after March 1, the Capital Reserve Fund may be appropriated by a special vote in separate legislation by the General Assembly to finance in cash previously authorized capital improvement bond projects, retire bond principal or interest on bonds previously issued, and for capital improvements or other nonrecurring purposes which must be ranked in order of priority of expenditure. Monies in the Capital Reserve Fund not appropriated or any appropriation for a particular project or item which has been reduced due to application of the monies to year-end deficit, must go back to the General Fund.

         Despite the efforts of the State Budget and Control Board, deficits were experienced in the fiscal years ending June 30, 1981, 1982, 1985 and 1986. All such deficits have been funded out of the General Reserve Fund. For the fiscal years ending June 30, 1983 and 1984, the State had cash surpluses. For the fiscal year ended June 30, 1989, the State had a surplus of $129,788,135. At June 30, 1989, the balance in the General Fund was $87,999,428.

         Because of anticipated revenue shortfalls for the fiscal year 1989-1990, the State Budget and Control Board committed $42.4 million of the $58.7 million Capital Reserve Fund in April 1990. Lack of sufficient funding at year-end resulted in an additional use of $4.5 million from the Capital Reserve Fund. After the above reductions, the State had a fiscal year 1989-90 surplus of $13,159,892 which was used to fund supplemental appropriations at $1,325,000 and the Capital Reserve Fund at $11,834,892. At June 30, 1990, the balance in the General Reserve Fund was $94,114,351.

         During fiscal year 1990-1991, the State Budget and Control Board approved mid-year budget changes in November 1990 and again in February 1991, to offset lower revenue estimates. Those changes included committing the Capital Reserve Fund appropriation and reducing agency appropriations in an additional amount necessary to offset (together with automatic expenditure reductions that are tied to revenue levels) what would otherwise be a projected deficit of approximately $132.6 million. In May 1991, the Budget and Control Board, responding to April revenue figures and unofficial estimates indicating an additional shortfall of $30 to $50 million, ordered an immediate freeze on all personnel activities, from hiring to promotions; a freeze on purchasing, with limited exceptions; and an indefinite halt to new contracts and contract renewals. The Board also asked the General Assembly for the power to furlough government workers periodically during the next fiscal year.

         In the past, the State's budgetary accounting principles allowed revenue to be recorded only when the State received the related cash. On July 30, 1991, the Budget and Control

Board approved a change in this principle for sales tax revenue beginning with the fiscal year ended June 30, 1991. The Board's resolution requires that sales taxes collected by merchants in June and received by the State in July be reported as revenue in June rather than in July. This change resulted in a $5.2 million decrease in reported 1990-1991 sales tax revenue and a one-time $83.1 million addition to fund balance. The one-time adjustment increases the Fund balance to the level it would be if the new principle had been in effect in years before 1990-1991. Following such action, the year-end balance in the General Reserve Fund was $33.4 million.

         On July 25, 1991, the Board of Economic Advisors advised the Budget and Control Board that it projected a revenue shortfall of $148 million for the fiscal year 1991-1992 revenue estimate of $3.588 billion. In response, the Budget and Control Board eliminated the 2% Capital Reserve Fund appropriation of $65.8 million and reduced agency appropriations by $33.6 million and required agencies to set aside additional appropriations of $67.3 million. On February 10, 1992, the Board of Economic Advisers advised the Budget and Control Board that it had revised its estimate of revenues for the current fiscal year downward by an additional $55 million. At its February 11, 1992 meeting, the Budget and Control Board responded by permanently reducing the $67.3 million in appropriations which were set aside on June 30, 1991 and further reduced appropriations by $27.2 million. Despite such actions, expenditures exceeded revenues by $38.2 million and, as required by the South Carolina Constitution, such amount was withdrawn from the General Reserve Fund to cover the shortfall.

         On August 22, 1992, the Budget and Control Board adopted a plan to reduce appropriations under the 1992 Appropriations Act because of revenue shortfall projections of approximately $195 million for the 1992-1993 fiscal year. These reductions were based on the rate of growth in each agency's budget over the past year. The Supreme Court of South Carolina enjoined the Budget and Control Board from implementing its proposed plan for budget reductions on the grounds that the Board had authority to make budget reductions only across the board based on total appropriations. In response to this decision on September 15, 1992, the Board instituted a 4% across the board reduction. On November 10, 1992, the Budget and Control Board permanently reduced $88.1 million in appropriations which were set aside on September 15, 1992. This action along with improved actual revenue collections created a budgetary surplus of approximately $101 million.

         The State had budgetary surpluses for the fiscal years ended June 30, 1994 ($273.48 million), 1995 ($393 million), 1996 ($316.7 million) and 1997
($297.8 million). During those fiscal years, the General Assembly authorized supplemental appropriations contingent upon the existence of sufficient year-end surpluses. However, in Fiscal Year ended June 30, 1996, the actual surplus fell short of projections and $87.8 million of supplemental appropriations could not be funded. In Fiscal Years when the actual surpluses exceeded the supplemental appropriations, the surplus funds were applied to (i) fund items appropriated from Capital Reserve monies, (ii) maintain full funding of the General Reserve;
(iii) property tax relief; and (iv) such other purposes as directed by the General Assembly.

         The State of South Carolina has not defaulted on its bonded debt since 1879. As noted above, however, the State did experience certain budgeting difficulties over several recent fiscal years through June 30, 1993, resulting in mid-year cutbacks in funding of state agencies in those years. Such difficulties have not to date impacted on the State's ability to pay its indebtedness but did result in Standard & Poor's Rating Service lowering its rating on South Carolina general obligation bonds from AAA to AA+ on January 29, 1993. South Carolina's general obligation bonds are rated Aaa by Moody's Investor Services, Inc. In addition, with the State's economy improving since January 1993, the State regained its AAA rating from Standard & Poor's Rating Service on July 9, 1996. Such ratings apply only to the general obligation bonded indebtedness of the State, and do not apply to bonds issued by political subdivisions or to revenue bonds not backed by the full faith and credit of the State. There can be no assurance that the economic conditions on which the above ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions.

         South Carolina is primarily a manufacturing state. In 1996, one-fifth of all jobs in the State were in manufacturing, compared to 15% nationally. While the textile industry is still the major industrial employer in the State, since 1950 the State's economy has undergone a gradual transition. The economic base of the State has diversified as the trade and service sectors developed and with the added development of the durable goods manufacturing industries.

         Personal income in South Carolina grew five and five-tenths percent (5.5%) during 1997 compared to income growth of five and seven-tenths percent (5.7%) nationwide and five and seven-tenths percent (5.7%) in the Southeast. Over the last five (5) years (1992-1997) personal income in South Carolina rose at a compounded annual rate of five and seven-tenths percent (5.7%), falling short of the annual income growth for the Southeast region, at six percent (6%), and outpacing the five and four-tenths percent (5.40%) growth in the United States in the same period.

         In 1997, employment increased two and eight-tenths percent (2.8%) while the rate of employment growth in the United States was two and six-tenths percent (2.6%). Monthly unemployment rates in the State have declined below comparable national rates during 1997, and reached an historical low unemployment rate of two and four-tenths percent in March 1998. The unemployment rate for South Carolina in 1997 was four and five-tenths percent (4.5%), four-tenths of one percent lower than the four and nine-tenths percent (4.9%) nationwide.

         General Fund Revenues increased at a rate of five and six-tenths percent (5.6%) during Fiscal Year 1996-97 over the previous fiscal year. The state finished Fiscal Year 1996-97 with a revenue excess of $158 million above the Fiscal Year 1996-97 Appropriation Act. Preliminary revenues through June 1998 have increased at a rate of five and five-tenths percent (5.5%) during the Fiscal Year 1997-98. The State is expecting a revenue excess of $60 million above the Fiscal Year 1997-98 Appropriation Act.

SPECIAL FACTORS AFFECTING THE SOUTH CAROLINA TAX-EXEMPT SERIES

         The State of South Carolina has the power to issue general obligation bonds based on the full faith and credit of the State. Political subdivisions are also empowered to issue general obligation bonds, which are backed only by the full faith and credit of that political subdivision, and not by the resources of the State of South Carolina or any other political subdivision. Political subdivisions are empowered to levy ad valorem property taxes on real property and certain personal property to raise funds for the payment of general obligation bonds. General obligation debt may be incurred only for a public purpose which is also a corporate purpose of the applicable political subdivision.

         Under Article X of the Constitution of the State of South Carolina, the State may issue general obligation debt without either a referendum or a supermajority of the General Assembly, within limits defined by reference to anticipated sources of revenue for bonds issued for particular purposes. A referendum or supermajority of the General Assembly may authorize additional general obligation debt. Article X further requires the levy and collection of an ad valorem tax if debt service payments on general obligation debt are not made. Under Article X of the Constitution of the State of South Carolina, political subdivisions are empowered to issue aggregate general obligation indebtedness up to 8% of the assessed value of all taxable property within the political subdivision (exclusive of debt incurred before the effective date of Article X with respect to such subdivisions) without a referendum. A referendum may authorize additional general obligation debt. The ordinance or resolution authorizing bonded debt of a political subdivision also directs the levy and collection of ad valorem taxes to pay the debt. In addition, Article X of the South Carolina Constitution provides for withholding by the State Treasurer of any state appropriations to a political subdivision which has failed to make punctual payment of general obligation bonds. Such withheld appropriations, to the extent available, shall be applied to the bonded debt. Political subdivisions are not generally authorized to assess income taxes, or to pledge any form of tax other than ad valorem property taxes, for the payment of general obligation bonds. Political subdivisions may pledge certain additional revenues, however, to secure their general obligation bonds and, certain political subdivisions have been authorized to impose a limited-duration 1% sales tax to defray the debt service on general obligation bonds.

         Industrial development bonds and other forms of revenue bonds issued by the State or a political subdivision are not secured by the full faith and credit of the State or the issuing entity. Such bonds are payable only from revenues derived from a specific facility or revenue source.

SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN VIRGINIA TAX-EXEMPT OBLIGATIONS

         The Virginia Fund will invest primarily in Virginia Tax-Exempt Obligations. For this reason, the Fund is affected by political, economic, regulatory or other developments that constrain the taxing, revenue-collecting and spending authority of Virginia issuers or otherwise affect the ability of Virginia issuers to pay interest, principal, or any premium. The following information constitutes only a brief summary of certain of these developments and does not purport to be a complete description of them. The information has been obtained from recent official statements prepared by the Commonwealth of Virginia relating to its securities, and no independent investigation has been undertaken to verify its accuracy. Moreover, the information relates only to the state itself and not to the numerous special purpose or local government units whose issues may also be held by the Virginia Fund. The credits represented by such issues may be affected by a wide variety of local factors or structuring concerns, and no disclosure is made here relating to such matters.

         The rate of economic growth in the Commonwealth of Virginia has increased steadily over the past decade. Per capita income in Virginia has been consistently above national levels during that time. The services sector in Virginia generates the largest number of jobs, followed by wholesale and retail trade, manufacturing and state and local government. Because of Northern Virginia, with its proximity to Washington, D.C., and Hampton Roads, which has the nation=s largest concentration of military installations, the Federal government has a greater economic impact on Virginia relative to its size than any states other than Alaska and Hawaii.

         According to statistics published by the U.S. Department of Labor, Virginia typically has one of the lowest unemployment rates in the nation. This is generally attributed to the balance among the various sectors represented in the economy. Virginia is one of twenty states with a right-to-work law and is generally regarded as having a favorable business climate marked by few strikes or work stoppages. Virginia is also one of the least unionized among the industrialized states.

         Virginia's state government operates on a two-year budget. The Constitution vests the ultimate responsibility and authority for levying taxes and appropriating revenue in the General Assembly, but the Governor has broad authority to manage the budgetary process. Once an appropriation act becomes law, revenue collections and expenditures are constantly monitored by the Governor, assisted by the Secretary of Finance and the Department of Planning and Budget, to ensure that a balanced budget is maintained. If projected revenue collections fall below amounts appropriated at any time, the Governor must reduce expenditures and withhold allotments of appropriations (other than for debt service and other specified purposes) to restore balance. An amendment to the Constitution, effective January 1, 1993, established a Revenue Stabilization Fund. This Fund is used to offset a portion of anticipated shortfalls in revenues in years when appropriations based on previous forecasts exceed expected revenues in subsequent forecasts. The Revenue Stabilization Fund consists of an amount not to exceed 10 percent of Virginia's average annual tax revenues derived from taxes on income and retail sales for the three preceding fiscal years.

         General Fund revenues are principally composed of direct taxes. In recent fiscal years most of the total tax revenues have been derived from five major taxes imposed by Virginia on individual and fiduciary income, sales and use, corporate income, public service corporations and premiums of insurance companies.

         In September 1991, the Debt Capacity Advisory Committee was created by the Governor through an executive order. The committee is charged with annually estimating the amount of tax-supported debt that may prudently be authorized, consistent with the financial goals, capital needs and policies of Virginia. The committee annually reviews the outstanding debt of all agencies, institutions, boards and authorities of Virginia for which Virginia has either a direct or indirect pledge of tax revenues or moral obligation. The Committee provides its recommendations on the prudent use of such obligations to the Governor and the General Assembly.

         The Constitution of Virginia prohibits the creation of debt by or on behalf of Virginia that is backed by Virginia's full faith and credit, except as provided in Section 9 of Article X.

Section 9 of Article X contains several different provisions for the issuance of general obligation and other debt, and Virginia is well within its limit for each:

         Section 9(a)(2) provides that the General Assembly may incur general obligation debt to meet certain types of emergencies, subject to limitations on amount and duration; to meet casual deficits in the revenue or in anticipation of the collection of revenues of Virginia; and to redeem a previous debt obligation of Virginia. Total indebtedness issued pursuant to this Section may not exceed 30 percent of an amount equal to 1.15 times the annual tax revenues derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts for the preceding fiscal year.

         Section 9(b) provides that the General Assembly may authorize the creation of general obligation debt for capital projects. Such debt is required to be authorized by an affirmative vote of a majority of each house of the General Assembly and approved in a statewide election. The outstanding amount of such debt is limited to an amount equal to 1.15 times the average annual tax revenues derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts for the three preceding fiscal years less the total amount of bonds outstanding. The amount of 9(b) debt that may be authorized in any single fiscal year is limited to 25 percent of the limit on all 9(b) debt less the amount of 9(b) debt authorized in the current and prior three fiscal years.

         Section 9(c) provides that the General Assembly may authorize the creation of general obligation debt for revenue-producing capital projects (so-called "double-barrel" debt). Such debt is required to be authorized by an affirmative vote of two-thirds of each house of the General Assembly and approved by the Governor. The Governor must certify before the enactment of the authorizing legislation and again before the issuance of the debt that the net revenues pledged are expected to be sufficient to pay principal of and interest on the debt. The outstanding amount of 9(c) debt is limited to an amount equal to 1.15 times the average annual tax revenues derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts for the three preceding fiscal years. While the debt limits under Sections 9(b) and 9(c) are each calculated as the same percentage of the same average tax revenues, these debt limits are separately computed and apply separately to each type of debt.

         Section 9(d) provides that the restrictions of Section 9 are not applicable to any obligation incurred by Virginia or any of its institutions, agencies or authorities if the full faith and credit of Virginia is not pledged or committed to the payment of such obligation. There are currently outstanding various types of such 9(d) revenue bonds. Certain of these bonds, however, are paid in part or in whole from revenues received as appropriations by the General Assembly from general tax revenues, while others are paid solely from revenues of the applicable project. The repayment of debt issued by the Virginia Public Building Authority, the Virginia Port Authority, the Virginia College Building Authority Equipment Leasing Program, the Virginia College Building Authority 21st Century Program, The Innovative Technology Authority and the Virginia Biotechnology Research Park Authority is supported in large part by General Fund appropriations.

         The Commonwealth Transportation Board is a substantial issuer of bonds for highway projects. These bonds are secured by and are payable from funds appropriated by the General Assembly from the Transportation Trust Fund for such purpose. The Transportation Trust

Fund was established by the General Assembly in 1986 as a special non-reverting fund administered and allocated by the Transportation Board to provide increased funding for construction, capital and other needs of state highways, airports, mass transportation and ports. The Virginia Port Authority has also issued bonds that are secured by a portion of the Transportation Trust Fund.

         Virginia is involved in numerous leases that are subject to appropriation of funding by the General Assembly. Virginia also finances the acquisition of certain personal property and equipment through installment purchase agreements.

         Bonds issued by the Virginia Housing Development Authority, the Virginia Resources Authority and the Virginia Public School Authority are designed to be self-supporting from their individual loan programs. A portion of the Virginia Housing Development Authority and Virginia Public School Authority bonds and all of the Virginia Resources Authority bonds are secured in part by a moral obligation pledge of Virginia. Should the need arise, Virginia may consider funding deficiencies in the respective debt service reserves for such moral obligation debt. To date, none of these authorities has advised Virginia that any such deficiencies exist.

         Local government in Virginia is comprised of 95 counties, 40 incorporated cities, and 190 incorporated towns. Virginia is unique among the several states in that cities and counties are independent, and their land areas do not overlap. The largest expenditures by local governments in Virginia are for education, but local governments also provide other services such as water and sewer, police and fire protection and recreational facilities. The Virginia Constitution imposes numerous restrictions on local indebtedness, affecting both its incurrence and amount.

         In Davis v. Michigan (decided March 28, 1989), the United States Supreme Court ruled unconstitutional states= exempting from state income tax the retirement benefits paid by the state or local governments without exempting retirement benefits paid by the Federal government. At that time, Virginia exempted state and local retirement benefits but not Federal retirement benefits. At a Special Session held in April 1989, the General Assembly repealed the exemption of state and local retirement benefits. Following Davis, at least five suits, some with multiple plaintiffs, for refunds of Virginia income taxes, were filed by Federal retirees. These suits were consolidated under the name of Harper v. Virginia Department of Taxation.

         In a Special Session in 1994, the Virginia General Assembly passed emergency legislation to provide payments in five annual installments to Federal retirees in settlement of their claims as a result of Davis. In 1995 and 1996, the General Assembly passed legislation allowing more retirees to participate in the settlement. As of June 30, 1997, the estimated total cost to Virginia for the settlement was approximately $316.2 million.

         On September 15, 1995, the Supreme Court of Virginia rendered its decision in Harper, reversing the judgement of the trial court, entering final judgement in favor of the taxpayers, and directing that the amounts unlawfully collected be refunded with statutory interest. Virginia issued refund checks on November 9, 1995, and interest stopped accruing as of November 3, 1995. The cost of refunding all Virginia income taxes paid on Federal government pensions for taxable years 1985, 1986, 1987 and 1988 to Federal government pensioners who opted out of the settlement was approximately $78.7 million, including interest earnings.

         The total cost of refunding all Virginia income taxes paid on Federal pensions on account of the settlement (approximately $316.2 million) and the judgment ($78.7 million) is approximately $394.9 million, of which $329 million ($250.2 million in respect of the settlement and the entire $78.7 million in respect of the judgment) has been paid as of June 30, 1998, leaving $66 million payable in respect of the settlement. During the 1998 Session of the Virginia General Assembly, legislation was approved providing for early payment on the remaining balance on September 20, 1998 (subject to appropriation) provided that undesignated and unreserved general fund balances were met on August 15, 1998. Since such balances were not met, a special installment payment of the remaining balance (approximately $34.88 million) was made on September 30, 1998, with a payment of the final balance ($31.1 million) occurring no later than March 31, 1999.

         Most recently, Moody's has rated the long-term general obligation bonds of Virginia Aaa, and Standard & Poor's has rated such bonds AAA. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions.


Diversification and Concentration
---------------------------------

         The North Carolina Fund, the South Carolina Fund, and the Virginia Fund are non-diversified funds under the 1940 Act. This means they may concentrate their investments in the securities of a limited number of issuers. Under the Internal Revenue Code of 1986, as amended, at the end of each fiscal quarter each of the North Carolina Fund, the South Carolina Fund, and the Virginia Fund must nevertheless diversify its portfolio such that, with respect to 50% of its total assets, not more than 25% of its assets is invested in the securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies), and with respect to the remainder of its total assets, no more than 5% of its assets is invested in the securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies). Because of the relatively small number of issuers of North Carolina Tax-Exempt Obligations, South Carolina Tax-Exempt Obligations, and Virginia Tax-Exempt Obligations, the North Carolina Fund, the South Carolina Fund, and the Virginia Fund are more likely to invest a higher percentage of their assets in the securities of a single issuer than is an investment company that invests in a broad range of tax-exempt securities. This concentration involves an increased risk of loss to the North Carolina Fund, the South Carolina Fund, and the Virginia Fund if the issuer is unable to make interest or principal payments or if the market value of such securities declines, and consequently may cause greater fluctuation in the net asset value of the North Carolina, the South Carolina, and the Virginia Funds' Shares.



                            MANAGEMENT OF BB&T FUNDS


Trustees
--------

         Overall responsibility for management of the BB&T Funds rests with the Board of Trustees of the BB&T Funds, who are elected by the Shareholders of the BB&T Funds. There are currently five Trustees, two of whom are "interested persons" of the BB&T Funds within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the BB&T Funds to supervise actively its day-to-day operations. The Trustees of the BB&T Funds, their current addresses, and principal occupations during the past five years are as follows:



                                         Position(s) Held                        Principal Occupation During the
Name and Address                         With the BB&T Funds                               Past 5 Years
----------------                         -------------------                     -------------------------------

*Walter B. Grimm                         Chairman of the Board                 From June 1992 to present, employee
3435 Stelzer Road                                                              of BISYS Fund Services.
Columbus, OH 43219
Age:  54

William E. Graham, Jr.                   Trustee                               From January 1994 to present,
1 Hannover Square                                                              Counsel, Hunton & Williams; from
Fayetteville Street Mall                                                       1985 to December, 1993, Vice
P.O. Box 109                                                                   Chairman, Carolina Power & Light
Raleigh, NC 27602                                                              Company
Age:  69

Thomas W. Lambeth                        Trustee                               From 1978 to present, Executive
101 Reynolda Village                                                           Director, Z. Smith Reynolds
Winston-Salem,  NC 27106                                                       Foundation
Age:  64

*W. Ray Long                             Trustee                               Retired; Executive Vice President,
605 Blenheim Drive                                                             Branch Banking and Trust Company
Raleigh, NC 27612                                                              prior to August 1998.
Age:  64

Robert W. Stewart                        Trustee                               Retired; Chairman and Chief
201 Huntington Road                                                            Executive Officer of Engineered
Greenville, SC 29615                                                           Custom Plastics Corporation from
Age:  66                                                                       1969 to 1990

Raymond K. McCulloch                     Trustee                               From August 1998 to present,
434 Fayetteville Street Mall                                                   Executive Vice President, Branch
29th Floor                                                                     Banking and Trust Company; employee
Raleigh, NC  27601                                                             of Branch Banking and Trust Company
Age:  43                                                                       since 1989.

* Indicates an "interested person" of the BB&T Funds as defined in the 1940 Act.

         The Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BISYS Fund Services, BISYS Fund Services Ohio, Inc. or Branch Banking and Trust Company receives any compensation from the BB&T Funds for acting as a Trustee. Walter B. Grimm is an employee of BISYS Fund Services.

Officers
--------


         The officers of each Fund of the BB&T Funds, their current addresses, and principal occupations during the past five years are as follows (if no address is listed, the address is 3435 Stelzer Road, Columbus, Ohio 43219):


                                     Position(s) Held               Principal Occupation
Name and Address                     With the BB&T Funds            During the Past 5 Years
----------------                     ---------------------          -----------------------
Walter B. Grimm                      Chairman of the Board          From June 1992 to present, employee of
Age:   54                            and President                  BISYS Fund Services.

Preston  Loftin                      Secretary                      From April 1995 to present, employee of
Age:   53                                                           BISYS Fund Services; from May 1992 to April
                                                                    1995, employee of  Concord Financial.

Gary Tenkman                         Treasurer                      From April 1998 to present, Director,
Age:   29                                                           Financial Services, BISYS Fund Services;
                                                                    from 1990 to March 1998, Audit Manager,
                                                                    Ernst & Young LLP.

Bob Tuch                             Assistant Secretary            From June 1991 to present, employee of
Age:  48                                                            BISYS Fund Services.

Alaina V. Metz                       Assistant Secretary            From June 1995 to present, employee, BISYS
Age:   32                                                           Fund Services; from May 1989 -June 1995,
                                                                    Supervisor, Mutual Fund Legal Department,
                                                                    Alliance Capital Management.




         The officers of the BB&T Funds receive no compensation directly from the BB&T Funds for performing the duties of their offices. BISYS Fund Services, Inc. receives fees from the BB&T Funds for acting as Administrator and BISYS Fund Services Ohio, Inc. receives fees from the BB&T Funds for acting as Transfer Agent and for providing fund accounting services to the BB&T Funds.


                                             COMPENSATION TABLE (1)
                                             ----------------------


                           Aggregate           Pension or              Estimated          Total
                           Compensation        Retirement Benefits     Annual             Compensation
Name of Person,            from the            Accrued As Part         Benefits Upon      from the BB&T Funds
Position                   BB&T Funds          of Fund Expenses        Retirement         Paid to Trustee
--------                   ----------          ----------------        ----------         ---------------
Walter B. Grimm            None                None                    None               None
Chairman of the Board

W. Ray Long                None                None                    None               None
Trustee

William E. Graham           $                  None                    None                $






Trustee

Thomas W. Lambeth           $                  None                    None                $
Trustee

Robert W. Stewart           $                  None                    None                $
Trustee

Raymond K. McCulloch        $                  $                        None               None
Trustee

(1) Figures are for the Funds' fiscal year ended September 30, 1999. The BB&T Funds includes eighteen separate series.


Investment Adviser
------------------

         Investment advisory and management services are provided to each Fund of the BB&T Funds by BB&T pursuant to an Investment Advisory Agreement ("Advisory Agreement") dated October 1, 1992.


         Under the Advisory Agreement between the BB&T Funds and BB&T, the fee payable to BB&T by the Prime Money Market Fund, the U.S. Treasury Fund, and the Tax-Free Money Market Fund, for investment advisory services is the lesser of:
(a) a fee computed daily and paid monthly at the annual rate of forty one hundredths of one percent (0.40%) of each Fund's average daily net assets; sixty one-hundredths of one percent (0.60%) of each Fixed Income Funds' and the North Carolina, South Carolina , and Virginia Funds' average daily net assets; and seventy-four one-hundredths of one percent (0.74%) of the Large Company Growth Fund's, the Growth and Income Fund's and the Balanced Fund's average daily net assets; one percent (1.00%) of the Small Company Growth and International Equity Funds' average daily net assets; and twenty-five one-hundredths of one percent (0.25%) of each Funds of Funds' average daily net assets; or (b) such fee as may from time to time be agreed upon in writing by the BB&T Funds and BB&T. A fee agreed to in writing from time to time by the BB&T Funds and BB&T may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of the fund during the period when such lower fee is in effect.


         The Advisory Agreement provides that BB&T shall not be liable for any error of judgment or mistake of law or for any loss suffered by the BB&T Funds in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of BB&T in the performance of its duties, or from reckless disregard by BB&T of its duties and obligations thereunder.

         Unless sooner terminated, the Advisory Agreement will continue in effect until September 30, 2000 as to each of the Funds and from year to year if such continuance is approved at least annually by the BB&T Funds' Board of Trustees or by vote of the holders of a majority of the outstanding Shares of that Fund (as defined under "GENERAL INFORMATION - Miscellaneous"). The Advisory Agreement is terminable as to a particular Fund at any time upon 60 days written notice without penalty by the Trustees, by vote of the holders of a majority of the outstanding Shares of that Fund, or by BB&T. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         For the fiscal years ended September 30, 1999, September 30, 1998, and September 30, 1997, the Adviser received the following investment advisory fees:

                                                    Fiscal Year Ended
                                                    -----------------
                                            September 30, 1999            September 30, 1998          September 30, 1997
                                      -----------------------------------------------------------------------------------

                                                  Additional                    Additional                   Additional
                                                      Amount                        Amount                       Amount
                                        Paid          Waived          Paid         Waived        Paid            Waived
                                        ----          ------          ----         ------        ----            ------
Growth and Income Fund                                           $2,095,241     $1,005,608    $2,147,800       $698,408
Balanced Fund                                                       694,357        333,244       707,060        229,694
Large Company Growth Fund                                           258,070        123,874           N/A            N/A
Small Company Growth Fund                                           890,569            N/A       551,965            N/A
International Equity Fund                                           710,172                      326,911          6,794
Equity Index Fund                                                       N/A            N/A           N/A            N/A
Short-Intermediate Fund                                             770,752        154,167       562,927         94,368
Intermediate U.S. Government Bond Fund                              907,396        181,482       812,351        135,725
Intermediate Corporate Bond Fund                                        N/A            N/A           N/A            N/A
North Carolina Fund                                                 416,698         83,340       363,548         61,045
South Carolina Fund                                                  64,984         43,717           N/A            N/A
Virginia Fund                                                           N/A            N/A           N/A            N/A
Prime Money Market Fund                                             132,875         73,260           N/A            N/A
U.S. Treasury Money Market Fund                                     883,574        271,649       940,705            N/A
Tax-Free Money Market Fund                                              N/A            N/A           N/A            N/A
Capital Manager Conservative Growth Fund                             11,280         45,273           N/A            N/A
Capital Manager Moderate Growth Fund                                 11,256         45,181           N/A            N/A
Capital Manager Growth Fund                                          11,209         44,992           N/A            N/A

Sub-Advisers
------------

          SMALL COMPANY GROWTH FUND. Investment sub-advisory and management services are provided to the Small Company Growth Fund by BlackRock Financial Management, Inc. ("BFMI") (formerly PNC Equity Advisors Company), an indirect majority-owned subsidiary of PNC Bank Corp., pursuant to a Sub-Advisory Agreement ("Sub-Advisory Agreement") dated as of February 13, 1997 between BB&T and BFMI.

         For its services and expenses incurred under the Sub-Advisory Agreement, BFMI is entitled to a fee, payable by BB&T. The fee is computed daily and paid monthly at the following annual rates (as a percentage of the Small Company Growth Fund's average daily net assets), which vary according to the level of Fund assets:

                            Fund Assets               Annual Fee
                            -----------               ----------

                          Up to $50 million             0.50%
                          Next $50 million              0.45%
                          Over $100 million             0.40%


         The Sub-Advisory Agreement provides that BFMI shall not be liable for any error of judgment or mistake of law or for any loss suffered by the BB&T Funds in connection with the performance of such Sub-Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of BFMI in the performance of its duties, or from reckless disregard by BFMI of its duties and obligations thereunder.

         Unless sooner terminated, the Sub-Advisory Agreement will continue in effect until September 30, 1999 and thereafter will continue from year to year if such continuance is approved at least annually by the BB&T Funds' Board of Trustees or by vote of the holders of a majority of the outstanding Shares of the Fund (as defined under "GENERAL INFORMATION - Miscellaneous"). The Sub-Advisory Agreement is terminable at any time without penalty by the Trustees, by vote of the holders of a majority of the outstanding Shares of the Fund, or, on 60 days' written notice, by BFMI or by BB&T. The Sub-Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act. Sub-advisory fees payable to BFMI are borne exclusively by BB&T as Adviser to the Small Company Growth Fund.


         For the fiscal years ended September 30, 1999 and September 30, 1998, BB&T paid BFMI $_______ and $426,658, respectively, for sub-advisory services to the Small Company Growth Fund. For the fiscal year ended September 30, 1997, BB&T paid BFMI and PNC Bank (the former Sub-Adviser to the Small Company Growth
Fund) $272,847 and $124,980 for sub-advisory services.

          INTERNATIONAL EQUITY FUND. Investment sub-advisory and management services are provided to the International Equity Fund by BlackRock International, Ltd. ("BlackRock International") (formerly CastleInternational Asset Management Limited), an indirect majority-owned subsidiary of PNC Bank Corp., pursuant to a Sub-Advisory Agreement ("Sub-Advisory Agreement") dated as of January 2, 1997 between BB&T and BlackRock International.

         For its services and expenses incurred under the Sub-Advisory Agreement, BlackRock International is entitled to a fee, payable by BB&T. The fee is computed daily and paid quarterly at the following annual rates (as a percentage of the

International Equity Fund's average daily net assets), which vary according to the level of Fund assets:

                                 Fund Assets       Annual Fee
                                 -----------       ----------

                               Up to $50 million     0.50%
                               Next $50 million      0.45%
                               Over $100 million     0.40%

         Unless sooner terminated, the Sub-Advisory Agreement will continue in effect until December 31, 1999 and thereafter will continue from year to year if such continuance is approved at least annually by the BB&T Funds' Board of Trustees or by vote of the holders of a majority of the outstanding Shares of the Fund (as defined under "GENERAL INFORMATION - Miscellaneous"). The Sub-Advisory Agreement is terminable at any time without penalty, on 60 days' written notice by the Trustees, by vote of the holders of a majority of the outstanding Shares of the Fund, by BlackRock International, or by BB&T. The Sub-Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act. Sub-advisory fees payable to BlackRock International are borne exclusively by BB&T as Adviser to the International Equity Fund . For the fiscal years ended September 30, 1999 and September 30, 1998, and for the period from the commencement of operations, January 2, 1997 to September 30, 1997, BB&T paid BlackRock International $________, $344,577 and $163,456, respectively, for sub-advisory services to the International Equity Fund.

         PRIME MONEY MARKET FUND AND TAX-FREE MONEY MARKET FUND. Investment sub-advisory and management services are provided to the Prime Money Market Fund and Tax-Free Money Market Fund by BlackRock Institutional Management Corporation ("BIMC") (formerly PNC Institutional Management Corporation), an indirect majority-owned subsidiary of PNC Bank Corp., pursuant to a Sub-Advisory Agreement ("Sub-Advisory Agreement") dated as of April 30, 1997 between BB&T and BIMC.

         For its services and expenses incurred under the Sub-Advisory Agreement, BIMC is entitled to a fee, payable by BB&T. The fee is computed daily and paid monthly at the annual rate of nine one-hundredths of one percent (0.09%) of the Prime Money Market Fund's average daily net assets and eleven one-hundredths of one percent (0.11%) of the Tax-Free Money Market Fund's average daily net assets or such lower fee as may be agreed upon in writing by BB&T and BIMC.


         Unless sooner terminated, the Sub-Advisory Agreement will continue in effect until September 30, 1999 and thereafter will continue from year to year if such continuance is approved at least annually by the BB&T Funds' Board of Trustees or by vote of the holders of a majority of the outstanding Shares of the Fund (as defined under "GENERAL INFORMATION - Miscellaneous"). The Sub-Advisory Agreement is terminable at any time without penalty, by the Trustees, by vote of the holders of a majority of the outstanding Shares of the Fund, or on 60 days' written notice by BIMC or by BB&T. The Sub-Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act. Sub-advisory fees payable to BIMC are borne exclusively by BB&T as Adviser to the Prime Money Market Fund. For the fiscal year ended September 30, 1999 and for the period from the commencement of operations, October 1, 1997, to September 30, 1998, BB&T paid BIMC $_______ and $46,694, respectively, for sub-advisory services to the Prime Money Market Fund. For the period from the commencement of operations, May 17, 1999, to September 30, 1999, BB&T paid BIMC $______ for sub-advisory services to the Tax-Free Money Market Fund.


         From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the BB&T Funds may include descriptions of each Sub-Adviser including, but not limited to, (i) descriptions of the Sub-Adviser's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the Sub-Adviser's operations.

Portfolio Transactions
----------------------

         Pursuant to the Advisory Agreement, BB&T and each Sub-Adviser determines, subject to the general supervision of the Board of Trustees of the BB&T Funds and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute such Fund's portfolio transactions. Purchases and sales of portfolio securities with respect to the Growth and Income Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, the Short-Intermediate Fund, the Intermediate U.S. Government Bond Fund, the Intermediate Corporate Bond Fund, the Large Company Growth Fund, the Small Company Growth Fund, the Equity Index Fund, and the Funds of Funds usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include (but not in the case of mutual fund shares purchased by the Funds of Funds) a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the BB&T Funds, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While BB&T and each Sub-Adviser generally seek competitive spreads or commissions, the BB&T Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         During the following fiscal years, the Funds listed below paid the following aggregate brokerage commissions:




                                                                          Fiscal Year Ended
                                                                          -----------------

                                       September 30, 1999
                                 ------------------------------------
September 30, 1998
---------------------------

                                  Aggregate                   Directed         Aggregate
                                  Brokerage     Aggregate     Brokerage        Brokerage     Aggregate
                                 Commission    Transactions   Commission       Commission   Transactions
                                 ----------    ------------   ----------       ----------   ------------
Growth and Income Fund                                                        $152,631     $118,652,289
Balanced Fund                                                                   49,964       38,484,168
Large Company Growth Fund                                                      125,276       97,877,295
Small Company Growth Fund                                                       91,551
International Equity Fund                                                      240,357       12,332,336




                                                                          Fiscal Year Ended
                                                                          -----------------



                                                 September 30, 1997
                                        ------------------------------------

                                       Directed          Aggregate                  Directed
                                      Brokerage          Brokerage      Aggregate    Brokerage
                                     Commission         Commission    Transactions   Commission
                                     ----------         ----------    ------------   ----------
Growth and Income Fund                 $152,631           $151,013   $106,698,201     $142,060
Balanced Fund                            49,964             42,859     29,962,265       41,873
Large Company Growth Fund               125,276                N/A            N/A          N/A
Small Company Growth Fund                                   40,983
International Equity Fund                36,268                N/A            N/A          N/A


         Allocation of transactions, including their frequency, to various dealers is determined by BB&T and each Sub-Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. The major consideration in allocating brokerage business is the assurance that the best execution is being received on all transactions effected for all accounts. Brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by BB&T and each Sub-Adviser and does not reduce the advisory fees payable to BB&T or each Sub-Adviser. Such information may be useful to BB&T or each Sub-Adviser in serving both the BB&T Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to BB&T or each Sub-Adviser in carrying out its obligations to the BB&T Funds.

         To the extent permitted by applicable rules and regulations, either BB&T or the Sub-Advisers may execute portfolio transactions on behalf of the Funds through an affiliate of BB&T. As required by Rule 17e-1 under the 1940 Act, the Funds have adopted procedures which provide that commissions paid to such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions. The procedures also provide that the Board will review reports of such affiliated brokerage transactions in connection with the foregoing standard.

         Investment decisions for each Fund of the BB&T Funds are made independently from those for the other Funds or any other investment company or account managed by BB&T or any Sub-Adviser. Any such other investment company or account may also invest in the same securities as the BB&T Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund of the BB&T Funds, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which BB&T or the Sub-Adviser believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, BB&T or the Sub-Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Advisory Agreement and the Sub-Advisory Agreements, in making investment recommendations for the BB&T Funds, BB&T or the Sub-Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the BB&T Funds is a customer of BB&T or a Sub-Adviser or their parents, subsidiaries, or affiliates, and, in dealing with their customers, BB&T or a Sub-Adviser and their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the BB&T Funds.

Glass-Steagall Act
------------------

         In 1971, the United States Supreme Court held in INVESTMENT COMPANY INSTITUTE v. CAMP that the Federal statute commonly referred to as the Glass-Steagall Act prohibits a bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in BOARD OF GOVERNORS OF THE FEDERAL RESERVE SYSTEM v. INVESTMENT COMPANY INSTITUTE that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the BOARD OF GOVERNORS case, the Supreme Court also stated that if a bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.


         BB&T and PNC Bank Corp. subsidiaries, BFMI, BIMC and BlackRock International believe that they possess the legal authority to perform the services for each Fund contemplated by the Advisory Agreement and Sub-Advisory Agreements and described in the Prospectuses and this Statement of Additional Information and has so represented in the Advisory Agreement and Sub-Advisory Agreements. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict BB&T or PNC Bank Corp.'s subsidiaries from continuing to perform such services for the BB&T Funds. Depending upon the nature of any changes in the services which could be provided by BB&T or PNC Bank Corp.'s subsidiaries, the Board of Trustees of the BB&T Funds would review the BB&T Funds' relationship with BB&T and the Sub-Adviser and consider taking all action necessary in the circumstances.


         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of BB&T or any Sub-Adviser or their affiliated and correspondent banks (the "Banks") in connection with Customer's purchases of Shares of the BB&T Funds, the Banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in the BB&T Funds' method of operations would affect its net asset value per Share or result in financial losses to any Customer.

Manager and Administrator
-------------------------


         BISYS Fund Services, Inc. serves as Administrator (the "Administrator") to each Fund pursuant to the Management and Administration Agreement dated as of October 1, 1992, as amended (the "Administration Agreement"). The Administrator is wholly owned by The BISYS Group, Inc., 150 Clove Road, Little Falls, New Jersey 07424, a publicly owned company engaged in information processing, loan servicing and 401(k) administration and recordkeeping services to and through banking and other financial organizations. The Administrator assists in supervising all operations of each Fund (other than those performed by BB&T under the Advisory Agreement and BFMI, BlackRock International, and BIMC under the Sub-Advisory Agreements, those performed by Star Bank, N.A. and Bank of New York under their custodial services agreements with the BB&T Funds and those performed by BISYS Fund Services Ohio, Inc. under its transfer agency and shareholder service and fund accounting agreements with the BB&T Funds). The Administrator is a broker-dealer registered with the Securities and Exchange Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.


         Under the Administration Agreement, the Administrator has agreed to monitor the net asset value of the U.S. Treasury Fund, the Prime Money Market Fund, and the Tax-Free Money Market Fund, to maintain office facilities for the BB&T Funds, to maintain the BB&T Funds' financial accounts and records, and to furnish the BB&T Funds statistical and research data and certain bookkeeping services, and certain other services required by the BB&T Funds. The Administrator prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares Federal and state tax returns, prepares filings with state securities commissions, and generally assists in supervising all aspects of the BB&T Funds' operations (other than those performed by BB&T under the Advisory Agreement and BFMI, BlackRock International and BIMC under the Sub-Advisory Agreements, those by Star Bank, N.A. and Bank of New York under its custodial services agreements with the BB&T Funds and those performed by BISYS Fund Services Ohio, Inc. under its transfer agency and shareholder service and fund accounting agreements with the BB&T Funds). Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         Under the Administration Agreement for expenses assumed and services provided as manager and administrator, the Administrator receives a fee from each Fund equal to the lesser of (a) a fee computed at the annual rate of twenty one-hundredths of one percent (0.20%) of such Fund's average daily net assets or
(b) such fee as may from time to time be agreed upon in writing by the BB&T Funds and the Administrator. A fee agreed to in writing from time to time by the BB&T Funds and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of such Fund during the period when such lower fee is in effect.

         For its services as administrator and expenses assumed pursuant to the Administration Agreement, the Administrator received the following fees:



                                                    Fiscal Year Ended
                                                    -----------------

                                            September 30, 1999            September 30, 1998          September 30, 1997
                                      ---------------------------   ---------------------------   ----------------------

                                                  Additional                    Additional                   Additional
                                                      Amount                        Amount                       Amount
                                           Paid       Waived             Paid       Waived            Paid       Waived
                                         --------   ----------        ----------  ---------      ----------   ----------
Growth and Income Fund                                                838,105          N/A         599,761          N/A
Balanced Fund                                                         277,746          N/A         190,947          N/A
Large Company Growth Fund                                             103,228          N/A             N/A          N/A
Small Company Growth Fund                                             178,115          N/A         110,393          N/A
International Equity Fund                                             142,036          N/A          64,023          N/A
Equity Index Fund                                                         N/A          N/A             N/A          N/A
Short-Intermediate Fund                                               266,751          N/A         187,425          N/A
Intermediate U.S. Government Bond Fund                                362,963          N/A         270,652          N/A
Intermediate Corporate Bond Fund                                          N/A          N/A             N/A          N/A
North Carolina Fund                                                   121,009       41,670         121,183          N/A
South Carolina Fund                                                    19,413       16,821             N/A          N/A
Virginia Fund                                                             N/A          N/A             N/A          N/A
Prime Money Market Fund                                                55,572       47,495             N/A          N/A
U.S. Treasury Money Market Fund                                       441,787          N/A         470,355          N/A
Tax-Free Money Market Fund                                                N/A          N/A             N/A          N/A
Capital Manager Conservative Growth Fund                               11,280           31             N/A          N/A
Capital Manager Moderate Growth Fund                                   11,256           31             N/A          N/A
Capital Manager Growth Fund                                            11,209           31             N/A          N/A




         The Administration Agreement shall, unless sooner terminated as provided in the Administration Agreement (described below), will continue until September 30, 2002. Thereafter, the Administration Agreement shall be renewed automatically for successive five year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days notice by the BB&T Funds' Board of Trustees or by the Administrator.

         The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by the BB&T Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

Distributor
-----------

         BISYS Fund Services LP serves as distributor to each Fund of the BB&T Funds pursuant to a Distribution Agreement dated October 1, 1993, (the "Distribution Agreement"). The Distribution Agreement provides that, unless sooner terminated it will continue in effect for continuous one-year periods if such continuance is approved at least annually (i) by the BB&T Funds' Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds or Fund subject to such Distribution Agreement, and (ii) by the vote of a majority of the Trustees of the BB&T Funds who are not parties to such Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to such Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.


         No compensation is paid to the Distributor under the Distribution Agreement. However, the Distributor is entitled to receive payments under the Distribution and Shareholder Services Plan, dated October 1, 1992, as restated February 7, 1997 (the "Distribution Plan"). Under the Distribution Plan, a Fund will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to fifty one-hundredths of one percent (0.50%) of the average daily net assets of Class A Shares of each Fund and one percent (1.00%) of the average daily net assets of Class B Shares of each Fund . The Distributor may periodically waive all or a portion of the fee with respect to a Fund in order to increase the net investment income of the Fund available for distribution as dividends. The Distributor has agreed with the BB&T Funds to reduce its fee under the Distribution Plan to an amount not to exceed twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of Class A Shares of each Fund (in the case of the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the Funds of Funds, 0.15% of the average daily net assets of the Class A Shares of each Fund).

         For the fiscal year ended September 30, 1999, the Distributor received the following fees with respect to the Class A and Class B Shares from the following Funds:


Fund                                           Class A Shares                Class B Shares
----                                        ---------------------           -------------------
                                                        Additional                     Additional
                                           Amount           Amount        Amount           Amount
                                             Paid           Waived          Paid           Waived
                                           --------    ------------     ----------    ------------
Growth and Income Fund
Balanced Fund
Large Company Growth Fund
Small Company Growth Fund
International Equity Fund
Equity Index Fund
Short-Intermediate Fund
Intermediate U.S. Government Bond Fund
Intermediate Corporate Bond Fund
North Carolina Fund

South Carolina Fund
Virginia Fund
Prime Money Market Fund
U.S. Treasury Money Market Fund
Tax-Free Money Market Fund


         The Distribution Plan was initially approved on August 18, 1992 by the Fund's Board of Trustees, including a majority of the trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the "Independent Trustees"). An Amended and Re-Executed Distribution Plan was approved on February 7, 1997. The Distribution Plan provides for fees only upon the Class A and Class B Shares of each Fund.


         The Distribution Agreement is the successor to the previous distribution agreement, which terminated automatically by its terms upon consummation of the acquisition of Winsbury by The BISYS Group, Inc. The Distribution Agreement was unanimously approved by the Board of Trustees of the BB&T Funds, and is materially identical to the terminated distribution agreement.

         In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A or Class B Shares of that Fund. The Distribution Plan may be amended by vote of the Fund's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the distribution fee with respect to a Fund requires the approval of the holders of that Fund's Class A and Class B Shares. The BB&T Funds' Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.


         The Distributor may use the distribution fee to provide distribution assistance with respect to a Fund's Class A and Class B Shares or to provide shareholder services to the holders of such Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or (ii) to pay banks, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of shareholder services. All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plan will be made pursuant to an agreement (a "Servicing Agreement") between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (hereinafter referred to individually as "Participating Organizations"). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of a Fund's Class A and Class B Shares to the Participating Organization's customers on whose behalf the investment in such Shares is made and/or to the provision of shareholder services to the Participating Organization's customers owning a Fund's Class A and Class B Shares. Under the Distribution Plan, a Participating Organization may include Southern National Corporation or a subsidiary bank or nonbank affiliates, or the subsidiaries or affiliates of those banks. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act) and regulations.

         The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor's actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor's actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from a Fund the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year.

         The Distribution Plan also contains a so-called "defensive" provision applicable to all classes of Shares. Under this defensive provision to the extent that any payment made to the Administrator, including payment of administration fees, should be deemed to be indirect financing of any activity primarily intended to result in the sale of Shares issued by the BB&T Funds within the context of Rule 12b-1 under the 1940 Act, such payment shall be deemed to be authorized by the Distribution Plan.

         The Glass-Steagall Act and other applicable laws prohibit banks generally from engaging in the business of underwriting securities, but in general do not prohibit banks from purchasing securities as agent for and upon the order of customers. Accordingly, the BB&T Funds will require banks acting as Participating Organizations to provide only those services which, in the banks' opinion, are consistent with the then current legal requirements. It is possible, however, that future legislative, judicial or administrative action affecting the securities activities of banks will cause the BB&T Funds to alter or discontinue its arrangements with banks that act as Participating Organizations, or change its method of operations. It is not anticipated, however, that any change in a Fund's method of operations would affect its net asset value per share or result in financial loss to any customer.

Expenses
--------

         BB&T and the Administrator each bear all expenses in connection with the performance of their services as Adviser and Administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Fund. Each Fund bears the following expenses relating to its operations: taxes, interest, any brokerage fees and commissions, fees and travel expenses of the Trustees of the BB&T Funds, Securities and Exchange Commission fees, state securities qualification and renewal fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current Shareholders, outside auditing and legal expenses, amortized organizational expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and the transfer agent, fees and out-of-pocket expenses for fund accounting services, expenses incurred for pricing securities owned by a Fund, certain insurance premiums, costs of maintenance of a Fund's existence, costs and expenses of Shareholders' and Trustees' reports and meetings, and any extraordinary expenses incurred in its operation. As a general matter, expenses are allocated to the Class A, Class B and Trust Class of a Fund on the basis of the relative net asset value of each class. At present, the only expenses that will be borne solely by Class A and Class B Shares, other than in accordance with the relative net asset value of the class, are expenses under the Distribution Plan which relate only to the Class A and Class B Shares.


Securities Lending Agent
------------------------

         The BB&T Funds has retained Cantor Fitzgerald & Co. ("Cantor Fitzgerald") as its securities lending agent and will compensate that firm based on a percentage of the profitability generated by securities lending transactions effected on the behalf of the BB&T Funds. Cantor Fitzgerald has employed BISYS to provide certain administrative services relating to securities lending transactions entered into on behalf of the BB&T Funds. Cantor Fitzgerald, rather than the BB&T Funds, will compensate BISYS for those services.

Custodian
---------

         Firstar Bank, N.A. serves as the Custodian to the BB&T Funds. Bank of New York serves as the International Equity Fund's Custodian.

Transfer Agent and Fund Accounting Services
-------------------------------------------

         BISYS Fund Services Ohio, Inc. serves as transfer agent to each Fund of the BB&T Funds pursuant to a Transfer Agency Agreement with the BB&T Funds.

         BISYS Fund Services Ohio, Inc. also provides fund accounting services to each of the Funds pursuant to a Fund Accounting Agreement with the BB&T Funds. Under the Fund Accounting Agreement, BISYS Fund Services Ohio, Inc. receives a fee from each Fund at the annual rate of 0.03% of such Fund's average daily net assets, subject to a minimum annual fee.

Independent Auditors
--------------------

         KPMG LLP ("KPMG") has been selected as independent auditors. KPMG's address is Two Nationwide Plaza, Suite 1600, Columbus, Ohio 43215.

Legal Counsel
-------------

         Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005 are counsel to the BB&T Funds.

                             PERFORMANCE INFORMATION

Yields of the Money Market Funds
--------------------------------


          The "yield" of the U.S. Treasury Fund, the Prime Money Market Fund and the Tax-Free Money Market Fund for a seven-day period (a "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in Fund shares at the same rate as net income is earned for the base period.


         The yield and effective yield of each Money Market Fund will vary in response to fluctuations in interest rates and in the expenses of each Fund. For comparative purposes the current and effective yields should be compared to current and effective yields offered by competing financial institutions for that base period only and calculated by the methods described above.


          The yield and effective yield for the seven-day period ending September 30, 1999, for the Money Market Funds are shown below:

                                                     Yield                          Effective Yield
                                            -----------------------             ----------------------
                                            Class A  Class B  Trust             Class A Class B  Trust
                                            -------  -------  -----             ------- -------  -----
Prime Money Market Fund                      %       %        %                  %         %        %
U.S. Treasury Money Market Fund              %       %        %                  %         %        %

Yields of the Other Funds of the BB&T Funds
-------------------------------------------


          Yields of the Growth and Income Fund, North Carolina Fund, South Carolina Fund, Virginia Fund, Short-Intermediate Fund, Intermediate U.S. Government Bond Fund, Intermediate Corporate Bond Fund, Balanced Fund, Large Company Growth Fund, Small Company Growth Fund, International Equity Fund, Equity Index Fund and the Funds of Funds will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by the maximum offering price per share (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period, according to the following formula: a-b

                                      a-b
                   30-Day Yield = 2[( --- +1)6th power-1]
                                      cd

         In the above formula, "a" represents dividends and interest earned by a particular class during the 30-day base period; "b" represents expenses accrued to a particular class for the 30-day base period (net of reimbursements); "c" represents the average daily number of shares of a particular class outstanding during the 30-day base period that were entitled to receive dividends; and "d" represents the maximum offering price per share of a particular class on the last day of the 30-day base period.

         Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the Funds will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the BB&T Funds allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of each Fund.

         The yield and effective yield for the 30-day period ending September 30, 1999, for the non-Money Market Funds are shown below:

                                                     Yield                          Effective Yield
                                            -----------------------             ----------------------
                                            Class A  Class B  Trust             Class A Class B  Trust
                                            -------  -------  -----             ------- -------  -----
Short-Intermediate Fund                      %        %      %                  %        %         %
Intermediate U.S. Government Bond Fund       %        %      %                  %        %         %
North Carolina Fund                          %        %      %                  %        %         %
South Carolina Fund                          %        %      %                  %        %         %
Virginia Fund                                %        %      %                  %        %         %
Balanced Fund                                %        %      %                  %        %         %


         The North Carolina Fund, the South Carolina Fund and the Virginia Fund may also advertise a "tax equivalent yield" and a "tax equivalent effective yield." Tax equivalent yield will be computed by dividing that portion of the North Carolina, South Carolina and Virginia Funds' yield which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax equivalent effective yield for the North Carolina Fund, the South Carolina Fund and the Virginia Fund is computed by dividing that portion of the effective yield of the North Carolina, South Carolina and Virginia Funds which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the effective yield of the Fund that is not tax-exempt.



          The tax-equivalent yield and tax-equivalent effective yield for the North Carolina, South Carolina and Virginia Funds for the 30-day period ended September 30, 1999 are shown below:

                                            Tax-Equivalent                      Tax-Equivalent
                                                 Yield                              Yield
                                        -----------------------            -----------------------
                                        Class A           Trust            Class A           Trust
                                        -------           -----            -------           -----

North Carolina Fund                     %                     %            %                     %
South Carolina Fund                     %                     %            %                     %
 Virginia Fund                          %                     %            %                     %


         Investors in the Growth and Income Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, the Short-Intermediate Fund, the Intermediate U.S. Government Bond Fund, the Intermediate Corporate Bond Fund, the Balanced Fund, the Large Company Growth Fund, the Small Company Growth Fund, the International Equity Fund, the Equity Index Fund, and the Funds of Funds, are specifically advised that share prices, expressed as the net asset values per share, will vary just as yields will vary.

  Calculation of Total Return
  ---------------------------


         Total Return is a measure of the change in value of an investment in a Fund over the period covered, assuming the investor paid the current maximum applicable sales charge on the investment and that any dividends or capital gains distributions were reinvested in the Fund immediately rather than paid to the investor in cash. The formula for calculating Total Return includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of an investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions). Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.


  The average total return for the Class A Shares of each Fund, computed as of September 30, 1999, is shown in the table below:

                  Average Annual Total Return - Class A Shares

                           Fund/Class
                          Commencement          One               Five               Ten             Life of
Fund Name                 of Operations        Year              Years              Years             Fund
---------                 -------------   ------------       ------------       -----------       -------------
                                          With   Without     With   Without     With  Without     With    Without
                                          Sales   Sales      Sales   Sales      Sales  Sales      Sales    Sales
                                          Load*   Load       Load*   Load       Load*  Load       Load*    Load
                                          ----    ----       ----    ----       ----   ----       ----     ----
Growth and Income Fund                    %       %          %       %          %      %          %        %
Balanced Fund                             %       %          %       %          %      %          %        %
Large Company Growth Fund                 %       %          %       %          %      %          %        %
Small Company Growth Fund                 %       %          %       %          %      %          %        %
International Equity Fund                 %       %          %       %          %      %          %        %
Short-Intermediate Fund                   %       %          %       %          %      %          %        %
Intermediate U.S. Government
  Bond Fund                               %       %          %       %          %      %          %        %
North Carolina Fund                       %       %          %       %          %      %          %        %
South Carolina Fund                       %       %          %       %          %      %          %        %
Virginia Fund                             %       %          %       %          %      %          %        %
Prime Money Market Fund                   %       %          %       %          %      %          %        %
U.S. Treasury Money Market Fund           %       %          %       %          %      %          %        %
Capital Manager Conservative


  Growth Fund                             %       %          %       %          %      %          %        %

Capital Manager Moderate
  Growth Fund                             %       %          %       %          %      %          %        %

Capital Manager Growth Fund               %       %          %       %          %      %          %        %


* Reflects maximum sales charge (4.50% for the Stock Funds, Funds of Funds, Intermediate U.S. Government Bond Fund and Intermediate Corporate Bond Fund and 2.00% for the North Carolina, South Carolina, Virginia and Short-Intermediate Funds).

         The average total return for the Class B Shares of each Fund, computed as of September 30, 1999, is shown in the table below:

                                    Average Annual Total Return - Class B Shares


                           Fund/Class
                          Commencement          One               Five               Ten             Life of
Fund Name                 of Operations        Year              Years              Years             Fund
---------                 -------------   ------------       ------------       -----------       -------------
                                          With   Without     With   Without     With  Without     With    Without
                                          Sales   Sales      Sales   Sales      Sales  Sales      Sales    Sales
                                          Load*   Load       Load*   Load       Load*  Load       Load*    Load
                                          ----    ----       ----    ----       ----   ----       ----     ----
Growth and Income Fund                    %       %          %       %          %      %          %        %
Balanced Fund                             %       %          %       %          %      %          %        %
Large Company Growth Fund           %     %       %          %       %          %      %          %        %
Small Company Growth Fund           %     %       %          %       %          %      %          %        %
International Equity Fund           %     %       %          %       %          %      %          %        %
Intermediate U.S. Government Bond Fund    %       %          %       %          %      %          %        %
Prime Money Market Fund             %     %       %          %       %          %      %          %        %
U.S. Treasury Money Market Fund           %       %          %       %          %      %          %        %

*  Reflects maximum CDSC of 5.00%.

         The average total return for the Trust Shares of each Fund, computed as of September 30, 1999, is shown in the table below:

                   Average Annual Total Return - Trust Shares

                          Fund/Class
                          Commencement             One                Five              Ten               Life of
Fund Name                 of Operations           Year               Years             Years               Fund
---------                 -------------           ----               -----             -----               ----
Growth and Income Fund                            %                  %                 %                   %
Balanced Fund                                     %                  %                 %                   %
Large Company Growth Fund                         %                  %                 %                   %
Small Company Growth Fund                         %                  %                 %                   %
International Equity Fund                         %                  %                 %                   %
Equity Index Fund                                 %                  %                 %                   %
Short-Intermediate Fund                           %                  %                 %                   %
Intermediate U.S. Government
  Bond Fund                                       %                  %                 %                   %
Intermediate Corporate
  Bond Fund                                       %                  %                 %                   %


North Carolina Fund                               %                  %                 %                   %
South Carolina Fund                               %                  %                 %                   %
Virginia Fund                                     %                  %                 %                   %
Prime Money Market Fund                           %                  %                 %                   %
U.S. Treasury Money Market Fund                   %                  %                 %                   %
Tax-Free Money Market Fund                        %                  %                 %                   %
Capital Manager Conservative
  Growth Fund                                     %                  %                 %                   %
Capital Manager Moderate
  Growth Fund                                     %                  %                 %                   %
Capital Manager Growth Fund                       %                  %                 %                   %


         The yields, effective yields, tax-equivalent yields, tax-equivalent effective yields, and total return set forth above were calculated for each class of each Fund's Shares. No yield or total return information is available for the Tax-Free Money Market Fund, the Virginia Fund, the Intermediate Corporate Bond Fund and the Equity Index Fund, which had not commenced operations as of the date of this Statement of Additional Information.

         At any time in the future, yields and total return may be higher or lower than past yields, there can be no assurance that any historical results will continue.

Performance Comparisons
-----------------------

         YIELD AND TOTAL RETURN. From time to time, performance information for the Funds showing their average annual total return , aggregate total return yield, effective yield and/or tax-equivalent yield may be included in advertisements or in information furnished to present or prospective shareholders and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having the same investment objectives may from time to time be included in advertisements.

         Yield, effective yield, total return and distribution rate will be calculated separately for each Class of Shares. Because Class A Shares are subject to lower Distribution Plan fees than Class B Shares, the yield and total return for Class A Shares will be higher than that of the Class B Shares for the same period. Because Trust Shares are not subject to Distribution Plan fees, the yield and total return for Trust Shares will be higher than that of the Class A and Class B Shares for the same period.


         From time to time, the BB&T Funds may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principals (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the BB&T Funds, (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Funds may also include in these communications calculations, such as hypothetical compounding examples, that describe hypothetical investment results, such performance examples will be based on an express set of assumptions and are not indicative of performance of any of the Funds.


         Investors may also judge the performance of a Fund by comparing its performance to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lipper, Inc., IBC/Donoghue's MONEY FUND REPORT and Ibbotson Associates, Inc. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, Ibbotson Associates, Inc., Morningstar, Inc., CDA/Weisenberger, Pension and Investments, U.S.A. Today and local newspapers. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.


         Total return and/or yield may also be used to compare the performance of the Funds against certain widely acknowledged standards or indices for stock and bond market performance. The Standard & Poor's Composite Stock Price Index of 500 stocks (the "S&P 500 Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 Stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the New York Stock Exchange.

         The NASDAQ-OTC Price Index (the "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

         The Morgan Stanley Capital International Europe, Australasia and the Far East Index ("EAFE") is an index composed of a sample of companies representative of the market structure of twenty European and Pacific Basin countries. The Index represents the evolution of an unmanaged portfolio consisting of a stratified sampling of all listed stocks.


         The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.


         The Lehman Brothers Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by an NRSRO.

         The Variable NAV Funds may also calculate a distribution rate. Distribution rates will be computed by dividing the distribution per Share of a class made by a Fund over a twelve-month period by the maximum offering price per Share. The distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital items which are often non-recurring in nature, and may include returns of principal, whereas yield does not include such items. Each of the Funds do not intend to publish distribution rates in Fund advertisements but may publish such rates in supplemental sales literature. Distribution rates may also be presented excluding the effect of a sales charge, if any.


         Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts by BB&T or its affiliated or correspondent banks for cash management services will reduce a Fund's effective yield to Customers.

         In addition, with respect to the North Carolina Fund, the South Carolina Fund and the Virginia Fund, the benefits of tax-free investments may be communicated in advertisements or communications to shareholders. For example, the table below presents the approximate yield that a taxable investment must earn at various income brackets to produce after-tax yields equivalent to those of tax-exempt investments yielding from 3.00% to 5.50%. The yields below are for illustration purposes only and are not intended to represent current or future yields for the North Carolina Fund, the South Carolina Fund and the Virginia Fund, which may be higher or lower than those shown. The rates shown in the table below are subject to adjustment for the Internal Revenue Service inflation indexation. This table does not reflect any alternative minimum tax liability. Investors should consult their tax advisers with specific reference to their own tax situation.

         APPROXIMATE YIELD TABLE: NORTH CAROLINA FUND [UPDATE FOR 1999]

-----------------------------------------------------------------------------------------------------------------------------------
SINGLE RETURN                         COMBINED
SAMPLE                      NORTH     FEDERAL AND
TAXABLE           FEDERAL   CAROLINA  N.C.                                TAX-EXEMPT YIELDS
INCOME            MARGINAL  MARGINAL  MARGINAL   ----------------------------------------------------------------------------------
(1998)            TAX RATE  TAX RATE  TAX RATE   3.00     3.50%    4.00%    4.50%    5.00%    5.50%     6.00%     6.50%     7.00%
-----------------------------------------------------------------------------------------------------------------------------------

FROM
$0 TO
$12,750           15.00%    6.00%    20.10%      3.75%    4.38%    5.01%    5.63%    6.26%    6.88%     7.51%     8.14%     8.76%

FROM
$12,751 TO
$25,350           15.00%    7.00%    20.95%      3.80%    4.43%    5.06%    5.69%    6.33%    6.96%     7.59%     8.22%     8.86%

FROM
$25,351 TO
$60,000           28.00%    7.00%    33.04%      4.48%    5.23%    5.97%    6.72%    7.47%    8.21%     8.96%     9.71%    10.45%

FROM
$60,001 TO
$61,400           28.00%    7.75%    33.58%      4.52%    5.27%    6.02%    6.78%    7.53%    8.28%     9.03%     9.79%    10.54%

FROM
$60,401 TO
$128,100          31.00%    7.75%    36.35%      4.71%    5.50%    6.28%    7.07%    7.86%    8.64%     9.43%    10.21%    11.00%

FROM
$128,101 TO
$278,450          36.00%    7.75%    40.96%      5.08%    5.93%    6.78%    7.62%    8.47%    9.32%    10.16%    11.01%    11.86%

OVER
$278,450          39.60%    7.75%    44.28%      5.38%    6.28%    7.18%    8.08%    8.97%    9.87%    10.77%    11.67%    12.56%

         APPROXIMATE YIELD TABLE: NORTH CAROLINA FUND [UPDATE FOR 1999]

-----------------------------------------------------------------------------------------------------------------------------------
MARRIED
FILING JOINTLY                        COMBINED
SAMPLE                      NORTH     FEDERAL AND
TAXABLE           FEDERAL   CAROLINA  N.C.                                TAX-EXEMPT YIELDS
INCOME            MARGINAL  MARGINAL  MARGINAL   ----------------------------------------------------------------------------------
(1998)            TAX RATE  TAX RATE  TAX RATE   3.00     3.50%    4.00%    4.50%    5.00%    5.50%     6.00%     6.50%     7.00%
-----------------------------------------------------------------------------------------------------------------------------------


FROM
$0 TO
$21,250           15.00%    6.00%    20.10%      3.75%    4.38%    5.01%    5.63%    6.26%    6.88%     7.51%     8.14%     8.76%

FROM
$21,251 TO
$42,350           15.00%    7.00%    20.95%      3.80%    4.43%    5.06%    5.69%    6.33%    6.96%     7.59%     8.22%     8.86%

FROM
$42,351 TO
$100,000          28.00%    7.00%    33.04%      4.48%    5.23%    5.97%    6.72%    7.47%    8.21%     8.96%     9.71%    10.45%

FROM
$100,001 TO
$102,300          28.00%    7.75%    33.58%      4.52%    5.27%    6.02%    6.78%    7.53%    8.28%     9.03%     9.79%    10.54%

FROM
$102,301 TO
$155,950          31.00%    7.75%    36.35%      4.71%    5.50%    6.28%    7.07%    7.86%    8.64%     9.43%    10.21%    11.00%

FROM
$155,951 TO
$278,450          36.00%    7.75%    40.96%      5.08%    5.93%    6.78%    7.62%    8.47%    9.32%    10.16%    11.01%    11.86%

OVER
$278,450          39.60%    7.75%    44.28%      5.38%    6.28%    7.18%    8.08%    8.97%    9.87%    10.77%    11.67%    12.56%

         APPROXIMATE YIELD TABLE: SOUTH CAROLINA FUND [UPDATE FOR 1999]

-----------------------------------------------------------------------------------------------------------------------------------
SINGLE RETURN                         COMBINED
SAMPLE                      SOUTH     FEDERAL AND
TAXABLE           FEDERAL   CAROLINA  S.C.                                TAX-EXEMPT YIELDS
INCOME            MARGINAL  MARGINAL  MARGINAL    ---------------------------------------------------------------------------------
(1998)            TAX RATE  TAX RATE  TAX RATE    3.00     3.50%    4.00%    4.50%    5.00%    5.50%     6.00%     6.50%     7.00%
-----------------------------------------------------------------------------------------------------------------------------------


FROM
$0 TO
$2,310            15.00%    2.50%     17.13%      3.62%    4.22%    4.83%    5.43%    6.03%    6.64%     7.24%     7.84%     8.45%

FROM
$2,311 TO
$4,620            15.00%    3.00%     17.55%      3.64%    4.24%    4.85%    5.46%    6.06%    6.67%     7.28%     7.88%     8.49%

FROM
$4,621 TO
$6,930            15.00%    4.00%     18.40%      3.68%    4.29%    4.90%    5.51%    6.13%    6.74%     7.35%     7.97%     8.58%

FROM
$6,931 TO
$9,240            15.00%    5.00%     19.25%      3.72%    4.33%    4.95%    5.57%    6.19%    6.81%     7.43%     8.05%     8.67%

FROM
$9,241 TO
$11,550           15.00%    6.00%     20.10%      3.75%    4.38%    5.01%    5.63%    6.26%    6.88%     7.51%     8.14%     8.76%

FROM
$11,551 TO
$25,350           15.00%    7.00%     20.95%      3.80%    4.43%    5.06%    5.69%    6.33%    6.96%     7.59%     8.22%     8.86%

FROM
$25,351 TO
$61,400           28.00%    7.00%     33.04%      4.48%    5.23%    5.97%    6.72%    7.47%    8.21%     8.96%     9.71%    10.45%

FROM
$61,401 TO
$128,100          31.00%    7.00%     35.83%      4.68%    5.45%    6.23%    7.01%    7.79%    8.57%     9.35%    10.13%    10.91%

FROM
$128,101 TO
$278,450          36.00%    7.00%     40.48%      5.04%    5.88%    6.72%    7.56%    8.40%    9.24%    10.08%    10.92%    11.76%

OVER
$278,450          39.60%    7.00%     43.83%      5.34%    6.23%    7.12%    8.01%    8.90%    9.79%    10.68%    11.57%    12.46%

         APPROXIMATE YIELD TABLE: SOUTH CAROLINA FUND [UPDATE FOR 1999]

-----------------------------------------------------------------------------------------------------------------------------------
MARRIED
FILING JOINTLY                        COMBINED
SAMPLE                      SOUTH     FEDERAL AND
TAXABLE           FEDERAL   CAROLINA  S.C.                                TAX-EXEMPT YIELDS
INCOME            MARGINAL  MARGINAL  MARGINAL    ---------------------------------------------------------------------------------
(1998)            TAX RATE  TAX RATE  TAX RATE    3.00     3.50%    4.00%    4.50%    5.00%    5.50%     6.00%     6.50%     7.00%
-----------------------------------------------------------------------------------------------------------------------------------

FROM
$0 TO
$2,310            15.00%    2.50%     17.13%      3.62%    4.22%    4.83%    5.43%    6.03%    6.64%     7.24%     7.84%     8.45%

FROM
$2,311 TO
$4,620            15.00%    3.00%     17.55%      3.64%    4.24%    4.85%    5.46%    6.06%    6.67%     7.28%     7.88%     8.49%

FROM
$4,621 TO
$6,930            15.00%    4.00%     18.40%      3.68%    4.29%    4.90%    5.51%    6.13%    6.74%     7.35%     7.97%     8.58%

FROM
$6,931 TO
$9,240            15.00%    5.00%     19.25%      3.72%    4.33%    4.95%    5.57%    6.19%    6.81%     7.43%     8.05%     8.67%

FROM
$9,241 TO
$11,550           15.00%    6.00%     20.10%      3.75%    4.38%    5.01%    5.63%    6.26%    6.88%     7.51%     8.14%     8.76%

FROM
$11,551 TO
$42,350           15.00%    7.00%     20.95%      3.80%    4.43%    5.06%    5.69%    6.33%    6.96%     7.59%     8.22%     8.86%

FROM
$42,351 TO
$102,300          28.00%    7.00%     33.04%      4.48%    5.23%    5.97%    6.72%    7.47%    8.21%     8.96%     9.71%    10.45%

FROM
$102,301 TO
$155,950          31.00%    7.00%     35.83%      4.68%    5.45%    6.23%    7.01%    7.79%    8.57%     9.35%    10.13%    10.91%

FROM
$155,951 TO
$278,450          36.00%    7.00%     40.48%      5.04%    5.88%    6.72%    7.50%    8.40%    9.24%    10.08%    10.92%    11.76%

OVER
$278,450          39.60%    7.00%     43.83%      5.34%    6.23%    7.12%    8.01%    8.90%    9.79%    10.68%    11.57%    12.46%

         APPROXIMATE YIELD TABLE: VIRGINIA FUND [UPDATE FOR 1999]


-----------------------------------------------------------------------------------------------------------------------------------
SINGLE RETURN                         COMBINED
SAMPLE                                FEDERAL AND
TAXABLE           FEDERAL   VIRGINIA  VIRGINIA                             TAX-EXEMPT YIELDS
INCOME            MARGINAL  MARGINAL  MARGINAL    ---------------------------------------------------------------------------------
(1998)            TAX RATE  TAX RATE  TAX RATE    3.00     3.50%    4.00%    4.50%    5.00%    5.50%     6.00%     6.50%     7.00%
-----------------------------------------------------------------------------------------------------------------------------------


FROM
$0 TO
$2,999            15.00%    2.00%    16.70%       3.60%    4.20%    4.80%    5.40%    6.00%    6.60%     7.20%     7.80%     8.40%

FROM
$3,000 TO
$4,999            15.00%    3.00%    17.55%       3.64%    4.24%    4.85%    5.46%    6.06%    6.67%     7.28%     7.88%     8.49%

FROM
$5,000 TO
$16,999           15.00%    5.00%    19.25%       3.72%    4.33%    4.95%    5.57%    6.19%    6.81%     7.43%     8.05%     8.67%

FROM
$17,000 TO
$25,350           15.00%    5.75%    19.89%       3.74%    4.37%    4.99%    5.62%    6.24%    6.87%     7.49%     8.11%     8.74%

FROM
$25,351 TO
$61,400           28.00%    5.75%    32.14%       4.42%    5.16%    5.89%    6.63%    7.37%    8.10%     8.84%     9.58%    10.32%

FROM
$61,401 TO
$128,001          31.00%    5.75%    34.97%       4.61%    5.38%    6.15%    6.92%    7.69%    8.46%     9.23%    10.00%    10.76%

FROM
$128,101 TO
$278,450          36.00%    5.75%    39.68%       4.97%    5.80%    6.63%    7.46%    8.29%    9.12%     9.95%    10.78%    11.60%

OVER
278,450           39.60%    5.75%    43.07%       5.27%    6.15%    7.03%    7.90%    8.78%    9.66%    10.54%    11.42%    12.30%

         APPROXIMATE YIELD TABLE: VIRGINIA FUND [UPDATE FOR 1999]


-----------------------------------------------------------------------------------------------------------------------------------
MARRIED
FILING JOINTLY                        COMBINED
SAMPLE                                FEDERAL AND
TAXABLE           FEDERAL   VIRGINIA  VIRGINIA                             TAX-EXEMPT YIELDS
INCOME            MARGINAL  MARGINAL  MARGINAL    ---------------------------------------------------------------------------------
(1998)            TAX RATE  TAX RATE  TAX RATE    3.00     3.50%    4.00%    4.50%    5.00%    5.50%     6.00%     6.50%     7.00%
-----------------------------------------------------------------------------------------------------------------------------------


FROM
$0 TO
$2,999            15.00%    2.00%    16.70%       3.60%    4.20%    4.80%    5.40%    6.00%    6.60%     7.20%     7.80%     8.40%

FROM
$3,000 TO
$4,999            15.00%    3.00%    17.55%       3.64%    4.24%    4.85%    5.46%    6.06%    6.67%     7.28%     7.88%     8.49%

FROM
$5,000 TO
$16,999           15.00%    5.00%    19.25%       3.72%    4.33%    4.95%    5.57%    6.19%    6.81%     7.43%     8.05%     8.67%

FROM
$17,000 TO
$42,350           15.00%    5.75%    19.89%       3.74%    4.37%    4.99%    5.62%    6.24%    6.87%     7.49%     8.11%     8.74%

FROM
$42,351 TO
$102,300          28.00%    5.75%    32.14%       4.42%    5.16%    5.89%    6.63%    7.37%    8.10%     8.84%     9.58%    10.32%

FROM
$102,301 TO
$155,950          31.00%    5.75%    34.97%       4.61%    5.38%    6.15%    6.92%    7.69%    8.46%     9.23%    10.00%    10.76%

FROM
$155,951 TO
$278,450          36.00%    5.75%    39.68%       4.97%    5.80%    6.63%    7.46%    8.29%    9.12%     9.95%    10.78%    11.60%

OVER
$278,450          39.60%    5.75%    43.07%       5.27%    6.15%    7.03%    7.90%    8.78%    9.66%    10.54%    11.42%    12.30%

         The "combined Federal and N.C., S.C., or VA Marginal Tax Rate" represents the combined federal and North Carolina, South Carolina and Virginia tax rates, respectively, available to taxpayers who itemize deductions adjusted to account for the federal deduction of state taxes paid.

         Such data are for illustrative purposes only and are not intended to indicate past or future performance results of the North Carolina, South Carolina and Virginia Funds. Actual performance of the Funds may be more or less than that noted in the hypothetical illustrations.


                             ADDITIONAL INFORMATION

Organization and Description of Shares
--------------------------------------

         The BB&T Funds (previously The BB&T Mutual Funds Group) was organized as a Massachusetts business trust by the Agreement and Declaration of Trust, dated October 1, 1987, under the name "Shelf Registration Trust IV." The BB&T Funds' Agreement and Declaration of Trust has been amended three times: (1) on June 25, 1992 to change the Trust's name, (2) on August 18, 1992, to provide for the issuance of multiple classes of shares, and (3) on May 17, 1999 to change the Trust's name. A copy of the BB&T Funds' Amended and Restated Agreement and Declaration of Trust, (the "Declaration of Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest. The BB&T Funds presently has eighteen series of Shares offered to the public which represent interests in the U.S. Treasury Fund, the Prime Money Market Fund, the Tax-Free Money Market Fund, the Growth and Income Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, the Short-Intermediate Fund, the Intermediate U.S. Government Bond Fund, the Intermediate Corporate Bond Fund, the Balanced Fund, the Large Company Growth Fund, the Small Company Growth Fund, the International Equity Fund, and Equity Index Fund, the Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, and the Capital Manager Growth Fund, respectively. The BB&T Funds' Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the BB&T Funds into one or more additional series.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the BB&T Funds' Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the BB&T Funds, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.


          Shares of the BB&T Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only Shareholders of such series or class shall be entitled to vote thereon, and
(iii) only the holders of Class A and Class B Shares will be entitled to vote on matters submitted to Shareholder vote with regard to the Distribution Plan applicable to such class. There will normally be no meetings of Shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the Shareholders, at which time the Trustees then in office will call a Shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the BB&T Funds and filed with the BB&T Funds' custodian or by vote of the holders of two-thirds of the outstanding shares of the BB&T Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

         As used in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the BB&T Funds or a particular Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of
(a) 67% or more of the votes of Shareholders of the BB&T Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the BB&T Funds or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the BB&T Funds or such Fund.


Shareholder and Trustee Liability
---------------------------------

         Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the BB&T Funds. However, the BB&T Funds' Declaration of Trust disclaims Shareholder liability for acts or obligations of the BB&T Funds and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by the BB&T Funds or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any Shareholder of such Fund held liable on account of being or having been a Shareholder. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

         The Agreement and Declaration of Trust states further that no Trustee, officer or agent of the BB&T Funds shall be personally liable in connection with the administration or preservation of the assets of the BB&T Funds or the conduct of the BB&T Funds' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act expect for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Agreement and Declaration of Trust also provides that all persons having any claim against the Trustees or the BB&T Funds shall look solely to the assets of the BB&T Funds for payment.

Miscellaneous
-------------

         The BB&T Funds may include information in its Annual Reports and Semi-Annual Reports to Shareholders that (1) describes general economic trends,
(2) describes general trends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for one or more of the Funds within the BB&T Funds, or (4) describes investment management strategies for such Funds. Such information is provided to inform Shareholders of the activities of the BB&T Funds for the most recent fiscal year or half-year and to provide the views of the Adviser and/or BB&T Funds officers regarding expected trends and strategies.

         The organizational expenses of each Fund of the BB&T Funds are amortized over a period of two years from the commencement of the public offering of Shares of the Fund. In the event any of the initial Shares of the BB&T Funds are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial Shares being redeemed bears to the total number of initial Shares outstanding at the time of redemption. Investors purchasing Shares of the BB&T Funds subsequent to the date of the Prospectus and this Statement of Additional Information bear such expenses only as they are amortized against a Fund's investment income.

         The BB&T Funds is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the BB&T Funds.

         As of November 8, 1999, the following persons owned of record or beneficially 5% or more of the Class A, Class B, or Trust Shares of the listed
Funds:

                U.S. Treasury Money Market Fund - Class A Shares
                ------------------------------------------------

Name and Address                                      Percent Owned of Record
----------------                                      -----------------------

National Financial Services Corp.                             71.56%
For the Exclusive Benefit of
Our Customers
P.O. Box 3752 Church Street Station
New York, NY  10008-3752

Sanwa Bank California                                          7.19%
Wilshire Associates Incorporated
444 Market Street, Floor 23
San Francisco, CA  94111

                U.S. Treasury Money Market Fund - Class B Shares
                ------------------------------------------------

Name and Address                                      Percent Owned of Record
----------------                                      -----------------------

BISYS Fund Services                                           58.89%
FBO BB&T Sweep Customers
Attn:  Jeff Haller
3435 Stelzer Road
Columbus, OH  43219

Rankin Brothers Company                                        7.59%
P.O. Box 876
Fayetteville, NC  28302

                 U.S. Treasury Money Market Fund - Trust Shares
                 ----------------------------------------------

Name and Address                                      Percent Owned of Record
----------------                                      -----------------------

Benefit Service Corporation                                    6.64%
BB&T Savings & Thrift Plans
1375 Peachtree Street, Suite 300
Atlanta, GA  30309-0000

Wilbranch                                                     71.97%
P.O. Box 2887
Wilson, NC  27894-1847

Branch Banking & Trust Co.                                    17.22%
Daily Recordkeeping Plans
434 Fayetteville Street, 4th Floor
Raleigh, NC  27601-1767

                    Prime Money Market Fund - Class A Shares
                    ----------------------------------------

Name and Address                                    Percent Owned Beneficially
----------------                                    --------------------------

John P. Parker                                                 6.25%
1220 Graydon Ave.
Norfolk, VA  23507

R. Donahue Peebles                                            15.64%
100 S.E. 2nd Street Apt. 4650
Miami, FL  33131

                    Prime Money Market Fund - Class B Shares
                    ----------------------------------------

Name and Address                                    Percent Owned of Record
----------------                                    -----------------------

BISYS Fund Services                                           85.77%
FBO BB&T Sweep Customers
Attn:  Jeff Haller
3435 Stelzer Rd.
Columbus, OH  43219

Wilbranch Co.                                                100.00%
P.O. Box 2887
Wilson, NC  27894-1847

         Short-Intermediate U.S. Government Income Fund - Class A Shares
         ---------------------------------------------------------------

Name and Address                                    Percent Owned Beneficially
----------------                                    --------------------------

Henry Fibers, Inc.                                            17.85%
P.O. Box 1675
Gastonia, NC  28053

Name and Address                                    Percent Owned of Record
----------------                                    -----------------------

Powell Goldstein Frazer & Murphy                              18.26%
Harry Huge Shareholders Agent
1001 Pennsylvania Avenue, N.W.
Washington, DC  20004

          Short-Intermediate U.S. Government Income Fund - Trust Shares
          -------------------------------------------------------------

Name and Address                                    Percent Owned of Record
----------------                                    -----------------------

Wilbranch Co.                                                 60.86%
P.O. Box 2887
Wilson, NC  27894-2887

Hometown Bank Co.                                             15.68%
c/o BBT
P.O. Box 2887
Wilson, NC  27894-2887

Cap Co.                                                       11.18%
P.O. Box 2887
Wilson, NC  27894-2887

BB&T Capital Mgr.                                              5.27%
Conservative Growth
434 Fayetteville Street Mall
5th Floor
Raleigh, NC  27601

             Intermediate U.S. Government Bond Fund - Class A Shares
             -------------------------------------------------------

Name and Address                                    Percent Owned Beneficially
----------------                                    --------------------------

Raymond H. Parks                                               5.89%
Merril Parks
4818 Vickery Chapel Rd
Greensboro, NC  27407

              Intermediate U.S. Government Bond Fund - Trust Shares
              -----------------------------------------------------

Name and Address                                    Percent Owned of Record
----------------                                    -----------------------
Wilbranch                                                     67.78%
P.O. Box 2887
Wilson, NC  27894-1847

Branch Banking & Trust Co.                                     5.20%
Daily Recordkeeping Plans
434 Fayetteville Street, 4th Floor
Raleigh, NC  27601-1767

Cap Co.                                                        7.15%
P.O. Box 2887
Wilson, NC  27894-2887

           North Carolina Intermediate Tax-Free Fund - Class A Shares
           ----------------------------------------------------------

Name and Address                                    Percent Owned Beneficially
----------------                                    --------------------------

Helen H. Hendricks                                             5.44%
277 Beechwood Dr.
Mocksville, NC  27028

RL Honbarrier Co.                                             15.30%
1507 Crestlin Road
High Point, NC  27260

Marshall Lyle Gurley, Sr.                                      7.48%
P.O. Box 30878
Raleigh, NC  27622

Name and Address                                    Percent Owned of Record
----------------                                    -----------------------

Wilbranch                                                     98.47%
P.O. Box 2887
Wilson, NC  27894-1847

              South Carolina Intermediate Tax-Free - Class A Shares
              -----------------------------------------------------

Name and Address                                    Percent Owned Beneficially
----------------                                    --------------------------

Cheryl K. Boone                                               12.57%
Wilt C. Boone
1901 Martin Rd.
Chapin, SC  29036

Cheryl K. Boone                                               14.23%
George D. Boone
1901 Martin Rd.
Chapin, SC  29036

George S. Morgan                                              11.80%
4477 Mandi Drive
Little River, SC  29566

Nancy Jenkins Stewart                                          8.42%
Nancy Jenkins Stewart Trust
201 Huntington Road
Greenville, SC  29615

Charles R. Nolan                                               8.41%
Nelda W. Nolan
1644 Farmsteam Road
Rook Hill, SC  29732

Knowltone Bouknight                                            5.29%
Thelamae Bouknight
1835 1/2 Sunset Boulevard
W. Columbia, SC  29169

Betty R. Roof                                                  5.33%
Terry C. Roof
1566 Pisgah Church Road
Lexington, SC  29072

Name and Address                                    Percent Owned of Record
----------------                                    -----------------------

Wilbranch Co.                                                  5.60%
P.O. Box 2887
Wilson, NC  27894-2887

Cap Co.                                                       94.40%
P.O. Box 2887
Wilson, NC  27894-2887

Name and Address                                    Percent Owned Beneficially
----------------                                    --------------------------

Gail F. Pruden                                                66.16%
309 Western Avenue
Suffolk, VA  23434

Ann P. Watson                                                 32.52%
7511 Glebe Road
Richmond, VA  23229

Name and Address                                    Percent Owned of Record
----------------                                    -----------------------

Hometown Bank Co.                                            100.00%
c/o BBT
P.O. Box 2887
Wilson, NC  27894-2887

                         Balanced Fund - Class A Shares
                         ------------------------------

Name and Address                                    Percent Owned of Record
----------------                                    -----------------------

Louisburg College Inc.                                         5.45%
501 N Main Street
Louisburg, NC  27549-2335

                          Balanced Fund - Trust Shares
                          ----------------------------

Name and Address                                    Percent Owned of Record
----------------                                    -----------------------

Benefit Service Corporation                                    7.85%
BB&T Savings & Thrift Plan
1375 Peachtree Street
Suite 300
Atlanta, GA  30309-0000

BB&T Capital Manager                                           5.78%
 Conservative Growth Fund
434 Fayetteville Street Mall
5th Floor
Raleigh, NC  27601

Wilbranch                                                     40.06%
P.O. Box 2887
Wilson, NC  27894-1847

Branch Banking & Trust Co.                                    32.07%
Daily Recordkeeping Plans
434 Fayetteville Street, 4th Floor
Raleigh, NC  27601-1767

                   Growth and Income Stock Fund - Trust Shares
                   -------------------------------------------

Name and Address                                    Percent Owned of Record
----------------                                    -----------------------

Benefit Service Corporation                                   10.77%
BB&T Savings & Thrift Plan
1375 Peachtree Street
Suite 300
Atlanta, GA  30309-0000

Wilbranch                                                     56.61%
P.O. Box 2887
Wilson, NC  27894-1847

Hometown Bank Co.                                             9.06%
c/o BBT
P.O. Box 2887
Wilson, NC  27894-2887

Branch Banking & Trust Co.                                    7.81%
Daily Recordkeeping Plans
434 Fayetteville Street, 4th Floor
Raleigh, NC  27601-1767

Cap Co.                                                       7.46%
P.O. Box 2887
Wilson, NC  27894-2887

                   International Equity Fund - Class A Shares
                   ------------------------------------------

Name and Address                                    Percent Owned Beneficially
----------------                                    --------------------------

Jerald T. Howell                                              5.89%
628 Walnut Creek Drive
Goldsboro, NC  27530

Name and Address                                    Percent Owned of Record
----------------                                    -----------------------

Poindexter Lumber Company                                     5.88%
P.O. Box 769
Clemmons, NC  27012-0769

Wilbranch Co.                                                79.33%
P.O. Box 2887
Wilson, NC  27894-2887

Cap Co.                                                       6.90%
P.O. Box 2887
Wilson, NC  27894-2887

                    Large Company Growth Fund - Trust Shares
                    ----------------------------------------

Name and Address                                    Percent Owned of Record
----------------                                    -----------------------

Wilbranch Co.                                                57.56%
P.O. Box 2887
Wilson, NC  27894-2887

Cap Co.                                                       6.30%
P.O. Box 2887
Wilson, NC  27894-2887

Hometown Bank Co.                                            26.42%
c/o BBT
P.O. Box 2887
Wilson, NC  27894-2887

                    Small Company Growth Fund - Trust Shares
                    ----------------------------------------

Name and Address                                    Percent Owned of Record
----------------                                    -----------------------

Wilbranch                                                    16.06%
P.O. Box 2887
Wilson, NC  27894-1847

Benefit Service Corporation                                  11.31%
BB&T Savings & Thrift  Plans
1375 Peachtree Street, Suite 300
Atlanta, GA  30309-0000

Branch Banking & Trust Co.                                   10.20%
Daily Recordkeeping Plans
434 Fayetteville Street, 4th Floor
Raleigh, NC  27601-1767

Cap Co.                                                       5.64%
P.O. Box 2887
Wilson, NC  27894-2887

Branch Banking & Trust Co.                                   13.78%
State of North Carolina 401(k)
P.O. Box 29541
Raleigh, NC  27626-0541

            Capital Manager Conservative Growth Fund - Class A Shares
            ---------------------------------------------------------

Name and Address                                    Percent Owned Beneficially
----------------                                    --------------------------

Carol C. Watts                                                 5.35%
IRA
401 McAuthor St.
Tabor City, NC  28463

Lorraine K. Cauthen                                           11.84%
108 Strawberry Lane
Clemson, SC  29631

Cheryl B. Cobb                                                 12.82%
Linda Z. Greer
214 Park Road
Lexington, SC  29072

Melton Ellerby                                                  5.19%
Route 1 Box 34
Wadesboro, NC  28170

Walter Cooper                                                  46.01%
2232 Windburn Street
Conway, SC  29527

Willetta Huffman                                                8.68%
1112 Woodland Street
Whiteville, NC  28472

               Capital Manager Conservative Growth Fund - B Shares
               ---------------------------------------------------

Name and Address                                    Percent Owned Beneficially
----------------                                    --------------------------

Betty F. Fincher                                               54.55%
55  Chambler Road
Walterboro, SC  29488

Sandra A. Headley                                              22.68%
3050 Cottageville
Walterboro, SC  29488

Margo A. Stevenson                                              6.30%
764 Zion Church Road
Bladenboro, NC  28320

Dale Gierszewski                                                11.88%
102 Crowaton
Castle Hayne, NC  28429

Wilbranch                                                       70.07%
P.O. Box 2887
Wilson, NC  27894-1847

Branch Banking & Trust Co.                                      28.76%
Daily Recordkeeping Plans
434 Fayetteville Street, 4th Floor
Raleigh, NC  27601-1767

              Capital Manager Moderate Growth Fund - Class A Shares
              -----------------------------------------------------

Name and Address                                    Percent Owned Beneficially
----------------                                    --------------------------

William H. Peeler                                               33.25%
Betty P. Peeler
3802 Old Sptg Hwy
Moore, SC  29369

Leslie L. Keeter                                                16.97%
1704 Hodges Ferry Rd.
Portsmouth, VA  23701

David A. Jarvis                                                  6.77%
P.O. Box 2292
Walterboro, SC  29488

B. Lloyd Brown                                                   6.69%
2000 Damon Drive
Florence, SC  29505

              Capital Manager Moderate Growth Fund - Class B Shares
              -----------------------------------------------------

Name and Address                                     Percent Owned Beneficially
----------------                                     --------------------------

Belinda Jo Gray                                                 18.91%
217 Porter Road
Portsmouth, VA  23707

Doris H. Howell                                                 17.71%
191 Old Spartanburg Highway
Pacolet, SC  29372

Willie A. Smith                                                 23.24%
403 Sierra Road
Spartanburg, SC  29301

Dennis B. Raney                                                 17.64%
Melissa D. Raney
RR 3 Box 9
Old Fort, NC  28762

Francisco U. Lopez                                               6.40%
129 Hearth Stone Lane
Boiling Springs, SC  29316

Robert P. Baker                                                  9.40%
5392 Highway 701  N.
Elizabethtown, NC  28337

Name and Address                                    Percent Owned of Record
----------------                                    -----------------------

Wilbranch                                                       85.50%
P.O. Box 2887
Wilson, NC  27894-1847

Branch Banking & Trust Co.                                      13.00%
Daily Recordkeeping Plans
434 Fayetteville Street, 4th Floor
Raleigh, NC  27601-1767

                  Capital Manager Growth Fund - Class A Shares
                  --------------------------------------------

Name and Address                                    Percent Owned Beneficially
----------------                                    --------------------------

Elham B. Makam                                                   9.42%
and Adly A. Girgis
JTWROS
110 Sedgefield Dr.
Clemson, SC  29631

Susan M. Bowman                                                 15.98%
301 Compton Rd.
Raleigh, NC  27609

Gordon Chee Ming Wong                                            5.90%
214 E. Wyche Street
Whiteville, NC  28472

Sharlene McRae                                                   8.65%
4492 Daniel McLeod Road
Red Springs, NC  28377

James B. Cranford                                                6.96%
Chadwick Kyle Cranford
Memorial Scholarship Fund
9413 Cove Drive
Myrtle Beach, SC  29572

Ronald D. Hodge                                                  5.29%
RR 4 Box 75H
Rutherfordton, NC  28139

                  Capital Manager Growth Fund - Class B Shares
                  --------------------------------------------

Name and Address                                 Percent Owned Beneficially
----------------                                 --------------------------

Betty Butler                                                     5.48%
415 E. 1st Avenue
Chadbourn, NC  28431

Lamar J. Schlegel                                               31.29%
11 Algonquin Street
Portsmouth, VA  23707

James G. Ferneyhough                                            14.40%
1285 Cedar Gate Road
Monroe, VA  24574

Helen A. Ferneyhough                                             8.67%
1285 Cedar Gate Road
Monroe, VA  24574

Wilbranch                                                       98.41%
P.O. Box 2887
Wilson, NC  27894-1847



         As of November 8, 1999, BB&T owned of record substantially all of the outstanding Trust Shares of each of the Funds, and held voting or investment power with respect to over 90% of the Trust Shares of each Fund. As a result, BB&T may be deemed to be a "controlling person" of the Trust Shares of each of the Funds under the 1940 Act.


         The Prospectuses of the Funds and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

         The Prospectuses of the Funds and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses of the Funds and this Statement of Additional Information.

FINANCIAL STATEMENTS



Audited Financial Statements as of September 30, 1999 are incorporated by reference to the Annual Report to Shareholders, dated as of September 30, 1999, which has been previously sent to Shareholders of each Fund pursuant to the 1940 Act and previously filed with the Securities and Exchange Commission. A copy of the Annual Report and the Funds' latest Semi-Annual Report may be obtained without charge by contacting the Distributor at 3435 Stelzer Road, Columbus, Ohio 43219 or by telephoning toll-free at (800) 228-1872.

                                    APPENDIX


         The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch IBCA, and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.


LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)


Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

Description of the three highest long-term debt ratings by Duff:

         AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA+      High credit quality.  Protection factors are strong.
         AA       Risk is modest but may vary slightly from time to
         AA-      time because of economic conditions.

         A+       Protection factors are average but adequate. However,
         A        risk factors are more variable and greater in periods
         A-       of economic stress.

Description of the three highest long-term debt ratings by Fitch IBCA (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA Obligations which have the highest rating assigned by Fitch IBCA. Capacity for timely repayment principal and interest is extremely strong relative to other obligors in the same country.

         AA Obligations for which capacity for timely repayment of principal and interest is very strong relative to other obligors in the same country. The risk attached to these obligations differs only slightly from the country's highest rated debt.

         A Obligations for which capacity for timely repayment of principal and interest is strong relative to other obligors in the same country. However, adverse changes in business, economic or financial conditions are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

         Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                                  -Leading market positions in well-established industries.

                                  -High rates of return on funds employed.

                                  -Conservative capitalization structures with moderate reliance on debt and ample asset protection.

                                  -Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                                  -Well-established access to a range of
                                  financial markets and assured sources of alternate liquidity.

         Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

         A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Duff's description of its three highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

         D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Fitch IBCA's description of its three highest short-term debt ratings:

         Fl Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

         F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as 'Al' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

         F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

Short-Term Loan/Municipal Note Ratings
--------------------------------------

Moody's description of its two highest short-term loan/municipal note ratings:

MIG-1/VMIG-1             This designation denotes best quality. There is present
                         strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2             This designation denotes high quality. Margins of
                         protection are ample although not so large as in the preceding group.

Short-Term Debt Ratings
-----------------------

Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

         TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                             Registration Statement
                                       of
                                   BB&T FUNDS
                                       on
                                    Form N-1A



PART C.  OTHER INFORMATION

Item 23.  Financial Statements and Exhibits
          ---------------------------------

              (a) Amended and Restated Agreement and Declaration of Trust dated August 18, 1992 is incorporated by reference to
                      Exhibit 1(c) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).

              (b) Bylaws, Amended and Restated November 8, 1996 are incorporated by reference to Exhibit (2) to Post Effective Amendment No. 11 to the Registration Statement of the Registrant on Form N-1A (filed February 14, 1997).

              (c)     (1)       Article III, Article V, Article VIII, Section 4,
                                and Article IX, Sections 1, 4, 5, and 7 of the
                                Amended and Restated Declaration of Trust dated
                                August 18, 1992, is incorporated by reference to
                                Exhibit 1(c) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A
                                (filed March 24, 1993).

                      (2) Article 9, Article 10, Section 6, Article 11 of the By-laws responsive to this item is incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (filed July 2, 1997).

              (d)     (1)       Investment Advisory Agreement between the
                                Registrant and Branch Banking and Trust Company is incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 1 to the
                                Registration Statement of the Registrant on Form
                                N-1A (filed March 24, 1993).

                      (2) Revised Schedule A to the Investment Advisory Agreement between the Registrant and Branch Banking and Trust Company is incorporated by reference to Exhibit 5(b) to Post-Effective

                                Amendment No. 16 to the Registration Statement of the Registrant on Form N-1A (filed March 3,
                                1999).

                      (3) Sub-Advisory Agreement between Branch Banking and Trust Company and CastleInternational Asset Management Limited is incorporated by reference to Exhibit 5(f) to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant on Form N-1A (filed February 14,
                                1997).

                      (4) Sub-Advisory Agreement between Branch Banking and Trust Company and PNC Equity Advisors Company is incorporated by reference to Exhibit 5(g) to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant on Form N-1A (filed February 14, 1997).

                      (5) Sub-Advisory Agreement between Branch Banking and Trust Company and PNC Institutional Management Corporation is incorporated by reference to Exhibit 5(f) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (filed July 2, 1997).

              (e)     (1)       Distribution Agreement between the Registrant
                                and BISYS Fund Services LP as re-executed
                                February 7, 1997 is incorporated by reference to
                                Exhibit 6(a) to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant on Form N-1A (filed February 14, 1997).

                      (2) Revised Schedules A-D to the Distribution Agreement between the Registrant and BISYS Fund Services LP are incorporated by reference to
                                Exhibit 6(b) to Post-Effective Amendment No. 16 to the Registration Statement of the Registrant on Form N-1A (filed March 3, 1999).

              (g)     (1)       Custody Agreement between the Registrant and
                                Star Bank, N.A. is incorporated by reference to
                                Exhibit 8(a) to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant on Form N-1A (filed February 14, 1997).

                      (2) Amended Appendix B to the Custody Agreement between the Registrant and Firststar Bank, N.A. (formerly Star Bank, N.A.) is incorporated by reference to Exhibit 8(b) to Post-Effective

                                Amendment No. 16 to the Registration Statement of the Registrant on Form N-1A (filed March 3,
                                1999).

                      (3) Custody Agreement between the Registrant and Bank of New York is incorporated by reference to
                                Exhibit 8(c) to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant on Form N-1A (filed February 14, 1997).

                      (4) Form of Foreign Custody Manager Agreement between the Registrant and Bank of New York is incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 1997).

              (h)     (1)       Management and Administration Agreement between
                                the Registrant and BISYS Fund Services LP
                                (formerly The Winsbury Company Limited
                                Partnership) is incorporated by reference to
                                Exhibit 9(a) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).

                      (2) Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (formerly The Winsbury Service Corporation) is incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24,
                                1993).

                      (3) Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (formerly The Winsbury Service Corporation) is incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24,
                                1993).

                      (4) License Agreement between the Registrant and Branch Banking and Trust Company is incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24,
                                1993).

                      (5) Revised Schedule A to the Management and Administration Agreement between the Registrant and BISYS Fund Services Limited Partnership (formerly The Winsbury Company Limited Partnership) is incorporated by reference to
                                Exhibit 9(e) to Post-

                                Effective Amendment No. 16 to the Registration Statement of the Registrant on Form N-1A (filed March 3, 1999).

                      (6) Amended Schedule A to the Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (formerly The Winsbury Service Corporation) is incorporated by reference to Exhibit 9(f) to Post-Effective Amendment No. 16 to the Registration Statement of the Registrant on Form N-1A (filed March 3,
                                1999).

                      (7) Revised Schedule A to the Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (formerly The Winsbury Service Corporation) is incorporated by reference to Exhibit 9(g) to Post-Effective Amendment No. 16 to the Registration Statement of the Registrant on Form N-1A (filed March 3,
                                1999).

             (i)                Opinion of Ropes & Gray is filed herewith.

             (j)      (1)       Consent of Ropes & Gray is filed herewith.

             (k)                None.

             (l) Purchase Agreement dated September 3, 1992 between Registrant and Winsbury Associates is incorporated by reference to Exhibit 13 of Pre-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-1A (filed September 23, 1992).

             (m)      (1)       Amended and Restated Distribution and
                                Shareholder Services Plan as Re-Executed
                                February 7, 1997 between the Registrant and
                                BISYS Fund Services Limited Partnership is incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No. 11 to the
                                Registrant's Registration Statement on Form N-1A
                                (filed February 14, 1997).

                      (2) Revised Schedule A to the Amended and Restated Distribution and Shareholder Services Plan as re-executed February 7, 1997 between the Registrant and BISYS Fund Services Limited Partnership is incorporated by reference to
                                Exhibit 15(b) to Post-Effective Amendment No. 16 to the Registration Statement of the Registrant on Form N-1A (filed March 3, 1999).

                      (3) Servicing Agreement with respect to Shareholder Services between Branch Banking and Trust Company and BISYS Fund Services Limited Partnership (formerly The Winsbury Company Limited Partnership) is incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24,
                                1993).

                      (4) Revised Schedule A to the Servicing Agreement with Branch Banking and Trust Company and BISYS Fund Services Limited Partnership (formerly The Winsbury Company Limited Partnership) is incorporated by reference to Exhibit 15(d) to Post-Effective Amendment No. 16 to the Registration Statement of the Registrant on Form N-1A (filed March 3, 1999).

             (n) Multiple Class Plan for BB&T Mutual Funds Group adopted by the Board of Trustees on September 21, 1995 is incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 7 to the Registration Statement of the Registrant on Form N-1A (filed October 18, 1995).

Item 24.     Persons Controlled By or Under Common Control with Registrant
             -------------------------------------------------------------

                      None.

Item 25.     Indemnification
             ---------------

             Article VIII, Sections 1 and 2 of the Registrant's Declaration of Trust provides as follows:

             "Trustees, Officers, etc.
             -------------------------

             Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

             Compromise Payment
             ------------------

             Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if
             (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office."

             Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

             Indemnification for the Group's principal underwriter is provided for in the Distribution Agreement incorporated herein by reference as Exhibit 6(a).

             In addition, the Trust maintains a directors and officer liability insurance policy with a maximum coverage of $3,000,000.

Item 26.     Business and Other Connections of Investment Adviser and Investment
             -------------------------------------------------------------------
             Sub-Advisers. [UPDATE]
             ------------

             BB&T is the investment adviser to each fund. BB&T is the oldest bank in North Carolina and is the principal bank affiliate of BB&T Corporation, a bank and savings and loan holding company. As of September 30, 1999, BB&T Corporation had assets of approximately $____ billion. Through its subsidiaries, BB&T Corporation operates over ___ banking offices in Maryland, North Carolina, South Carolina,

             Virginia and Washington, D.C., providing a broad range of financial services to individuals and businesses.

             In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Services Division since 1912. BB&T employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T has managed common and collective investment funds for its fiduciary accounts for more than 16 years and currently manages assets of more than $____ billion.

             Set forth below is information as to any other business, vocation or employment of a substantial nature (other than service in wholly-owned subsidiaries or the parent corporation of BB&T) in which each director or senior officer of the Registrant's investment adviser is, or at any time during the past two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with Branch              Other business, profession,
Banking and Trust Company                  vocation, or employment
-----------------------------              ---------------------------

John A. Allison IV
Chairman of the Board and
  Chief Executive Officer

Paul B. Barringer                          President and Chief Executive Officer
Director                                   Coastal Lumber Company
                                           Weldon, N.C.

W.R. Cuthbertson, Jr.
Director

Ronald E. Deal                             Investor, Chairman Wesley Hall
Director                                   Hickory, N.C.

Albert J. Dooley, Sr.                      Dooley, Dooley, Spence & Parker
Director                                   Lexington, S.C.

Joseph L. Dudley, Sr.                      Owner
Director                                   Dudley Products
                                           Kernersville, S.C.

Tom D. Efird                               President
Director                                   Standard Distributors, Inc.
                                           Gastonia, N.C.

O. William Fenn, Jr.                       NC Department of Commerce
Director                                   Furniture Export Office
                                           High Point, N.C.

Paul S. Goldsmith                          BB&T Insurance Services, Inc.
Director                                   Greenville, S.C.

Dr. Lloyd Vincent Hackley                  President
Director                                   NC System of Community Colleges
                                           Raleigh, N.C.

Ernest F. Hardee                           Ernest Francis Realty Corp.,
Director                                   Hardee Realty Corporation
                                           Portsmouth, V.A.

James A. Hardison
Director

Dr. Richard Janeway                        Executive Vice President for Health
Director                                   Affairs Bowman Gray
                                           School of Medicine
                                           Winston-Salem, N.C.

J. Ernest Lathem, M.D.                     Urology Specialist, Prostate
Director                                   Diagnostics
                                           Greenville, S.C.

James H. Maynard                           Chairman & CEO
Director                                   Investors Management Corporation
                                           Raleigh, N.C.

Joseph A. McAleer, Jr.                     Chief Executive Officer and Director
Director                                   Krispy Kreme Doughnut Corp.
                                           Winston-Salem, N.C.

N.C.Albert O. McCauley                     Secretary and Treasurer
Director                                   Quick Stop Food Marts, Inc., McCauley
                                           Moving & Storage of
                                           Fayetteville, Inc.
                                           Fayetteville, N.C.

James Dickson McLean, Jr.                  Attorney at Law, President
Director                                   McLean, Stacy, Henry & McLean, P.A.
                                           Lumberton, N.C.

Charles E. Nichols                         Attorney at Law, North Carolina Trust
Director                                   Center
                                           Greensboro, N.C.

L. Glenn Orr, Jr.                          Orr Management Company
Director                                   Winston-Salem, N.C.

A. Winniett Peters                         Standard Commercial Tobacco Company
Director                                   Wilson, N.C.

Richard L. Player, Jr.                     President
Director                                   Player, Inc.
                                           Fayetteville, N.C.

C. Edward Pleasants, Jr.                   President, CEO & Director
Director                                   Pleasants Hardware Company
                                           Winston-Salem, N.C.

Nido R. Qubein                             Chief Executive Officer
Director                                   Creative Services, Inc.
                                           High Point, N.C.

A. Tab Williams, Jr.                       Chairman & CEO
Director                                   A.T. Williams Oil Company
                                           Winston-Salem, N.C.

         BlackRock Financial Management, Inc. ("BFMI") (formerly PNC Equity Advisors Company) is an indirect majority-owned subsidiary of PNC Bank Corp. BFMI serves as the investment sub-adviser to the Small Company Growth Fund. The list required by this Item 26 of officers and directors of BFMI, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form

ADV, filed by BFMI pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48433).

         BlackRock International, Ltd. ("BlackRock International") (formerly CastleInternational Asset Management Limited) is an indirect majority-owned subsidiary of PNC Bank Corp. BlackRock International serves as the investment sub-adviser to the International Equity Fund. The list required by this Item 26 of officers and directors of BlackRock International, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock International pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-51087).

         BlackRock Institutional Management Corporation ("BIMC") (formerly PNC Institutional Management Corporation) is an indirect majority-owned subsidiary of PNC Bank Corp. BIMC serves as the investment sub-adviser to the Prime Money Market Fund. The list required by this Item 26 of officers and directors of BIMC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIMC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-13304).

Item 27.     Principal Underwriter.
             ----------------------

             (a) BISYS Fund Services LP (formerly known as The Winsbury Company) acts as distributor and administrator for the Registrant. BISYS Fund Services LP also distributes the securities of Alpine Equity Trust, American Performance Funds, AmSouth Mutual Funds, BB&T Funds, The Coventry Group, ESC Strategic Funds, Inc., The Eureka Funds, Fifth Third Funds, Governor Funds, Hirtle Callaghan Trust, HSBC Funds Trust and HSBC Mutual Funds Trust, INTRUST Funds Trust, The Infinity Mutual Funds, Inc., Magna Funds, Mercantile Mutual Funds, Inc., Metamarkets.com, Meyers Investment Trust, MMA Praxis Mutual Funds, M.S.D.&T. Funds, Pacific Capital Funds, Parkstone Group of Funds, Republic Advisor Funds Trust, Republic Funds Trust, Sefton Funds Trust, SSgA International Liquidity Fund, Summit Investment Trust, USAllianz Funds, USAllianz Funds Variable Insurance Products Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Insurance Funds, and Vintage Mutual Funds, Inc., each of which is a management investment company. The parent of BISYS Fund Services, Inc. (the sole general partner of BISYS Fund Services) is The BISYS Group, Inc.

             (b) Partners of BISYS Fund Services as of the date of this Part C are as follows:

                                  Positions and                 Positions and
Name and Principal                Offices with The              Offices with
Business Addresses                Winsbury Company              The Registrant
------------------                ----------------              --------------

WC Subsidiary Corporation         Sole Limited Partner           None
150 Clove Road
Little Falls, NJ 07424

BISYS Fund Services, Inc.         Sole General                   None
3435 Stelzer Road                   Partner
Columbus, OH  43219

OTHER BISYS DISTRIBUTORS:
-------------------------

In addition to the following officers of the BISYS related distributors listed below, each distributor has additional officers listed to the right (business address for each person and distributor unless noted otherwise is 3435 Stelzer Road, Columbus, OH 43219 and unless noted otherwise each person holds no position with the Fund):

         Lynn Mangum       Director
         Dennis Sheehan    Director
         Kevin Dell        Vice President/Secretary
         William Tomko     Sr. Vice President
         Michael Burns     Vice President
         Steve Ludwig      Compliance Officer
         Robert Tuch       Assistant Secretary

*Barr Rosenberg Funds Distributor, Inc.                     Irimga McKay - President
         Barr Rosenberg Funds                               Greg Maddox - Vice President(1)

BNY Hamilton Distributors, Inc.                             William J. Tomko - President(2)
         BNY Hamilton Funds, Inc.                           Richard Baxt - Sr. Vice President(3)

*Centura Funds Distributor, Inc.                            Walter B. Grimm - President
         Centura Funds                                      William J. Tomko - Sr. Vice President

CFD Fund Distributors, Inc.                                 Richard Baxt - President
         Chase Funds

Concord Financial Group, Inc.                               Walter B. Grimm - President
         ProFunds-

*Evergreen Distributor, Inc.                                D'Ray Moore - President
         Evergreen Funds

*Performance Funds Distributor, Inc.                        Walter B. Grimm - President(4)
         Performance Funds                                  William J. Tomko - Sr. Vice President

The One Group Services Company                              Mark Redman - President(5)
         The One Group of Funds                             William J. Tomko - Sr. Vice President(2)

Vista Funds Distributors, Inc.                              Richard Baxt - President
         Chase Vista Funds                                  Lee Schultheis - Sr. Vice President
                                                            William J. Tomko - Sr. Vice President

Kent Funds Distributors

Mentor Distributors, LLC                                    D'Ray Moore, President

*IBJ Funds Distributor, Inc.                                Walter B. Grimm, Sr. Vice President

*address is 90 Park Avenue, New York, NY
(1)  Serves as Assistant to Treasurer to Centura Funds
(2)  Serves as President to BNY Hamilton Funds and Treasurer to One Group of
     Funds
(3)  Serves as Vice President to BNY Hamilton Funds
(4)  Serves as President to Performance Funds
(5)  Serves as President to One Group of Funds

NON BISYS DISTRIBUTORS
----------------------

(see Part C for directors and officers of distributors)

Glickenhaus & Company
         The Empire Building Tax-Free Bond Fund

Integrity Investments
         Valiant Funds

Shay Financial Services, Inc.
         MSB Fund, Inc.
         Asset Management Fund, Inc.
         Institutional Investors Capital Appreciation Fund, Inc.

Item 28.              Location of Accounts and Records
                      --------------------------------

                      Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:

                      (1)     BB&T Funds
                              3435 Stelzer Road
                              Columbus, Ohio  43219
                              Attention:  Secretary
                              (Registrant)

                      (2)     Branch Banking and Trust Company
                              434 Fayetteville Street Mall
                              Raleigh, North Carolina  27601
                              Attention:  Trust Investments
                              (Investment Adviser)

                      (3)     BlackRock Financial Management, Inc.
                              1600 Market Street, 27th Floor
                              Philadelphia, PA   19103
                              (Investment Sub-Adviser to the Small Company
                              Growth Fund)

                      (4)     BlackRock International, Ltd.
                              (Investment Sub-Adviser to the International
                              Equity Fund)
                              7 Castle Street
                              Edinburgh, Scotland EH23AH

                      (5) BlackRock Institutional Management Corporation (Investment Sub-Adviser to the Prime Money Market
                              Fund)
                              400 Bellevue Parkway, 4th Floor
                              Wilmington, DE  19809

                      (6)     BISYS Fund Services
                              3435 Stelzer Road
                              Columbus, Ohio  43219
                              (Manager, Administrator and Distributor)

                      (7)     Firststar Bank N.A.
                              425 Walnut Street
                              Cincinnati, Ohio  45201
                              (Custodian)

                      (8)     BISYS Fund Services Ohio, Inc.
                              3435 Stelzer Road
                              Columbus, Ohio  43219
                              (Transfer and Shareholder Servicing Agent,
                              Provider of Fund Accounting Services)

                      (9)     Bank of New York
                              90 Washington Street, 22nd Floor
                              New York, NY  10286
                              (Custodian to the International Equity Fund)

                      (10)    Ropes & Gray
                              One Franklin Square, 1301 K Street, N.W., Suite 800 East
                              Washington, D.C.  20005
                              (Declaration of Trust, Bylaws, Minutes Book)

Item 29.              Management Services
                      -------------------

                      None.

Item 30.              Undertakings
                      ------------

                      The Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                      The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                     NOTICE

         A copy of the Agreement and Declaration of Trust, as amended, of the BB&T Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by officers of the registrant as officers and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 17 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia on this 23rd day of November, 1999.


                                               BB&T FUNDS
                                               Registrant
                                               /s/ Walter B. Grimm
                                               ---------------------------------
                                               Walter B. Grimm
                                               Chairman

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 17 has been signed below by the following persons in the capacities and on the dates indicated.

             Signature             Title                   Date
             ---------             -----                   ----


/s/ Walter B. Grimm                Chairman                November 23, 1999
---------------------
*Walter B. Grimm

/s/ William E. Graham              Trustee                 November 23, 1999
---------------------
*William E. Graham

/s/ Thomas W. Lambeth              Trustee                 November 23, 1999
---------------------
*Thomas W. Lambeth

/s/ Gary R. Tenkman                Treasurer               November 23, 1999
---------------------
*Gary R. Tenkman

/s/ W. Ray Long                    Trustee                 November 23, 1999
---------------------
*W. Ray Long

/s/ Robert W. Stewart              Trustee                 November 23, 1999
---------------------
*Robert W. Stewart



*By:/s/Alan G. Priest
    -----------------
       Alan G. Priest
    Attorney-in-Fact, pursuant to powers of attorney filed herewith.

                                POWER OF ATTORNEY


             Walter B. Grimm whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Maryellen M. Lundquist, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the BB&T Mutual Funds Group (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:  6-18-97                              /s/  Walter B. Grimm
                                             -----------------------------------
                                             Walter B. Grimm

                                POWER OF ATTORNEY

         William E. Graham, Jr., whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Linda Dallas Rich, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The BB&T Mutual Funds Group (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee William E. Graham, Jr. and/or officer of the Fund any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:  2-15-94

                                                /s/ William E. Graham
                                                --------------------------------
                                                William E. Graham

                                POWER OF ATTORNEY

         Thomas Willis Lambeth, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Linda Dallas Rich, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The BB&T Mutual Funds Group (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee Thomas Willis Lambeth and/or officer of the Fund any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:  2-15-94


                                                 /s/ Thomas W. Lambeth
                                                --------------------------------
                                                 Thomas Willis Lambeth

                                POWER OF ATTORNEY

         W. Ray Long, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Linda Dallas Rich, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The BB&T Mutual Funds Group (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee W. Ray Long and/or officer of the Fund any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:  2-15-94

                                                /s/ W. Ray Long
                                                --------------------------------
                                                W. Ray Long

                                POWER OF ATTORNEY

         Robert W. Stewart, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Linda Dallas Rich, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The BB&T Mutual Funds Group (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee Robert W. Stewart and/or officer of the Fund any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:  2-15-94


                                                /s/ Robert W. Stewart
                                                --------------------------------
                                                Robert W. Stewart

                                POWER OF ATTORNEY


         Gary R. Tenkman, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the BB&T Mutual Funds Group (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:  August 3, 1998                            /s/Gary R. Tenkman
                                                  ------------------------------
                                                  Gary R. Tenkman

                                  EXHIBIT INDEX
                                  -------------

Exhibit No.          Description                                    Page
-----------          -----------                                    ----

    (i)                  Opinion of Ropes & Gray

    (j)(1)               Consent of Ropes & Gray